STATEMENT OF ADDITIONAL INFORMATION
FOR

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY®

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS®
VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

April 30, 2013

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

S-6594-20 A (4/13)

Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Revenues Received During Calendar Year 2012	p. 4
Principal Underwriter	p. 5
Independent Registered Public Accounting Firms	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

 2  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Debt & Ratings Information” under “Investors Relations” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com
Moody’s	www.moodys.com/insurance
Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Revenues Received During Calendar Year 2012

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2012. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Affiliated Funds**	$407,314,788
Fidelity® Variable Insurance Products	$9,239,062
Oppenheimer Variable Account Funds	$6,775,356
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,524,654
Franklin® Templeton® Variable Insurance Products Trust	$3,190,143
AllianceBernstein Variable Products Series Fund, Inc.	$3,007,278
American Century® Variable Portfolios, Inc.	$2,926,764
MFS® Variable Insurance Trustsm	$2,535,757
Goldman Sachs Variable Insurance Trust	$2,406,627
Wells Fargo Advantage Variable Trust Funds	$1,991,995
PIMCO Variable Insurance Trust	$1,635,110
Janus Aspen Series	$1,457,904
Eaton Vance Variable Trust	$1,301,112
Putnam Variable Trust	$889,568
Morgan Stanley UIF	$854,978
Credit Suisse Trust	$502,578
Royce Capital Fund	$230,656
Third Avenue Variable Series Trust	$168,273
Neuberger Berman Advisers Management Trust	$100,226
Calvert Variable Series, Inc.	$93,078
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund	$90,440
Legg Mason Partners Variable Trusts	$46,157
BlackRock Variable Series Funds, Inc.	$12,979
DWS Variable Series II	$4,988
Lincoln Variable Insurance Products Trust	$1,983
Lazard Retirement Series, Inc.	$1,389
J.P. Morgan Series Trust II	$1,213

*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.

**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

 4  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2012 was $375,557,164, in 2011 was $411,317,776 and in 2010 was $391,347,519. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firms

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2012 and December 31, 2011 and for each of the two periods then ended and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2012 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2011 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

The consolidated statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Company and its subsidiaries for the year ended December 31, 2010, included in this Statement of Additional Information have been included in reliance on the report of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	60	76	69	49	61	653	144	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09	$0.98	$0.75
Accumulation unit value at end of period	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	310	314	321	388	452	1,081	1,374	1,186	726	969

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64	$1.32	$0.92
Accumulation unit value at end of period	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	856	982	1,076	1,925	3,352	3,600	3,592	2,607	984	472

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94	$0.82	$0.66
Accumulation unit value at end of period	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	4	4	10	10	20	155	352	594	675	517

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04	$0.91	$0.74
Accumulation unit value at end of period	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	48	48	65	263	286	389	365	314	127	5

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	101	153	1,289	1,327	1,710	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	98	73	91	72	187	2,939	618	—	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54	$1.35	$1.06
Accumulation unit value at end of period	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	108	249	232	259	524	578	747	1,037	1,067	904

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31	$1.15	$0.90
Accumulation unit value at end of period	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	431	570	525	469	483	848	1,060	1,104	1,064	673

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00	$0.93	$0.78
Accumulation unit value at end of period	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	10	24	21	18	5	54	8

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06	$0.97	$0.81
Accumulation unit value at end of period	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	363	580	634	733	602	372	459	623	257	221

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11	$1.11	$1.11
Accumulation unit value at end of period	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	309	514	613	2,492	10,988	11,779	8,286	4,504	2,098	447

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29	$1.24	$1.20
Accumulation unit value at end of period	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,726	2,923	3,828	10,140	8,140	9,540	7,272	3,619	2,145	1,691

 6  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36	$1.16	$0.82
Accumulation unit value at end of period	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,536	1,770	2,153	7,610	8,565	9,289	9,434	5,165	3,041	1,239

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19	$0.96	$0.69
Accumulation unit value at end of period	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	743	843	1,028	1,522	2,437	1,993	2,144	1,491	475	115

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46	$1.33	$1.18
Accumulation unit value at end of period	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,122	1,599	3,215	2,861	3,115	2,645	1,377	741	714

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.37	$1.29	$1.16	$0.81	$1.09	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.37	$1.29	$1.16	$0.81	$1.09	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	291	321	461	402	788	585	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22	$1.10	$0.89
Accumulation unit value at end of period	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	722	695	706	639	713	1,605	1,925	2,397	2,886	4,230

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2,007	1,306	1,132	5,111	2,233	2,599	2,358	493	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82	$0.70	$0.55
Accumulation unit value at end of period	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	346	363	399	910	1,080	1,307	1,343	1,252	848	143

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62	$0.57	$0.47
Accumulation unit value at end of period	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	1,240	1,358	1,192	2,260	2,601	3,768	6,049	6,193	2,153	1,664

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80	$0.76	$0.59
Accumulation unit value at end of period	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	508	464	565	877	1,397	1,682	2,453	3,121	1,484	172

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	667	767	699	7,497	6,506	5,466	2,834	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	502	509	459	810	730	772	2,194	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15	$1.06	$0.87
Accumulation unit value at end of period	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	128	124	238	363	242	268	450	655	523	578

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	467	338	1,292	1,658	1,406	2,575	115	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85	$0.77	$0.61
Accumulation unit value at end of period	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	209	127	314	741	1,447	1,022	1,170	2,054	1,958	1,381

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10	$1.00	—
Accumulation unit value at end of period	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	205	198	120	195	67	67	184	92	65	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54	$1.31	$0.89
Accumulation unit value at end of period	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	126	152	71	57	113	214	333	514	779	660

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23	$1.22	$1.21
Accumulation unit value at end of period	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	494	1,843	1,670	825	1,394	817	493	688	870	1,097

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	624	617	533	605	506	677	1,600	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,490	1,730	1,433	2,787	2,025	2,116	2,567	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,280	2,496	2,532	4,368	8,518	7,443	6,582	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97	$0.92	$0.75
Accumulation unit value at end of period	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	67	87	92	148	226	676	754	1,103	1,370	1,249

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06	$1.01	$0.83
Accumulation unit value at end of period	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	454	438	473	805	963	1,126	1,624	1,338	994	432

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43	$1.96	$1.42
Accumulation unit value at end of period	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	105	162	195	298	492	591	664	915	1,023	984

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59	$1.28	$0.93
Accumulation unit value at end of period	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,062	1,077	1,379	2,734	3,823	3,786	4,011	2,702	1,034	510

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98	$0.87	$0.61
Accumulation unit value at end of period	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	15	20	20	28	48	92	298	605	429	144

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20	$1.06	$0.75
Accumulation unit value at end of period	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	344	464	548	558	771	890	1,130	728	573	205

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42	$1.85	$1.37
Accumulation unit value at end of period	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	170	163	203	232	262	688	836	667	487	349

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98	$1.61	$1.22
Accumulation unit value at end of period	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	301	212	215	352	465	576	738	593	414	242

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18	$1.05	$0.85
Accumulation unit value at end of period	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	255	264	354	525	670	761	865	716	533	667

 8  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09	$1.67	$1.31
Accumulation unit value at end of period	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	448	611	738	922	1,060	2,008	2,339	1,930	834	639

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69	$1.46	$1.01
Accumulation unit value at end of period	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	9	11	12	114	119	150	104

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99	$0.87	$0.67
Accumulation unit value at end of period	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	546	592	745	826	1,128	1,678	2,499	3,019	1,522	735

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	100	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	103	132	403	73	115	1,114	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	273	294	380	2,658	2,794	1,479	105	5	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72	$0.69	$0.48
Accumulation unit value at end of period	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	477	506	618	411	351	275	418	532	249	96

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	283	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15	$1.00	—
Accumulation unit value at end of period	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	670	788	719	2,639	3,700	3,639	4,892	3,642	641	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49	$0.41	$0.30
Accumulation unit value at end of period	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	28	34	34	30	30	51	125	125	144	215

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37	$0.37	$0.25
Accumulation unit value at end of period	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	104	111	100	41	22	37	180	200	333	426

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	461	568	6,880	6,240	5,448	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71	$0.60	$0.45
Accumulation unit value at end of period	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	269	262	226	395	275	272	231	250	132	295

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	49	109	136	127	65	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64	$0.59	$0.49
Accumulation unit value at end of period	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	212	186	178	406	260	317	481	640	522	874

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86	$0.81	$0.61
Accumulation unit value at end of period	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	89	131	102	190	92	130	243	558	576	622

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19	$0.92	$0.68
Accumulation unit value at end of period	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	584	543	500	562	821	765	1,065	588	211	139

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	314	467	451	1,794	1,961	1,463	1,473	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	241	300	317	356	270	140	1,068	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	154	142	1,718	1,971	2,116	1,957	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16	$1.00	—
Accumulation unit value at end of period	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	349	429	524	604	777	1,099	1,309	756	158	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07	$1.00	—
Accumulation unit value at end of period	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	3,277	3,125	3,938	8,634	8,498	9,223	6,331	3,173	403	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16	$1.00	—
Accumulation unit value at end of period	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	360	394	368	717	646	676	773	643	432	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	688	700	590	3,431	4,628	4,555	4,105	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98	$0.92	$0.78
Accumulation unit value at end of period	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	52	50	40	27	111	67	195	218	67	170

 10  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16	$1.01	$0.79
Accumulation unit value at end of period	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	24	32	57	91	69	164	145	194	207

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	123	139	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55	$2.26	$1.52
Accumulation unit value at end of period	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55	$2.26
Number of accumulation units outstanding at end of period (000 omitted)	30	34	39	66	81	358	405	539	591	516

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57	$2.15	$1.52
Accumulation unit value at end of period	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	27	33	38	62	123	175	287	371	347	311

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,277	1,257	395	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,382	18,860	26,354	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	768	1,132	1,988	5,705	2,307	2,713	2,959	1,455	5,004	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,335	1,443	1,174	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,408	4,175	8,371	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,778	4,194	507	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,266	21,448	21,627	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,064	2,007	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,938	26,294	23,294	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,950	1,471	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,691	9,103	5,162	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53	$1.28	$0.93
Accumulation unit value at end of period	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	402	542	707	3,210	3,353	3,487	2,495	2,068	860	982

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	264	276	7,045	4,641	3,570	3,666	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13	$1.00	—
Accumulation unit value at end of period	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	125	127	115	176	74	115	77	235	182	—

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40	$1.08	$0.73
Accumulation unit value at end of period	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	887	992	1,120	2,334	2,433	2,932	3,471	2,814	1,701	1,136

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62	$1.37	$0.96
Accumulation unit value at end of period	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	631	895	1,057	2,350	3,272	3,659	3,852	2,709	1,415	1,250

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11	$1.02	$0.84
Accumulation unit value at end of period	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	4	4	7	31	355	91	66

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15	$1.00	—
Accumulation unit value at end of period	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	278	311	337	2,398	408	500	669	661	76	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15	$0.98	$0.72
Accumulation unit value at end of period	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	109	148	121	298	182	331	421	467	408	445

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93	$0.82	$0.58
Accumulation unit value at end of period	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	136	160	198	225	258	231	84	35	10	10

 12  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  13

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

 14  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  15

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

 16  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  17

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,217	3,348	4,452	5,299	3,750	4,111	14,120	2,021	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98	$0.74
Accumulation unit value at end of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	40,750	48,468	55,671	68,595	84,420	116,725	135,093	149,316	125,010	82,114

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31	$0.92
Accumulation unit value at end of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	67,635	83,009	102,937	150,692	202,780	217,241	203,016	153,107	70,504	34,604

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04	$0.93	$0.81	$0.66
Accumulation unit value at end of period	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04	$0.93	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	5,968	7,587	9,999	12,855	16,842	22,009	24,450	28,073	28,284	27,256

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91	$0.73
Accumulation unit value at end of period	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	15,014	19,142	22,872	26,575	32,736	42,202	45,349	43,612	34,180	21,555

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,353	11,208	12,924	48,044	54,402	56,815	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,724	10,122	11,063	11,805	12,809	13,321	78,916	10,074	—	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59	$1.52	$1.34	$1.05
Accumulation unit value at end of period	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59	$1.52	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	12,258	14,862	19,329	24,377	28,576	41,125	47,446	53,724	50,678	46,232

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15	$0.90
Accumulation unit value at end of period	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	47,968	56,802	64,096	72,598	82,749	118,591	136,167	142,660	110,681	74,984

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,746	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04	$0.99	$0.92	$0.78
Accumulation unit value at end of period	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04	$0.99	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	11,585	12,719	14,304	15,940	18,431	21,893	24,975	23,850	20,551	15,315

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08	$1.05	$0.97	$0.81
Accumulation unit value at end of period	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08	$1.05	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	46,103	53,355	61,921	74,529	61,707	86,628	89,309	92,705	84,704	79,035

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12	$1.10	$1.10	$1.10
Accumulation unit value at end of period	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12	$1.10	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	96,155	124,252	134,040	197,288	399,214	286,121	258,492	193,996	187,100	203,753

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30	$1.28	$1.23	$1.19
Accumulation unit value at end of period	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	214,369	232,229	282,705	638,984	610,707	599,680	511,100	332,677	221,377	188,939

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52	$1.35	$1.15	$0.82
Accumulation unit value at end of period	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	166,205	206,688	256,449	508,061	530,216	560,416	585,144	408,559	255,776	134,486

 18  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54	$1.16	$0.94	$0.68
Accumulation unit value at end of period	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	38,627	46,641	56,730	80,593	111,551	89,546	89,672	75,520	22,549	8,256

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36	$1.44	$1.32	$1.18
Accumulation unit value at end of period	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36	$1.44	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	62,204	73,158	88,623	195,536	201,728	204,316	169,931	130,135	82,347	51,936

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.15	$0.81	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.36	$1.28	$1.15	$0.81	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,198	22,116	24,711	27,889	31,527	41,917	48,099	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25	$1.21	$1.09	$0.88
Accumulation unit value at end of period	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	82,188	91,967	111,083	137,350	147,297	218,538	251,768	262,154	242,254	177,150

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	46,830	49,398	56,452	229,076	128,653	116,516	109,316	29,477	1,052	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91	$0.81	$0.69	$0.55
Accumulation unit value at end of period	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91	$0.81	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	26,232	32,942	39,494	48,442	55,412	75,421	80,961	77,787	51,446	23,614

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66	$0.62	$0.57	$0.48
Accumulation unit value at end of period	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66	$0.62	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	88,846	104,494	124,302	147,034	180,650	283,769	326,108	323,849	191,140	192,314

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84	$0.79	$0.75	$0.59
Accumulation unit value at end of period	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84	$0.79	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	160,002	186,291	218,715	257,537	301,682	383,078	450,207	263,828	130,790	69,981

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,443	70,116	86,635	378,240	310,527	204,077	121,798	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,548	20,933	26,527	32,788	41,006	32,112	59,299	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04	$0.85
Accumulation unit value at end of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22,638	28,726	34,995	40,215	38,730	50,337	62,826	47,283	53,376	42,780

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,051	25,903	33,723	57,405	76,989	71,709	101,239	6,605	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87	$0.84	$0.77	$0.61
Accumulation unit value at end of period	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	57,241	65,653	77,987	91,208	100,420	127,010	139,008	154,949	144,039	103,587

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14	$1.10	$1.00	—
Accumulation unit value at end of period	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	8,170	9,950	10,640	6,269	5,696	7,988	7,937	6,232	3,498	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60	$1.53	$1.30	$0.89
Accumulation unit value at end of period	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60	$1.53	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	13,295	16,466	19,549	21,859	26,621	38,095	49,721	59,243	61,563	44,627

RIVERSOURCE VARIABLE ACCOUNT 10  ■  19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22	$1.21	$1.21	$1.20
Accumulation unit value at end of period	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22	$1.21	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	65,849	78,480	95,906	109,059	125,698	120,018	125,729	145,087	160,725	155,718

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,771	38,081	37,446	39,767	30,400	17,045	51,380	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,246	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67,900	74,599	74,514	162,181	119,741	111,086	103,830	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135,683	162,922	192,769	269,589	398,515	294,643	244,121	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03	$0.96	$0.92	$0.75
Accumulation unit value at end of period	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03	$0.96	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	23,385	28,379	37,384	48,395	58,690	78,090	92,368	107,380	122,387	119,334

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01	$0.82
Accumulation unit value at end of period	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	55,533	65,028	77,301	92,559	113,690	148,743	173,861	189,109	187,351	119,284

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82	$2.41	$1.94	$1.41
Accumulation unit value at end of period	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82	$2.41	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	15,673	20,066	27,026	35,956	44,234	56,323	67,426	72,759	73,206	67,863

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27	$0.93
Accumulation unit value at end of period	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	88,455	109,162	132,015	187,652	236,346	264,423	290,678	260,492	188,565	109,647

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15	$0.97	$0.86	$0.61
Accumulation unit value at end of period	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15	$0.97	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	8,802	11,310	15,374	20,415	25,280	33,656	38,789	40,988	42,151	31,628

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06	$0.75
Accumulation unit value at end of period	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	24,321	30,682	36,566	43,314	53,513	66,434	74,339	70,878	66,935	31,322

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70	$2.39	$1.83	$1.36
Accumulation unit value at end of period	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70	$2.39	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	31,720	36,714	42,372	50,767	62,873	93,100	128,540	139,618	120,456	87,330

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11	$1.96	$1.59	$1.21
Accumulation unit value at end of period	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11	$1.96	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	22,727	28,384	34,971	42,025	52,033	66,946	78,886	78,073	59,293	43,978

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05	$0.85
Accumulation unit value at end of period	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	33,231	41,319	50,331	57,678	68,255	94,998	90,391	69,986	45,710	26,370

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31	$2.07	$1.65	$1.30
Accumulation unit value at end of period	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31	$2.07	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	42,578	52,628	64,121	78,043	97,291	139,637	163,687	174,918	115,616	83,015

 20  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76	$1.68	$1.45	$1.00
Accumulation unit value at end of period	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76	$1.68	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,993	2,476	3,153	3,757	4,574	6,389	8,977	10,823	12,173	13,511

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04	$0.98	$0.86	$0.67
Accumulation unit value at end of period	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04	$0.98	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	61,881	73,864	90,486	108,298	131,282	187,585	231,223	248,935	128,074	83,166

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,770	7,943	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,227	7,312	7,456	8,089	8,014	5,881	33,923	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,580	30,304	36,189	128,526	99,290	48,018	1,744	127	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69	$0.48
Accumulation unit value at end of period	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	16,565	19,212	21,966	21,730	19,001	21,716	25,440	31,926	14,454	7,882

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,151	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,878	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19	$1.15	$1.00	—
Accumulation unit value at end of period	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	71,034	86,061	100,324	178,986	227,595	224,730	258,223	203,272	36,974	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,633	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,719	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54	$0.48	$0.40	$0.30
Accumulation unit value at end of period	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54	$0.48	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	11,184	13,345	16,104	19,522	23,257	27,632	29,699	34,555	40,872	48,862

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40	$0.36	$0.36	$0.25
Accumulation unit value at end of period	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40	$0.36	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	17,509	21,201	27,036	27,957	23,828	28,860	30,606	32,606	37,258	40,520

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,837	22,462	31,752	305,123	238,472	154,650	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92	$0.70	$0.60	$0.45
Accumulation unit value at end of period	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92	$0.70	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	28,307	40,311	55,565	61,696	69,375	80,158	77,239	72,832	75,760	81,742

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,455	1,187	1,271	1,551	1,524	1,080	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.74	$0.74	$0.67	$0.48	$0.77	$0.70	$0.66	$0.64	$0.59	$0.48
Accumulation unit value at end of period	$0.86	$0.74	$0.74	$0.67	$0.48	$0.77	$0.70	$0.66	$0.64	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	39,849	47,281	57,389	67,421	63,755	80,158	100,533	117,493	108,239	91,666

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89	$0.85	$0.81	$0.61
Accumulation unit value at end of period	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89	$0.85	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	20,047	25,583	25,934	28,887	32,039	42,261	51,188	62,995	77,406	74,690

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92	$0.68
Accumulation unit value at end of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	38,539	46,187	47,357	56,324	67,989	78,212	71,164	55,870	28,362	18,051

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,518	22,051	25,144	67,174	88,969	51,109	51,499	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,635	18,214	17,947	18,479	17,546	14,940	37,273	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,765	8,478	9,073	75,726	78,811	64,614	57,067	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31	$1.16	$1.00	—
Accumulation unit value at end of period	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	21,566	26,339	29,183	31,543	36,705	48,173	51,514	33,811	11,540	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09	$1.07	$1.00	—
Accumulation unit value at end of period	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	194,916	225,204	265,863	519,119	569,070	536,032	339,587	150,945	22,945	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26	$1.15	$1.00	—
Accumulation unit value at end of period	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	13,918	16,342	19,999	23,658	27,205	34,265	34,462	18,592	7,652	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69,811	69,382	75,522	218,702	228,912	161,214	154,199	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	863	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91	$0.78
Accumulation unit value at end of period	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	7,626	9,058	10,511	12,725	15,248	19,770	25,848	27,299	21,518	18,023

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8,813	11,088	13,460	16,372	20,502	29,411	34,316	37,980	40,598	38,012

 22  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,916	14,126	17,030	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80	$2.53	$2.24	$1.51
Accumulation unit value at end of period	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80	$2.53	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	4,560	6,206	8,319	10,284	12,388	16,842	20,156	22,799	26,803	26,590

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89	$2.54	$2.13	$1.51
Accumulation unit value at end of period	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89	$2.54	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	5,377	7,101	9,979	12,740	16,209	23,692	28,765	31,916	32,334	31,927

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,074	57,559	22,643	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213,296	258,558	287,015	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	72,377	82,435	92,837	302,524	171,393	147,400	161,490	91,038	2,274	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103,582	81,730	19,114	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217,500	212,474	171,495	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	377,699	318,883	150,412	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,322,146	1,448,513	1,625,658	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196,988	181,157	85,099	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	837,813	998,828	1,122,490	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197,629	149,512	53,054	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	449,177	439,108	454,692	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28	$0.93
Accumulation unit value at end of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	31,851	39,424	48,893	149,191	156,845	148,793	126,637	127,559	90,541	67,609

RIVERSOURCE VARIABLE ACCOUNT 10  ■  23

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,840	18,111	24,428	303,537	183,635	117,605	123,150	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	3,731	4,276	4,535	5,203	6,409	9,188	9,786	10,247	4,730	—

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67	$1.38	$1.07	$0.72
Accumulation unit value at end of period	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	53,436	66,511	80,435	131,326	142,736	164,570	186,862	170,230	104,567	66,022

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77	$1.60	$1.36	$0.96
Accumulation unit value at end of period	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77	$1.60	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	69,932	84,309	102,578	155,213	176,483	212,646	235,960	241,623	184,961	129,824

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02	$0.84
Accumulation unit value at end of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	10,621	12,268	15,176	19,120	25,423	37,314	40,046	43,629	41,656	30,948

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32	$1.15	$1.00	—
Accumulation unit value at end of period	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	13,374	16,786	20,616	113,414	12,645	16,521	19,055	15,273	4,245	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97	$0.72
Accumulation unit value at end of period	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	16,305	21,795	16,904	19,019	22,799	30,772	36,471	41,049	43,145	38,865

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81	$0.58
Accumulation unit value at end of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	15,400	20,502	28,351	31,042	29,488	35,670	25,726	19,618	22,185	19,289

 24  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,954	2,365	2,971	3,313	1,964	1,519	6,467

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,898	5,814	5,889	6,136	5,992	7,074	1,936

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	21,668	25,453	30,081	130,094	295,091	140,364	33,087

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,870	1,920	1,769	1,603	1,325	1,295	346

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6,244	6,599	6,746	71,544	74,527	79,523	987

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,237	3,488	3,552	3,365	3,395	2,725	36,949

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14,115	14,358	12,846	12,296	10,333	11,609	3,143

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,275	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,709	7,342	8,118	9,918	2,682	3,274	829

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	515	2,071	1,047	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	25,597	32,019	38,057	56,313	97,399	60,832	34,337

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,372	2,062	1,102	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	59,211	58,892	63,231	972,289	788,507	586,913	145,290

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,085	824	316	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	51,118	58,110	66,039	784,644	581,359	300,203	93,936

RIVERSOURCE VARIABLE ACCOUNT 10  ■  25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,647	1,374	398	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34	$1.00
Accumulation unit value at end of period	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	15,793	17,567	19,363	96,670	170,447	72,075	18,150

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,533	865	406	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18,657	19,772	21,158	313,653	259,518	199,962	41,689

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.16	$0.82	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.36	$1.29	$1.16	$0.82	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10,581	10,620	10,905	10,915	8,519	8,110	2,469

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,149	1,786	859	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	18,038	16,330	17,925	18,658	13,874	16,917	6,215

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,012	505	123	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	15,227	14,836	15,925	425,767	209,056	151,929	49,975

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	356	349	138	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,480	3,977	4,182	4,460	3,440	3,482	1,285

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	310	401	75	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,914	3,901	4,320	4,123	3,524	4,502	1,470

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	80	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,497	1,867	1,258	1,264	1,237	1,353	461

 26  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	469	457	299	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	23,250	26,127	29,159	626,487	391,002	205,091	48,403

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6,783	8,041	9,469	10,385	10,806	7,134	23,001

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	91	12	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,034	3,411	3,871	3,392	1,407	1,461	338

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	222	75	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	12,608	14,876	17,892	66,735	94,511	58,370	50,393

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7,379	6,657	6,003	5,694	4,520	3,380	1,079

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	197	23	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,101	2,007	1,680	915	794	881	285

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	67	17	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,803	2,236	1,954	1,459	1,213	1,104	397

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	466	271	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20,952	18,934	22,090	19,314	18,319	9,945	2,091

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,807	1,305	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8,763	10,196	8,793	8,768	6,606	4,051	23,928

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,088	2,417	2,788	3,106	3,075	2,094	733

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	633	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	23,093	23,748	23,794	261,015	165,981	112,633	46,638

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	46,775	50,040	52,513	180,001	379,751	246,455	94,738

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	36,939	41,822	44,384	199,837	248,092	127,339	36,125

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,248	8,862	9,733	10,921	10,113	8,721	2,653

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12,218	12,544	12,512	13,465	13,508	15,015	6,443

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09	$1.00
Accumulation unit value at end of period	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11,090	12,614	12,529	13,709	12,625	11,602	4,228

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	15,322	16,523	16,807	17,365	17,652	20,093	5,798

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,828	6,322	6,259	7,238	7,321	9,453	4,040

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,837	3,425	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,559	3,626	3,184	3,258	3,220	2,213	16,983

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	10,018	10,765	11,342	238,183	191,749	79,002	607

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,217	—	—	—	—	—	—

 28  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13,184	14,753	16,418	201,934	251,843	151,420	67,895

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,716	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	11,784	13,258	15,295	639,872	430,107	255,815	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,456	2,205	2,132	2,226	1,683	864	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.04	$0.76	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.16	$1.04	$0.76	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,826	2,987	2,801	2,648	1,141	650	320

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	17,920	17,962	16,579	17,912	18,559	16,501	4,446

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29	$1.00
Accumulation unit value at end of period	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	7,544	8,256	8,650	96,054	117,566	42,226	21,964

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,355	6,756	6,158	5,604	4,975	4,591	17,766

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,459	3,961	4,163	137,644	119,726	86,117	26,194

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,214	1,392	1,455	1,127	833	629	164

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	8,142	8,569	8,021	7,911	7,145	6,835	2,542

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	57,221	60,624	65,085	577,448	420,661	316,103	64,310

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	6,322	6,884	7,403	8,026	7,814	7,765	3,088

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,658	1,883	2,050	2,171	1,604	1,833	138

RIVERSOURCE VARIABLE ACCOUNT 10  ■  29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23,468	20,990	18,465	351,435	346,275	235,995	82,883

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	288,564	249,264	79,955	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	569,607	673,876	709,794	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	795	363	370	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	92	64	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,140	163	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18,165	18,865	19,071	489,118	159,105	125,450	53,228

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,025	924	276	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	817	665	199	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179,383	124,664	37,862	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	632,917	517,244	407,564	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	453	143	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,208	975	376	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	408	382	65	—	—	—	—

 30  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	894	695	369	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	206	67	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	175	52	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	147	87	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,710,156	1,372,850	543,150	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,811,596	3,866,447	4,048,660	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,155,594	1,004,346	382,806	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,256,097	2,609,307	2,821,858	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	429,367	310,373	130,486	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,156,617	1,071,873	1,012,023	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,065	707	214	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	366	213	15	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	140	11	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	120	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212	134	73	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	7,960	9,513	11,214	373,857	309,935	185,435	24,338

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	824	320	184	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	82	9	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	296	219	138	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	9,484	11,367	12,854	634,379	315,690	173,483	64,829

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	563	230	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,530	1,610	922	738	671	780	107

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	67	39	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	21,094	24,125	26,504	187,502	120,530	56,104	23,903

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	18,923	21,342	22,943	153,936	123,418	77,217	9,756

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17	$1.00
Accumulation unit value at end of period	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7,030	7,768	8,294	298,706	4,123	4,214	1,467

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,859	5,638	2,066	2,178	1,767	2,129	556

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	6,577	7,143	8,077	7,416	5,757	5,179	1,212

 32  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,313	1,642	2,571	3,654	2,593	2,415	5,609	801	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97	$0.74
Accumulation unit value at end of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	23,312	28,840	33,656	41,871	53,105	74,246	84,552	91,924	75,935	54,358

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31	$0.92
Accumulation unit value at end of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	38,807	49,799	63,534	93,058	122,930	135,634	127,479	94,909	44,705	24,114

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267	93	2	—	—	—	—	—	—	—

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03	$0.92	$0.81	$0.66
Accumulation unit value at end of period	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	5,102	6,878	9,446	13,469	17,171	22,876	26,483	30,007	30,595	30,150

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90	$0.73
Accumulation unit value at end of period	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	8,843	10,596	12,837	15,628	19,242	25,059	26,700	27,136	22,031	15,471

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,830	7,355	8,798	25,355	30,504	28,466	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,871	5,322	5,909	6,957	7,931	8,170	35,411	4,856	—	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57	$1.51	$1.33	$1.04
Accumulation unit value at end of period	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	10,633	12,699	16,669	22,547	27,547	40,862	47,256	53,403	50,775	49,145

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14	$0.89
Accumulation unit value at end of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	31,529	36,454	41,940	48,731	56,747	81,683	93,343	95,710	71,318	50,607

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,226	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02	$0.98	$0.91	$0.77
Accumulation unit value at end of period	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02	$0.98	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	6,095	6,505	8,238	9,852	12,240	17,034	19,334	19,301	17,682	14,100

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04	$0.96	$0.80
Accumulation unit value at end of period	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	33,359	39,535	45,791	55,353	51,095	74,966	74,221	77,525	74,540	73,310

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,172	825	694	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10	$1.08	$1.09	$1.09
Accumulation unit value at end of period	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	61,799	82,185	92,405	140,419	290,095	247,870	211,744	147,452	148,915	178,580

RIVERSOURCE VARIABLE ACCOUNT 10  ■  33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,013	3,544	836	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28	$1.26	$1.22	$1.18
Accumulation unit value at end of period	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28	$1.26	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	156,667	174,738	214,494	447,493	430,993	408,270	351,043	257,273	190,125	176,013

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,392	844	229	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51	$1.34	$1.14	$0.82
Accumulation unit value at end of period	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	99,992	126,113	156,962	307,581	329,220	363,274	383,460	278,737	181,318	99,776

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,839	1,102	414	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53	$1.15	$0.94	$0.67
Accumulation unit value at end of period	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53	$1.15	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	22,279	27,455	33,567	47,289	61,879	50,491	51,867	44,244	16,315	6,501

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,020	1,190	353	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34	$1.43	$1.31	$1.17
Accumulation unit value at end of period	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34	$1.43	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	48,278	56,664	68,524	137,253	142,773	141,675	123,834	102,876	72,702	54,100

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,407	13,993	15,434	16,890	19,527	26,868	30,821	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,838	1,107	225	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23	$1.20	$1.08	$0.87
Accumulation unit value at end of period	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	64,192	73,576	89,489	111,734	125,862	186,775	221,767	237,711	236,566	197,358

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,475	587	160	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	32,890	34,819	39,448	141,698	76,770	65,977	61,812	18,068	783	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446	166	44	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90	$0.80	$0.69	$0.54
Accumulation unit value at end of period	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90	$0.80	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	16,902	21,875	27,645	35,421	42,730	58,762	64,541	61,793	40,351	21,462

 34  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	92	23	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66	$0.61	$0.57	$0.47
Accumulation unit value at end of period	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66	$0.61	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	51,318	60,544	72,817	90,930	116,110	186,447	216,237	212,229	135,373	147,485

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	40	9	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82	$0.78	$0.75	$0.58
Accumulation unit value at end of period	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82	$0.78	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	84,369	100,737	120,427	147,939	180,807	242,876	290,744	144,230	94,730	45,599

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,603	889	432	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	956,051	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,586	39,805	50,453	214,161	176,791	113,001	66,352	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,260	12,277	16,307	20,723	26,849	22,702	32,712	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	91	19	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03	$0.85
Accumulation unit value at end of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	13,009	16,901	21,606	26,343	25,504	35,043	43,939	31,419	35,498	29,450

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	215	50	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,045	14,817	19,331	32,037	45,362	43,555	54,642	4,982	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84	$0.77	$0.60
Accumulation unit value at end of period	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	40,265	46,053	55,090	65,626	73,795	92,416	104,302	122,070	117,372	91,398

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	52	32	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13	$1.09	$1.00	—
Accumulation unit value at end of period	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	4,932	6,465	6,063	3,736	2,900	4,152	4,707	3,594	2,030	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	81	47	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58	$1.52	$1.29	$0.88
Accumulation unit value at end of period	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58	$1.52	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	8,170	10,076	12,744	15,189	18,734	28,329	38,372	46,718	51,057	39,709

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,594	1,177	498	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20	$1.20	$1.20	$1.19
Accumulation unit value at end of period	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	52,934	61,501	78,228	88,306	108,778	104,637	108,222	121,249	130,386	135,202

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,269	1,394	—	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,622	25,966	26,305	26,662	22,011	12,631	26,224	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,284	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50,815	55,759	56,862	105,964	79,727	71,987	59,159	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84,137	102,175	120,336	167,696	237,020	166,815	127,364	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01	$0.95	$0.91	$0.74
Accumulation unit value at end of period	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01	$0.95	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	19,404	23,702	32,463	43,167	55,844	75,513	89,221	108,101	127,378	125,390

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00	$0.82
Accumulation unit value at end of period	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32,761	38,733	47,072	57,593	72,387	96,482	112,864	121,317	119,521	81,919

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79	$2.38	$1.93	$1.40
Accumulation unit value at end of period	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79	$2.38	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	12,401	16,339	22,725	32,282	41,030	52,936	63,504	70,537	72,884	69,808

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27	$0.93
Accumulation unit value at end of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	50,560	63,182	76,313	106,479	136,525	156,364	174,833	157,678	117,171	72,124

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14	$0.96	$0.86	$0.60
Accumulation unit value at end of period	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14	$0.96	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	7,128	9,288	14,044	19,097	24,686	32,307	37,262	40,363	43,553	34,462

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05	$0.74
Accumulation unit value at end of period	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	16,360	20,346	24,715	29,954	37,943	48,192	52,627	48,642	42,672	21,405

 36  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66	$2.37	$1.81	$1.35
Accumulation unit value at end of period	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66	$2.37	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	18,941	21,820	25,510	31,073	39,491	59,503	81,589	88,911	80,587	63,047

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94	$1.58	$1.21
Accumulation unit value at end of period	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	14,443	18,246	22,799	28,730	36,256	46,935	55,078	55,521	44,541	34,639

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04	$0.84
Accumulation unit value at end of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22,778	27,767	33,994	39,361	47,292	65,658	63,662	50,166	33,241	21,294

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29	$2.05	$1.64	$1.29
Accumulation unit value at end of period	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29	$2.05	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	26,253	33,368	41,459	51,883	65,990	96,413	112,452	117,932	84,473	65,106

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74	$1.66	$1.44	$1.00
Accumulation unit value at end of period	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74	$1.66	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	1,617	2,042	3,152	3,988	5,064	7,429	9,981	12,490	14,537	16,300

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02	$0.97	$0.85	$0.67
Accumulation unit value at end of period	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	38,124	45,869	57,775	70,758	87,685	126,734	160,736	168,697	108,140	80,350

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,566	4,289	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,583	4,633	4,675	5,414	5,240	3,964	15,226	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,045	20,480	24,477	76,801	53,711	23,729	1,198	107	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69	$0.48
Accumulation unit value at end of period	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	8,097	9,279	10,745	11,446	8,853	10,072	12,094	14,960	8,076	5,212

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,741	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,813	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18	$1.15	$1.00	—
Accumulation unit value at end of period	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	35,922	43,939	51,081	95,224	120,656	113,380	130,395	96,755	18,714	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,385	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,179	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53	$0.48	$0.40	$0.30
Accumulation unit value at end of period	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53	$0.48	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	5,538	6,760	9,504	12,181	15,191	18,083	20,670	24,803	30,043	36,658

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40	$0.36	$0.36	$0.25
Accumulation unit value at end of period	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40	$0.36	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	10,178	12,352	16,131	19,312	16,671	19,559	22,668	24,131	27,479	30,159

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,929	13,639	18,753	168,562	128,192	72,177	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91	$0.70	$0.59	$0.45
Accumulation unit value at end of period	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91	$0.70	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	20,796	28,873	39,710	46,612	54,116	64,174	61,879	59,325	61,390	68,389

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,133	926	1,019	1,436	1,203	741	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.72	$0.73	$0.66	$0.48	$0.76	$0.69	$0.65	$0.63	$0.59	$0.48
Accumulation unit value at end of period	$0.84	$0.72	$0.73	$0.66	$0.48	$0.76	$0.69	$0.65	$0.63	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	26,339	29,974	35,505	44,235	44,360	58,819	73,300	84,506	78,223	74,564

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88	$0.84	$0.80	$0.61
Accumulation unit value at end of period	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88	$0.84	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	14,561	18,476	17,906	20,432	22,831	31,915	38,120	48,503	60,214	61,988

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91	$0.68
Accumulation unit value at end of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	24,763	28,483	30,235	35,891	43,832	51,479	45,869	35,163	18,264	12,519

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,521	13,857	16,073	38,794	50,326	29,814	27,318	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,547	11,091	11,306	12,049	11,266	9,199	17,529	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,744	4,654	5,093	40,525	41,079	30,611	26,517	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	137	12	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15	$1.00	—
Accumulation unit value at end of period	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	14,055	16,697	18,638	21,263	24,950	32,187	34,962	20,721	6,121	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	136,644	159,925	193,872	350,910	395,298	360,480	226,000	94,657	11,924	—

 38  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15	$1.00	—
Accumulation unit value at end of period	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	8,534	9,937	12,889	15,634	18,861	23,107	22,606	12,037	4,085	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,223	49,462	49,921	127,629	131,661	82,318	76,067	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,076	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91	$0.77
Accumulation unit value at end of period	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	4,303	5,005	5,824	7,349	8,551	11,073	13,569	14,517	11,248	9,676

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5,772	7,324	8,590	10,504	13,381	18,697	21,524	23,458	24,819	24,880

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,461	9,245	11,503	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76	$2.50	$2.22	$1.50
Accumulation unit value at end of period	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76	$2.50	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	4,108	5,376	7,434	9,775	11,919	16,534	20,055	22,867	27,132	27,838

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85	$2.51	$2.12	$1.50
Accumulation unit value at end of period	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85	$2.51	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	4,999	6,239	8,717	12,094	15,600	23,616	28,313	32,580	33,905	34,897

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177,549	153,074	45,018	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87,969	109,521	123,203	—	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,851	479	120	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	101	15	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,542	739	310	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	48,160	54,821	63,669	192,220	113,444	88,734	95,224	51,906	1,504	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,263	833	244	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	836	553	149	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211,589	152,207	39,107	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146,041	137,636	129,583	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	459	359	89	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,624	1,214	172	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	369	28	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,027	678	437	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	156	46	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	700	442	57	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	287	33	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,323,161	1,036,629	372,331	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	756,580	839,441	951,448	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	671,792	586,675	199,756	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	380,336	451,744	514,222	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	457,930	335,257	125,196	—	—	—	—	—	—	—

 40  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	314,235	323,133	335,424	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	906	442	140	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	618	230	26	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	51	6	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	193	10	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	447	224	132	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27	$0.93
Accumulation unit value at end of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	16,925	21,324	26,229	81,111	85,345	79,474	69,587	72,463	57,581	44,918

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	756	268	35	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	59	6	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	445	380	103	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,221	9,394	12,490	163,841	98,708	55,721	57,963	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	588	340	45	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	2,101	2,436	2,760	3,165	3,807	5,203	5,724	5,777	2,540	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	172	74	—	—	—	—	—	—	—

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65	$1.37	$1.06	$0.72
Accumulation unit value at end of period	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65	$1.37	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	32,328	41,066	50,298	80,522	88,899	108,613	122,718	114,381	79,981	56,466

RIVERSOURCE VARIABLE ACCOUNT 10  ■  41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74	$1.58	$1.35	$0.95
Accumulation unit value at end of period	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74	$1.58	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	43,824	54,608	67,604	100,879	117,299	145,262	164,257	169,886	140,320	108,046

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01	$0.84
Accumulation unit value at end of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7,204	8,819	11,303	15,303	19,992	28,981	29,215	32,466	31,201	22,278

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31	$1.15	$1.00	—
Accumulation unit value at end of period	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	9,560	12,050	15,532	69,836	8,283	11,475	12,674	9,815	2,086	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97	$0.72
Accumulation unit value at end of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	10,721	13,842	9,802	11,212	13,585	18,131	21,391	25,313	25,983	24,999

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81	$0.58
Accumulation unit value at end of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	10,201	12,890	18,266	20,853	19,000	23,653	17,655	14,334	16,103	13,800

 42  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	378	500	609	425	664	2,023	333	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21	$1.16	$1.06	$0.81
Accumulation unit value at end of period	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,991	4,844	5,815	7,705	10,045	14,240	18,481	20,739	16,610	9,284

AllianceBernstein VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94	$1.68	$1.36	$0.95
Accumulation unit value at end of period	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94	$1.68	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	8,028	9,932	12,904	19,906	29,486	32,186	31,867	25,568	11,679	5,621

American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33	$1.19	$1.05	$0.85
Accumulation unit value at end of period	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,211	2,794	3,276	3,810	5,162	6,589	7,826	7,538	4,969	2,812

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,069	1,093	1,356	5,341	7,412	9,862	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,320	1,442	1,610	1,815	2,188	2,203	12,931	2,015	—	—

American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33	$1.28	$1.13	$0.89
Accumulation unit value at end of period	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,263	8,740	9,687	11,068	13,643	20,382	24,433	25,428	16,423	8,977

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (02/13/2002)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17	$1.11	$1.04	$0.88
Accumulation unit value at end of period	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,338	1,430	1,553	1,706	1,873	2,380	3,270	3,186	2,458	1,272

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19	$1.16	$1.07	$0.90
Accumulation unit value at end of period	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,618	5,115	6,232	8,438	2,967	5,018	4,466	3,385	2,471	1,608

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9,286	10,407	13,198	23,076	51,260	39,420	37,806	22,067	19,507	13,022

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23,880	26,268	33,910	89,692	93,379	103,330	87,923	50,746	22,751	13,984

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53	$1.36	$1.17	$0.83
Accumulation unit value at end of period	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18,169	22,186	27,619	59,080	64,717	69,629	75,610	47,282	24,579	8,342

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04	$1.54	$1.25	$0.90
Accumulation unit value at end of period	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04	$1.54	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	3,741	4,202	4,807	7,245	11,453	9,394	9,829	8,412	1,983	492

Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31	$1.39	$1.28	$1.14
Accumulation unit value at end of period	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31	$1.39	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	7,311	8,322	10,119	24,423	26,925	31,193	26,716	18,771	8,568	3,885

RIVERSOURCE VARIABLE ACCOUNT 10  ■  43

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.14	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.34	$1.27	$1.14	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,557	3,953	4,843	5,923	6,783	10,284	12,074	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32	$1.28	$1.16	$0.94
Accumulation unit value at end of period	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32	$1.28	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6,844	7,401	8,986	10,600	13,016	20,960	27,180	28,189	24,305	16,280

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,473	5,360	6,861	29,266	19,612	20,632	21,052	7,061	300	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42	$1.26	$1.08	$0.85
Accumulation unit value at end of period	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,780	2,246	2,671	3,118	3,748	5,324	5,986	5,133	2,551	340

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06	$0.99	$0.92	$0.77
Accumulation unit value at end of period	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06	$0.99	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	4,822	5,957	7,579	9,725	12,689	20,603	24,725	23,296	7,403	5,647

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05	$1.00	$0.95	$0.75
Accumulation unit value at end of period	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	8,622	10,274	13,426	16,370	18,986	23,697	27,942	27,550	4,862	1,779

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,755	7,119	8,954	47,208	42,915	31,378	21,100	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,072	2,622	3,409	4,016	5,121	4,198	9,849	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26	$1.15	$1.07	$0.88
Accumulation unit value at end of period	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,050	1,366	1,677	2,137	2,135	2,984	4,676	5,505	5,961	4,649

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,080	2,719	3,568	6,370	9,682	9,445	15,321	622	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14	$1.10	$1.01	$0.80
Accumulation unit value at end of period	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4,258	5,018	5,760	6,575	7,849	10,644	13,132	14,184	11,269	6,544

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13	$1.09	$1.00	—
Accumulation unit value at end of period	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	801	699	657	520	582	925	1,124	921	450	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52	$1.46	$1.25	$0.85
Accumulation unit value at end of period	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52	$1.46	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,027	1,185	1,364	1,760	2,383	3,378	4,827	5,744	5,617	2,920

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05	$1.04	$1.05	$1.04
Accumulation unit value at end of period	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,912	8,324	9,876	11,597	12,804	12,583	16,153	18,707	17,403	14,902

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,119	5,777	6,003	6,589	4,848	3,423	9,239	—	—	—

 44  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,306	9,353	8,826	20,977	18,362	19,211	18,826	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,958	19,991	23,331	32,815	53,546	45,072	40,094	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16	$1.09	$1.04	$0.85
Accumulation unit value at end of period	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6,449	7,478	9,202	10,988	14,570	20,111	25,441	28,158	27,602	15,940

Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77	$1.52	$1.23	$0.90
Accumulation unit value at end of period	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77	$1.52	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13,281	16,089	19,376	28,494	38,797	44,787	53,339	46,944	30,787	15,111

Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55	$1.32	$1.17	$0.83
Accumulation unit value at end of period	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,581	3,352	4,194	5,075	6,432	8,255	10,330	9,686	7,474	2,900

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99	$1.77	$1.36	$1.01
Accumulation unit value at end of period	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99	$1.77	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	4,470	5,048	5,793	7,137	9,150	14,263	20,694	22,307	17,231	9,166

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59	$1.47	$1.20	$0.92
Accumulation unit value at end of period	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59	$1.47	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,649	4,671	5,667	7,198	8,815	11,862	14,227	13,298	8,980	5,248

FTVIPT Mutual Shares Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35	$1.23	$1.10	$0.89
Accumulation unit value at end of period	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	5,753	6,986	8,593	10,913	14,362	21,837	22,449	18,871	13,076	6,742

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69	$1.51	$1.21	$0.95
Accumulation unit value at end of period	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69	$1.51	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6,580	8,180	10,069	12,872	16,558	24,512	29,515	30,996	15,049	7,743

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24	$1.17	$1.03	$0.80
Accumulation unit value at end of period	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,395	6,563	8,681	11,037	13,564	20,871	27,339	30,636	9,922	2,742

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,020	1,155	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	843	789	912	956	923	753	5,096	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,584	2,863	3,166	14,695	14,785	8,000	503	2	—	—

Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85	$0.84	$0.81	$0.56
Accumulation unit value at end of period	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85	$0.84	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	1,876	2,296	2,504	2,935	2,808	2,913	3,543	4,728	1,650	851

RIVERSOURCE VARIABLE ACCOUNT 10  ■  45

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,164	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18	$1.15	$1.00	—
Accumulation unit value at end of period	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	12,690	15,566	19,642	32,587	43,694	51,531	60,771	53,896	12,916	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,152	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01	$0.92	$0.92	$0.64
Accumulation unit value at end of period	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01	$0.92	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	249	332	450	384	367	507	505	468	467	428

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,944	2,218	3,203	38,560	33,658	25,246	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61	$1.23	$1.05	$0.79
Accumulation unit value at end of period	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	633	970	1,173	1,272	1,603	1,484	1,656	1,555	1,500	1,254

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	307	364	497	443	225	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.03	$0.75	$1.20	$1.09	$1.03	$0.99	$0.92	$0.76
Accumulation unit value at end of period	$1.31	$1.14	$1.14	$1.03	$0.75	$1.20	$1.09	$1.03	$0.99	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,964	2,867	3,412	4,222	4,927	5,932	8,628	8,658	5,399	2,971

MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04	$1.00	$0.96	$0.72
Accumulation unit value at end of period	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,742	1,875	1,975	2,166	2,718	3,692	5,363	6,257	6,311	5,191

MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70	$1.47	$1.14	$0.85
Accumulation unit value at end of period	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70	$1.47	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,606	4,150	4,253	5,019	6,021	7,678	8,231	6,871	3,380	1,670

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,249	3,764	4,422	10,214	14,095	9,916	8,886	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,693	1,749	2,148	2,776	2,519	6,372	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	546	638	833	9,498	10,873	10,350	9,305	—	—	—

 46  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30	$1.15	$1.00	—
Accumulation unit value at end of period	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	4,070	4,886	5,713	6,423	8,456	11,884	14,402	11,208	4,318	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	26,208	29,094	36,401	70,681	82,157	92,164	64,615	34,899	7,003	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25	$1.15	$1.00	—
Accumulation unit value at end of period	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	2,696	3,482	4,518	5,663	7,256	9,606	10,328	6,924	2,998	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,796	8,122	7,695	26,403	31,669	27,066	26,857	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12	$1.00	$0.94	$0.81
Accumulation unit value at end of period	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12	$1.00	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,185	1,487	1,676	2,116	2,705	3,423	4,490	4,351	2,530	1,776

Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40	$1.26	$1.09	$0.86
Accumulation unit value at end of period	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	950	1,199	1,420	1,819	2,476	3,409	3,961	4,252	4,043	4,165

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	446	574	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,855	5,318	2,096	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,496	27,553	34,056	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	8,690	9,442	12,533	40,367	23,321	26,608	31,048	20,279	653	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,504	8,652	2,295	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,179	19,636	20,656	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,075	27,954	12,697	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145,577	165,095	199,338	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,416	14,158	6,430	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,514	92,740	118,440	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,952	15,647	5,250	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,433	52,813	58,788	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50	$1.43	$1.21	$0.88
Accumulation unit value at end of period	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,689	4,645	6,022	20,099	23,170	23,547	19,283	20,683	11,379	7,181

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	966	1,360	2,193	38,320	25,636	18,675	20,639	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	366	389	441	522	766	1,469	1,490	1,493	840	—

Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99	$1.66	$1.28	$0.87
Accumulation unit value at end of period	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99	$1.66	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	5,940	7,022	8,554	14,208	16,311	18,491	21,367	19,260	9,273	4,376

Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56	$1.41	$1.21	$0.85
Accumulation unit value at end of period	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	10,445	12,712	15,507	23,568	28,344	36,469	42,372	41,455	26,304	13,657

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20	$1.16	$1.07	$0.88
Accumulation unit value at end of period	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,317	1,554	1,870	2,083	2,739	3,917	4,549	5,289	5,233	3,858

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31	$1.14	$1.00	—
Accumulation unit value at end of period	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	2,144	2,535	3,118	15,466	3,851	5,245	6,006	4,632	1,316	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26	$1.18	$1.01	$0.75
Accumulation unit value at end of period	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,997	2,590	2,173	2,701	3,344	4,587	6,324	7,621	6,990	5,557

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11	$1.06	$0.94	$0.67
Accumulation unit value at end of period	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11	$1.06	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,791	2,077	2,621	2,879	3,050	3,223	2,943	2,596	2,735	1,772

 48  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	768	1,028	1,335	1,422	868	826	2,366

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,962	3,474	3,473	3,606	3,339	3,809	815

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	10,349	12,398	15,576	55,082	134,103	71,496	17,586

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,164	1,157	917	1,097	905	839	170

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,833	3,927	4,221	25,534	34,239	39,420	1,124

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,616	1,484	1,807	1,872	2,187	1,670	16,170

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9,195	8,675	8,359	9,000	8,788	9,147	3,228

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	691	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,159	5,063	5,955	7,468	2,260	3,045	692

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,055	202	25	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15,607	22,516	27,422	40,034	78,386	66,258	30,300

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,947	74	9	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	41,230	41,410	46,358	442,738	396,544	332,535	82,281

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	619	15	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	23,548	27,856	32,441	313,086	252,046	139,948	47,849

RIVERSOURCE VARIABLE ACCOUNT 10  ■  49

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	484	7	2	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	7,513	9,013	10,790	37,952	71,157	31,794	8,077

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	540	3	3	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13,497	15,817	16,568	143,161	130,420	111,551	23,263

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.16	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.35	$1.28	$1.16	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6,403	6,444	6,905	6,860	5,532	5,720	2,032

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	798	14	7	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11,620	11,121	12,241	12,921	10,347	11,949	4,619

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	882	24	17	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10,683	10,394	11,029	180,301	95,420	75,951	28,107

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,542	2,968	3,475	3,620	3,288	3,183	1,483

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,338	2,470	3,012	2,841	2,743	3,731	1,229

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,295	1,582	1,062	1,185	914	1,147	275

 50  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	7	8	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	641,242	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,612	12,679	14,397	250,317	170,602	98,884	25,237

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,767	4,678	5,748	6,844	7,828	5,334	11,268

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,845	2,309	2,695	2,466	951	867	201

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	6	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,153	8,067	9,643	26,538	41,871	28,850	23,159

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,407	3,792	3,814	3,971	3,649	2,723	808

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,309	1,120	1,238	753	543	624	255

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	1	1	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,319	1,468	1,586	1,107	745	671	344

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,769	153	27	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10,948	10,315	13,992	14,488	13,686	5,824	1,511

RIVERSOURCE VARIABLE ACCOUNT 10  ■  51

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	869	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,077	7,027	6,597	6,272	4,552	2,404	11,513

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,618	1,716	1,949	1,869	2,216	1,461	334

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	650	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16,282	18,777	17,997	118,218	85,447	67,726	27,120

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	27,675	29,394	31,769	80,198	170,866	120,474	48,092

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	16,147	18,656	21,472	79,888	111,747	60,463	18,038

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,742	4,698	5,049	5,548	5,707	4,948	1,434

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	5,431	5,753	5,597	5,633	6,070	7,265	3,157

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,258	5,057	5,828	6,619	6,684	6,312	2,407

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,331	10,509	11,979	12,441	13,358	15,116	4,294

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,355	3,539	3,820	3,784	3,714	4,307	1,797

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,680	1,711	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,300	2,394	2,319	2,339	1,902	1,489	7,279

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,774	6,515	7,072	94,818	82,817	36,588	566

 52  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,396	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6,137	7,166	8,232	81,027	107,604	68,660	32,553

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	983	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	4,256	5,118	6,484	250,167	182,177	115,892	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,632	1,354	1,342	1,238	929	534	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.04	$0.75	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.15	$1.04	$0.75	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,102	2,127	2,062	1,651	807	641	321

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	10,095	10,346	9,996	10,420	10,996	10,760	2,967

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4,276	4,699	5,173	38,110	50,443	20,119	11,119

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,512	3,626	3,564	3,043	2,825	2,863	8,501

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,518	1,876	2,095	52,314	49,940	38,901	12,041

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	662	668	663	607	615	433	124

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4,490	4,735	4,933	5,430	5,426	5,428	2,158

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	43,699	48,110	52,025	270,231	222,194	182,029	37,454

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,035	4,137	4,833	5,411	5,373	5,501	2,177

RIVERSOURCE VARIABLE ACCOUNT 10  ■  53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,066	1,205	1,186	1,308	1,236	1,705	113

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	16,929	14,599	13,843	143,534	158,174	117,365	42,994

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,278	9,262	4,608	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166,110	194,646	212,702	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	3	3	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	2	2	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	521	2	2	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11,600	12,795	12,681	214,008	81,236	68,621	29,756

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	394	6	2	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	2	1	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,545	19,166	9,779	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303,502	278,439	245,306	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	2	2	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	—	—	—	—	—	—

 54  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	4	4	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	14	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	3	2	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	7	5	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	2	2	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112,004	87,051	57,790	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,536,120	1,602,861	1,685,221	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60,473	51,157	33,804	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	751,540	850,053	918,448	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57,975	38,847	21,323	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	507,074	501,599	497,806	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	5	1	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	4	4	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	1	1	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	2	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,807	4,661	5,660	145,260	131,215	85,865	10,682

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	3	1	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	1	1	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,763	4,460	5,128	244,849	135,010	80,555	31,988

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	7	2	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,061	832	889	792	682	661	84

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	—	—	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	11,330	12,955	14,811	75,441	53,867	29,049	11,710

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9,491	10,675	11,753	60,871	53,861	36,284	4,737

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,014	3,409	3,739	122,714	2,444	2,285	776

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,173	4,080	1,135	1,197	1,080	959	327

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,925	4,337	5,102	4,669	3,444	3,245	854

 56  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	809	922	1,049	1,057	587	365	1,142

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,519	1,717	1,850	2,039	1,592	1,556	507

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8,409	10,020	11,867	40,250	87,244	38,356	8,397

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	408	274	306	239	150	158	111

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,077	2,224	2,309	17,413	21,846	20,594	250

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	557	591	853	821	577	514	7,306

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,117	4,303	4,363	4,264	3,835	3,320	1,105

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,750	2,998	3,328	4,084	1,157	1,380	306

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	231	564	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8,176	10,906	12,070	19,630	37,395	21,785	9,715

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	720	133	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18,800	19,814	22,789	328,316	248,818	163,183	34,539

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342	216	14	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13,508	15,637	18,439	227,242	159,469	71,512	20,717

RIVERSOURCE VARIABLE ACCOUNT 10  ■  57

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	291	262	66	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	5,246	5,522	6,267	25,932	45,352	16,836	3,634

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	134	48	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,795	6,279	7,961	103,933	79,449	54,634	9,735

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.15	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.34	$1.28	$1.15	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,171	2,784	3,432	2,847	2,027	1,780	588

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	307	226	39	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,322	5,135	6,185	5,553	2,850	3,380	1,111

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	318	652	97	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,369	4,947	5,172	132,844	59,935	38,612	11,996

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	43	16	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,325	1,620	1,824	1,873	1,656	1,210	490

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	90	11	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	879	1,062	1,117	1,096	1,181	1,382	367

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	593	417	368	375	366	461	129

 58  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	60	30	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,801	7,920	9,404	185,351	110,062	51,553	11,519

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.07	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,161	3,379	4,074	4,454	4,367	2,855	5,330

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	93	29	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	929	1,540	1,299	899	309	239	160

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	67	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,017	3,744	4,691	16,209	25,171	13,681	10,320

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,240	2,396	2,080	1,603	1,026	1,015	235

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	58	26	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	461	463	376	286	100	168	24

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	67	32	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	781	676	617	362	263	187	54

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	189	42	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,645	5,279	6,531	6,712	3,556	1,592	369

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	365	218	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  59

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,449	5,100	5,474	4,737	3,330	1,797	5,526

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,401	1,476	1,405	1,322	712	187

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10,750	9,888	9,427	85,892	52,812	32,564	11,485

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	16,893	19,196	20,266	55,492	108,730	62,826	21,709

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,305	11,982	13,369	55,298	70,935	30,848	8,140

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,463	1,595	1,884	1,988	1,887	1,417	577

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,691	3,952	3,862	3,724	3,060	2,707	1,034

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,178	3,786	3,986	3,930	3,508	3,160	896

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,609	6,373	7,190	7,366	7,976	8,346	2,910

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,083	1,023	1,238	1,364	1,887	2,280	1,088

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,562	1,651	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	962	1,130	988	923	830	730	3,445

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,039	3,450	3,301	69,225	53,378	18,933	98

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	—	—	—	—	—	—

 60  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,976	4,635	4,681	59,457	70,085	36,823	14,779

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	969	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2,790	3,226	3,982	186,397	119,627	61,515	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	962	782	879	836	406	182	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.03	$0.75	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.14	$1.15	$1.03	$0.75	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,482	1,252	1,320	1,309	556	314	77

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4,763	5,414	4,597	4,766	4,903	4,728	1,198

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	3,076	3,474	3,753	28,363	32,801	11,264	5,010

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,732	2,237	1,802	1,865	2,003	1,241	3,807

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,289	1,411	38,615	32,229	20,665	5,540

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	473	543	527	473	442	467	131

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,626	2,786	2,749	2,662	2,483	2,223	890

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	21,536	23,258	25,717	187,936	133,107	88,028	15,783

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,726	3,160	3,510	3,623	3,710	3,313	1,148

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	362	478	487	614	558	739	14

RIVERSOURCE VARIABLE ACCOUNT 10  ■  61

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9,044	8,355	8,208	106,125	101,673	60,132	18,644

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,798	27,379	9,088	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109,832	142,959	168,024	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	56	32	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	7	7	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	79	61	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,553	5,537	6,274	157,675	48,593	33,414	12,575

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	181	59	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	62	16	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,352	25,356	11,374	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191,955	172,997	169,771	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	74	20	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	974	915	127	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	35	—	—	—	—	—

 62  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	8	7	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	92	12	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	102	13	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	76	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188,879	158,255	77,581	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,029,788	1,147,869	1,296,870	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118,429	110,904	43,655	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428,503	553,318	640,890	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,877	48,500	25,835	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	368,244	376,142	404,992	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	95	44	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	62	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	24	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	12	6	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	22	17	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,854	2,309	2,880	107,087	85,156	45,243	4,783

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	28	9	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	41	5	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	45	18	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,764	2,094	2,609	182,362	88,037	42,507	14,138

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	86	20	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	293	322	235	179	95	225	61

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	44	44	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,891	6,758	7,421	52,684	32,472	14,103	5,176

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,244	5,910	6,752	42,795	34,099	19,102	2,525

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,820	1,958	2,182	91,809	1,394	1,157	403

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,194	2,727	711	701	883	413	120

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,836	1,868	2,174	1,953	1,467	1,102	248

 64  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	46

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	102

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	15

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	23

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	30

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	100

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	37

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	14

RIVERSOURCE VARIABLE ACCOUNT 10  ■  65

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8,497

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	63

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	178

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	14

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	20

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

 66  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	5

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	53

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	24

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  67

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	81

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	318

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	140

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	40

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

 68  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	21

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	5

RIVERSOURCE VARIABLE ACCOUNT 10  ■  69

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	288	415	437	548	301	264	846	148	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20	$1.16	$1.05	$0.81
Accumulation unit value at end of period	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20	$1.16	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,074	2,548	3,288	4,258	6,035	9,112	12,504	14,313	11,547	7,339

AllianceBernstein VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92	$1.67	$1.35	$0.95
Accumulation unit value at end of period	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92	$1.67	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	3,734	4,866	6,458	9,981	15,720	18,897	19,979	16,470	7,898	3,918

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	660	250	11	—	—	—	—	—	—	—

American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32	$1.18	$1.04	$0.85
Accumulation unit value at end of period	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	987	1,335	1,679	2,015	2,795	3,680	4,188	3,768	2,448	1,128

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	625	582	775	2,523	4,001	5,266	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	915	992	992	1,098	1,338	1,445	6,545	1,015	—	—

American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32	$1.27	$1.13	$0.89
Accumulation unit value at end of period	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,953	5,339	5,469	6,158	8,079	12,429	15,592	16,716	10,779	5,922

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (02/13/2002)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16	$1.11	$1.04	$0.88
Accumulation unit value at end of period	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	583	649	737	858	1,073	1,711	2,144	2,283	1,690	769

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18	$1.15	$1.07	$0.90
Accumulation unit value at end of period	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,744	4,325	6,111	2,378	4,008	3,764	3,085	2,273	1,117

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,988	3,304	666	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3,990	5,730	7,758	14,861	39,094	33,791	33,401	18,979	15,014	12,047

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,512	3,728	428	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18,482	20,159	26,396	58,421	63,728	68,622	60,502	37,023	19,654	12,452

 70  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,079	901	293	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51	$1.35	$1.15	$0.83
Accumulation unit value at end of period	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8,522	11,111	13,939	30,183	36,755	43,798	50,646	33,232	17,932	5,976

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,444	982	417	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02	$1.53	$1.25	$0.90
Accumulation unit value at end of period	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02	$1.53	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,611	1,940	2,468	3,600	5,787	5,242	5,716	4,677	1,199	318

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,345	1,777	517	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30	$1.38	$1.27	$1.14
Accumulation unit value at end of period	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30	$1.38	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	5,077	5,792	7,371	16,121	18,675	22,272	19,781	15,541	8,857	4,839

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,572	3,513	3,872	4,262	4,864	7,595	9,164	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,347	1,717	478	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31	$1.27	$1.15	$0.93
Accumulation unit value at end of period	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5,671	6,355	7,802	9,680	11,973	19,687	25,271	27,474	25,456	15,576

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,881	1,504	171	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	4,217	4,518	5,416	17,730	11,540	12,716	13,255	4,187	271	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	522	263	53	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41	$1.25	$1.08	$0.85
Accumulation unit value at end of period	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41	$1.25	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	885	1,090	1,443	1,829	2,197	3,162	3,800	3,647	2,172	496

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	347	100	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05	$0.98	$0.92	$0.76
Accumulation unit value at end of period	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,239	2,709	3,547	4,530	6,110	10,992	13,741	13,519	4,079	2,868

RIVERSOURCE VARIABLE ACCOUNT 10  ■  71

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	49	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13	$1.08	$1.03	$0.81
Accumulation unit value at end of period	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,109	3,980	5,013	6,295	7,479	10,299	12,875	11,604	2,482	744

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,113	1,220	145	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,030	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,446	3,000	3,790	22,026	20,913	15,689	10,663	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,302	1,688	1,766	2,195	2,857	2,426	5,251	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	117	32	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25	$1.15	$1.06	$0.88
Accumulation unit value at end of period	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	560	877	1,155	1,372	1,170	1,887	2,741	2,961	3,400	2,602

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	231	56	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,034	1,325	1,680	2,952	5,049	5,225	7,878	393	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13	$1.10	$1.01	$0.80
Accumulation unit value at end of period	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,590	3,038	3,421	4,568	5,854	8,187	9,874	10,825	9,241	5,428

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	270	204	40	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13	$1.09	$1.00	—
Accumulation unit value at end of period	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	665	477	561	429	584	789	734	632	499	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	170	22	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51	$1.45	$1.24	$0.85
Accumulation unit value at end of period	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51	$1.45	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	452	705	880	971	1,315	2,098	3,358	3,917	3,802	2,139

 72  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	881	1,095	460	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04	$1.04	$1.04	$1.04
Accumulation unit value at end of period	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6,553	7,651	9,727	11,135	13,972	12,745	15,464	16,802	16,700	13,079

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,268	2,125	—	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,125	2,408	2,563	2,966	2,963	1,728	4,962	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,538	6,419	6,500	12,792	11,376	13,146	12,200	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,153	11,122	12,302	15,949	27,515	23,069	20,348	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15	$1.09	$1.04	$0.85
Accumulation unit value at end of period	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,338	4,067	5,091	6,236	8,328	12,003	16,152	18,132	18,010	11,020

Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76	$1.51	$1.23	$0.90
Accumulation unit value at end of period	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76	$1.51	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6,547	8,022	9,514	14,164	20,610	25,720	32,335	28,423	18,934	9,886

Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53	$1.31	$1.17	$0.83
Accumulation unit value at end of period	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,536	1,936	2,441	3,135	4,259	5,901	7,436	6,520	5,276	2,292

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97	$1.76	$1.35	$1.01
Accumulation unit value at end of period	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97	$1.76	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,435	2,639	3,274	4,145	5,481	8,852	13,498	15,139	12,119	6,601

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57	$1.46	$1.20	$0.92
Accumulation unit value at end of period	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57	$1.46	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,057	2,496	2,911	3,457	4,647	7,056	8,954	8,682	5,338	3,257

FTVIPT Mutual Shares Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34	$1.22	$1.10	$0.89
Accumulation unit value at end of period	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,107	3,633	4,727	5,705	8,193	12,837	13,922	11,400	7,311	3,856

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68	$1.50	$1.21	$0.95
Accumulation unit value at end of period	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68	$1.50	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,719	4,717	6,137	7,669	10,448	15,654	19,762	20,011	10,047	5,836

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23	$1.17	$1.03	$0.80
Accumulation unit value at end of period	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,613	3,289	4,364	5,508	7,207	11,550	15,324	16,269	6,220	2,770

RIVERSOURCE VARIABLE ACCOUNT 10  ■  73

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	429	539	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	341	383	387	587	665	456	2,466	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,079	1,233	1,536	7,083	7,389	4,140	267	5	—	—

Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84	$0.83	$0.80	$0.56
Accumulation unit value at end of period	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84	$0.83	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	728	1,003	1,578	1,450	1,188	1,544	1,896	2,168	923	573

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,437	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18	$1.15	$1.00	—
Accumulation unit value at end of period	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	5,740	7,423	9,203	15,447	21,701	27,381	32,887	26,831	6,418	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	682	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01	$0.91	$0.92	$0.63
Accumulation unit value at end of period	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	96	122	169	178	134	206	215	230	249	279

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,063	1,400	1,827	18,450	16,906	12,686	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60	$1.23	$1.05	$0.79
Accumulation unit value at end of period	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	318	534	725	806	986	1,042	1,094	854	1,006	956

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	142	172	204	130	97	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.01	$0.74	$1.18	$1.08	$1.02	$0.99	$0.92	$0.76
Accumulation unit value at end of period	$1.28	$1.11	$1.12	$1.01	$0.74	$1.18	$1.08	$1.02	$0.99	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,187	1,322	1,440	2,149	2,427	3,135	4,033	4,710	3,047	2,246

MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04	$1.00	$0.95	$0.72
Accumulation unit value at end of period	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,014	1,248	1,318	1,542	1,851	2,675	3,472	4,247	4,567	3,912

 74  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68	$1.46	$1.14	$0.85
Accumulation unit value at end of period	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68	$1.46	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,679	2,928	2,748	3,343	4,698	6,370	6,302	5,189	2,575	1,371

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,651	1,854	2,304	4,848	7,113	4,961	4,670	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,242	1,686	1,284	1,240	1,487	1,490	3,111	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	287	320	4,088	5,048	4,922	4,471	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	81	17	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30	$1.15	$1.00	—
Accumulation unit value at end of period	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	2,440	2,763	2,966	3,414	4,437	6,986	8,796	5,927	2,391	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	17,582	20,765	25,920	45,739	58,677	62,902	46,387	23,303	4,223	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24	$1.15	$1.00	—
Accumulation unit value at end of period	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	1,506	1,679	2,099	2,510	3,184	4,773	5,725	3,700	1,477	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,642	8,325	7,492	15,667	18,406	14,755	14,860	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11	$1.00	$0.94	$0.80
Accumulation unit value at end of period	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11	$1.00	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	433	508	683	936	1,192	1,630	2,416	2,388	1,649	1,108

Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39	$1.25	$1.09	$0.86
Accumulation unit value at end of period	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	444	703	801	1,046	1,497	2,184	2,660	3,019	2,995	2,797

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	136	189	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95,228	88,245	18,111	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,386	7,382	11,130	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  75

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,384	857	109	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	67	14	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,762	1,438	237	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	6,547	7,560	9,304	25,536	17,319	17,958	20,730	13,014	516	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,201	943	200	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	818	446	44	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160,513	106,320	31,375	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,739	19,708	20,762	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	723	479	118	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,672	2,080	490	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	433	97	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,316	1,006	184	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	225	87	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	528	429	39	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	565	344	85	—	—	—	—	—	—	—

 76  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	983,581	803,653	267,638	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,495	76,905	95,000	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416,636	380,432	98,233	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,325	28,510	43,525	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	315,033	235,332	82,795	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,768	33,844	38,588	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,004	667	155	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	632	401	10	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	91	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	178	96	18	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	165	74	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49	$1.42	$1.20	$0.88
Accumulation unit value at end of period	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,725	2,181	2,661	9,298	11,506	12,216	10,437	11,559	7,783	5,093

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	637	565	159	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376	230	6	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	310	38	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	547	742	1,020	17,879	12,896	9,646	10,682	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	544	381	67	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11	$1.12	$1.00	—
Accumulation unit value at end of period	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	218	282	347	389	614	980	1,141	1,193	732	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	395	320	163	—	—	—	—	—	—	—

Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98	$1.65	$1.28	$0.87
Accumulation unit value at end of period	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98	$1.65	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,671	3,403	4,188	7,020	8,509	10,565	12,918	11,470	5,817	2,667

Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54	$1.40	$1.20	$0.85
Accumulation unit value at end of period	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54	$1.40	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4,290	5,535	7,116	11,266	14,444	19,504	23,503	23,080	15,408	8,442

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19	$1.15	$1.06	$0.88
Accumulation unit value at end of period	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	523	603	776	1,012	1,711	1,996	2,159	2,480	2,738	2,182

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31	$1.14	$1.00	—
Accumulation unit value at end of period	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	1,221	1,411	1,780	8,152	2,508	3,470	4,047	3,150	728	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25	$1.18	$1.01	$0.75
Accumulation unit value at end of period	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,577	941	1,067	1,472	2,414	3,081	3,829	3,698	3,344

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10	$1.05	$0.94	$0.67
Accumulation unit value at end of period	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10	$1.05	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,006	1,106	1,331	1,388	1,360	1,799	1,527	1,557	1,643	1,441

 78  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	48	56	84	38	42	66	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247	277	181	220	213	268	73	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	911	1,158	1,366	2,588	5,358	3,278	875	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	17	20	9	12	15	12	—	—	—

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	327	359	844	1,325	1,557	76	—	—	—

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	96	90	96	60	54	508	—	—	—

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,133	1,106	984	753	477	423	118	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66	$1.61	$1.49	$1.26
Accumulation unit value at end of period	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66	$1.61	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	31,868	35,492	41,584	50,261	63,701	91,481	134,037	183,540	209,599	229,325

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	912	953	983	874	134	177	42	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23	$1.21	$1.22	$1.23
Accumulation unit value at end of period	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	25,726	33,543	17,657	26,429	52,399	53,380	58,183	42,071	53,578	79,090

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,019	4,601	4,655	7,805	12,817	6,443	2,340	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41	$1.40	$1.36	$1.31
Accumulation unit value at end of period	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41	$1.40	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	39,761	43,797	52,791	62,551	74,132	94,011	125,947	161,182	183,879	225,391

RIVERSOURCE VARIABLE ACCOUNT 10  ■  79

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,034	3,814	21,366	18,072	15,662	3,649	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.38	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.49	$1.59	$1.38	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43,172	51,706	62,741	77,782	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,176	2,480	2,761	11,781	9,201	5,950	2,080	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	8	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.67	$2.14	$1.81	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.67	$2.14	$1.81	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,559	31,273	39,511	47,142	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	662	686	847	1,478	2,146	1,134	297	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46	$1.55	$1.43	$1.28
Accumulation unit value at end of period	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46	$1.55	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	11,594	13,207	15,395	18,436	24,387	29,881	43,931	63,122	69,347	70,976

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,175	1,327	1,441	7,312	6,376	5,574	1,823	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.15	$0.81	$1.09	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.33	$1.27	$1.15	$0.81	$1.09	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	501	509	520	504	321	388	166	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39	$1.36	$1.23	$1.00
Accumulation unit value at end of period	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20,820	23,616	27,791	34,092	42,231	64,660	107,467	157,929	198,705	211,533

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	847	822	741	732	714	778	163	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	23	—	—	—	—	—	—	—	—

 80  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	750	713	895	7,104	3,302	2,730	1,216	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23	$1.09	$0.94	$0.75
Accumulation unit value at end of period	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	26,997	33,208	41,245	51,869	68,928	101,902	154,153	186,228	183,739	169,533

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	273	313	271	145	164	97	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	250	311	255	110	192	64	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35	$1.28	$1.23	$0.96
Accumulation unit value at end of period	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	79,845	91,927	109,733	134,225	171,961	243,359	364,571	136,706	151,774	158,775

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	209	162	160	123	116	17	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,075	1,215	1,359	8,903	5,685	3,534	1,110	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	462	469	557	523	415	517	474	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,576	27,721	31,578	36,757	43,647	58,005	84,783	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	118	127	95	46	47	28	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  81

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	403	460	951	1,356	1,081	810	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	438	441	294	214	205	12	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	81	89	53	5	4	3	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	59	82	83	22	46	24	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,516	1,823	2,648	2,470	1,011	451	45	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	41	—	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	498	583	663	769	609	510	738	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236	280	311	312	230	123	66	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,779	2,005	1,589	5,344	4,095	3,491	1,613	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,960	2,966	3,081	4,468	6,247	4,856	1,983	—	—	—

 82  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,733	1,819	2,025	3,636	4,270	2,609	824	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	301	320	390	449	372	336	120	—	—	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	557	568	694	600	374	322	108	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	295	341	328	274	319	119	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	855	946	1,026	936	862	939	403	—	—	—

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	351	304	348	278	233	489	186	—	—	—

Invesco V.I. Core Equity Fund, Series I Shares (03/05/1996)
Accumulation unit value at beginning of period	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72	$1.65	$1.53	$1.25
Accumulation unit value at end of period	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72	$1.65	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	41,628	49,041	58,751	72,541	92,625	128,470	199,591	281,112	351,566	385,662

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	68	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	97	39	42	21	34	203	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	319	368	3,232	2,467	1,191	21	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	614	703	826	3,240	3,645	2,734	1,254	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	359	477	8,361	5,624	3,686	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  83

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	47	46	51	16	5	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	359	320	308	341	166	147	60	—	—	—

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	486	531	519	499	436	440	101	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	356	436	1,306	1,624	799	494	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	205	188	206	163	210	295	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	91	109	1,622	1,455	1,246	432	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	128	113	71	70	31	13	—	—	—

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	838	847	807	631	521	383	108	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,703	4,013	4,615	13,258	11,659	10,327	3,211	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	340	352	430	378	262	374	133	—	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	126	183	120	74	45	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,306	2,096	1,585	5,695	5,995	4,401	1,767	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IA Shares (03/05/1996)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38	$1.27	$1.16	$0.89
Accumulation unit value at end of period	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	34,299	39,973	47,515	57,178	71,705	97,679	149,236	206,197	265,044	324,631

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,512	1,375	203	—	—	—	—	—	—	—

 84  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,233	4,638	4,914	—	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,029	1,099	1,299	9,808	3,985	3,202	1,572	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	4	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,741	3,692	1,762	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,722	19,589	23,879	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	7	—	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	34	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	6	2	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  85

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,675	14,804	7,564	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,536	45,364	50,299	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,743	7,528	3,727	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,791	22,032	24,539	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,326	6,257	1,853	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,396	24,570	26,919	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.26	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	322	442	4,674	3,930	2,808	336	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 86  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	218	345	7,802	4,317	2,683	1,144	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	4	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	74	61	32	32	20	2	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	717	782	886	2,664	1,819	1,115	495	—	—	—

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	881	928	987	2,463	2,064	1,447	279	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	219	250	4,686	97	111	62	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	291	83	61	40	29	7	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	313	351	260	183	186	65	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  87

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	214	293	443	419	280	300	564

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	480	431	492	733	800	801	293

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,914	4,688	5,887	17,833	45,368	24,195	5,843

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	630	485	344	242	206	102	23

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,168	1,278	1,384	6,247	11,348	12,685	267

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	312	337	421	482	466	414	4,125

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,226	2,947	2,972	3,160	2,591	2,786	903

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,982	2,107	2,324	2,917	622	930	225

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	811	166	397	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,834	4,783	8,312	14,792	30,883	25,294	9,800

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,315	671	239	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	12,205	12,964	15,943	167,503	147,502	119,779	26,100

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	88	12	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6,495	7,829	9,754	98,890	78,564	42,436	14,023

 88  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	788	256	111	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,151	2,465	3,314	10,719	21,216	9,418	2,130

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	474	133	119	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,691	5,320	6,376	53,805	47,521	39,217	7,409

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.14	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.33	$1.26	$1.14	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,304	2,152	2,199	2,059	1,829	1,757	576

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,312	219	41	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,491	3,685	4,147	4,227	2,938	3,520	1,205

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	426	105	26	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,545	3,834	4,656	62,856	31,638	24,436	8,700

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	165	84	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	781	1,050	1,317	1,358	1,342	1,247	266

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	45	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	357	332	442	473	586	868	220

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	1	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	423	340	256	304	444	536	207

RIVERSOURCE VARIABLE ACCOUNT 10  ■  89

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	294	154	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238,831	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,335	4,130	5,333	81,378	54,827	31,528	7,437

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,472	1,680	2,130	2,414	2,757	2,052	3,503

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	60	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	335	469	651	529	153	191	44

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	62	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,798	2,073	2,723	6,758	12,410	8,621	6,289

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,317	1,085	1,006	911	1,062	1,259	361

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	65	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	354	337	384	274	159	73	20

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	21	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	444	404	366	285	123	147	51

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	187	66	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,567	5,602	6,485	6,519	5,026	2,324	623

 90  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,556	296	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01	$1.00
Accumulation unit value at end of period	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,201	2,577	2,791	2,321	1,653	1,007	3,433

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	325	458	646	764	826	586	205

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	562	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,197	8,341	8,780	44,355	33,621	26,240	10,136

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	10,025	10,542	11,951	26,262	55,331	38,145	14,254

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,805	5,555	6,949	23,688	36,142	18,414	5,441

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	859	1,077	1,365	1,556	1,670	1,294	483

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,659	2,525	2,730	2,586	2,319	2,457	1,107

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,505	1,730	1,829	1,834	2,047	2,059	1,064

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,381	4,076	4,866	5,084	5,780	6,302	2,030

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	601	487	575	698	825	1,284	665

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	573	439	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	498	508	571	583	577	362	1,832

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,386	1,632	2,081	29,799	26,041	11,042	102

RIVERSOURCE VARIABLE ACCOUNT 10  ■  91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,098	2,455	2,823	26,277	34,546	21,804	9,512

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	367	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,514	1,713	2,336	80,099	57,559	35,017	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.03	$0.84	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	444	337	376	292	292	125	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	526	500	777	698	479	325	80

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,682	3,758	3,729	4,001	3,917	3,235	1,005

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,694	2,093	2,262	11,746	15,705	6,278	3,387

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,061	1,364	1,265	1,329	1,340	1,013	2,328

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	536	538	552	15,761	15,089	11,632	3,205

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	125	131	209	165	155	142	29

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,487	1,548	1,898	1,750	1,612	1,649	663

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,181	20,543	24,561	104,395	90,372	69,486	12,934

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,572	1,536	1,853	1,891	1,925	2,045	715

 92  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	459	506	543	623	441	420	98

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,952	6,150	6,043	48,834	54,964	38,718	12,825

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,659	7,924	2,155	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,894	39,654	44,198	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	595	38	24	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	33	40	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	748	176	117	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,536	6,489	7,441	79,690	30,533	23,879	9,303

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	119	36	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	99	9	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,267	23,540	9,822	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100,316	98,218	111,907	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	56	18	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	759	232	55	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	27	42	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	67	16	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	12	41	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	114	14	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	84	3	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125,044	89,953	39,307	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	404,133	467,312	551,507	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,799	42,475	20,188	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123,092	158,719	191,048	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57,701	40,844	16,388	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193,942	209,263	234,736	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448	153	56	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	97	3	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	56	2	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	13	51	—	—	—	—

 94  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	8	4	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	880	1,083	1,348	44,669	40,609	26,141	2,786

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	21	13	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	18	1	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	68	53	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,033	1,276	1,523	76,995	42,822	24,777	8,957

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	48	6	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	171	180	165	158	145	181	32

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	38	41	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,922	3,546	4,286	22,622	16,160	9,249	3,490

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,492	2,943	3,589	18,458	16,958	11,392	1,995

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,163	1,409	1,555	42,775	1,018	830	382

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,090	1,313	354	325	296	211	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	969	1,008	1,248	1,279	1,063	968	178

RIVERSOURCE VARIABLE ACCOUNT 10  ■  95

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	79	42	2

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	327	255	127

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	57	69	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	306	1,336	340

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	903	707	306

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	136	287	38

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	177	110	33

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	241	301	97

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	216	263	122

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	262	294	121

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	269	155	59

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	37	25	10

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	45	40	38

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	64	10	13

 96  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	233	483	27

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,866	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	42	37	5

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	19	17	6

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	10	2	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	94	240	66

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	17	2

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	59	55	3

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	587	713	147

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	648	520	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	391	337	51

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	299	348	58

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	99	78	20

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	135	99	15

RIVERSOURCE VARIABLE ACCOUNT 10  ■  97

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	34	36	11

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	175	137	21

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	54	41	5

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	239	227	166

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	45	81	18

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	441	482	194

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,197	1,022	302

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	392	239	54

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	60	24	7

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	390	359	187

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	59	76	28

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	127	122	8

 98  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14,119	11,499	3,209

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	23	123	31

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,135	969	100

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	113	237	52

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	173	167	30

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	33	23	12

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	121	81	11

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	54	58	10

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	30,878	28,107	8,015

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,398	9,272	1,891

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19,190	14,556	4,109

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	207	241	49

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	101	28	3

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	8	6

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	7	8	1

RIVERSOURCE VARIABLE ACCOUNT 10  ■  99

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	41	17	21

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	89	84	4

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	23	123	38

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	33	22	3

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	91	149	8

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	175	132	11

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	33	12	2

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	57	56	6

 100  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	24	10	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	154	49	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	177	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	234	219	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	511	46	7

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	165	26	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	217	131	65

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	225	86	17

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	364	14	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	288	93	6

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	185	49	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	42	23	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	112	24	13

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  101

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	191	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,797	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	98	56	34

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	49	7	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	33	9	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	335	1	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	43	9	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	60	27	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	6	6

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	454	148	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	341	164	80

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	128	20	15

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	19	18	9

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	39	30	—

 102  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	215	69	2

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	35	32	10

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	9	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	59	46	1

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	43	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	184	57	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,222	1,906	387

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	85	24	11

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	291	25	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	209	89	54

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	107	63	40

RIVERSOURCE VARIABLE ACCOUNT 10  ■  103

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	12,192	4,424	673

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	42	11	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	176	43	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	32	5

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	130	35	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	122	1	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	72	35	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	166	39	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	45,726	22,126	6,259

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13,969	11,746	3,622

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19,211	9,784	2,470

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	174	75	10

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	150	15	9

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	52	32	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	13	13	—

 104  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	49	15	9

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	108	11	11

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	4	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	48	22	20

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	52	24	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	21	11	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  105

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12	100	117	215	114	83	43

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	185	157	138	212	193	302	65

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	803	1,110	1,489	2,691	7,868	5,603	1,561

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	204	65	21	25	50	38	4

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	294	370	358	730	2,024	2,413	40

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	89	78	181	47	127	152	530

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	914	1,036	1,001	881	939	802	213

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	518	547	809	907	375	619	350

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	101	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,268	4,106	5,325	11,291	21,135	15,777	7,385

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	538	322	30	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,731	6,538	7,525	31,929	31,170	28,774	5,708

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	59	31	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,805	2,178	2,845	12,785	12,673	9,098	3,489

 106  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	94	53	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34	$1.00
Accumulation unit value at end of period	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	546	649	760	1,330	2,601	1,669	340

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	80	23	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,641	2,021	2,598	9,993	9,621	9,331	1,982

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,073	1,088	1,127	1,227	1,097	885	286

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	122	52	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,563	1,554	1,702	1,816	1,461	1,856	514

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	120	29	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,299	1,249	1,525	8,735	4,855	4,738	1,866

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	35	12	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	250	229	219	250	182	260	100

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	189	159	196	245	206	237	69

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	9	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	40	73	68	89	86	136	38

RIVERSOURCE VARIABLE ACCOUNT 10  ■  107

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	605	129	30	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,776	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.20	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	829	1,189	1,476	9,757	8,302	5,811	1,493

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	247	399	496	668	887	819	748

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	7	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	91	83	156	178	81	89	16

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	12	13	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	320	426	538	929	1,749	1,681	1,085

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	502	397	470	728	476	499	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	17	14	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	85	72	53	17	23	41	15

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	81	71	70	90	22	19	5

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	202	144	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,166	4,378	4,382	4,922	2,703	1,689	130

 108  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	95	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01	$1.00
Accumulation unit value at end of period	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	800	950	1,182	1,097	883	655	700

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	304	368	444	454	317	164	35

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,372	3,788	4,453	8,753	8,356	9,232	4,655

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,690	2,701	3,123	4,857	9,818	8,451	3,216

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,110	1,256	1,724	3,813	6,011	4,186	1,152

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	292	461	655	683	624	609	234

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20	$1.00
Accumulation unit value at end of period	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	371	395	588	593	433	489	414

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	401	462	700	717	685	602	232

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	902	1,011	1,148	1,338	1,691	1,979	485

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	232	143	356	224	335	494	196

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	103	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	108	124	120	166	138	69	222

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	296	359	390	3,323	3,345	1,942	14

RIVERSOURCE VARIABLE ACCOUNT 10  ■  109

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	555	737	909	3,610	5,243	4,556	1,999

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	519	591	593	9,009	7,617	5,761	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	110	119	205	205	103	33	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.02	$0.74	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.13	$1.02	$0.74	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	369	269	230	223	224	122	57

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	903	953	901	892	1,003	1,091	467

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	470	425	429	1,188	2,112	1,085	624

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	214	203	159	215	268	387	397

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	80	96	100	1,600	1,895	2,072	680

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	35	32	59	84	42	5

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	520	588	662	679	693	779	266

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6,210	7,215	8,228	20,034	21,803	18,995	3,974

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	249	302	320	266	350	487	231

 110  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	366	383	379	403	323	375	6

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,141	2,838	2,685	7,054	9,430	7,577	2,481

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,970	5,014	476	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,463	1,618	1,928	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	12	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	119	34	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,237	2,570	2,975	13,553	7,067	5,715	2,119

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	73	59	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	54	56	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,372	12,111	3,775	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,090	32,521	40,233	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	12	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	288	94	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  111

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	23	34	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	57	51	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	3	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	57	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67,842	58,637	23,094	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,281	37,613	41,323	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,489	29,585	7,132	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,702	10,729	12,286	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,691	21,112	8,769	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,259	38,434	42,735	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	22	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	64	51	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	3	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—

 112  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	3	1	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	242	374	368	4,518	5,050	4,362	417

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	27	13	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	12	13	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	270	280	367	7,956	5,981	4,256	1,499

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	12	22	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	22	18	206	151	119	35	6

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	26	25	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	585	739	910	2,622	2,386	1,978	779

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	480	636	744	2,189	2,340	2,054	422

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	241	271	341	5,717	194	198	79

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	293	534	70	55	67	86	9

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	335	344	388	377	334	363	74

RIVERSOURCE VARIABLE ACCOUNT 10  ■  113

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	210

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	104

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	64

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	95

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	68

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	66

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	87

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	51

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	60

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	34

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

 114  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	302

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9,409

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	40

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	159

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	235

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	75

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	66

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	36

RIVERSOURCE VARIABLE ACCOUNT 10  ■  115

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	66

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	43

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	350

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	25

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	24

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	6

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	79

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	76

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	16

 116  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	616

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	95

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	38

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	27

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	15

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	39

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,878

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,516

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,391

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	73

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3

RIVERSOURCE VARIABLE ACCOUNT 10  ■  117

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	41

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	6

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	37

 118  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	87	29	11

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	152	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	30	37

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	308	75	36

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	19	55	14

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	190	178	13

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	94	100	4

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	139	32	7

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	212	25	18

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	129	94	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  119

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	73	21	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,245	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	33	31	8

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	14	13	7

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	62	55	1

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	92	132	53

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	738	165	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	158	90	20

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	164	131	29

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	74	67	5

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	42	14	—

 120  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	141	84	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	19	—	10

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	273	200	21

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	29	29	8

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	300	159	41

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	800	1,235	332

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	107	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	153	53	9

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	66	75	20

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	20	18	11

RIVERSOURCE VARIABLE ACCOUNT 10  ■  121

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9,335	7,524	2,009

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	34	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	261	168	44

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	9	18

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	192	38	31

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	47	20	15

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	67	60	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	18,226	13,127	4,361

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,242	2,986	389

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11,302	9,437	4,658

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	187	184	3

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	66	54	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	18	18	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

 122  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	10	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	4	7

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	63	47	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	11	15	5

RIVERSOURCE VARIABLE ACCOUNT 10  ■  123

Variable account charges of 1.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	12	11	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	189	164	31

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	41	41	18

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	81	10	2

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	22	23	13

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	23	2

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	16	11	5

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	30	27	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	52	32	15

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

 124  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	27	15

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	6	5	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	9	4	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1	7	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	31	11	18

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	36	3	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	19	38	13

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2	8	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	7	2

RIVERSOURCE VARIABLE ACCOUNT 10  ■  125

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	25	9	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	5	9	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	43	21	4

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	310	313	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	7	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	44	24	15

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,549	1,746	950

 126  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	39	40	2

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	9	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	18	15	4

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7,268	7,907	2,802

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,454	1,816	910

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,843	3,191	999

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	14	2	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	4	4

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	7	7	4

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	5	2

RIVERSOURCE VARIABLE ACCOUNT 10  ■  127

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	17	2	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	8	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4	5	1

 128  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	137	10	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	57	277	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	530	72	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	67	84	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	172	125	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	221	48	—

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	84	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	184	154	93

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	85	48	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	43	20	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	9	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  129

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	232	122	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,865	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	30	3	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	17	17	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	37	22	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	7	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	23	20	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	45	1	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	180	102	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	190	62	1

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	130	29	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	25	7	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	43	17	—

 130  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	125	63	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	24	31	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	331	159	47

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,508	2,115	234

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	101	7	3

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	26	18	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	205	43	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	43	21	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	44	11	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  131

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8,419	4,761	306

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	39	33	1

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	224	198	95

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	8	1

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	85	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	1	1

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	28	12	1

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	27,190	23,508	10,038

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,749	7,580	1,963

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,976	5,698	1,757

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	56	13	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	19	22

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	8	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

 132  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	2	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	58	3	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	52	32	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	72	51	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	189	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	132	27	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	33	7	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  133

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	10	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	29	32	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	276	121	54

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	41	20

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	48	36	51

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	48	50	35

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	42	42	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	101	94	5

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	106	79	35

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	44	1	50

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—

 134  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	202	253	72

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	795	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	64	—	20

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	43	43	211

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	145	108	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	61	41	47

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	38	37	32

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	10	11	19

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	27	25	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  135

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	—	20

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	60	60	23

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	6	7	32

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	256	136	35

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	197	178	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	51	32	8

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	29	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	108	94	36

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	12	27

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	35	15	—

 136  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,524	4,417	1,365

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	36	44	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	142	184	7

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	16	1

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	21	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	37	4	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	59	67	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	10	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	5,683	4,862	657

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	595	301	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,282	2,963	1,016

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	10	17	31

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	11	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	17	16	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  137

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	2	32

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	19	37	18

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	40	1	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	32	46	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	56	64	32

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	71	47	32

 138  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  139

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,534	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 140  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  141

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,009	154	139

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,300	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	56	35	32

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,281	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 142  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  143

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	13	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	27	8	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	147	26	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	28	6	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	4	2

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	11	7	3

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	5	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19	14	3

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 144  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	5	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	395	31	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	8	1	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	19	—	8

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	30	7	4

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  145

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	10	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	133	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	82	9	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	—	5

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	24	18	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—

 146  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,213	494	116

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	—	3

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13	8	4

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10	9	3

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	22	21	5

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	4	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	24	5	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.28	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,235	430	163

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	572	177	102

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,751	745	198

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.25	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

RIVERSOURCE VARIABLE ACCOUNT 10  ■  147

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	4	2

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	7	3

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15	1	—

 148  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  149

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	85

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

 150  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  151

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

 152  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  153

Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

 154  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	71

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  155

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	127

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

 156  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	510

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	35

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	213

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  157

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

 158  ■  RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF

RIVERSOURCE LIFE INSURANCE COMPANY

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2012, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
April 22, 2013

RIVERSOURCE VARIABLE ACCOUNT 10  ■  159

Statements of Assets and Liabilities

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Dec. 31, 2012	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

Assets

Investments, at fair value(1),(2)	$8,574,701	$105,999,692	$215,932,578	$6,767,129	$14,312,511
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,521	23,406	15,300	6,171	16,278
Receivable for share redemptions	10,526	129,511	347,887	6,010	16,604

Total assets	8,587,748	106,152,609	216,295,765	6,779,310	14,345,393

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	6,680	77,793	159,933	6,011	10,266
Contract terminations	3,846	51,717	187,954	—	6,338
Payable for investments purchased	2,521	23,406	15,300	6,171	16,278

Total liabilities	13,047	152,916	363,187	12,182	32,882

Net assets applicable to contracts in accumulation period	8,546,046	105,859,443	215,514,999	6,766,356	14,267,301
Net assets applicable to contracts in payment period	28,655	140,250	417,579	—	45,210
Net assets applicable to seed money	—	—	—	772	—

Total net assets	$8,574,701	$105,999,693	$215,932,578	$6,767,128	$14,312,511

(1) Investment shares	522,211	5,130,672	16,817,179	222,749	1,602,745
(2) Investments, at cost	$8,265,688	$105,412,052	$269,349,493	$6,050,858	$13,897,378

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Assets

Investments, at fair value(1),(2)	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,985
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	964	38,549	—	30,319
Receivable for share redemptions	66,402	129,853	27,392	119,549	206,893

Total assets	39,294,032	41,339,025	26,288,152	44,858,134	189,957,197

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	28,611	32,302	19,788	32,119	144,136
Contract terminations	37,791	97,551	7,604	87,430	62,758
Payable for investments purchased	—	964	38,549	—	30,319

Total liabilities	66,402	130,817	65,941	119,549	237,213

Net assets applicable to contracts in accumulation period	39,085,644	41,139,376	26,210,273	44,335,655	189,456,336
Net assets applicable to contracts in payment period	141,986	68,832	11,938	402,930	263,317
Net assets applicable to seed money	—	—	—	—	331

Total net assets	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,984

(1) Investment shares	4,397,716	2,824,415	2,462,179	6,861,746	29,053,596
(2) Investments, at cost	$32,111,529	$36,717,560	$22,967,958	$45,424,025	$195,802,365

See accompanying notes to financial statements.

 160  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	BlackRock	Calvert	Col	Col VP	Col VP
	Global	VP SRI	VP	Cash	Cash
Dec. 31, 2012 (continued)	Alloc, Cl III	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

Assets

Investments, at fair value(1),(2)	$11,367,882	$24,109,219	$212,150,540	$7,719,192	$294,874,723
Dividends receivable	—	—	—	6	242
Accounts receivable from RiverSource Life for contract purchase payments	10,760	1,601	22,545	279	873,688
Receivable for share redemptions	17,014	99,687	—	—	—

Total assets	11,395,656	24,210,507	212,173,085	7,719,477	295,748,653

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	8,649	17,345	180,096	7,696	230,568
Contract terminations	8,365	82,342	47,572	10,000	191,255
Payable for investments purchased	10,760	1,601	—	—	—

Total liabilities	27,774	101,288	227,668	17,696	421,823

Net assets applicable to contracts in accumulation period	11,332,298	24,037,972	208,413,646	7,689,509	294,879,604
Net assets applicable to contracts in payment period	35,194	71,247	3,531,669	—	447,226
Net assets applicable to seed money	390	—	102	12,272	—

Total net assets	$11,367,882	$24,109,219	$211,945,417	$7,701,781	$295,326,830

(1) Investment shares	792,739	12,629,240	13,111,900	7,719,192	294,874,723
(2) Investments, at cost	$11,125,666	$22,429,868	$185,675,250	$7,719,189	$294,806,253

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$28,910,878	$1,004,346,637	$7,228,571	$708,881,992	$8,524,106
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	144,937	262,795	17,678	68,795	7,583
Receivable for share redemptions	—	—	—	—	—

Total assets	29,055,815	1,004,609,432	7,246,249	708,950,787	8,531,689

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	27,413	780,787	6,482	547,252	7,825
Contract terminations	12,167	229,039	—	192,407	1,096
Payable for investments purchased	—	—	—	—	—

Total liabilities	39,580	1,009,826	6,482	739,659	8,921

Net assets applicable to contracts in accumulation period	29,015,916	999,210,084	7,239,715	704,669,253	8,522,527
Net assets applicable to contracts in payment period	—	4,389,522	—	3,541,875	—
Net assets applicable to seed money	319	—	52	—	241

Total net assets	$29,016,235	$1,003,599,606	$7,239,767	$708,211,128	$8,522,768

(1) Investment shares	2,576,727	89,116,827	508,696	49,711,220	528,135
(2) Investments, at cost	$28,709,010	$ 940,650,437	$6,807,419	$601,305,044	$8,279,069

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  161

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

Assets

Investments, at fair value(1),(2)	$272,579,039	$9,208,731	$326,338,666	$100,986,331	$15,914,789
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,761	65,121	26,972	25,087	14,266
Receivable for share redemptions	—	—	—	—	—

Total assets	272,595,800	9,273,852	326,365,638	101,011,418	15,929,055

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	219,821	8,455	254,739	79,453	13,978
Contract terminations	239,440	92	144,781	50,724	106,602
Payable for investments purchased	—	—	—	—	—

Total liabilities	459,261	8,547	399,520	130,177	120,580

Net assets applicable to contracts in accumulation period	271,389,502	9,264,990	325,345,166	100,796,442	15,808,137
Net assets applicable to contracts in payment period	747,037	—	620,952	84,389	—
Net assets applicable to seed money	—	315	—	410	338

Total net assets	$272,136,539	$9,265,305	$325,966,118	$100,881,241	$15,808,475

(1) Investment shares	16,846,665	755,433	26,727,164	9,464,511	2,216,544
(2) Investments, at cost	$218,710,246	$9,035,345	$295,777,456	$ 97,044,946	$15,371,623

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Dec. 31, 2012 (continued)	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$458,585,589	$9,213,720	$223,410,959	$2,151,496	$99,524,320
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,403	17,478	3,710	40,544	5,557
Receivable for share redemptions	—	—	—	—	—

Total assets	458,592,992	9,231,198	223,414,669	2,192,040	99,529,877

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	358,565	8,659	170,311	2,020	86,252
Contract terminations	151,204	420	91,022	—	48,017
Payable for investments purchased	—	—	—	—	—

Total liabilities	509,769	9,079	261,333	2,020	134,269

Net assets applicable to contracts in accumulation period	455,483,952	9,221,782	222,664,778	2,189,359	98,388,094
Net assets applicable to contracts in payment period	2,599,271	—	488,558	—	1,007,514
Net assets applicable to seed money	—	337	—	661	—

Total net assets	$458,083,223	$9,222,119	$223,153,336	$2,190,020	$99,395,608

(1) Investment shares	63,604,104	880,853	21,216,615	178,252	8,231,954
(2) Investments, at cost	$419,672,785	$8,986,118	$209,004,143	$2,041,761	$89,341,775

See accompanying notes to financial statements.

 162  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

Assets

Investments, at fair value(1),(2)	$2,855,221	$122,892,407	$1,088,856	$374,253,352	$6,222,885
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,714	52,046	3,417	2,540	19
Receivable for share redemptions	—	—	—	—	—

Total assets	2,868,935	122,944,453	1,092,273	374,255,892	6,222,904

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,574	88,720	1,004	308,982	6,290
Contract terminations	20,256	128,639	—	232,172	12,345
Payable for investments purchased	—	—	—	—	—

Total liabilities	22,830	217,359	1,004	541,154	18,635

Net assets applicable to contracts in accumulation period	2,846,036	122,335,910	1,091,177	369,334,714	6,203,881
Net assets applicable to contracts in payment period	—	391,184	—	4,380,024	—
Net assets applicable to seed money	69	—	92	—	388

Total net assets	$2,846,105	$122,727,094	$1,091,269	$373,714,738	$6,204,269

(1) Investment shares	361,420	15,497,151	47,157	16,166,452	584,858
(2) Investments, at cost	$2,639,132	$115,926,511	$1,026,837	$363,797,027	$6,115,709

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Dec. 31, 2012 (continued)	Gro, Cl 2	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

Assets

Investments, at fair value(1),(2)	$1,977,713,223	$167,644,485	$45,384,951	$873,187	$86,971,805
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	9,799,408	27,753	23,479	112	4,847
Receivable for share redemptions	—	—	—	—	—

Total assets	1,987,512,631	167,672,238	45,408,430	873,299	86,976,652

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,632,832	127,257	35,295	819	72,061
Contract terminations	—	182,721	31,072	—	149,602
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,632,832	309,978	66,367	819	221,663

Net assets applicable to contracts in accumulation period	1,985,879,799	166,993,399	45,159,239	872,397	86,052,231
Net assets applicable to contracts in payment period	—	368,861	182,440	—	702,758
Net assets applicable to seed money	—	—	384	83	—

Total net assets	$1,985,879,799	$167,362,260	$45,342,063	$872,480	$86,754,989

(1) Investment shares	192,384,555	7,554,957	2,931,844	63,783	6,334,436
(2) Investments, at cost	$1,933,251,478	$130,827,741	$56,072,853	$879,713	$72,122,748

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  163

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Dec. 31, 2012 (continued)	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

Assets

Investments, at fair value(1),(2)	$1,789,190	$79,204,322	$133,998,830	$1,616,611	$25,324,496
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	54	1,306	77,489	131	12,557
Receivable for share redemptions	—	—	—	—	—

Total assets	1,789,244	79,205,628	134,076,319	1,616,742	25,337,053

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,640	60,021	99,700	1,584	18,924
Contract terminations	26	106,802	43,643	—	43,225
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,666	166,823	143,343	1,584	62,149

Net assets applicable to contracts in accumulation period	1,787,495	78,962,837	133,297,374	1,615,075	25,265,651
Net assets applicable to contracts in payment period	—	75,968	635,533	—	9,253
Net assets applicable to seed money	83	—	69	83	—

Total net assets	$1,787,578	$79,038,805	$133,932,976	$1,615,158	$25,274,904

(1) Investment shares	151,114	6,672,647	13,254,088	138,884	2,170,051
(2) Investments, at cost	$1,641,344	$75,624,518	$104,482,833	$1,441,164	$21,292,077

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

Assets

Investments, at fair value(1),(2)	$1,410,848	$48,672,808	$6,722,627	$231,036,452	$14,677,883
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	594	579	126	12,450	5,847
Receivable for share redemptions	—	—	—	—	—

Total assets	1,411,442	48,673,387	6,722,753	231,048,902	14,683,730

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,385	35,431	6,478	175,937	13,872
Contract terminations	584	92,181	250	177,001	855
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,969	127,612	6,728	352,938	14,727

Net assets applicable to contracts in accumulation period	1,409,377	48,428,333	6,715,647	230,140,144	14,668,765
Net assets applicable to contracts in payment period	—	117,442	—	555,820	—
Net assets applicable to seed money	96	—	378	—	238

Total net assets	$1,409,473	$48,545,775	$6,716,025	$230,695,964	$14,669,003

(1) Investment shares	114,146	3,925,226	642,699	22,024,447	1,573,192
(2) Investments, at cost	$1,323,040	$45,117,132	$6,694,613	$226,917,196	$13,982,209

See accompanying notes to financial statements.

 164  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Dec. 31, 2012 (continued)	Return	Serv	VIP, Cl B	Inc	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378
Dividends receivable	—	—	—	876,016	—
Accounts receivable from RiverSource Life for contract purchase payments	40,475	—	98,544	79,194	59,271
Receivable for share redemptions	62,327	9,858	5,971	211,432	598,304

Total assets	72,796,184	6,131,537	8,252,588	248,252,791	430,163,953

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	55,878	5,360	5,971	190,888	329,445
Contract terminations	6,449	4,498	—	20,544	268,859
Payable for investments purchased	40,475	—	98,544	955,210	59,271

Total liabilities	102,802	9,858	104,515	1,166,642	657,575

Net assets applicable to contracts in accumulation period	72,510,987	6,121,679	8,138,105	246,770,231	428,365,194
Net assets applicable to contracts in payment period	182,395	—	9,344	315,918	1,140,747
Net assets applicable to seed money	—	—	624	—	437

Total net assets	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378

(1) Investment shares	10,369,955	363,736	587,037	26,119,043	16,519,476
(2) Investments, at cost	$96,529,251	$6,146,870	$7,947,708	$241,065,342	$426,569,017

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Assets

Investments, at fair value(1),(2)	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	107	14	31	18,318	19,524
Receivable for share redemptions	77,153	151,098	160,768	658,562	22,713

Total assets	53,615,265	134,662,777	109,442,105	492,640,718	19,283,536

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	38,247	96,868	77,884	366,767	13,758
Contract terminations	38,906	54,230	82,884	291,795	8,955
Payable for investments purchased	107	14	31	18,318	19,524

Total liabilities	77,260	151,112	160,799	676,880	42,237

Net assets applicable to contracts in accumulation period	53,326,191	133,878,292	108,317,197	490,962,356	19,021,193
Net assets applicable to contracts in payment period	211,814	633,373	964,109	1,000,978	220,106
Net assets applicable to seed money	—	—	—	504	—

Total net assets	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299

(1) Investment shares	3,694,824	9,373,635	3,595,963	16,409,734	1,201,080
(2) Investments, at cost	$51,876,300	$118,940,913	$ 85,056,419	$445,261,046	$21,637,267

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  165

Statements of Assets and Liabilities

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Dec. 31, 2012 (continued)	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

Assets

Investments, at fair value(1),(2)	$80,158,449	$157,516,454	$146,397,984	$136,337,623	$233,128,258
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	779	7,158	8,523	17,047	—
Receivable for share redemptions	178,424	213,019	290,839	143,241	386,316

Total assets	80,337,652	157,736,631	146,697,346	136,497,911	233,514,574

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	59,672	115,900	108,873	105,306	168,455
Contract terminations	118,752	97,119	181,966	37,936	217,861
Payable for investments purchased	779	7,158	8,523	17,047	—

Total liabilities	179,203	220,177	299,362	160,289	386,316

Net assets applicable to contracts in accumulation period	79,912,894	157,189,847	146,052,867	136,222,567	232,313,910
Net assets applicable to contracts in payment period	245,555	326,607	344,671	114,557	814,348
Net assets applicable to seed money	—	—	446	498	—

Total net assets	$80,158,449	$157,516,454	$146,397,984	$136,337,622	$233,128,258

(1) Investment shares	5,025,608	11,038,294	8,030,608	7,917,400	15,207,323
(2) Investments, at cost	$84,613,789	$210,161,107	$111,603,625	$134,335,616	$214,568,916

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Dec. 31, 2012 (continued)	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$7,007,542	$134,878,428	$93,614,334	$16,144,390	$9,649,509
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	558	48,087	—	25,488	304
Receivable for share redemptions	4,974	133,770	241,881	12,838	17,003

Total assets	7,013,074	135,060,285	93,856,215	16,182,716	9,666,816

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,974	98,251	99,725	11,499	8,192
Contract terminations	—	35,519	142,156	1,339	8,811
Payable for investments purchased	558	48,087	—	25,488	304

Total liabilities	5,532	181,857	241,881	38,326	17,307

Net assets applicable to contracts in accumulation period	6,973,615	134,366,167	92,252,450	16,139,356	9,649,243
Net assets applicable to contracts in payment period	33,927	512,261	1,361,884	5,034	266
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$7,007,542	$134,878,428	$93,614,334	$16,144,390	$9,649,509

(1) Investment shares	551,341	11,110,249	3,105,983	988,029	592,722
(2) Investments, at cost	$6,175,823	$132,573,390	$66,741,507	$14,933,884	$8,974,077

See accompanying notes to financial statements.

 166  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$27,189,712	$94,833,170	$25,702,413	$13,577,633	$78,410,901
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	48,898	5,057	7,963	3,069	1,418
Receivable for share redemptions	20,979	142,889	29,403	10,628	108,223

Total assets	27,259,589	94,981,116	25,739,779	13,591,330	78,520,542

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	20,656	71,385	18,286	9,582	56,697
Contract terminations	323	71,504	11,117	1,045	51,526
Payable for investments purchased	48,898	5,057	7,963	3,069	1,418

Total liabilities	69,877	147,946	37,366	13,696	109,641

Net assets applicable to contracts in accumulation period	27,153,230	94,752,794	25,701,763	13,531,484	78,401,963
Net assets applicable to contracts in payment period	36,482	80,376	650	46,150	8,938
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$27,189,712	$94,833,170	$25,702,413	$13,577,634	$78,410,901

(1) Investment shares	1,326,975	3,195,188	1,523,557	374,246	2,205,651
(2) Investments, at cost	$22,976,719	$84,035,766	$19,097,635	$13,910,632	$80,391,329

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Comstock,	Mid Cap	Mid Cap	Enterprise,	Global
Dec. 31, 2012 (continued)	Ser II	Gro, Ser I	Gro, Ser II	Serv	Tech, Serv

Assets

Investments, at fair value(1),(2)	$208,333,851	$15,113,697	$20,451,910	$13,636,151	$16,994,542
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	77,971	44	7,386	1,363	63
Receivable for share redemptions	268,838	16,587	37,547	9,590	27,318

Total assets	208,680,660	15,130,328	20,496,843	13,647,104	17,021,923

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	154,485	10,839	15,286	9,435	11,972
Contract terminations	114,353	5,747	22,261	156	15,346
Payable for investments purchased	77,971	44	7,386	1,363	63

Total liabilities	346,809	16,630	44,933	10,954	27,381

Net assets applicable to contracts in accumulation period	208,177,689	15,049,427	20,441,076	13,636,150	16,853,188
Net assets applicable to contracts in payment period	156,162	64,271	10,834	—	141,354
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$208,333,851	$15,113,698	$20,451,910	$13,636,150	$16,994,542

(1) Investment shares	15,758,990	3,855,535	5,230,667	315,798	2,758,854
(2) Investments, at cost	$193,975,980	$15,378,635	$20,796,837	$11,211,635	$14,315,749

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  167

Statements of Assets and Liabilities

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Dec. 31, 2012 (continued)	Serv	Mod, Serv	Serv	Cl I	Serv Cl

Assets

Investments, at fair value(1),(2)	$56,511,650	$457,286	$68,216,101	$10,878,849	$72,076,929
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,122	35,205	22	2,509	4,305
Receivable for share redemptions	114,264	312	123,683	9,003	81,976

Total assets	56,640,036	492,803	68,339,806	10,890,361	72,163,210

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	43,278	312	49,032	8,619	53,621
Contract terminations	70,986	—	74,651	384	28,355
Payable for investments purchased	14,122	35,205	22	2,509	4,305

Total liabilities	128,386	35,517	123,705	11,512	86,281

Net assets applicable to contracts in accumulation period	56,490,613	455,875	67,940,405	10,878,849	71,963,112
Net assets applicable to contracts in payment period	20,026	—	275,696	—	113,817
Net assets applicable to seed money	1,011	1,411	—	—	—

Total net assets	$56,511,650	$457,286	$68,216,101	$10,878,849	$72,076,929

(1) Investment shares	2,162,711	41,647	1,842,185	619,524	6,041,654
(2) Investments, at cost	$47,371,201	$448,757	$65,863,254	$ 8,975,932	$59,748,765

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

Assets

Investments, at fair value(1),(2)	$52,917,514	$239,436,746	$65,057,029	$43,946,049	$17,984,152
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	19,146	42,436	1,143	2,662	24,520
Receivable for share redemptions	42,046	202,972	94,861	143,523	34,086

Total assets	52,978,706	239,682,154	65,153,033	44,092,234	18,042,758

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	38,426	181,969	49,982	34,653	13,714
Contract terminations	3,620	21,003	44,879	108,870	20,371
Payable for investments purchased	19,146	42,436	1,143	2,662	24,520

Total liabilities	61,192	245,408	96,004	146,185	58,605

Net assets applicable to contracts in accumulation period	52,818,369	238,960,463	64,976,933	43,882,764	17,961,706
Net assets applicable to contracts in payment period	99,145	475,720	80,096	62,748	22,447
Net assets applicable to seed money	—	563	—	537	—

Total net assets	$52,917,514	$239,436,746	$65,057,029	$43,946,049	$17,984,153

(1) Investment shares	3,525,484	8,773,791	6,877,064	4,130,268	1,811,093
(2) Investments, at cost	$50,581,210	$215,855,353	$58,324,133	$45,722,407	$18,510,215

See accompanying notes to financial statements.

 168  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Dec. 31, 2012 (continued)	Cl S	Serv	Srv	VA, Serv	Serv

Assets

Investments, at fair value(1),(2)	$3,552,259	$92,609,727	$823,175,337	$62,202,732	$4,091,004
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,314	5,998	147,837	115,398	645
Receivable for share redemptions	3,003	173,820	810,930	57,561	3,630

Total assets	3,556,576	92,789,545	824,134,104	62,375,691	4,095,279

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,004	71,025	632,625	47,836	3,630
Contract terminations	—	102,795	178,305	9,726	—
Payable for investments purchased	1,314	5,998	147,837	115,398	645

Total liabilities	4,318	179,818	958,767	172,960	4,275

Net assets applicable to contracts in accumulation period	3,551,247	92,360,257	820,996,577	62,119,926	4,091,004
Net assets applicable to contracts in payment period	—	248,549	2,178,760	82,103	—
Net assets applicable to seed money	1,011	921	—	702	—

Total net assets	$3,552,258	$92,609,727	$823,175,337	$62,202,731	$4,091,004

(1) Investment shares	223,132	2,871,619	142,171,906	3,116,369	377,747
(2) Investments, at cost	$3,204,171	$85,052,421	$753,095,742	$51,645,874	$3,864,971

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Gro, Cl IA

Assets

Investments, at fair value(1),(2)	$298,500,037	$3,354,617	$18,503,742	$21,001,566	$54,989,912
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	155,607	162	701	—	—
Receivable for share redemptions	251,174	4,503	30,546	37,935	64,997

Total assets	298,906,818	3,359,282	18,534,989	21,039,501	55,054,909

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	232,080	2,621	13,338	15,250	58,422
Contract terminations	19,094	1,881	17,208	22,685	6,575
Payable for investments purchased	155,607	162	701	—	—

Total liabilities	406,781	4,664	31,247	37,935	64,997

Net assets applicable to contracts in accumulation period	296,913,940	3,353,760	18,469,573	20,973,381	54,498,436
Net assets applicable to contracts in payment period	1,585,688	—	34,169	28,185	491,476
Net assets applicable to seed money	409	858	—	—	—

Total net assets	$298,500,037	$3,354,618	$18,503,742	$21,001,566	$54,989,912

(1) Investment shares	26,001,745	262,901	1,432,178	1,853,625	2,408,669
(2) Investments, at cost	$288,278,290	$3,297,793	$16,652,336	$24,367,727	$54,617,766

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  169

Statements of Assets and Liabilities

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Dec. 31, 2012 (continued)	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$24,654,927	$31,894,272	$29,223,183	$846,751,351	$1,491,417,987
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,930	11	22	32,634	18,840
Receivable for share redemptions	74,854	39,568	49,229	—	—

Total assets	24,735,711	31,933,851	29,272,434	846,783,985	1,491,436,827

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	17,474	22,978	21,027	682,148	1,146,884
Contract terminations	57,380	16,590	28,202	99,416	1,017,627
Payable for investments purchased	5,930	11	22	—	—

Total liabilities	80,784	39,579	49,251	781,564	2,164,511

Net assets applicable to contracts in accumulation period	24,589,923	31,658,641	29,041,335	845,783,075	1,489,272,316
Net assets applicable to contracts in payment period	65,004	235,631	181,848	219,316	—
Net assets applicable to seed money	—	—	—	30	—

Total net assets	$24,654,927	$31,894,272	$29,223,183	$846,002,421	$1,489,272,316

(1) Investment shares	1,098,215	2,912,719	2,027,979	68,066,829	119,696,468
(2) Investments, at cost	$19,810,648	$26,092,241	$33,315,564	$766,670,866	$1,175,598,212

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

Assets

Investments, at fair value(1),(2)	$6,333,905	$1,381,901	$8,943,170	$250,582,143	$6,475,863
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,296	2,180	60,425	22,563	8,811
Receivable for share redemptions	—	—	—	—	—

Total assets	6,348,201	1,384,081	9,003,595	250,604,706	6,484,674

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,754	1,339	8,627	191,094	5,951
Contract terminations	4,697	2	1,265	72,125	3,036
Payable for investments purchased	—	—	—	—	—

Total liabilities	10,451	1,341	9,892	263,219	8,987

Net assets applicable to contracts in accumulation period	6,337,279	1,382,648	8,993,383	250,259,273	6,475,360
Net assets applicable to contracts in payment period	—	—	—	82,214	—
Net assets applicable to seed money	471	92	320	—	327

Total net assets	$6,337,750	$1,382,740	$8,993,703	$250,341,487	$6,475,687

(1) Investment shares	562,514	108,299	939,409	26,211,521	536,970
(2) Investments, at cost	$6,225,207	$1,319,102	$8,921,338	$249,544,629	$6,178,127

See accompanying notes to financial statements.

 170  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Dec. 31, 2012 (continued)	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

Assets

Investments, at fair value(1),(2)	$5,119,862	$967,938,921	$1,916,683,600	$2,110,966	$11,379,994
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,440	163,942	1,326,362	143	140,790
Receivable for share redemptions	—	—	—	—	—

Total assets	5,124,302	968,102,863	1,918,009,962	2,111,109	11,520,784

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,668	828,383	1,545,327	1,940	11,165
Contract terminations	45	508,343	803,548	—	4
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,713	1,336,726	2,348,875	1,940	11,169

Net assets applicable to contracts in accumulation period	5,112,469	966,637,409	1,915,661,087	2,108,700	11,507,179
Net assets applicable to contracts in payment period	7,052	128,708	—	—	—
Net assets applicable to seed money	68	20	—	469	2,436

Total net assets	$5,119,589	$966,766,137	$1,915,661,087	$2,109,169	$11,509,615

(1) Investment shares	380,659	83,084,886	164,522,197	214,311	1,142,570
(2) Investments, at cost	$4,642,820	$907,936,885	$1,715,123,300	$2,099,308	$11,267,049

	VP Invesco	VP JPM	VP Jennison	VP	VP MFS
	Intl	Core Bond,	Mid Cap Gro,	Holl Lg Cap	Val,
Dec. 31, 2012 (continued)	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$2,853,974	$5,564,684	$2,127,685	$3,201,703	$2,608,004
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,406	3,232	11,960	3,527	225
Receivable for share redemptions	—	—	—	—	—

Total assets	2,861,380	5,567,916	2,139,645	3,205,230	2,608,229

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,602	5,280	1,953	3,044	2,542
Contract terminations	97	—	11	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,699	5,280	1,964	3,044	2,542

Net assets applicable to contracts in accumulation period	2,858,190	5,562,323	2,137,520	3,202,107	2,605,605
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	491	313	161	79	82

Total net assets	$2,858,681	$5,562,636	$2,137,681	$3,202,186	$2,605,687

(1) Investment shares	242,685	502,681	158,782	244,032	209,815
(2) Investments, at cost	$2,723,625	$5,453,278	$1,942,420	$3,051,695	$2,368,632

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  171

Statements of Assets and Liabilities

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$6,071,286,858	$10,953,998,189	$3,353,976,463	$5,966,960,416	$1,974,071,232
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,017,215	556,466	389,351	52,211	582,401
Receivable for share redemptions	—	—	—	—	—

Total assets	6,072,304,073	10,954,554,655	3,354,365,814	5,967,012,627	1,974,653,633

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,073,718	8,675,533	2,733,627	4,617,185	1,662,017
Contract terminations	673,371	951,593	762,310	2,565,707	455,628
Payable for investments purchased	—	—	—	—	—

Total liabilities	5,747,089	9,627,126	3,495,937	7,182,892	2,117,645

Net assets applicable to contracts in accumulation period	6,065,948,501	10,944,927,529	3,348,758,847	5,959,829,735	1,972,144,907
Net assets applicable to contracts in payment period	608,463	—	2,111,010	—	391,061
Net assets applicable to seed money	20	—	20	—	20

Total net assets	$6,066,556,984	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988

(1) Investment shares	496,020,168	894,203,934	270,918,939	481,206,485	165,471,185
(2) Investments, at cost	$5,484,688,454	$ 8,874,669,102	$3,023,841,670	$4,757,635,194	$1,814,812,640

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Dec. 31, 2012 (continued)	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

Assets

Investments, at fair value(1),(2)	$3,657,994,079	$6,258,614	$3,632,611	$1,307,825	$1,132,707
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	230,676	3,712	199	2,156	3,468
Receivable for share redemptions	—	—	—	—	—

Total assets	3,658,224,755	6,262,326	3,632,810	1,309,981	1,136,175

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,941,196	5,720	3,524	1,269	983
Contract terminations	2,111,516	2,542	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	5,052,712	8,262	3,524	1,269	983

Net assets applicable to contracts in accumulation period	3,653,172,043	6,253,621	3,629,216	1,308,633	1,135,060
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	443	70	79	132

Total net assets	$3,653,172,043	$6,254,064	$3,629,286	$1,308,712	$1,135,192

(1) Investment shares	305,852,348	487,431	274,989	101,618	87,400
(2) Investments, at cost	$3,108,348,880	$5,593,624	$3,331,901	$1,230,034	$1,075,636

See accompanying notes to financial statements.

 172  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap	Sm Cap	Mortgage	Intl Eq,	Divd Gro,
Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$1,544,949	$137,260,753	$3,557,473	$1,246,932	$1,966,795
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	258	3,159	23,040	1,048	1,291
Receivable for share redemptions	—	—	—	—	—

Total assets	1,545,207	137,263,912	3,580,513	1,247,980	1,968,086

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,324	100,450	3,333	1,154	1,819
Contract terminations	35	172,038	1,077	212	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,359	272,488	4,410	1,366	1,819

Net assets applicable to contracts in accumulation period	1,543,747	136,674,526	3,575,721	1,245,693	1,966,189
Net assets applicable to contracts in payment period	—	316,898	—	—	—
Net assets applicable to seed money	101	—	382	921	78

Total net assets	$1,543,848	$136,991,424	$3,576,103	$1,246,614	$1,966,267

(1) Investment shares	93,633	8,293,701	340,754	111,234	184,676
(2) Investments, at cost	$1,435,028	$106,702,899	$3,571,288	$1,181,588	$1,841,094

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

Assets

Investments, at fair value(1),(2)	$40,886,506	$3,414,331	$13,836,078	$1,962,759	$318,049,091
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,152	9,975	2,436	—	3,838
Receivable for share redemptions	—	—	—	—	—

Total assets	40,893,658	3,424,306	13,838,514	1,962,759	318,052,929

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	31,002	3,065	10,320	1,813	236,650
Contract terminations	24,580	—	31,160	9,114	219,444
Payable for investments purchased	—	—	—	—	—

Total liabilities	55,582	3,065	41,480	10,927	456,094

Net assets applicable to contracts in accumulation period	40,778,105	3,421,155	13,773,812	1,951,300	317,110,020
Net assets applicable to contracts in payment period	59,971	—	23,222	—	486,815
Net assets applicable to seed money	—	86	—	532	—

Total net assets	$40,838,076	$3,421,241	$13,797,034	$1,951,832	$317,596,835

(1) Investment shares	3,831,912	279,863	1,130,399	190,744	10,197,149
(2) Investments, at cost	$33,396,705	$3,148,946	$12,074,705	$1,961,532	$266,882,811

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  173

Statements of Assets and Liabilities

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Dec. 31, 2012 (continued)	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$344,355,060	$28,892,653	$49,421,445	$66,546,973	$63,273,528
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,755	14,753	2,263	6,407	20,265
Receivable for share redemptions	—	20,971	57,296	304,829	55,875

Total assets	344,356,815	28,928,377	49,481,004	66,858,209	63,349,668

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	254,222	20,960	37,556	51,130	48,619
Contract terminations	230,851	11	19,740	253,699	7,256
Payable for investments purchased	—	14,753	2,263	6,407	20,265

Total liabilities	485,073	35,724	59,559	311,236	76,140

Net assets applicable to contracts in accumulation period	343,252,164	28,679,244	49,273,418	66,405,102	63,213,899
Net assets applicable to contracts in payment period	619,578	213,409	148,027	141,388	59,252
Net assets applicable to seed money	—	—	—	483	377

Total net assets	$343,871,742	$28,892,653	$49,421,445	$66,546,973	$63,273,528

(1) Investment shares	10,175,977	2,144,963	9,964,001	3,319,051	8,029,636
(2) Investments, at cost	$283,078,688	$26,393,125	$45,824,772	$57,749,710	$58,694,404

See accompanying notes to financial statements.

 174  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2012	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

Investment income

Dividend income	$ —	$ 1,454,300	$ 2,906,818	$ 1,856	$ 132,267
Variable account expenses	86,217	948,733	1,963,015	60,045	126,396

Investment income (loss) — net	(86,217)	505,567	943,803	(58,189)	5,871

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,244,816	22,533,426	55,566,825	1,582,591	4,606,349
Cost of investments sold	4,287,899	23,454,466	74,021,204	1,455,166	4,938,615

Net realized gain (loss) on sales of investments	(43,083)	(921,040)	(18,454,379)	127,425	(332,266)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,266,117	16,947,214	45,443,074	632,518	3,066,524

Net gain (loss) on investments	1,223,034	16,026,174	26,988,695	759,943	2,734,258

Net increase (decrease) in net assets resulting from operations	$1,136,817	$16,531,741	$ 27,932,498	$ 701,754	$2,740,129

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Investment income

Dividend income	$ 290,500	$ 752,149	$ —	$ 885,167	$ 3,405,101
Variable account expenses	347,308	374,999	242,824	394,522	1,732,331

Investment income (loss) — net	(56,808)	377,150	(242,824)	490,645	1,672,770

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	10,426,317	10,118,397	6,232,703	10,545,726	35,524,070
Cost of investments sold	9,401,394	9,342,442	5,530,702	11,166,427	38,166,616

Net realized gain (loss) on sales of investments	1,024,923	775,955	702,001	(620,701)	(2,642,546)
Distributions from capital gains	—	2,233,365	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,328,052	2,265,079	2,802,864	6,150,898	25,591,487

Net gain (loss) on investments	7,352,975	5,274,399	3,504,865	5,530,197	22,948,941

Net increase (decrease) in net assets resulting from operations	$7,296,167	$5,651,549	$3,262,041	$6,020,842	$24,621,711

	BlackRock	Calvert	Col	Col VP	Col VP
	Global	VP SRI	VP	Cash	Cash
Period ended Dec. 31, 2012 (continued)	Alloc, Cl III(1)	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

Investment income

Dividend income	$165,965	$ 295,572	$ —	$ 779	$ 32,685
Variable account expenses	36,200	211,680	2,161,710	90,090	3,044,814

Investment income (loss) — net	129,765	83,892	(2,161,710)	(89,311)	(3,012,129)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	745,970	3,764,458	36,250,454	14,418,901	149,672,300
Cost of investments sold	733,068	3,521,199	32,792,216	14,418,900	149,635,119

Net realized gain (loss) on sales of investments	12,902	243,259	3,458,238	1	37,181
Distributions from capital gains	36,840	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	242,216	1,944,162	25,206,058	2	(37,242)

Net gain (loss) on investments	291,958	2,187,421	28,664,296	3	(61)

Net increase (decrease) in net assets resulting from operations	$421,723	$2,271,313	$26,502,586	$ (89,308)	$(3,012,190)

(1)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  175

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ 788,305	$39,181,055	$ —	$ —	$ 22,723
Variable account expenses	228,835	9,320,589	59,405	6,894,513	71,896

Investment income (loss) — net	559,470	29,860,466	(59,405)	(6,894,513)	(49,173)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,799,085	135,480,730	1,465,963	166,998,354	1,308,417
Cost of investments sold	4,761,836	126,637,956	1,405,254	148,686,200	1,395,076

Net realized gain (loss) on sales of investments	37,249	8,842,774	60,709	18,312,154	(86,659)
Distributions from capital gains	526,901	26,128,545	—	—	150,009
Net change in unrealized appreciation or depreciation of investments	48,489	(269,237)	560,592	82,437,103	1,126,628

Net gain (loss) on investments	612,639	34,702,082	621,301	100,749,257	1,189,978

Net increase (decrease) in net assets resulting from operations	$1,172,109	$64,562,548	$ 561,896	$ 93,854,744	$1,140,805

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

Investment income

Dividend income	$ 1,046,618	$168,870	$ 9,040,347	$ 6,488,793	$ 815,453
Variable account expenses	2,605,122	76,949	3,144,644	901,578	118,000

Investment income (loss) — net	(1,558,504)	91,921	5,895,703	5,587,215	697,453

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	56,737,370	956,067	60,460,706	15,639,566	1,730,293
Cost of investments sold	49,421,300	949,121	55,657,340	15,431,314	1,722,738

Net realized gain (loss) on sales of investments	7,316,070	6,946	4,803,366	208,252	7,555
Distributions from capital gains	6,155,220	35,901	1,788,655	—	—
Net change in unrealized appreciation or depreciation of investments	36,274,035	204,096	5,448,099	6,786,487	707,960

Net gain (loss) on investments	49,745,325	246,943	12,040,120	6,994,739	715,515

Net increase (decrease) in net assets resulting from operations	$48,186,821	$338,864	$17,935,823	$12,581,954	$1,412,968

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$33,191,600	$ 371,838	$14,193,432	$ 27,409	$ 1,577,154
Variable account expenses	4,200,975	70,594	1,952,408	19,291	1,050,810

Investment income (loss) — net	28,990,625	301,244	12,241,024	8,118	526,344

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	66,305,824	1,259,284	31,305,957	243,052	25,214,560
Cost of investments sold	62,451,441	1,236,431	29,965,356	250,093	24,140,001

Net realized gain (loss) on sales of investments	3,854,383	22,853	1,340,601	(7,041)	1,074,559
Distributions from capital gains	—	116,488	4,407,781	—	—
Net change in unrealized appreciation or depreciation of investments	28,990,865	327,652	9,821,379	238,206	14,086,091

Net gain (loss) on investments	32,845,248	466,993	15,569,761	231,165	15,160,650

Net increase (decrease) in net assets resulting from operations	$61,835,873	$ 768,237	$27,810,785	$239,283	$15,686,994

See accompanying notes to financial statements.

 176  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 122,148
Variable account expenses	21,076	1,085,615	7,627	3,846,439	56,123

Investment income (loss) — net	(21,076)	(1,085,615)	(7,627)	(3,846,439)	66,025

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	484,801	25,629,297	80,370	66,947,099	1,899,071
Cost of investments sold	450,013	25,234,631	74,479	66,808,644	1,872,275

Net realized gain (loss) on sales of investments	34,788	394,666	5,891	138,455	26,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	259,458	22,786,646	52,068	51,416,258	115,126

Net gain (loss) on investments	294,246	23,181,312	57,959	51,554,713	141,922

Net increase (decrease) in net assets resulting from operations	$273,170	$22,095,697	$50,332	$47,708,274	$ 207,947

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Period ended Dec. 31, 2012 (continued)	Gro, Cl 2(1)	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

Investment income

Dividend income	$ —	$ 1,250,191	$ 435,611	$ —	$ —
Variable account expenses	6,276,724	1,650,795	434,358	8,313	936,705

Investment income (loss) — net	(6,276,724)	(400,604)	1,253	(8,313)	(936,705)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,304,823	44,479,525	13,641,624	112,619	23,373,430
Cost of investments sold	5,232,023	34,738,554	18,276,036	118,693	19,524,257

Net realized gain (loss) on sales of investments	72,800	9,740,971	(4,634,412)	(6,074)	3,849,173
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,461,745	11,330,902	11,952,584	65,594	6,875,079

Net gain (loss) on investments	44,534,545	21,071,873	7,318,172	59,520	10,724,252

Net increase (decrease) in net assets resulting from operations	$38,257,821	$20,671,269	$7,319,425	$ 51,207	$ 9,787,547

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Year ended Dec. 31, 2012 (continued)	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	14,455	752,043	1,191,161	14,089	227,956

Investment income (loss) — net	(14,455)	(752,043)	(1,191,161)	(14,089)	(227,956)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	206,015	22,621,021	27,012,030	311,957	8,601,724
Cost of investments sold	199,948	23,274,941	21,731,160	292,536	7,719,796

Net realized gain (loss) on sales of investments	6,067	(653,920)	5,280,870	19,421	881,928
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	206,412	14,998,190	14,181,827	186,799	3,437,791

Net gain (loss) on investments	212,479	14,344,270	19,462,697	206,220	4,319,719

Net increase (decrease) in net assets resulting from operations	$198,024	$13,592,227	$18,271,536	$192,131	$4,091,763

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  177

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Year ended Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

Investment income

Dividend income	$ —	$ —	$ 33,096	$ 2,207,804	$ 439,763
Variable account expenses	12,893	438,135	56,662	2,154,511	112,471

Investment income (loss) — net	(12,893)	(438,135)	(23,566)	53,293	327,292

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	212,196	11,759,882	3,832,883	63,500,630	1,766,728
Cost of investments sold	209,750	11,599,641	3,820,858	62,514,086	1,694,433

Net realized gain (loss) on sales of investments	2,446	160,241	12,025	986,544	72,295
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	135,100	8,202,024	22,595	665,950	568,142

Net gain (loss) on investments	137,546	8,362,265	34,620	1,652,494	640,437

Net increase (decrease) in net assets resulting from operations	$124,653	$7,924,130	$ 11,054	$ 1,705,787	$ 967,729

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Period ended Dec. 31, 2012 (continued)	Return	Serv	VIP, Cl B(1)	Inc	Serv Cl 2

Investment income

Dividend income	$ —	$ 8,437	$ —	$10,251,012	$ 4,793,669
Variable account expenses	736,864	60,985	22,567	2,239,367	4,018,176

Investment income (loss) — net	(736,864)	(52,548)	(22,567)	8,011,645	775,493

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	19,845,217	1,611,787	230,516	39,784,207	79,346,509
Cost of investments sold	25,887,728	1,807,447	225,995	39,039,709	82,043,555

Net realized gain (loss) on sales of investments	(6,042,511)	(195,660)	4,521	744,498	(2,697,046)
Distributions from capital gains	—	—	—	2,828,139	—
Net change in unrealized appreciation or depreciation of investments	4,469,156	1,400,786	200,365	3,511,096	64,573,543

Net gain (loss) on investments	(1,573,355)	1,205,126	204,886	7,083,733	61,876,497

Net increase (decrease) in net assets resulting from operations	$ (2,310,219)	$1,152,578	$182,319	$15,095,378	$62,651,990

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv CI 2	Serv Cl	Serv Cl 2	Serv Cl

Investment income

Dividend income	$ 1,133,790	$ 2,691,867	$ 564,600	$ 1,909,423	$ 346,058
Variable account expenses	472,875	1,181,531	1,005,763	4,606,979	170,185

Investment income (loss) — net	660,915	1,510,336	(441,163)	(2,697,556)	175,873

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	12,162,950	24,744,273	32,115,528	110,385,003	5,513,312
Cost of investments sold	12,205,359	22,612,249	23,320,416	94,701,691	6,615,540

Net realized gain (loss) on sales of investments	(42,409)	2,132,024	8,795,112	15,683,312	(1,102,228)
Distributions from capital gains	25,430	64,736	8,631,268	39,326,965	63,028
Net change in unrealized appreciation or depreciation of investments	8,420,458	18,360,903	(1,051,949)	15,133,447	4,507,883

Net gain (loss) on investments	8,403,479	20,557,663	16,374,431	70,143,724	3,468,683

Net increase (decrease) in net assets resulting from operations	$ 9,064,394	$22,067,999	$15,933,268	$67,446,168	$3,644,556

See accompanying notes to financial statements.

 178  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

Investment income

Dividend income	$ 1,325,435	$ —	$ 1,165,269	$ 2,872,031	$ 2,670,416
Variable account expenses	731,289	1,325,122	1,308,316	1,293,605	2,096,854

Investment income (loss) — net	594,146	(1,325,122)	(143,047)	1,578,426	573,562

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	20,740,701	24,114,536	35,638,256	29,519,204	56,724,398
Cost of investments sold	23,425,423	35,846,679	29,615,074	30,114,598	55,191,187

Net realized gain (loss) on sales of investments	(2,684,722)	(11,732,143)	6,023,182	(595,394)	1,533,211
Distributions from capital gains	263,101	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	16,559,902	48,187,345	17,830,486	16,728,967	37,616,461

Net gain (loss) on investments	14,138,281	36,455,202	23,853,668	16,133,573	39,149,672

Net increase (decrease) in net assets resulting from operations	$14,732,427	$35,130,080	$23,710,621	$17,711,999	$39,723,234

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Year ended Dec. 31, 2012 (continued)	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

Investment income

Dividend income	$ 82,254	$ 2,445,840	$ 923,533	$ 313,510	$ 163,981
Variable account expenses	63,234	1,220,270	1,228,401	124,378	81,257

Investment income (loss) — net	19,020	1,225,570	(304,868)	189,132	82,724

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,950,589	27,192,770	17,220,598	3,710,476	2,414,168
Cost of investments sold	1,752,390	27,303,516	12,710,825	3,611,923	2,344,372

Net realized gain (loss) on sales of investments	198,199	(110,746)	4,509,773	98,553	69,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	661,672	17,015,835	7,376,146	2,083,144	1,124,385

Net gain (loss) on investments	859,871	16,905,089	11,885,919	2,181,697	1,194,181

Net increase (decrease) in net assets resulting from operations	$ 878,891	$18,130,659	$11,581,051	$2,370,829	$1,276,905

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I(1)	Ser II(1)

Investment income

Dividend income	$ —	$ 1,215,942	$ —	$ —	$ —
Variable account expenses	235,435	855,947	235,747	79,332	460,502

Investment income (loss) — net	(235,435)	359,995	(235,747)	(79,332)	(460,502)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,383,299	19,979,499	6,764,152	1,957,792	9,028,580
Cost of investments sold	4,791,540	18,713,677	4,975,196	2,053,738	9,467,754

Net realized gain (loss) on sales of investments	591,759	1,265,822	1,788,956	(95,946)	(439,174)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,164,068	11,195,754	1,305,337	(332,999)	(1,980,428)

Net gain (loss) on investments	4,755,827	12,461,576	3,094,293	(428,945)	(2,419,602)

Net increase (decrease) in net assets resulting from operations	$4,520,392	$12,821,571	$2,858,546	$ (508,277)	$(2,880,104)

(1)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  179

Statements of Operations

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Comstock,	Mid Cap	Mid Cap	Enterprise,	Global
Period ended Dec. 31, 2012 (continued)	Ser II	Gro, Ser I(1)	Gro, Ser II(1)	Serv	Tech, Serv

Investment income

Dividend income	$ 3,153,420	$ —	$ —	$ —	$ —
Variable account expenses	1,887,478	90,403	127,190	115,432	150,266

Investment income (loss) — net	1,265,942	(90,403)	(127,190)	(115,432)	(150,266)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	45,162,135	2,510,773	3,846,453	3,073,626	4,808,681
Cost of investments sold	44,450,729	2,641,239	4,051,663	2,694,198	4,227,544

Net realized gain (loss) on sales of investments	711,406	(130,466)	(205,210)	379,428	581,137
Distributions from capital gains	—	4,955	6,648	—	—
Net change in unrealized appreciation or depreciation of investments	33,669,078	(264,938)	(344,927)	1,841,022	2,576,648

Net gain (loss) on investments	34,380,484	(390,449)	(543,489)	2,220,450	3,157,785

Net increase (decrease) in net assets resulting from operations	$35,646,426	$ (480,852)	$ (670,679)	$2,105,018	$3,007,519

(1) For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Period ended Dec. 31, 2012 (continued)	Serv	Mod, Serv(1)	Serv	Cl I	Serv Cl

Investment income

Dividend income	$ 255,481	$ 6,694	$ 458,477	$ 38,321	$ 163,498
Variable account expenses	534,514	1,532	661,973	89,893	647,519

Investment income (loss) — net	(279,033)	5,162	(203,496)	(51,572)	(484,021)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	15,406,609	43,575	27,428,596	1,613,479	14,546,579
Cost of investments sold	13,278,822	41,820	26,502,747	1,276,548	12,150,278

Net realized gain (loss) on sales of investments	2,127,787	1,755	925,849	336,931	2,396,301
Distributions from capital gains	1,007,953	3,395	8,437,952	438,289	3,603,337
Net change in unrealized appreciation or depreciation of investments	6,727,572	8,529	(108,913)	770,405	5,147,807

Net gain (loss) on investments	9,863,312	13,679	9,254,888	1,545,625	11,147,445

Net increase (decrease) in net assets resulting from operations	$ 9,584,279	$18,841	$9,051,392	$1,494,053	$10,663,424

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

Investment income

Dividend income	$ —	$15,472,662	$ 340,677	$ —	$ 146,575
Variable account expenses	482,326	2,183,108	569,649	514,156	164,766

Investment income (loss) — net	(482,326)	13,289,554	(228,972)	(514,156)	(18,191)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	14,851,639	42,932,689	13,321,534	23,837,410	5,264,806
Cost of investments sold	14,131,393	39,166,904	13,310,247	24,312,762	5,886,696

Net realized gain (loss) on sales of investments	720,246	3,765,785	11,287	(475,352)	(621,890)
Distributions from capital gains	5,254,319	—	—	6,826,382	—
Net change in unrealized appreciation or depreciation of investments	4,808,626	10,835,655	15,853,782	(1,829,908)	3,579,774

Net gain (loss) on investments	10,783,191	14,601,440	15,865,069	4,521,122	2,957,884

Net increase (decrease) in net assets resulting from operations	$10,300,865	$27,890,994	$15,636,097	$ 4,006,966	$2,939,693

See accompanying notes to financial statements.

 180  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl S	Serv	Srv	VA, Serv	Serv

Investment income

Dividend income	$ 3,567	$ 1,747,815	$46,788,767	$ 207,333	$ 47,484
Variable account expenses	35,886	825,862	7,568,769	573,466	43,897

Investment income (loss) — net	(32,319)	921,953	39,219,998	(366,133)	3,587

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	829,194	18,774,112	131,674,591	12,485,513	911,161
Cost of investments sold	775,880	18,902,901	123,188,653	10,904,367	902,043

Net realized gain (loss) on sales of investments	53,314	(128,789)	8,485,938	1,581,146	9,118
Distributions from capital gains	—	—	9,009,884	—	—
Net change in unrealized appreciation or depreciation of investments	302,343	15,632,054	38,652,915	8,448,040	459,433

Net gain (loss) on investments	355,657	15,503,265	56,148,737	10,029,186	468,551

Net increase (decrease) in net assets resulting from operations	$323,338	$16,425,218	$95,368,735	$ 9,663,053	$472,138

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Period ended Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl(1)	Cl IB	Cl IB	Gro, Cl IA

Investment income

Dividend income	$13,456,222	$ 44,335	$ 244,693	$ 497,793	$ 292,392
Variable account expenses	2,499,577	10,051	158,830	186,821	720,306

Investment income (loss) — net	10,956,645	34,284	85,863	310,972	(427,914)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	22,691,387	128,975	4,097,849	5,759,710	9,544,149
Cost of investments sold	22,543,270	126,920	3,898,565	7,335,065	9,877,526

Net realized gain (loss) on sales of investments	148,117	2,055	199,284	(1,575,355)	(333,377)
Distributions from capital gains	—	12,843	1,578,711	—	—
Net change in unrealized appreciation or depreciation of investments	23,405,916	56,824	1,693,697	5,385,064	9,097,790

Net gain (loss) on investments	23,554,033	71,722	3,471,692	3,809,709	8,764,413

Net increase (decrease) in net assets resulting from operations	$34,510,678	$106,006	$3,557,555	$ 4,120,681	$8,336,499

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

Investment income

Dividend income	$ 63,594	$ —	$ 257,960	$ —	$ —
Variable account expenses	219,367	310,617	253,451	7,674,309	14,352,981

Investment income (loss) — net	(155,773)	(310,617)	4,509	(7,674,309)	(14,352,981)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,448,389	10,835,942	7,859,041	81,409,928	332,355,665
Cost of investments sold	4,536,609	8,828,609	9,882,494	76,614,161	273,132,999

Net realized gain (loss) on sales of investments	911,780	2,007,333	(2,023,453)	4,795,767	59,222,666
Distributions from capital gains	—	701,260	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,133,386	83,209	9,052,126	91,313,090	145,997,903

Net gain (loss) on investments	4,045,166	2,791,802	7,028,673	96,108,857	205,220,569

Net increase (decrease) in net assets resulting from operations	$3,889,393	$ 2,481,185	$ 7,033,182	$88,434,548	$190,867,588

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  181

Statements of Operations

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

Investment income

Dividend income	$ 69,994	$ —	$ 281,837	$11,450,617	$ 60,701
Variable account expenses	44,840	10,971	73,900	2,343,145	55,014

Investment income (loss) — net	25,154	(10,971)	207,937	9,107,472	5,687

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,030,121	257,198	1,879,652	48,363,101	980,536
Cost of investments sold	1,000,322	246,921	1,891,986	48,184,319	996,159

Net realized gain (loss) on sales of investments	29,799	10,277	(12,334)	178,782	(15,623)
Distributions from capital gains	23,573	—	79,707	3,219,948	84,243
Net change in unrealized appreciation or depreciation of investments	40,481	61,360	4,332	(619,035)	789,864

Net gain (loss) on investments	93,853	71,637	71,705	2,779,695	858,484

Net increase (decrease) in net assets resulting from operations	$119,007	$ 60,666	$ 279,642	$11,887,167	$864,171

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Year ended Dec. 31, 2012 (continued)	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ 37,042	$ 412,755
Variable account expenses	45,165	8,065,480	16,398,722	20,764	108,101

Investment income (loss) — net	(45,165)	(8,065,480)	(16,398,722)	16,278	304,654

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	792,163	128,607,675	214,944,289	1,029,652	1,921,994
Cost of investments sold	750,939	122,205,368	195,044,464	1,125,923	1,904,185

Net realized gain (loss) on sales of investments	41,224	6,402,307	19,899,825	(96,271)	17,809
Distributions from capital gains	—	—	—	—	71,665
Net change in unrealized appreciation or depreciation of investments	580,736	46,459,634	98,300,203	314,945	118,216

Net gain (loss) on investments	621,960	52,861,941	118,200,028	218,674	207,690

Net increase (decrease) in net assets resulting from operations	$576,795	$ 44,796,461	$101,801,306	$234,952	$ 512,344

	VP Invesco	VP JPM	VP Jennison	VP	VP MFS
	Intl	Core Bond,	Mid Cap Gro,	Holl Lg Cap	Val,
Year ended Dec. 31, 2012 (continued)	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

Investment income

Dividend income	$ 25,965	$ 83,923	$ —	$ —	$ —
Variable account expenses	25,306	44,704	17,614	30,064	23,999

Investment income (loss) — net	659	39,219	(17,614)	(30,064)	(23,999)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	676,865	832,886	276,820	395,187	491,529
Cost of investments sold	673,582	809,203	252,017	377,456	471,988

Net realized gain (loss) on sales of investments	3,283	23,683	24,803	17,731	19,541
Distributions from capital gains	44,220	9,381	—	—	—
Net change in unrealized appreciation or depreciation of investments	245,160	46,255	160,466	194,993	234,976

Net gain (loss) on investments	292,663	79,319	185,269	212,724	254,517

Net increase (decrease) in net assets resulting from operations	$293,322	$118,538	$167,655	$182,660	$230,518

See accompanying notes to financial statements.

 182  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	55,455,553	103,110,328	31,161,680	57,528,402	17,221,585

Investment income (loss) — net	(55,455,553)	(103,110,328)	(31,161,680)	(57,528,402)	(17,221,585)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	258,869,575	931,220,565	274,221,758	1,109,405,973	131,388,843
Cost of investments sold	240,915,196	780,895,884	256,272,653	920,859,506	123,301,791

Net realized gain (loss) on sales of investments	17,954,379	150,324,681	17,949,105	188,546,467	8,087,052
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	519,855,907	971,622,712	327,210,835	538,744,942	127,832,579

Net gain (loss) on investments	537,810,286	1,121,947,393	345,159,940	727,291,409	135,919,631

Net increase (decrease) in net assets resulting from operations	$482,354,733	$1,018,837,065	$313,998,260	$ 669,763,007	$118,698,046

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Year ended Dec. 31, 2012 (continued)	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

Investment income

Dividend income	$ —	$ 4,848	$ —	$ —	$ —
Variable account expenses	33,619,715	49,592	29,619	12,081	9,554

Investment income (loss) — net	(33,619,715)	(44,744)	(29,619)	(12,081)	(9,554)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	290,466,600	770,536	392,376	200,164	204,604
Cost of investments sold	253,030,610	742,688	361,243	188,021	196,601

Net realized gain (loss) on sales of investments	37,435,990	27,848	31,133	12,143	8,003
Distributions from capital gains	—	76,404	—	—	—
Net change in unrealized appreciation or depreciation of investments	256,736,922	1,003,998	261,014	82,812	58,142

Net gain (loss) on investments	294,172,912	1,108,250	292,147	94,955	66,145

Net increase (decrease) in net assets resulting from operations	$260,553,197	$1,063,506	$262,528	$82,874	$56,591

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap	Sm Cap	Mortgage	Intl Eq,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ —	$ 32,274	$ 17,325	$ —
Variable account expenses	11,512	1,254,784	25,378	10,175	18,340

Investment income (loss) — net	(11,512)	(1,254,784)	6,896	7,150	(18,340)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	138,624	34,849,128	622,079	220,749	304,321
Cost of investments sold	133,956	28,620,379	622,215	222,683	291,464

Net realized gain (loss) on sales of investments	4,668	6,228,749	(136)	(1,934)	12,857
Distributions from capital gains	—	—	32,496	13,856	—
Net change in unrealized appreciation or depreciation of investments	122,485	12,354,287	(32,743)	136,996	127,043

Net gain (loss) on investments	127,153	18,583,036	(383)	148,918	139,900

Net increase (decrease) in net assets resulting from operations	$115,641	$17,328,252	$ 6,513	$156,068	$121,560

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  183

Statements of Operations

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

Investment income

Dividend income	$ —	$ —	$ —	$ 12,796	$3,815,762
Variable account expenses	401,703	30,157	121,616	14,192	2,883,310

Investment income (loss) — net	(401,703)	(30,157)	(121,616)	(1,396)	932,452

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	12,516,235	721,114	3,336,775	579,694	73,994,795
Cost of investments sold	10,448,713	690,421	3,081,649	577,978	62,904,409

Net realized gain (loss) on sales of investments	2,067,522	30,693	255,126	1,716	11,090,386
Distributions from capital gains	—	—	—	9,540	30,227,779
Net change in unrealized appreciation or depreciation of investments	2,682,063	362,448	1,880,905	(4,318)	18,935,284

Net gain (loss) on investments	4,749,585	393,141	2,136,031	6,938	60,253,449

Net increase (decrease) in net assets resulting from operations	$ 4,347,882	$362,984	$2,014,415	$ 5,542	$61,185,901

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$1,068,739	$ 435,376	$ 670,224	$ 67,325	$ —
Variable account expenses	3,123,877	260,808	457,717	646,587	634,902

Investment income (loss) — net	(2,055,138)	174,568	212,507	(579,262)	(634,902)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	73,888,991	7,097,471	11,885,155	21,493,083	17,837,999
Cost of investments sold	62,572,083	6,652,796	11,400,274	19,708,658	15,941,455

Net realized gain (loss) on sales of investments	11,316,908	444,675	484,881	1,784,425	1,896,544
Distributions from capital gains	17,590,243	—	3,342,324	24,692	3,324,732
Net change in unrealized appreciation or depreciation of investments	35,541,585	2,874,271	1,919,681	8,592,854	517,703

Net gain (loss) on investments	64,448,736	3,318,946	5,746,886	10,401,971	5,738,979

Net increase (decrease) in net assets resulting from operations	$62,393,598	$3,493,514	$5,959,393	$ 9,822,709	$ 5,104,077

See accompanying notes to financial statements.

 184  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2012	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

Operations

Investment income (loss) — net	$(86,217)	$505,567	$943,803	$(58,189)	$5,871
Net realized gain (loss) on sales of investments	(43,083)	(921,040)	(18,454,379)	127,425	(332,266)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,266,117	16,947,214	45,443,074	632,518	3,066,524

Net increase (decrease) in net assets resulting from operations	1,136,817	16,531,741	27,932,498	701,754	2,740,129

Contract transactions

Contract purchase payments	209,287	1,411,444	3,910,635	1,230,895	158,233
Net transfers(1)	(2,118,119)	(5,875,048)	(28,434,630)	582,705	(1,666,217)
Transfers for policy loans	770	(18,825)	84,777	340	(5,669)
Adjustments to net assets allocated to contracts in payment period	(1,334)	25,053	(52,515)	—	(2,941)
Contract charges	(9,793)	(86,731)	(307,122)	(2,646)	(6,896)
Contract terminations:
Surrender benefits	(817,141)	(11,876,246)	(21,428,725)	(280,210)	(2,307,350)
Death benefits	(8,688)	(1,151,128)	(1,993,667)	(19,629)	(146,612)

Increase (decrease) from contract transactions	(2,745,018)	(17,571,481)	(48,221,247)	1,511,455	(3,977,452)

Net assets at beginning of year	10,182,902	107,039,433	236,221,327	4,553,919	15,549,834

Net assets at end of year	$8,574,701	$105,999,693	$215,932,578	$6,767,128	$14,312,511

Accumulation unit activity

Units outstanding at beginning of year	10,598,044	96,883,271	203,415,085	4,342,462	14,468,886
Contract purchase payments	201,584	1,164,626	3,674,043	1,010,523	134,855
Net transfers(1)	(2,045,756)	(4,646,325)	(23,384,819)	506,243	(1,416,790)
Transfers for policy loans	706	(14,841)	66,963	291	(4,530)
Contract charges	(9,453)	(71,055)	(245,686)	(2,263)	(5,901)
Contract terminations:
Surrender benefits	(791,299)	(9,648,433)	(16,707,045)	(240,022)	(1,974,529)
Death benefits	(8,779)	(939,827)	(1,706,232)	(17,362)	(127,749)

Units outstanding at end of year	7,945,047	82,727,416	165,112,309	5,599,872	11,074,242

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  185

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Operations

Investment income (loss) — net	$(56,808)	$377,150	$(242,824)	$490,645	$1,672,770
Net realized gain (loss) on sales of investments	1,024,923	775,955	702,001	(620,701)	(2,642,546)
Distributions from capital gains	—	2,233,365	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,328,052	2,265,079	2,802,864	6,150,898	25,591,487

Net increase (decrease) in net assets resulting from operations	7,296,167	5,651,549	3,262,041	6,020,842	24,621,711

Contract transactions

Contract purchase payments	515,781	564,673	492,535	542,320	5,075,012
Net transfers(1)	(4,447,525)	(62,222)	(657,760)	(1,861,031)	(8,898,101)
Transfers for policy loans	13,659	2,351	10,015	25,453	49,303
Adjustments to net assets allocated to contracts in payment period	(8,520)	(8,434)	(503)	(5,382)	(26,485)
Contract charges	(30,304)	(43,790)	(25,886)	(18,601)	(143,640)
Contract terminations:
Surrender benefits	(4,597,296)	(3,386,652)	(2,295,969)	(7,027,458)	(18,059,699)
Death benefits	(436,148)	(372,286)	(179,766)	(493,481)	(1,846,467)

Increase (decrease) from contract transactions	(8,990,353)	(3,306,360)	(2,657,334)	(8,838,180)	(23,850,077)

Net assets at beginning of year	40,921,816	38,863,019	25,617,504	47,555,923	188,948,350

Net assets at end of year	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,984

Accumulation unit activity

Units outstanding at beginning of year	33,915,051	35,063,145	24,049,782	27,809,976	140,722,536
Contract purchase payments	390,293	446,984	405,515	295,309	3,862,905
Net transfers(1)	(3,361,206)	(31,415)	(517,998)	(1,001,493)	(5,561,062)
Transfers for policy loans	10,250	2,213	8,554	13,967	30,488
Contract charges	(23,215)	(36,197)	(21,979)	(10,167)	(98,626)
Contract terminations:
Surrender benefits	(3,489,500)	(2,938,252)	(1,950,631)	(3,835,533)	(12,030,883)
Death benefits	(340,007)	(306,661)	(156,555)	(272,938)	(1,302,178)

Units outstanding at end of year	27,101,666	32,199,817	21,816,688	22,999,121	125,623,180

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 186  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	BlackRock	Calvert	Col	Col VP	Col VP
	Global	VP SRI	VP	Cash	Cash
Period ended Dec. 31, 2012 (continued)	Alloc, Cl III(2)	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

Operations

Investment income (loss) — net	$129,765	$83,892	$(2,161,710)	$(89,311)	$(3,012,129)
Net realized gain (loss) on sales of investments	12,902	243,259	3,458,238	1	37,181
Distributions from capital gains	36,840	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	242,216	1,944,162	25,206,058	2	(37,242)

Net increase (decrease) in net assets resulting from operations	421,723	2,271,313	26,502,586	(89,308)	(3,012,190)

Contract transactions

Contract purchase payments	1,266,850	458,705	3,603,078	10,956,379	17,149,735
Net transfers(1)	10,053,489	(99,710)	(4,446,351)	(10,471,564)	(22,855,834)
Transfers for policy loans	(2,311)	4,073	66,186	(97,395)	334,584
Adjustments to net assets allocated to contracts in payment period	33,778	(8,210)	(419,953)	—	(1,342,433)
Contract charges	(2,801)	(22,577)	(172,554)	(998)	(280,577)
Contract terminations:
Surrender benefits	(392,697)	(2,306,698)	(20,519,670)	(1,329,970)	(76,865,493)
Death benefits	(10,149)	(102,964)	(3,955,729)	(61,266)	(5,775,198)

Increase (decrease) from contract transactions	10,946,159	(2,077,381)	(25,844,993)	(1,004,814)	(89,635,216)

Net assets at beginning of year	—	23,915,287	211,287,824	8,795,903	387,974,236

Net assets at end of year	$11,367,882	$24,109,219	$211,945,417	$7,701,781	$295,326,830

Accumulation unit activity

Units outstanding at beginning of year	—	21,308,769	156,898,748	8,933,511	335,562,699
Contract purchase payments	1,267,196	375,420	2,568,741	11,184,634	15,490,669
Net transfers(1)	10,148,466	(69,824)	(3,606,766)	(10,689,072)	(21,513,103)
Transfers for policy loans	(2,355)	3,457	30,256	(99,957)	282,546
Contract charges	(2,780)	(18,751)	(117,853)	(1,022)	(243,207)
Contract terminations:
Surrender benefits	(387,377)	(1,909,180)	(13,962,892)	(1,356,851)	(66,591,588)
Death benefits	(9,957)	(83,414)	(2,803,442)	(62,656)	(5,220,553)

Units outstanding at end of year	11,013,193	19,606,477	139,006,792	7,908,587	257,767,463

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  187

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$559,470	$29,860,466	$(59,405)	$(6,894,513)	$(49,173)
Net realized gain (loss) on sales of investments	37,249	8,842,774	60,709	18,312,154	(86,659)
Distributions from capital gains	526,901	26,128,545	—	—	150,009
Net change in unrealized appreciation or depreciation of investments	48,489	(269,237)	560,592	82,437,103	1,126,628

Net increase (decrease) in net assets resulting from operations	1,172,109	64,562,548	561,896	93,854,744	1,140,805

Contract transactions

Contract purchase payments	14,315,302	11,112,224	2,803,692	10,924,407	2,692,558
Net transfers(1)	1,301,075	31,027,011	256,464	(81,608,611)	365,529
Transfers for policy loans	(3,944)	105,982	—	293,084	119
Adjustments to net assets allocated to contracts in payment period	—	(751,859)	—	(492,992)	—
Contract charges	(2,147)	(1,074,426)	(1,327)	(696,076)	(1,808)
Contract terminations:
Surrender benefits	(438,608)	(105,338,691)	(107,153)	(76,724,238)	(85,905)
Death benefits	(396,322)	(13,841,929)	(191,549)	(7,902,232)	(49,473)

Increase (decrease) from contract transactions	14,775,356	(78,761,688)	2,760,127	(156,206,658)	2,921,020

Net assets at beginning of year	13,068,770	1,017,798,746	3,917,744	770,563,042	4,460,943

Net assets at end of year	$29,016,235	$1,003,599,606	$7,239,767	$708,211,128	$8,522,768

Accumulation unit activity

Units outstanding at beginning of year	12,209,738	642,765,007	3,456,995	533,664,505	4,693,363
Contract purchase payments	12,908,082	7,236,358	2,275,042	7,441,680	2,615,437
Net transfers(1)	1,180,237	18,565,015	195,087	(52,210,359)	361,984
Transfers for policy loans	(3,512)	62,466	—	169,634	109
Contract charges	(1,922)	(668,324)	(1,067)	(466,893)	(1,732)
Contract terminations:
Surrender benefits	(394,705)	(62,925,269)	(86,226)	(47,286,502)	(82,833)
Death benefits	(358,101)	(8,704,919)	(154,225)	(5,065,635)	(47,312)

Units outstanding at end of year	25,539,817	596,330,334	5,685,606	436,246,430	7,539,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 188  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

Operations

Investment income (loss) — net	$(1,558,504)	$91,921	$5,895,703	$5,587,215	$697,453
Net realized gain (loss) on sales of investments	7,316,070	6,946	4,803,366	208,252	7,555
Distributions from capital gains	6,155,220	35,901	1,788,655	—	—
Net change in unrealized appreciation or depreciation of investments	36,274,035	204,096	5,448,099	6,786,487	707,960

Net increase (decrease) in net assets resulting from operations	48,186,821	338,864	17,935,823	12,581,954	1,412,968

Contract transactions

Contract purchase payments	4,456,206	3,289,314	3,384,037	3,294,186	5,786,752
Net transfers(1)	(23,876,908)	740,765	(13,865,435)	2,204,807	2,344,204
Transfers for policy loans	124,271	34	77,135	3,111	68
Adjustments to net assets allocated to contracts in payment period	(36,170)	—	(68,790)	(47,640)	—
Contract charges	(318,386)	(746)	(354,442)	(111,290)	(1,504)
Contract terminations:
Surrender benefits	(26,760,396)	(201,022)	(34,243,547)	(7,045,866)	(250,459)
Death benefits	(1,858,118)	(57,890)	(4,610,831)	(1,355,111)	(157,318)

Increase (decrease) from contract transactions	(48,269,501)	3,770,455	(49,681,873)	(3,057,803)	7,721,743

Net assets at beginning of year	272,219,219	5,155,986	357,712,168	91,357,090	6,673,764

Net assets at end of year	$272,136,539	$9,265,305	$325,966,118	$100,881,241	$15,808,475

Accumulation unit activity

Units outstanding at beginning of year	148,253,781	4,795,697	208,801,446	67,798,086	5,927,480
Contract purchase payments	2,410,210	2,983,938	2,058,581	2,417,149	4,774,415
Net transfers(1)	(12,051,537)	661,959	(8,157,280)	1,514,136	1,930,867
Transfers for policy loans	68,362	30	40,368	2,083	53
Contract charges	(157,509)	(673)	(206,161)	(77,071)	(1,224)
Contract terminations:
Surrender benefits	(13,103,247)	(182,460)	(18,877,138)	(4,887,196)	(204,929)
Death benefits	(949,697)	(52,495)	(2,733,277)	(941,970)	(128,006)

Units outstanding at end of year	124,470,363	8,205,996	180,926,539	65,825,217	12,298,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  189

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$28,990,625	$301,244	$12,241,024	$8,118	$526,344
Net realized gain (loss) on sales of investments	3,854,383	22,853	1,340,601	(7,041)	1,074,559
Distributions from capital gains	—	116,488	4,407,781	—	—
Net change in unrealized appreciation or depreciation of investments	28,990,865	327,652	9,821,379	238,206	14,086,091

Net increase (decrease) in net assets resulting from operations	61,835,873	768,237	27,810,785	239,283	15,686,994

Contract transactions

Contract purchase payments	4,812,200	3,619,234	2,271,338	765,546	1,637,660
Net transfers(1)	6,124,901	686,278	16,218,310	94,412	(11,049,252)
Transfers for policy loans	59,237	—	1,566	170	138,299
Adjustments to net assets allocated to contracts in payment period	(356,282)	—	150,142	—	(99,959)
Contract charges	(273,723)	(1,100)	(278,123)	(330)	(87,062)
Contract terminations:
Surrender benefits	(47,993,025)	(175,102)	(21,470,037)	(37,503)	(11,700,525)
Death benefits	(5,735,322)	(64,452)	(2,389,397)	(404)	(1,151,259)

Increase (decrease) from contract transactions	(43,362,014)	4,064,858	(5,496,201)	821,891	(22,312,098)

Net assets at beginning of year	439,609,364	4,389,024	200,838,752	1,128,846	106,020,712

Net assets at end of year	$458,083,223	$9,222,119	$223,153,336	$2,190,020	$99,395,608

Accumulation unit activity

Units outstanding at beginning of year	242,258,810	3,907,099	131,374,587	1,092,752	101,841,682
Contract purchase payments	2,614,512	2,994,628	1,412,252	686,753	1,451,800
Net transfers(1)	3,819,171	544,553	10,169,443	80,964	(10,309,280)
Transfers for policy loans	30,760	—	1,106	146	121,178
Contract charges	(141,857)	(917)	(171,363)	(294)	(78,133)
Contract terminations:
Surrender benefits	(24,290,786)	(144,264)	(13,026,683)	(33,615)	(10,288,334)
Death benefits	(2,974,205)	(50,647)	(1,470,328)	(372)	(1,020,449)

Units outstanding at end of year	221,316,405	7,250,452	128,289,014	1,826,334	81,718,464

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 190  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

Operations

Investment income (loss) — net	$(21,076)	$(1,085,615)	$(7,627)	$(3,846,439)	$66,025
Net realized gain (loss) on sales of investments	34,788	394,666	5,891	138,455	26,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	259,458	22,786,646	52,068	51,416,258	115,126

Net increase (decrease) in net assets resulting from operations	273,170	22,095,697	50,332	47,708,274	207,947

Contract transactions

Contract purchase payments	1,299,764	1,922,876	581,430	5,707,761	2,823,036
Net transfers(1)	(13,485)	(8,495,453)	222,386	(18,098,100)	(487,042)
Transfers for policy loans	305	109,219	—	471,026	34
Adjustments to net assets allocated to contracts in payment period	—	(65,696)	—	(608,613)	—
Contract charges	(213)	(139,218)	(71)	(790,551)	(562)
Contract terminations:
Surrender benefits	(31,712)	(12,285,433)	(10,565)	(40,980,079)	(334,473)
Death benefits	—	(894,003)	(363)	(3,813,734)	(48,742)

Increase (decrease) from contract transactions	1,254,659	(19,847,708)	792,817	(58,112,290)	1,952,251

Net assets at beginning of year	1,318,276	120,479,105	248,120	384,118,754	4,044,071

Net assets at end of year	$2,846,105	$122,727,094	$1,091,269	$373,714,738	$6,204,269

Accumulation unit activity

Units outstanding at beginning of year	1,141,773	183,233,997	197,712	398,158,310	3,966,759
Contract purchase payments	984,233	2,489,558	423,330	5,203,540	2,679,284
Net transfers(1)	(12,228)	(11,718,028)	165,084	(18,691,867)	(462,011)
Transfers for policy loans	226	153,567	—	387,204	32
Contract charges	(162)	(183,968)	(52)	(777,478)	(534)
Contract terminations:
Surrender benefits	(24,041)	(16,402,679)	(7,616)	(38,022,181)	(318,385)
Death benefits	—	(1,208,412)	(249)	(3,704,740)	(45,822)

Units outstanding at end of year	2,089,801	156,364,035	778,209	342,552,788	5,819,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  191

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Period ended Dec. 31, 2012 (continued)	Gro, Cl 2(2)	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

Operations

Investment income (loss) — net	$(6,276,724)	$(400,604)	$1,253	$(8,313)	$(936,705)
Net realized gain (loss) on sales of investments	72,800	9,740,971	(4,634,412)	(6,074)	3,849,173
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,461,745	11,330,902	11,952,584	65,594	6,875,079

Net increase (decrease) in net assets resulting from operations	38,257,821	20,671,269	7,319,425	51,207	9,787,547

Contract transactions

Contract purchase payments	1,848,132,502	2,764,904	1,623,534	238,647	1,446,990
Net transfers(1)	101,187,765	(22,819,241)	(8,923,266)	51,238	(10,864,819)
Transfers for policy loans	—	11,015	14,740	—	100,695
Adjustments to net assets allocated to contracts in payment period	—	(29,992)	(20,012)	—	(82,281)
Contract charges	(5,703)	(231,651)	(35,874)	(325)	(93,666)
Contract terminations:
Surrender benefits	(879,556)	(17,330,025)	(3,551,326)	(16,542)	(10,843,635)
Death benefits	(813,030)	(1,360,436)	(216,114)	—	(853,528)

Increase (decrease) from contract transactions	1,947,621,978	(38,995,426)	(11,108,318)	273,018	(21,190,244)

Net assets at beginning of year	—	185,686,417	49,130,956	548,255	98,157,686

Net assets at end of year	$1,985,879,799	$167,362,260	$45,342,063	$872,480	$86,754,989

Accumulation unit activity

Units outstanding at beginning of year	—	174,066,949	56,806,756	515,090	83,644,662
Contract purchase payments	1,847,149,185	2,327,129	1,692,596	202,689	1,160,174
Net transfers(1)	100,633,616	(19,381,209)	(9,579,251)	43,774	(8,324,426)
Transfers for policy loans	—	8,204	15,982	—	85,648
Contract charges	(5,643)	(194,758)	(38,311)	(278)	(74,195)
Contract terminations:
Surrender benefits	(872,616)	(14,862,163)	(3,863,988)	(14,303)	(8,513,321)
Death benefits	(800,625)	(1,165,028)	(229,445)	—	(676,992)

Units outstanding at end of year	1,946,103,917	140,799,124	44,804,339	746,972	67,301,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 192  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Year ended Dec. 31, 2012 (continued)	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

Operations

Investment income (loss) — net	$(14,455)	$(752,043)	$(1,191,161)	$(14,089)	$(227,956)
Net realized gain (loss) on sales of investments	6,067	(653,920)	5,280,870	19,421	881,928
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	206,412	14,998,190	14,181,827	186,799	3,437,791

Net increase (decrease) in net assets resulting from operations	198,024	13,592,227	18,271,536	192,131	4,091,763

Contract transactions

Contract purchase payments	556,559	1,387,623	4,331,597	643,044	291,546
Net transfers(1)	66,023	(13,926,212)	(2,539,572)	61,874	(986,335)
Transfers for policy loans	—	22,504	47,229	—	12,970
Adjustments to net assets allocated to contracts in payment period	—	(5,730)	(61,149)	—	(1,947)
Contract charges	(437)	(71,627)	(103,777)	(203)	(17,702)
Contract terminations:
Surrender benefits	(20,652)	(7,216,813)	(14,460,953)	(16,377)	(2,552,431)
Death benefits	(3,310)	(691,050)	(1,173,566)	—	(228,850)

Increase (decrease) from contract transactions	598,183	(20,501,305)	(13,960,191)	688,338	(3,482,749)

Net assets at beginning of year	991,371	85,947,883	129,621,631	734,689	24,665,890

Net assets at end of year	$1,787,578	$79,038,805	$133,932,976	$1,615,158	$25,274,904

Accumulation unit activity

Units outstanding at beginning of year	867,885	74,819,732	134,954,041	628,885	21,869,264
Contract purchase payments	446,808	1,155,982	3,924,497	521,591	241,712
Net transfers(1)	51,817	(11,045,902)	(2,559,326)	55,439	(689,091)
Transfers for policy loans	—	16,627	45,232	—	10,116
Contract charges	(347)	(57,294)	(98,440)	(161)	(14,390)
Contract terminations:
Surrender benefits	(16,358)	(5,545,340)	(13,785,227)	(12,826)	(2,023,291)
Death benefits	(2,660)	(555,693)	(1,105,384)	—	(184,102)

Units outstanding at end of year	1,347,145	58,788,112	121,375,393	1,192,928	19,210,218

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  193

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Year ended Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

Operations

Investment income (loss) — net	$(12,893)	$(438,135)	$(23,566)	$53,293	$327,292
Net realized gain (loss) on sales of investments	2,446	160,241	12,025	986,544	72,295
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	135,100	8,202,024	22,595	665,950	568,142

Net increase (decrease) in net assets resulting from operations	124,653	7,924,130	11,054	1,705,787	967,729

Contract transactions

Contract purchase payments	695,140	781,140	4,437,701	4,239,067	6,826,454
Net transfers(1)	31,505	(5,501,215)	(1,841,300)	(2,986,339)	1,226,645
Transfers for policy loans	—	3,791	—	26,285	—
Adjustments to net assets allocated to contracts in payment period	—	(16,779)	—	(97,389)	—
Contract charges	(183)	(42,177)	(819)	(157,816)	(1,401)
Contract terminations:
Surrender benefits	(25,673)	(5,107,094)	(291,118)	(30,511,793)	(200,019)
Death benefits	(6,985)	(366,711)	(11,514)	(3,448,635)	(319,896)

Increase (decrease) from contract transactions	693,804	(10,249,045)	2,292,950	(32,936,620)	7,531,783

Net assets at beginning of year	591,016	50,870,690	4,412,021	261,926,797	6,169,491

Net assets at end of year	$1,409,473	$48,545,775	$6,716,025	$230,695,964	$14,669,003

Accumulation unit activity

Units outstanding at beginning of year	514,438	33,500,716	4,406,268	204,129,898	6,521,474
Contract purchase payments	540,013	506,180	4,417,972	3,545,613	6,784,010
Net transfers(1)	28,430	(3,266,824)	(1,833,598)	(1,975,013)	1,210,426
Transfers for policy loans	—	2,001	—	16,614	—
Contract charges	(143)	(25,398)	(815)	(122,539)	(1,400)
Contract terminations:
Surrender benefits	(20,627)	(2,942,015)	(290,995)	(23,370,456)	(198,336)
Death benefits	(5,540)	(221,669)	(11,464)	(2,687,181)	(313,787)

Units outstanding at end of year	1,056,571	27,552,991	6,687,368	179,536,936	14,002,387

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 194  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Period ended Dec. 31, 2012 (continued)	Return	Serv	VIP, Cl B(2)	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(736,864)	$(52,548)	$(22,567)	$8,011,645	$775,493
Net realized gain (loss) on sales of investments	(6,042,511)	(195,660)	4,521	744,498	(2,697,046)
Distributions from capital gains	—	—	—	2,828,139	—
Net change in unrealized appreciation or depreciation of investments	4,469,156	1,400,786	200,365	3,511,096	64,573,543

Net increase (decrease) in net assets resulting from operations	(2,310,219)	1,152,578	182,319	15,095,378	62,651,990

Contract transactions

Contract purchase payments	1,436,443	205,533	692,317	2,904,905	11,951,795
Net transfers(1)	(6,443,194)	(616,000)	7,441,598	6,232,092	(31,693,622)
Transfers for policy loans	9,096	(3,672)	533	11,246	53,819
Adjustments to net assets allocated to contracts in payment period	(19,209)	—	9,124	(38,521)	(42,849)
Contract charges	(52,203)	(3,995)	(1,389)	(217,434)	(312,183)
Contract terminations:
Surrender benefits	(7,831,968)	(365,554)	(176,429)	(25,903,213)	(41,172,635)
Death benefits	(569,711)	(100,668)	—	(3,206,413)	(3,703,225)

Increase (decrease) from contract transactions	(13,470,746)	(884,356)	7,965,754	(20,217,338)	(64,918,900)

Net assets at beginning of year	88,474,347	5,853,457	—	252,208,109	431,773,288

Net assets at end of year	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378

Accumulation unit activity

Units outstanding at beginning of year	99,282,625	6,639,959	—	214,406,518	414,277,574
Contract purchase payments	1,610,290	210,120	713,641	2,393,372	10,234,461
Net transfers(1)	(7,309,638)	(646,964)	7,602,746	4,752,304	(27,560,465)
Transfers for policy loans	10,391	(3,739)	541	9,281	45,772
Contract charges	(58,970)	(4,086)	(1,410)	(178,582)	(270,367)
Contract terminations:
Surrender benefits	(8,842,786)	(381,598)	(177,911)	(21,217,705)	(36,005,291)
Death benefits	(644,405)	(103,361)	—	(2,642,079)	(3,233,772)

Units outstanding at end of year	84,047,507	5,710,331	8,137,607	197,523,109	357,487,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  195

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$660,915	$1,510,336	$(441,163)	$(2,697,556)	$175,873
Net realized gain (loss) on sales of investments	(42,409)	2,132,024	8,795,112	15,683,312	(1,102,228)
Distributions from capital gains	25,430	64,736	8,631,268	39,326,965	63,028
Net change in unrealized appreciation or depreciation of investments	8,420,458	18,360,903	(1,051,949)	15,133,447	4,507,883

Net increase (decrease) in net assets resulting from operations	9,064,394	22,067,999	15,933,268	67,446,168	3,644,556

Contract transactions

Contract purchase payments	545,532	1,663,297	1,305,110	10,735,423	263,528
Net transfers(1)	(3,115,379)	(8,473,295)	(14,205,918)	(62,668,075)	(2,465,586)
Transfers for policy loans	62,848	26,560	52,332	70,671	4,344
Adjustments to net assets allocated to contracts in payment period	(4,339)	(49,889)	(104,619)	(306,374)	(14,408)
Contract charges	(28,249)	(115,812)	(55,627)	(514,900)	(9,171)
Contract terminations:
Surrender benefits	(7,956,003)	(13,909,008)	(16,971,965)	(45,462,644)	(2,831,980)
Death benefits	(500,016)	(1,395,201)	(1,114,692)	(4,369,463)	(121,829)

Increase (decrease) from contract transactions	(10,995,606)	(22,253,348)	(31,095,379)	(102,515,362)	(5,175,102)

Net assets at beginning of year	55,469,217	134,697,014	124,443,417	527,033,032	20,771,845

Net assets at end of year	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299

Accumulation unit activity

Units outstanding at beginning of year	52,168,699	115,743,747	36,566,346	279,200,512	20,617,994
Contract purchase payments	461,024	1,279,277	352,745	6,256,823	238,623
Net transfers(1)	(2,632,346)	(6,565,649)	(3,852,427)	(30,508,056)	(2,227,876)
Transfers for policy loans	53,602	20,566	13,984	28,564	4,367
Contract charges	(23,976)	(89,950)	(15,077)	(250,769)	(8,324)
Contract terminations:
Surrender benefits	(6,741,220)	(10,767,185)	(4,582,019)	(20,844,815)	(2,565,882)
Death benefits	(430,079)	(1,085,143)	(304,393)	(2,127,857)	(113,780)

Units outstanding at end of year	42,855,704	98,535,663	28,179,159	231,754,402	15,945,122

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 196  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

Operations

Investment income (loss) — net	$594,146	$(1,325,122)	$(143,047)	$1,578,426	$573,562
Net realized gain (loss) on sales of investments	(2,684,722)	(11,732,143)	6,023,182	(595,394)	1,533,211
Distributions from capital gains	263,101	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	16,559,902	48,187,345	17,830,486	16,728,967	37,616,461

Net increase (decrease) in net assets resulting from operations	14,732,427	35,130,080	23,710,621	17,711,999	39,723,234

Contract transactions

Contract purchase payments	1,440,279	2,482,576	3,086,159	3,461,341	2,469,716
Net transfers(1)	(11,656,019)	(6,598,706)	(18,913,991)	(15,026,237)	(27,882,780)
Transfers for policy loans	31,854	53,873	43,134	3,298	(15,236)
Adjustments to net assets allocated to contracts in payment period	(24,067)	(38,293)	97,015	(47,574)	(82,051)
Contract charges	(63,626)	(123,956)	(99,598)	(97,487)	(270,333)
Contract terminations:
Surrender benefits	(7,633,356)	(13,606,794)	(13,780,056)	(11,804,635)	(26,796,045)
Death benefits	(738,355)	(1,204,299)	(1,307,579)	(1,558,691)	(2,032,043)

Increase (decrease) from contract transactions	(18,643,290)	(19,035,599)	(30,874,916)	(25,069,985)	(54,608,772)

Net assets at beginning of year	84,069,312	141,421,973	153,562,279	143,695,608	248,013,796

Net assets at end of year	$80,158,449	$157,516,454	$146,397,984	$136,337,622	$233,128,258

Accumulation unit activity

Units outstanding at beginning of year	73,792,598	92,120,697	78,143,554	119,594,460	99,503,413
Contract purchase payments	1,216,245	1,630,830	1,970,523	2,889,911	938,486
Net transfers(1)	(9,438,088)	(3,216,724)	(9,230,365)	(11,423,990)	(10,227,611)
Transfers for policy loans	25,098	25,723	15,160	(2,489)	(1,929)
Contract charges	(50,636)	(70,096)	(47,697)	(75,581)	(99,500)
Contract terminations:
Surrender benefits	(5,902,009)	(7,170,188)	(6,087,973)	(8,859,039)	(9,778,478)
Death benefits	(594,683)	(656,687)	(613,775)	(1,255,060)	(757,260)

Units outstanding at end of year	59,048,525	82,663,555	64,149,427	100,868,212	79,577,121

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  197

Statements of Changes in Net Assets

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Year ended Dec. 31, 2012 (continued)	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

Operations

Investment income (loss) — net	$19,020	$1,225,570	$(304,868)	$189,132	$82,724
Net realized gain (loss) on sales of investments	198,199	(110,746)	4,509,773	98,553	69,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	661,672	17,015,835	7,376,146	2,083,144	1,124,385

Net increase (decrease) in net assets resulting from operations	878,891	18,130,659	11,581,051	2,370,829	1,276,905

Contract transactions

Contract purchase payments	89,945	1,510,286	1,417,131	256,033	201,196
Net transfers(1)	(761,887)	(10,726,919)	(4,024,457)	2,512,995	1,800,237
Transfers for policy loans	3,361	37,566	173,803	(1,036)	(1,507)
Adjustments to net assets allocated to contracts in payment period	(3,402)	33,008	(150,332)	4,474	(18)
Contract charges	(4,277)	(328,213)	(99,641)	(11,717)	(6,189)
Contract terminations:
Surrender benefits	(978,197)	(13,246,488)	(11,921,327)	(1,784,839)	(393,172)
Death benefits	(50,398)	(1,162,757)	(1,334,950)	(75,593)	(1,362)

Increase (decrease) from contract transactions	(1,704,855)	(23,883,517)	(15,939,773)	900,317	1,599,185

Net assets at beginning of year	7,833,506	140,631,286	97,973,056	12,873,244	6,773,419

Net assets at end of year	$7,007,542	$134,878,428	$93,614,334	$16,144,390	$9,649,509

Accumulation unit activity

Units outstanding at beginning of year	4,519,644	141,994,411	49,041,254	14,025,198	7,397,995
Contract purchase payments	47,817	1,386,801	666,945	256,886	200,349
Net transfers(1)	(406,793)	(9,809,030)	(1,895,995)	2,511,860	1,797,626
Transfers for policy loans	2,017	34,607	81,556	(1,155)	(1,379)
Contract charges	(2,283)	(300,752)	(46,823)	(11,599)	(6,167)
Contract terminations:
Surrender benefits	(521,307)	(12,213,822)	(5,578,832)	(1,769,630)	(392,712)
Death benefits	(28,168)	(1,082,824)	(639,728)	(76,819)	(1,270)

Units outstanding at end of year	3,610,927	120,009,391	41,628,377	14,934,741	8,994,442

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 198  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I(2)	Ser II(2)

Operations

Investment income (loss) — net	$(235,435)	$359,995	$(235,747)	$(79,332)	$(460,502)
Net realized gain (loss) on sales of investments	591,759	1,265,822	1,788,956	(95,946)	(439,174)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,164,068	11,195,754	1,305,337	(332,999)	(1,980,428)

Net increase (decrease) in net assets resulting from operations	4,520,392	12,821,571	2,858,546	(508,277)	(2,880,104)

Contract transactions

Contract purchase payments	381,119	1,398,897	405,359	240,992	373,634
Net transfers(1)	1,051,431	(6,475,074)	(1,597,035)	15,075,400	85,865,514
Transfers for policy loans	(20,562)	35,229	(6,397)	7,093	7,880
Adjustments to net assets allocated to contracts in payment period	33,460	(10,383)	(112)	47,849	9,288
Contract charges	(21,023)	(112,423)	(59,144)	(6,502)	(259,988)
Contract terminations:
Surrender benefits	(1,908,928)	(8,570,067)	(2,881,378)	(1,206,268)	(4,272,394)
Death benefits	(99,306)	(759,874)	(162,314)	(72,653)	(432,929)

Increase (decrease) from contract transactions	(583,809)	(14,493,695)	(4,301,021)	14,085,911	81,291,005

Net assets at beginning of year	23,253,129	96,505,294	27,144,888	—	—

Net assets at end of year	$27,189,712	$94,833,170	$25,702,413	$13,577,634	$78,410,901

Accumulation unit activity

Units outstanding at beginning of year	21,100,384	78,212,612	32,295,781	—	—
Contract purchase payments	305,158	1,079,170	426,449	254,381	395,304
Net transfers(1)	883,669	(4,911,757)	(1,643,965)	15,046,959	85,857,287
Transfers for policy loans	(16,593)	25,646	(6,691)	7,863	8,391
Contract charges	(16,993)	(86,633)	(63,399)	(6,871)	(274,949)
Contract terminations:
Surrender benefits	(1,551,235)	(6,356,201)	(3,084,110)	(1,268,189)	(4,505,296)
Death benefits	(80,523)	(575,222)	(181,705)	(77,360)	(452,991)

Units outstanding at end of year	20,623,867	67,387,615	27,742,360	13,956,783	81,027,746

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  199

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Comstock,	Mid Cap	Mid Cap	Enterprise,	Global
Period ended Dec. 31, 2012 (continued)	Ser II	Gro, Ser I(2)	Gro, Ser II(2)	Serv	Tech, Serv

Operations

Investment income (loss) — net	$1,265,942	$(90,403)	$(127,190)	$(115,432)	$(150,266)
Net realized gain (loss) on sales of investments	711,406	(130,466)	(205,210)	379,428	581,137
Distributions from capital gains	—	4,955	6,648	—	—
Net change in unrealized appreciation or depreciation of investments	33,669,078	(264,938)	(344,927)	1,841,022	2,576,648

Net increase (decrease) in net assets resulting from operations	35,646,426	(480,852)	(670,679)	2,105,018	3,007,519

Contract transactions

Contract purchase payments	2,340,848	140,845	264,058	198,608	219,804
Net transfers(1)	(24,099,877)	16,835,309	22,651,067	(984,655)	(1,570,460)
Transfers for policy loans	35,411	10,404	(9,321)	23,075	14,243
Adjustments to net assets allocated to contracts in payment period	(38,104)	65,961	11,224	—	(4,624)
Contract charges	(550,725)	(7,388)	(10,017)	(11,016)	(11,772)
Contract terminations:
Surrender benefits	(16,862,456)	(1,300,252)	(1,663,513)	(1,754,867)	(1,968,120)
Death benefits	(1,767,720)	(150,329)	(120,909)	(67,085)	(137,034)

Increase (decrease) from contract transactions	(40,942,623)	15,594,550	21,122,589	(2,595,940)	(3,457,963)

Net assets at beginning of year	213,630,048	—	—	14,127,072	17,444,986

Net assets at end of year	$208,333,851	$15,113,698	$20,451,910	$13,636,150	$16,994,542

Accumulation unit activity

Units outstanding at beginning of year	184,224,749	—	—	20,139,443	34,118,371
Contract purchase payments	1,881,064	149,674	279,107	256,523	381,650
Net transfers(1)	(18,686,298)	16,782,020	22,550,571	(1,285,919)	(2,731,934)
Transfers for policy loans	26,069	11,075	(9,398)	30,331	25,159
Contract charges	(425,178)	(7,810)	(10,593)	(14,330)	(20,335)
Contract terminations:
Surrender benefits	(13,024,031)	(1,375,718)	(1,757,069)	(2,287,271)	(3,389,431)
Death benefits	(1,376,448)	(158,496)	(128,105)	(88,375)	(247,223)

Units outstanding at end of year	152,619,927	15,400,745	20,924,513	16,750,402	28,136,257

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 200  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Period ended Dec. 31, 2012 (continued)	Serv	Mod, Serv(2)	Serv	Cl I	Serv Cl

Operations

Investment income (loss) — net	$(279,033)	$5,162	$(203,496)	$(51,572)	$(484,021)
Net realized gain (loss) on sales of investments	2,127,787	1,755	925,849	336,931	2,396,301
Distributions from capital gains	1,007,953	3,395	8,437,952	438,289	3,603,337
Net change in unrealized appreciation or depreciation of investments	6,727,572	8,529	(108,913)	770,405	5,147,807

Net increase (decrease) in net assets resulting from operations	9,584,279	18,841	9,051,392	1,494,053	10,663,424

Contract transactions

Contract purchase payments	1,056,994	34,268	918,009	187,181	1,070,457
Net transfers(1)	(6,730,728)	419,111	(15,357,895)	1,897,933	(1,476,143)
Transfers for policy loans	18,965	—	16,487	518	(2,450)
Adjustments to net assets allocated to contracts in payment period	(1,758)	—	(46,198)	—	(13,922)
Contract charges	(133,190)	(11)	(44,782)	(8,682)	(53,750)
Contract terminations:
Surrender benefits	(4,870,731)	(14,923)	(11,579,038)	(457,868)	(7,806,065)
Death benefits	(614,080)	—	(525,341)	(80,137)	(561,856)

Increase (decrease) from contract transactions	(11,274,528)	438,445	(26,618,758)	1,538,945	(8,843,729)

Net assets at beginning of year	58,201,899	—	85,783,467	7,845,851	70,257,234

Net assets at end of year	$56,511,650	$457,286	$68,216,101	$10,878,849	$72,076,929

Accumulation unit activity

Units outstanding at beginning of year	64,495,877	—	70,950,056	7,456,616	89,085,787
Contract purchase payments	1,037,784	32,336	706,999	157,049	1,121,597
Net transfers(1)	(6,609,220)	420,979	(11,928,494)	1,581,997	(2,161,548)
Transfers for policy loans	18,557	—	12,521	493	170
Contract charges	(131,314)	(11)	(34,794)	(7,254)	(60,794)
Contract terminations:
Surrender benefits	(4,784,799)	(14,183)	(8,960,428)	(382,030)	(9,159,908)
Death benefits	(605,059)	—	(424,119)	(67,326)	(611,055)

Units outstanding at end of year	53,421,826	439,121	50,321,741	8,739,545	78,214,249

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  201

Statements of Changes in Net Assets

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

Operations

Investment income (loss) — net	$(482,326)	$13,289,554	$(228,972)	$(514,156)	$(18,191)
Net realized gain (loss) on sales of investments	720,246	3,765,785	11,287	(475,352)	(621,890)
Distributions from capital gains	5,254,319	—	—	6,826,382	—
Net change in unrealized appreciation or depreciation of investments	4,808,626	10,835,655	15,853,782	(1,829,908)	3,579,774

Net increase (decrease) in net assets resulting from operations	10,300,865	27,890,994	15,636,097	4,006,966	2,939,693

Contract transactions

Contract purchase payments	636,743	6,472,624	949,289	1,843,128	276,572
Net transfers(1)	(7,057,856)	(11,911,170)	(2,607,613)	(14,949,180)	(1,919,664)
Transfers for policy loans	(13,252)	6,402	(3,128)	8,029	1,134
Adjustments to net assets allocated to contracts in payment period	(5,156)	22,892	(126,271)	(33,349)	11,301
Contract charges	(42,764)	(169,597)	(57,578)	(39,638)	(36,794)
Contract terminations:
Surrender benefits	(6,254,871)	(21,129,459)	(6,014,433)	(4,757,391)	(1,460,923)
Death benefits	(329,378)	(2,974,721)	(543,639)	(321,293)	(132,671)

Increase (decrease) from contract transactions	(13,066,534)	(29,683,029)	(8,403,373)	(18,249,694)	(3,261,045)

Net assets at beginning of year	55,683,183	241,228,781	57,824,305	58,188,777	18,305,505

Net assets at end of year	$52,917,514	$239,436,746	$65,057,029	$43,946,049	$17,984,153

Accumulation unit activity

Units outstanding at beginning of year	47,311,942	121,679,827	61,295,983	47,463,286	22,062,692
Contract purchase payments	465,097	3,499,001	867,508	1,376,088	298,106
Net transfers(1)	(5,367,980)	(5,118,185)	(2,446,876)	(11,617,434)	(2,130,101)
Transfers for policy loans	(10,712)	(3,424)	(2,703)	5,778	1,658
Contract charges	(32,081)	(82,153)	(52,766)	(30,181)	(40,571)
Contract terminations:
Surrender benefits	(4,678,399)	(9,700,050)	(5,531,347)	(3,674,036)	(1,641,967)
Death benefits	(236,364)	(1,421,976)	(505,285)	(249,247)	(149,151)

Units outstanding at end of year	37,451,503	108,853,040	53,624,514	33,274,254	18,400,666

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 202  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl S	Serv	Srv	VA, Serv	Serv

Operations

Investment income (loss) — net	$(32,319)	$921,953	$39,219,998	$(366,133)	$3,587
Net realized gain (loss) on sales of investments	53,314	(128,789)	8,485,938	1,581,146	9,118
Distributions from capital gains	—	—	9,009,884	—	—
Net change in unrealized appreciation or depreciation of investments	302,343	15,632,054	38,652,915	8,448,040	459,433

Net increase (decrease) in net assets resulting from operations	323,338	16,425,218	95,368,735	9,663,053	472,138

Contract transactions

Contract purchase payments	332,526	3,047,045	9,024,356	1,757,261	115,806
Net transfers(1)	(234,278)	(9,383,623)	(25,538,145)	(4,919,337)	(460,772)
Transfers for policy loans	3,553	(6,395)	13,346	9,769	3,873
Adjustments to net assets allocated to contracts in payment period	—	(35,143)	(68,858)	5,235	—
Contract charges	(3,290)	(60,629)	(767,303)	(45,395)	(2,869)
Contract terminations:
Surrender benefits	(271,242)	(6,423,035)	(80,474,890)	(4,901,464)	(188,691)
Death benefits	(49,413)	(898,412)	(11,290,074)	(440,999)	(20,315)

Increase (decrease) from contract transactions	(222,144)	(13,760,192)	(109,101,568)	(8,534,930)	(552,968)

Net assets at beginning of year	3,451,064	89,944,701	836,908,170	61,074,608	4,171,834

Net assets at end of year	$3,552,258	$92,609,727	$823,175,337	$62,202,731	$4,091,004

Accumulation unit activity

Units outstanding at beginning of year	3,129,121	70,702,104	601,875,970	48,318,473	4,580,511
Contract purchase payments	281,647	2,402,612	6,196,982	1,349,688	118,826
Net transfers(1)	(199,869)	(6,680,834)	(17,719,602)	(3,486,953)	(470,867)
Transfers for policy loans	3,068	(5,175)	8,839	6,719	3,927
Contract charges	(2,824)	(44,044)	(519,622)	(32,618)	(2,929)
Contract terminations:
Surrender benefits	(233,200)	(4,521,784)	(53,948,419)	(3,415,544)	(194,656)
Death benefits	(42,582)	(666,244)	(7,717,219)	(307,559)	(20,738)

Units outstanding at end of year	2,935,361	61,186,635	528,176,929	42,432,206	4,014,074

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  203

Statements of Changes in Net Assets

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Period ended Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl(2)	Cl IB	Cl IB	Gro, Cl IA

Operations

Investment income (loss) — net	$10,956,645	$34,284	$85,863	$310,972	$(427,914)
Net realized gain (loss) on sales of investments	148,117	2,055	199,284	(1,575,355)	(333,377)
Distributions from capital gains	—	12,843	1,578,711	—	—
Net change in unrealized appreciation or depreciation of investments	23,405,916	56,824	1,693,697	5,385,064	9,097,790

Net increase (decrease) in net assets resulting from operations	34,510,678	106,006	3,557,555	4,120,681	8,336,499

Contract transactions

Contract purchase payments	8,400,304	376,685	316,743	275,236	979,954
Net transfers(1)	34,241,288	2,938,955	(1,646,528)	(2,713,233)	(1,952,931)
Transfers for policy loans	99,701	488	2,923	(16,006)	125,173
Adjustments to net assets allocated to contracts in payment period	162,367	—	(2,934)	(2,701)	(67,283)
Contract charges	(248,765)	(366)	(17,368)	(16,537)	(71,237)
Contract terminations:
Surrender benefits	(22,288,637)	(62,610)	(1,615,302)	(2,630,743)	(7,168,008)
Death benefits	(2,305,456)	(4,540)	(170,836)	(103,528)	(606,967)

Increase (decrease) from contract transactions	18,060,802	3,248,612	(3,133,302)	(5,207,512)	(8,761,299)

Net assets at beginning of year	245,928,557	—	18,079,489	22,088,397	55,414,712

Net assets at end of year	$298,500,037	$3,354,618	$18,503,742	$21,001,566	$54,989,912

Accumulation unit activity

Units outstanding at beginning of year	192,032,118	—	16,107,844	20,339,219	39,973,404
Contract purchase payments	6,336,874	373,078	250,394	218,715	639,620
Net transfers(1)	24,780,017	2,943,936	(1,334,735)	(2,260,440)	(1,277,976)
Transfers for policy loans	73,554	481	1,867	(13,078)	81,663
Contract charges	(181,414)	(367)	(13,781)	(13,888)	(46,538)
Contract terminations:
Surrender benefits	(16,300,906)	(61,104)	(1,274,039)	(2,184,305)	(4,664,475)
Death benefits	(1,697,328)	(4,568)	(138,668)	(86,111)	(406,692)

Units outstanding at end of year	205,042,915	3,251,456	13,598,882	16,000,112	34,299,006

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 204  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(155,773)	$(310,617)	$4,509	$(7,674,309)	$(14,352,981)
Net realized gain (loss) on sales of investments	911,780	2,007,333	(2,023,453)	4,795,767	59,222,666
Distributions from capital gains	—	701,260	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,133,386	83,209	9,052,126	91,313,090	145,997,903

Net increase (decrease) in net assets resulting from operations	3,889,393	2,481,185	7,033,182	88,434,548	190,867,588

Contract transactions

Contract purchase payments	491,082	471,626	332,363	133,967,462	20,997,404
Net transfers(1)	(2,005,761)	(5,232,780)	(3,849,758)	(13,030,448)	(238,691,853)
Transfers for policy loans	12,780	3,401	21,159	7,650	(91,313)
Adjustments to net assets allocated to contracts in payment period	(4,252)	10,567	(34,142)	(12,314)	(912,352)
Contract charges	(25,020)	(15,063)	(13,781)	(5,916,139)	(8,865,145)
Contract terminations:
Surrender benefits	(3,226,559)	(5,359,582)	(3,792,617)	(12,553,596)	(66,009,124)
Death benefits	(160,708)	(305,913)	(224,918)	(4,708,025)	(4,584,060)

Increase (decrease) from contract transactions	(4,918,438)	(10,427,744)	(7,561,694)	97,754,590	(298,156,443)

Net assets at beginning of year	25,683,972	39,840,831	29,751,695	659,813,283	1,596,561,171

Net assets at end of year	$24,654,927	$31,894,272	$29,223,183	$846,002,421	$1,489,272,316

Accumulation unit activity

Units outstanding at beginning of year	24,076,778	11,615,939	13,372,455	612,448,732	1,479,263,646
Contract purchase payments	412,064	131,156	130,732	115,326,039	18,020,405
Net transfers(1)	(1,682,139)	(1,473,438)	(1,524,575)	(10,697,285)	(204,439,377)
Transfers for policy loans	11,216	1,104	8,672	8,190	(79,911)
Contract charges	(20,995)	(4,209)	(5,464)	(5,078,245)	(7,613,369)
Contract terminations:
Surrender benefits	(2,709,707)	(1,485,023)	(1,489,921)	(10,755,108)	(56,557,397)
Death benefits	(134,105)	(86,759)	(89,245)	(4,072,153)	(3,925,777)

Units outstanding at end of year	19,953,112	8,698,770	10,402,654	697,180,170	1,224,668,220

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  205

Statements of Changes in Net Assets

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

Operations

Investment income (loss) — net	$25,154	$(10,971)	$207,937	$9,107,472	$5,687
Net realized gain (loss) on sales of investments	29,799	10,277	(12,334)	178,782	(15,623)
Distributions from capital gains	23,573	—	79,707	3,219,948	84,243
Net change in unrealized appreciation or depreciation of investments	40,481	61,360	4,332	(619,035)	789,864

Net increase (decrease) in net assets resulting from operations	119,007	60,666	279,642	11,887,167	864,171

Contract transactions

Contract purchase payments	2,791,425	680,995	3,706,077	1,879,579	2,528,936
Net transfers(1)	1,455,320	224,746	668,031	(3,781,534)	(247,987)
Transfers for policy loans	—	—	—	(5,984)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(7,259)	—
Contract charges	(442)	(143)	(874)	(480,058)	(1,564)
Contract terminations:
Surrender benefits	(125,097)	(13,753)	(379,939)	(24,467,784)	(69,746)
Death benefits	(135,154)	(12,949)	(39,324)	(3,124,101)	(60,912)

Increase (decrease) from contract transactions	3,986,052	878,896	3,953,971	(29,987,141)	2,148,727

Net assets at beginning of year	2,232,691	443,178	4,760,090	268,441,461	3,462,789

Net assets at end of year	$6,337,750	$1,382,740	$8,993,703	$250,341,487	$6,475,687

Accumulation unit activity

Units outstanding at beginning of year	2,103,845	373,880	4,308,696	202,744,871	3,357,962
Contract purchase payments	2,573,236	520,714	3,296,154	1,396,077	2,206,285
Net transfers(1)	1,325,236	164,734	587,317	(2,763,061)	(205,070)
Transfers for policy loans	—	—	—	(4,546)	—
Contract charges	(403)	(107)	(770)	(353,959)	(1,343)
Contract terminations:
Surrender benefits	(114,928)	(10,447)	(335,435)	(18,042,866)	(60,465)
Death benefits	(124,810)	(9,746)	(34,666)	(2,314,104)	(55,068)

Units outstanding at end of year	5,762,176	1,039,028	7,821,296	180,662,412	5,242,301

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 206  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Year ended Dec. 31, 2012 (continued)	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

Operations

Investment income (loss) — net	$(45,165)	$(8,065,480)	$(16,398,722)	$16,278	$304,654
Net realized gain (loss) on sales of investments	41,224	6,402,307	19,899,825	(96,271)	17,809
Distributions from capital gains	—	—	—	—	71,665
Net change in unrealized appreciation or depreciation of investments	580,736	46,459,634	98,300,203	314,945	118,216

Net increase (decrease) in net assets resulting from operations	576,795	44,796,461	101,801,306	234,952	512,344

Contract transactions

Contract purchase payments	2,299,821	100,317,018	10,230,485	535,387	3,712,288
Net transfers(1)	(219,395)	243,782,216	364,936,796	(174,887)	(2,748)
Transfers for policy loans	—	86,056	60,712	—	—
Adjustments to net assets allocated to contracts in payment period	(590)	(164,857)	(2,551,520)	—	—
Contract charges	(763)	(4,798,854)	(9,736,451)	(271)	(2,100)
Contract terminations:
Surrender benefits	(51,781)	(40,540,249)	(139,345,150)	(48,361)	(234,840)
Death benefits	(55,181)	(11,030,628)	(25,797,567)	(22,908)	(210,169)

Increase (decrease) from contract transactions	1,972,111	287,650,702	197,797,305	288,960	3,262,431

Net assets at beginning of year	2,570,683	634,318,974	1,616,062,476	1,585,257	7,734,840

Net assets at end of year	$5,119,589	$966,766,137	$1,915,661,087	$2,109,169	$11,509,615

Accumulation unit activity

Units outstanding at beginning of year	2,115,325	593,897,374	1,512,637,106	1,689,140	7,347,999
Contract purchase payments	1,697,885	91,193,666	9,265,159	525,066	3,400,661
Net transfers(1)	(160,863)	218,248,887	323,077,489	(194,433)	(16,648)
Transfers for policy loans	—	77,243	54,177	—	—
Contract charges	(564)	(4,303,898)	(8,762,358)	(271)	(1,924)
Contract terminations:
Surrender benefits	(37,834)	(36,456,171)	(125,589,831)	(48,158)	(215,280)
Death benefits	(40,898)	(9,905,151)	(23,313,437)	(22,383)	(190,139)

Units outstanding at end of year	3,573,051	852,751,950	1,687,368,305	1,948,961	10,324,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  207

Statements of Changes in Net Assets

	VP Invesco	VP JPM	VP Jennison	VP	VP MFS
	Intl	Core Bond,	Mid Cap Gro,	Holl Lg Cap	Val,
Year ended Dec. 31, 2012 (continued)	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

Operations

Investment income (loss) — net	$659	$39,219	$(17,614)	$(30,064)	$(23,999)
Net realized gain (loss) on sales of investments	3,283	23,683	24,803	17,731	19,541
Distributions from capital gains	44,220	9,381	—	—	—
Net change in unrealized appreciation or depreciation of investments	245,160	46,255	160,466	194,993	234,976

Net increase (decrease) in net assets resulting from operations	293,322	118,538	167,655	182,660	230,518

Contract transactions

Contract purchase payments	1,043,259	2,402,555	893,602	1,168,965	993,842
Net transfers(1)	(75,786)	289,932	286,797	181,238	167,367
Transfers for policy loans	—	—	204	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(376)	(643)	(250)	(586)	(617)
Contract terminations:
Surrender benefits	(51,923)	(112,104)	(31,246)	(52,698)	(36,205)
Death benefits	(51,109)	(131,807)	(64,224)	(55,673)	(89,727)

Increase (decrease) from contract transactions	864,065	2,447,933	1,084,883	1,241,246	1,034,660

Net assets at beginning of year	1,701,294	2,996,165	885,143	1,778,280	1,340,509

Net assets at end of year	$2,858,681	$5,562,636	$2,137,681	$3,202,186	$2,605,687

Accumulation unit activity

Units outstanding at beginning of year	1,594,113	2,823,387	738,163	1,490,245	1,176,822
Contract purchase payments	912,834	2,219,258	678,831	892,995	797,946
Net transfers(1)	(67,654)	264,545	215,427	133,105	131,504
Transfers for policy loans	—	—	150	—	—
Contract charges	(327)	(594)	(187)	(445)	(489)
Contract terminations:
Surrender benefits	(45,612)	(103,481)	(23,463)	(40,010)	(29,505)
Death benefits	(43,834)	(121,783)	(47,553)	(43,284)	(70,630)

Units outstanding at end of year	2,349,520	5,081,332	1,561,368	2,432,606	2,005,648

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 208  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(55,455,553)	$(103,110,328)	$(31,161,680)	$(57,528,402)	$(17,221,585)
Net realized gain (loss) on sales of investments	17,954,379	150,324,681	17,949,105	188,546,467	8,087,052
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	519,855,907	971,622,712	327,210,835	538,744,942	127,832,579

Net increase (decrease) in net assets resulting from operations	482,354,733	1,018,837,065	313,998,260	669,763,007	118,698,046

Contract transactions

Contract purchase payments	942,404,723	75,525,133	541,709,202	65,420,357	247,286,344
Net transfers(1)	426,326,042	112,402,482	(70,862,589)	(723,819,904)	350,896,336
Transfers for policy loans	(191,982)	298,231	(26,818)	(110,231)	(139,450)
Adjustments to net assets allocated to contracts in payment period	(1,400,634)	(8,213,096)	(127,467)	(2,367,350)	(293,470)
Contract charges	(41,139,387)	(61,889,916)	(25,329,182)	(35,176,413)	(10,842,271)
Contract terminations:
Surrender benefits	(134,466,171)	(667,021,422)	(53,989,363)	(296,572,098)	(67,163,570)
Death benefits	(31,222,884)	(94,875,129)	(8,803,897)	(30,334,129)	(14,408,721)

Increase (decrease) from contract transactions	1,160,309,707	(643,773,717)	382,569,886	(1,022,959,768)	505,335,198

Net assets at beginning of year	4,423,892,544	10,569,864,181	2,654,301,731	6,313,026,496	1,348,502,744

Net assets at end of year	$6,066,556,984	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988

Accumulation unit activity

Units outstanding at beginning of year	4,072,927,735	9,718,866,971	2,443,393,783	5,802,273,051	1,249,525,463
Contract purchase payments	824,547,530	65,653,139	468,230,739	56,274,766	220,414,543
Net transfers(1)	370,159,211	92,249,145	(60,468,325)	(621,933,925)	309,608,959
Transfers for policy loans	(168,223)	258,682	(24,597)	(94,961)	(124,126)
Contract charges	(35,550,343)	(53,631,262)	(21,750,357)	(30,244,711)	(9,536,552)
Contract terminations:
Surrender benefits	(116,210,455)	(578,527,983)	(46,460,528)	(254,654,727)	(59,116,540)
Death benefits	(27,089,661)	(82,350,757)	(7,578,141)	(25,968,718)	(12,761,678)

Units outstanding at end of year	5,088,615,794	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  209

Statements of Changes in Net Assets

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Year ended Dec. 31, 2012 (continued)	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

Operations

Investment income (loss) — net	$(33,619,715)	$(44,744)	$(29,619)	$(12,081)	$(9,554)
Net realized gain (loss) on sales of investments	37,435,990	27,848	31,133	12,143	8,003
Distributions from capital gains	—	76,404	—	—	—
Net change in unrealized appreciation or depreciation of investments	256,736,922	1,003,998	261,014	82,812	58,142

Net increase (decrease) in net assets resulting from operations	260,553,197	1,063,506	262,528	82,874	56,591

Contract transactions

Contract purchase payments	18,536,503	1,997,272	1,555,610	611,454	457,704
Net transfers(1)	340,174,635	495,351	472,402	95,399	77,264
Transfers for policy loans	132,614	68	—	—	—
Adjustments to net assets allocated to contracts in payment period	(2,687,801)	—	—	—	—
Contract charges	(18,228,674)	(786)	(271)	(115)	(93)
Contract terminations:
Surrender benefits	(230,413,617)	(83,528)	(51,795)	(23,246)	(16,791)
Death benefits	(45,175,387)	(21,910)	(46,061)	(4,386)	(30,942)

Increase (decrease) from contract transactions	62,338,273	2,386,467	1,929,885	679,106	487,142

Net assets at beginning of year	3,330,280,573	2,804,091	1,436,873	546,732	591,459

Net assets at end of year	$3,653,172,043	$6,254,064	$3,629,286	$1,308,712	$1,135,192

Accumulation unit activity

Units outstanding at beginning of year	3,079,882,051	2,624,973	1,198,599	450,321	465,964
Contract purchase payments	16,382,126	1,621,600	1,210,559	470,816	328,763
Net transfers(1)	296,759,969	394,030	372,655	70,293	56,046
Transfers for policy loans	118,083	51	—	—	—
Contract charges	(16,076,261)	(629)	(207)	(84)	(68)
Contract terminations:
Surrender benefits	(203,400,915)	(66,329)	(39,228)	(17,207)	(12,422)
Death benefits	(39,829,379)	(16,953)	(34,202)	(3,282)	(22,618)

Units outstanding at end of year	3,133,835,674	4,556,743	2,708,176	970,857	815,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 210  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap	Sm Cap	Mortgage	Intl Eq,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(11,512)	$(1,254,784)	$6,896	$7,150	$(18,340)
Net realized gain (loss) on sales of investments	4,668	6,228,749	(136)	(1,934)	12,857
Distributions from capital gains	—	—	32,496	13,856	—
Net change in unrealized appreciation or depreciation of investments	122,485	12,354,287	(32,743)	136,996	127,043

Net increase (decrease) in net assets resulting from operations	115,641	17,328,252	6,513	156,068	121,560

Contract transactions

Contract purchase payments	507,408	1,509,777	1,736,749	494,764	503,276
Net transfers(1)	246,764	(17,230,590)	780,468	46,818	142,052
Transfers for policy loans	—	32,173	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(64,265)	—	—	—
Contract charges	(365)	(328,392)	(190)	(101)	(377)
Contract terminations:
Surrender benefits	(20,144)	(14,179,791)	(127,079)	(14,094)	(25,216)
Death benefits	(7,065)	(1,423,562)	(256,365)	(5,431)	(15,128)

Increase (decrease) from contract transactions	726,598	(31,684,650)	2,133,583	521,956	604,607

Net assets at beginning of year	701,609	151,347,822	1,436,007	568,590	1,240,100

Net assets at end of year	$1,543,848	$136,991,424	$3,576,103	$1,246,614	$1,966,267

Accumulation unit activity

Units outstanding at beginning of year	603,117	86,377,890	1,378,490	563,505	1,117,775
Contract purchase payments	406,917	861,908	1,653,046	446,154	421,401
Net transfers(1)	196,777	(9,466,439)	740,675	46,697	118,158
Transfers for policy loans	—	15,861	—	—	—
Contract charges	(291)	(179,946)	(181)	(91)	(316)
Contract terminations:
Surrender benefits	(16,180)	(7,259,306)	(121,020)	(12,227)	(21,091)
Death benefits	(5,779)	(784,091)	(245,654)	(5,099)	(12,616)

Units outstanding at end of year	1,184,561	69,565,877	3,405,356	1,038,939	1,623,311

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  211

Statements of Changes in Net Assets

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

Operations

Investment income (loss) — net	$(401,703)	$(30,157)	$(121,616)	$(1,396)	$932,452
Net realized gain (loss) on sales of investments	2,067,522	30,693	255,126	1,716	11,090,386
Distributions from capital gains	—	—	—	9,540	30,227,779
Net change in unrealized appreciation or depreciation of investments	2,682,063	362,448	1,880,905	(4,318)	18,935,284

Net increase (decrease) in net assets resulting from operations	4,347,882	362,984	2,014,415	5,542	61,185,901

Contract transactions

Contract purchase payments	561,611	1,211,302	218,084	1,415,017	4,421,682
Net transfers(1)	(6,963,267)	118,003	(203,624)	(140,088)	(38,817,675)
Transfers for policy loans	(554)	—	577	—	36,211
Adjustments to net assets allocated to contracts in payment period	(8,774)	—	16,689	—	(116,578)
Contract charges	(133,632)	(682)	(12,882)	(155)	(370,018)
Contract terminations:
Surrender benefits	(3,423,999)	(67,254)	(1,125,540)	(136,901)	(30,378,784)
Death benefits	(508,881)	(127,425)	(123,752)	(9,114)	(2,321,697)

Increase (decrease) from contract transactions	(10,477,496)	1,133,944	(1,230,448)	1,128,759	(67,546,859)

Net assets at beginning of year	46,967,690	1,924,313	13,013,067	817,531	323,957,793

Net assets at end of year	$40,838,076	$3,421,241	$13,797,034	$1,951,832	$317,596,835

Accumulation unit activity

Units outstanding at beginning of year	49,564,946	1,692,104	10,544,132	806,548	167,899,223
Contract purchase payments	546,910	967,431	170,580	1,390,452	2,350,348
Net transfers(1)	(6,841,864)	96,006	(116,643)	(136,900)	(17,901,430)
Transfers for policy loans	(440)	—	(391)	—	9,735
Contract charges	(130,422)	(537)	(9,497)	(153)	(173,130)
Contract terminations:
Surrender benefits	(3,377,564)	(53,768)	(816,531)	(134,640)	(13,320,502)
Death benefits	(503,290)	(98,565)	(91,945)	(8,901)	(1,063,569)

Units outstanding at end of year	39,258,276	2,602,671	9,679,705	1,916,406	137,800,675

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 212  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(2,055,138)	$174,568	$212,507	$(579,262)	$(634,902)
Net realized gain (loss) on sales of investments	11,316,908	444,675	484,881	1,784,425	1,896,544
Distributions from capital gains	17,590,243	—	3,342,324	24,692	3,324,732
Net change in unrealized appreciation or depreciation of investments	35,541,585	2,874,271	1,919,681	8,592,854	517,703

Net increase (decrease) in net assets resulting from operations	62,393,598	3,493,514	5,959,393	9,822,709	5,104,077

Contract transactions

Contract purchase payments	4,825,661	389,069	809,505	1,946,778	2,092,593
Net transfers(1)	(36,411,588)	(887,854)	(5,561,925)	(11,889,596)	(8,471,009)
Transfers for policy loans	67,785	20,469	13,017	(16,521)	8,772
Adjustments to net assets allocated to contracts in payment period	11,582	(24,177)	(11,372)	(22,839)	(7,386)
Contract charges	(356,387)	(27,415)	(81,498)	(51,087)	(42,881)
Contract terminations:
Surrender benefits	(33,953,668)	(3,922,474)	(4,416,359)	(7,437,182)	(6,882,720)
Death benefits	(2,389,723)	(602,842)	(470,603)	(684,210)	(526,020)

Increase (decrease) from contract transactions	(68,206,338)	(5,055,224)	(9,719,235)	(18,154,657)	(13,828,651)

Net assets at beginning of year	349,684,482	30,454,363	53,181,287	74,878,921	71,998,102

Net assets at end of year	$343,871,742	$28,892,653	$49,421,445	$66,546,973	$63,273,528

Accumulation unit activity

Units outstanding at beginning of year	200,493,549	23,245,624	48,128,062	54,721,743	51,889,028
Contract purchase payments	2,709,001	274,059	737,206	1,401,894	1,427,616
Net transfers(1)	(18,439,804)	(629,348)	(4,697,260)	(8,107,396)	(5,657,103)
Transfers for policy loans	27,586	14,673	8,132	(12,323)	6,131
Contract charges	(183,868)	(19,462)	(76,381)	(34,413)	(28,740)
Contract terminations:
Surrender benefits	(16,744,548)	(2,789,677)	(3,662,056)	(4,887,287)	(4,555,867)
Death benefits	(1,230,688)	(431,141)	(397,800)	(474,683)	(357,461)

Units outstanding at end of year	166,631,228	19,664,728	40,039,903	42,607,535	42,723,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  213

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2011	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

Operations

Investment income (loss) — net	$(79,777)	$249,095	$8,692,877	$(38,159)	$128,554
Net realized gain (loss) on sales of investments	698,115	(3,729,052)	(13,280,723)	61,896	(242,456)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,147,422)	9,536,260	(58,263,957)	(260,329)	(2,250,598)

Net increase (decrease) in net assets resulting from operations	(3,529,084)	6,056,303	(62,851,803)	(236,592)	(2,364,500)

Contract transactions

Contract purchase payments	349,234	1,684,682	5,214,226	910,130	212,641
Net transfers(1)	(3,137,471)	(7,268,602)	(46,052,745)	420,713	(2,153,202)
Transfers for policy loans	(328)	19,906	85,152	1,143	8,957
Adjustments to net assets allocated to contracts in payment period	(1,589)	(36,592)	(35,026)	—	(3,172)
Contract charges	(13,923)	(89,672)	(382,522)	(2,288)	(8,761)
Contract terminations:
Surrender benefits	(1,173,748)	(9,200,421)	(27,099,478)	(215,004)	(3,955,017)
Death benefits	(30,133)	(723,272)	(2,358,900)	(3,380)	(141,584)

Increase (decrease) from contract transactions	(4,007,958)	(15,613,971)	(70,629,293)	1,111,314	(6,040,138)

Net assets at beginning of year	17,719,944	116,597,101	369,702,423	3,679,197	23,954,472

Net assets at end of year	$10,182,902	$107,039,433	$236,221,327	$4,553,919	$15,549,834

Accumulation unit activity

Units outstanding at beginning of year	14,008,038	110,774,810	253,175,514	3,392,682	19,455,369
Contract purchase payments	301,872	1,546,562	4,386,226	777,714	175,701
Net transfers(1)	(2,655,307)	(6,374,889)	(33,107,626)	373,433	(1,791,104)
Transfers for policy loans	120	17,160	68,703	1,030	7,629
Contract charges	(12,040)	(82,353)	(272,827)	(2,127)	(7,269)
Contract terminations:
Surrender benefits	(1,018,642)	(8,345,693)	(19,108,502)	(197,236)	(3,254,750)
Death benefits	(25,997)	(652,326)	(1,726,403)	(3,034)	(116,690)

Units outstanding at end of year	10,598,044	96,883,271	203,415,085	4,342,462	14,468,886

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 214  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2011 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Operations

Investment income (loss) — net	$211,051	$107,312	$(240,986)	$631,678	$1,964,208
Net realized gain (loss) on sales of investments	1,293,172	779,372	323,766	(2,233,119)	(5,540,630)
Distributions from capital gains	—	1,161,772	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,907,851)	(2,918,483)	42,971	1,693,051	3,495,465

Net increase (decrease) in net assets resulting from operations	(6,403,628)	(870,027)	125,751	91,610	(80,957)

Contract transactions

Contract purchase payments	641,050	780,134	488,179	569,075	5,231,617
Net transfers(1)	(4,845,299)	(1,424,795)	(694,061)	(2,955,141)	(5,867,300)
Transfers for policy loans	7,484	7,446	188	20,200	38,316
Adjustments to net assets allocated to contracts in payment period	(13,950)	(8,123)	1,099	(25,964)	(40,022)
Contract charges	(37,826)	(49,599)	(25,589)	(21,142)	(153,476)
Contract terminations:
Surrender benefits	(4,305,564)	(3,467,940)	(2,473,243)	(11,336,352)	(15,135,907)
Death benefits	(543,617)	(248,744)	(91,397)	(542,246)	(1,557,836)

Increase (decrease) from contract transactions	(9,097,722)	(4,411,621)	(2,794,824)	(14,291,570)	(17,484,608)

Net assets at beginning of year	56,423,166	44,144,667	28,286,577	61,755,883	206,513,915

Net assets at end of year	$40,921,816	$38,863,019	$25,617,504	$47,555,923	$188,948,350

Accumulation unit activity

Units outstanding at beginning of year	40,729,249	39,382,920	26,549,812	36,229,066	152,379,341
Contract purchase payments	465,803	658,593	443,621	334,426	4,169,305
Net transfers(1)	(3,664,473)	(1,500,825)	(560,049)	(1,740,253)	(3,559,520)
Transfers for policy loans	5,215	7,404	78	12,485	28,586
Contract charges	(28,023)	(43,959)	(23,421)	(12,485)	(113,574)
Contract terminations:
Surrender benefits	(3,175,418)	(3,215,098)	(2,276,662)	(6,687,749)	(11,039,982)
Death benefits	(417,302)	(225,890)	(83,597)	(325,514)	(1,141,620)

Units outstanding at end of year	33,915,051	35,063,145	24,049,782	27,809,976	140,722,536

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  215

Statements of Changes in Net Assets

	Calvert	Col	Col VP	Col VP	Col VP
	VP SRI	VP	Cash	Cash	Div Bond,
Year ended Dec. 31, 2011 (continued)	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3	Cl 2

Operations

Investment income (loss) — net	$99,240	$(2,281,869)	$(72,470)	$(3,467,722)	$241,810
Net realized gain (loss) on sales of investments	(75,665)	857,819	—	74,754	(2,833)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	914,829	4,921,407	1	(74,756)	153,974

Net increase (decrease) in net assets resulting from operations	938,404	3,497,357	(72,469)	(3,467,724)	392,951

Contract transactions

Contract purchase payments	549,750	4,351,615	16,030,677	23,063,387	8,839,654
Net transfers(1)	(1,768,531)	(10,855,107)	(9,758,520)	64,679,456	1,126,019
Transfers for policy loans	(26,956)	84,551	—	468,742	—
Adjustments to net assets allocated to contracts in payment period	(8,592)	(451,659)	—	(1,172,715)	—
Contract charges	(23,513)	(189,643)	(670)	(311,347)	(978)
Contract terminations:
Surrender benefits	(2,405,913)	(23,250,050)	(1,008,209)	(106,848,408)	(380,631)
Death benefits	(190,551)	(3,833,234)	(195,095)	(5,899,680)	(159,493)

Increase (decrease) from contract transactions	(3,874,306)	(34,143,527)	5,068,183	(26,020,565)	9,424,571

Net assets at beginning of year	26,851,189	241,933,994	3,800,189	417,462,525	3,251,248

Net assets at end of year	$23,915,287	$211,287,824	$8,795,903	$387,974,236	$13,068,770

Accumulation unit activity

Units outstanding at beginning of year	24,838,317	182,003,855	3,801,399	361,513,048	3,197,945
Contract purchase payments	488,101	3,352,654	16,206,485	20,939,641	8,456,995
Net transfers(1)	(1,626,442)	(9,129,092)	(9,863,326)	50,289,552	952,513
Transfers for policy loans	(24,256)	44,108	—	405,751	—
Contract charges	(21,085)	(139,908)	(681)	(270,211)	(930)
Contract terminations:
Surrender benefits	(2,169,513)	(16,443,126)	(1,012,891)	(92,144,290)	(244,825)
Death benefits	(176,353)	(2,789,743)	(197,475)	(5,170,792)	(151,960)

Units outstanding at end of year	21,308,769	156,898,748	8,933,511	335,562,699	12,209,738

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 216  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,	Emer Mkts,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$37,756,779	$(30,344)	$(8,232,608)	$(374)	$659,838
Net realized gain (loss) on sales of investments	13,675,488	3,527	13,800,032	(49,304)	17,178,854
Distributions from capital gains	—	—	—	58,167	5,337,046
Net change in unrealized appreciation or depreciation of investments	7,084,217	(217,263)	(56,233,013)	(984,642)	(105,474,270)

Net increase (decrease) in net assets resulting from operations	58,516,484	(244,080)	(50,665,589)	(976,153)	(82,298,532)

Contract transactions

Contract purchase payments	11,104,060	2,609,497	13,083,990	3,128,890	5,651,513
Net transfers(1)	(79,636,224)	437,857	(97,952,644)	467,459	(34,105,456)
Transfers for policy loans	258,150	—	299,570	—	45,943
Adjustments to net assets allocated to contracts in payment period	(900,085)	—	(807,254)	—	(91,050)
Contract charges	(1,190,305)	(447)	(815,267)	(591)	(382,490)
Contract terminations:
Surrender benefits	(118,212,074)	(52,833)	(87,606,474)	(81,066)	(36,168,231)
Death benefits	(13,901,893)	(2,767)	(8,921,072)	(73,078)	(2,432,016)

Increase (decrease) from contract transactions	(202,478,371)	2,991,307	(182,719,151)	3,441,614	(67,481,787)

Net assets at beginning of year	1,161,760,633	1,170,517	1,003,947,782	1,995,482	421,999,538

Net assets at end of year	$1,017,798,746	$3,917,744	$770,563,042	$4,460,943	$272,219,219

Accumulation unit activity

Units outstanding at beginning of year	773,782,511	969,450	652,140,493	1,638,547	179,451,951
Contract purchase payments	7,685,651	2,148,466	9,169,060	2,763,251	2,816,379
Net transfers(1)	(53,506,063)	391,242	(65,120,514)	432,847	(15,950,634)
Transfers for policy loans	154,596	—	182,243	—	28,166
Contract charges	(790,509)	(412)	(568,769)	(613)	(175,896)
Contract terminations:
Surrender benefits	(75,474,599)	(49,592)	(56,221,619)	(76,527)	(16,746,058)
Death benefits	(9,086,580)	(2,159)	(5,916,389)	(64,142)	(1,170,127)

Units outstanding at end of year	642,765,007	3,456,995	533,664,505	4,693,363	148,253,781

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  217

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Global Bond,	Hi Inc,	Hi Yield	Hi Yield
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Bond, Cl 2	Bond, Cl 3

Operations

Investment income (loss) — net	$67,982	$7,429,148	$6,009,842	$387,681	$34,719,669
Net realized gain (loss) on sales of investments	(332)	6,521,962	(231,907)	(43,631)	3,784,798
Distributions from capital gains	16,225	1,890,127	—	—	—
Net change in unrealized appreciation or depreciation of investments	(14,901)	(998,771)	(749,338)	(216,164)	(16,698,462)

Net increase (decrease) in net assets resulting from operations	68,974	14,842,466	5,028,597	127,886	21,806,005

Contract transactions

Contract purchase payments	3,363,559	4,134,257	3,077,763	4,315,707	5,384,619
Net transfers(1)	109,516	(24,577,754)	(4,393,986)	268,194	(28,056,746)
Transfers for policy loans	—	18,875	(26,841)	—	12,272
Adjustments to net assets allocated to contracts in payment period	—	(148,609)	(78,342)	—	(407,197)
Contract charges	(283)	(408,015)	(117,867)	(317)	(288,148)
Contract terminations:
Surrender benefits	(76,701)	(41,765,064)	(6,373,996)	(71,606)	(54,514,417)
Death benefits	(1,790)	(4,853,245)	(833,871)	(55,441)	(5,808,635)

Increase (decrease) from contract transactions	3,394,301	(67,599,555)	(8,747,140)	4,456,537	(83,678,252)

Net assets at beginning of year	1,692,711	410,469,257	95,075,633	2,089,341	501,481,611

Net assets at end of year	$5,155,986	$357,712,168	$91,357,090	$6,673,764	$439,609,364

Accumulation unit activity

Units outstanding at beginning of year	1,628,368	247,731,021	74,395,721	1,935,295	288,798,686
Contract purchase payments	3,144,757	2,653,614	2,396,525	3,875,540	3,132,405
Net transfers(1)	95,792	(14,585,197)	(3,393,332)	230,801	(16,184,608)
Transfers for policy loans	—	10,013	(20,021)	—	6,514
Contract charges	(264)	(245,464)	(89,668)	(289)	(163,223)
Contract terminations:
Surrender benefits	(71,249)	(23,855,555)	(4,854,995)	(64,148)	(30,056,406)
Death benefits	(1,707)	(2,906,986)	(636,144)	(49,719)	(3,274,558)

Units outstanding at end of year	4,795,697	208,801,446	67,798,086	5,927,480	242,258,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 218  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,	Lg Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$207,896	$17,416,195	$2,737	$409,246	$(9,053)
Net realized gain (loss) on sales of investments	(46,253)	2,007,191	(15,829)	2,051,591	5,146
Distributions from capital gains	70,793	5,791,385	—	—	—
Net change in unrealized appreciation or depreciation of investments	(113,979)	(14,394,751)	(148,516)	(19,930,127)	(66,092)

Net increase (decrease) in net assets resulting from operations	118,457	10,820,020	(161,608)	(17,469,290)	(69,999)

Contract transactions

Contract purchase payments	3,040,994	2,212,144	715,908	2,041,240	1,041,703
Net transfers(1)	508,461	(5,637,089)	145,929	(10,211,612)	58,105
Transfers for policy loans	—	(11,092)	—	92,286	—
Adjustments to net assets allocated to contracts in payment period	—	(32,765)	—	(40,158)	—
Contract charges	(304)	(299,404)	(86)	(107,604)	(60)
Contract terminations:
Surrender benefits	(80,147)	(19,173,946)	(9,446)	(15,883,928)	(25,776)
Death benefits	(1,786)	(2,676,203)	(49,294)	(1,505,197)	—

Increase (decrease) from contract transactions	3,467,218	(25,618,355)	803,011	(25,614,973)	1,073,972

Net assets at beginning of year	803,349	215,637,087	487,443	149,104,975	314,303

Net assets at end of year	$4,389,024	$200,838,752	$1,128,846	$106,020,712	$1,318,276

Accumulation unit activity

Units outstanding at beginning of year	750,347	148,511,955	408,112	124,227,630	260,063
Contract purchase payments	2,767,658	1,514,493	620,969	1,741,446	848,319
Net transfers(1)	463,823	(3,883,278)	115,359	(9,561,484)	53,986
Transfers for policy loans	—	(7,368)	—	68,137	—
Contract charges	(278)	(201,887)	(82)	(92,562)	(52)
Contract terminations:
Surrender benefits	(72,830)	(12,757,617)	(12,272)	(13,224,454)	(20,543)
Death benefits	(1,621)	(1,801,711)	(39,334)	(1,317,031)	—

Units outstanding at end of year	3,907,099	131,374,587	1,092,752	101,841,682	1,141,773

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  219

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration	Marsico Gro,
Year ended Dec. 31, 2011 (continued)	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2	Cl 1

Operations

Investment income (loss) — net	$(1,189,996)	$(1,301)	$(4,048,062)	$7,793	$(1,292,927)
Net realized gain (loss) on sales of investments	(2,225,485)	1,344	(9,131,865)	(6,834)	3,568,768
Distributions from capital gains	—	—	—	8,563	—
Net change in unrealized appreciation or depreciation of investments	(1,515,229)	7,620	31,222,628	(6,634)	(9,443,234)

Net increase (decrease) in net assets resulting from operations	(4,930,710)	7,663	18,042,701	2,888	(7,167,393)

Contract transactions

Contract purchase payments	2,410,949	164,878	6,445,647	2,382,811	3,542,166
Net transfers(1)	(12,087,578)	52,798	(25,404,171)	557,683	(22,898,266)
Transfers for policy loans	46,985	—	614,881	—	30,846
Adjustments to net assets allocated to contracts in payment period	(59,145)	—	(607,713)	—	(43,213)
Contract charges	(151,694)	(7)	(871,932)	(210)	(269,518)
Contract terminations:
Surrender benefits	(13,694,349)	(4,035)	(45,721,134)	(125,701)	(19,312,298)
Death benefits	(1,121,618)	—	(4,581,224)	—	(1,834,224)

Increase (decrease) from contract transactions	(24,656,450)	213,634	(70,125,646)	2,814,583	(40,784,507)

Net assets at beginning of year	150,066,265	26,823	436,201,699	1,226,600	233,638,317

Net assets at end of year	$120,479,105	$248,120	$384,118,754	$4,044,071	$185,686,417

Accumulation unit activity

Units outstanding at beginning of year	218,834,713	22,072	471,052,959	1,212,904	211,659,373
Contract purchase payments	3,306,348	134,083	6,583,867	2,328,389	3,154,816
Net transfers(1)	(17,685,759)	44,777	(28,490,179)	548,988	(21,220,656)
Transfers for policy loans	71,520	—	593,997	—	28,372
Contract charges	(218,460)	(6)	(951,944)	(207)	(241,987)
Contract terminations:
Surrender benefits	(19,524,845)	(3,214)	(45,809,230)	(123,315)	(17,649,427)
Death benefits	(1,549,520)	—	(4,821,160)	—	(1,663,542)

Units outstanding at end of year	183,233,997	197,712	398,158,310	3,966,759	174,066,949

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 220  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Marsico Intl	Mid Cap Gro	Mid Cap Gro	Mid Cap Val	Mid Cap Val
Year ended Dec. 31, 2011 (continued)	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3	Opp, Cl 2	Opp, Cl 3

Operations

Investment income (loss) — net	$(72,067)	$(4,731)	$(1,208,041)	$(7,106)	$(940,379)
Net realized gain (loss) on sales of investments	(3,132,754)	(26,693)	5,397,917	(3,043)	(1,685,013)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,837,202)	(84,704)	(24,183,586)	(84,206)	(6,685,342)

Net increase (decrease) in net assets resulting from operations	(11,042,023)	(116,128)	(19,993,710)	(94,355)	(9,310,734)

Contract transactions

Contract purchase payments	1,827,761	526,248	2,194,491	642,369	1,756,106
Net transfers(1)	(9,417,816)	95,210	(9,465,355)	202,376	(17,101,477)
Transfers for policy loans	19,042	—	128,416	—	(5,608)
Adjustments to net assets allocated to contracts in payment period	(64,266)	—	(91,035)	—	(12,687)
Contract charges	(45,853)	(140)	(116,334)	(128)	(87,898)
Contract terminations:
Surrender benefits	(5,497,868)	(3,115)	(13,435,097)	(17,033)	(8,533,956)
Death benefits	(412,057)	(80,718)	(1,228,604)	—	(931,619)

Increase (decrease) from contract transactions	(13,591,057)	537,485	(22,013,518)	827,584	(24,917,139)

Net assets at beginning of year	73,764,036	126,898	140,164,914	258,142	120,175,756

Net assets at end of year	$49,130,956	$548,255	$98,157,686	$991,371	$85,947,883

Accumulation unit activity

Units outstanding at beginning of year	70,989,115	99,867	100,047,912	204,291	94,586,316
Contract purchase payments	1,852,806	423,152	1,663,481	516,604	1,478,962
Net transfers(1)	(9,928,083)	77,992	(6,786,868)	164,841	(13,649,026)
Transfers for policy loans	20,752	—	101,763	—	(4,013)
Contract charges	(46,878)	(130)	(88,427)	(115)	(71,388)
Contract terminations:
Surrender benefits	(5,674,348)	(2,783)	(10,358,224)	(17,736)	(6,746,249)
Death benefits	(406,608)	(83,008)	(934,975)	—	(774,870)

Units outstanding at end of year	56,806,756	515,090	83,644,662	867,885	74,819,732

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  221

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	S&P 500,	Select Lg	Select Lg	Select Sm Cap	Select Sm Cap
Year ended Dec. 31, 2011 (continued)	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3	Val, Cl 2	Val, Cl 3

Operations

Investment income (loss) — net	$(1,226,644)	$(5,635)	$(247,383)	$(5,125)	$(520,846)
Net realized gain (loss) on sales of investments	3,763,318	(6,817)	63,916	(7,744)	(479,484)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,115,552)	(25,993)	(1,286,569)	(56,603)	(4,730,321)

Net increase (decrease) in net assets resulting from operations	1,421,122	(38,445)	(1,470,036)	(69,472)	(5,730,651)

Contract transactions

Contract purchase payments	3,684,735	496,770	410,496	533,560	940,529
Net transfers(1)	(7,821,985)	97,418	3,001,667	(22,758)	(3,914,194)
Transfers for policy loans	60,165	—	(23,393)	—	15,554
Adjustments to net assets allocated to contracts in payment period	(190,383)	—	(12,430)	—	(99,501)
Contract charges	(110,295)	(114)	(20,090)	(86)	(48,508)
Contract terminations:
Surrender benefits	(14,559,679)	(9,700)	(2,273,228)	(4,994)	(6,351,593)
Death benefits	(1,555,514)	—	(294,503)	—	(405,639)

Increase (decrease) from contract transactions	(20,492,956)	584,374	788,519	505,722	(9,863,352)

Net assets at beginning of year	148,693,465	188,760	25,347,407	154,766	66,464,693

Net assets at end of year	$129,621,631	$734,689	$24,665,890	$591,016	$50,870,690

Accumulation unit activity

Units outstanding at beginning of year	156,454,136	156,947	21,861,680	121,438	39,283,530
Contract purchase payments	3,635,294	404,076	361,518	415,686	627,143
Net transfers(1)	(8,159,128)	76,366	1,848,628	(18,431)	(2,332,609)
Transfers for policy loans	65,977	—	(20,587)	—	8,025
Contract charges	(114,862)	(104)	(17,301)	(77)	(30,086)
Contract terminations:
Surrender benefits	(15,256,251)	(8,400)	(1,918,520)	(4,178)	(3,781,066)
Death benefits	(1,671,125)	—	(246,154)	—	(274,221)

Units outstanding at end of year	134,954,041	628,885	21,869,264	514,438	33,500,716

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 222  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	CS	Drey VIF
	US Govt	US Govt	Strategic	Commodity	Intl Eq,
Period ended Dec. 31, 2011 (continued)	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2(2)	Return	Serv

Operations

Investment income (loss) — net	$(10,737)	$19,709	$(34,523)	$1,602,737	$62,759
Net realized gain (loss) on sales of investments	399	1,170,383	3,644	(2,963,750)	(207,707)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,568	133,477	127,532	(12,984,704)	(995,129)

Net increase (decrease) in net assets resulting from operations	(3,770)	1,323,569	96,653	(14,345,717)	(1,140,077)

Contract transactions

Contract purchase payments	3,892,432	4,424,691	3,200,937	2,319,797	254,493
Net transfers(1)	(962,903)	(26,048,491)	3,065,538	9,121,944	(828,248)
Transfers for policy loans	—	(14,609)	—	(13,280)	3,610
Adjustments to net assets allocated to contracts in payment period	—	(391,780)	—	1,980	—
Contract charges	(402)	(179,610)	(455)	(64,413)	(4,937)
Contract terminations:
Surrender benefits	(436,884)	(35,263,403)	(89,965)	(9,160,866)	(351,840)
Death benefits	(21,278)	(3,219,731)	(103,217)	(568,588)	(48,912)

Increase (decrease) from contract transactions	2,470,965	(60,692,933)	6,072,838	1,636,574	(975,834)

Net assets at beginning of year	1,944,826	321,296,161	—	101,183,490	7,969,368

Net assets at end of year	$4,412,021	$261,926,797	$6,169,491	$88,474,347	$5,853,457

Accumulation unit activity

Units outstanding at beginning of year	1,943,639	251,534,231	—	98,349,809	7,614,163
Contract purchase payments	3,883,357	3,667,132	3,442,574	2,269,480	255,051
Net transfers(1)	(963,198)	(21,183,315)	3,285,955	8,479,116	(828,670)
Transfers for policy loans	—	(9,483)	—	(10,341)	3,922
Contract charges	(400)	(140,177)	(490)	(64,031)	(4,982)
Contract terminations:
Surrender benefits	(435,921)	(27,217,539)	(96,244)	(9,166,266)	(352,582)
Death benefits	(21,209)	(2,520,951)	(110,321)	(575,142)	(46,943)

Units outstanding at end of year	4,406,268	204,129,898	6,521,474	99,282,625	6,639,959

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  223

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Gro & Inc,	Mid Cap,
Year ended Dec. 31, 2011 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$8,977,829	$(762,632)	$423,575	$905,420	$(1,155,757)
Net realized gain (loss) on sales of investments	395,373	(9,218,645)	(2,156,781)	(358,526)	13,908,024
Distributions from capital gains	—	—	—	—	239,016
Net change in unrealized appreciation or depreciation of investments	(6,202,068)	(7,113,432)	2,333,200	204,494	(30,659,723)

Net increase (decrease) in net assets resulting from operations	3,171,134	(17,094,709)	599,994	751,388	(17,668,440)

Contract transactions

Contract purchase payments	3,833,310	13,617,283	680,281	1,976,084	1,564,503
Net transfers(1)	29,074,541	(31,652,180)	(5,984,374)	(15,001,158)	(18,513,456)
Transfers for policy loans	(97,960)	(36,515)	(7,398)	4,007	(8,036)
Adjustments to net assets allocated to contracts in payment period	(26,384)	(12,470)	(13,916)	274,705	(15,687)
Contract charges	(242,121)	(350,136)	(31,872)	(124,270)	(67,932)
Contract terminations:
Surrender benefits	(28,520,870)	(41,450,187)	(12,948,282)	(12,565,409)	(31,283,725)
Death benefits	(2,922,315)	(3,430,483)	(587,027)	(1,330,411)	(1,139,986)

Increase (decrease) from contract transactions	1,098,201	(63,314,688)	(18,892,588)	(26,766,452)	(49,464,319)

Net assets at beginning of year	247,938,774	512,182,685	73,761,811	160,712,078	191,576,176

Net assets at end of year	$252,208,109	$431,773,288	$55,469,217	$134,697,014	$124,443,417

Accumulation unit activity

Units outstanding at beginning of year	214,175,050	474,193,233	69,939,704	139,138,413	49,947,106
Contract purchase payments	3,282,765	12,367,647	640,208	1,696,561	419,277
Net transfers(1)	24,123,521	(30,176,100)	(5,635,188)	(12,976,487)	(5,079,029)
Transfers for policy loans	(82,831)	(36,219)	(4,019)	4,291	(2,709)
Contract charges	(206,871)	(323,363)	(30,165)	(107,350)	(18,367)
Contract terminations:
Surrender benefits	(24,367,574)	(38,537,769)	(12,194,766)	(10,862,397)	(8,392,804)
Death benefits	(2,517,542)	(3,209,855)	(547,075)	(1,149,284)	(307,128)

Units outstanding at end of year	214,406,518	414,277,574	52,168,699	115,743,747	36,566,346

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 224  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Mid Cap,	Overseas,	Overseas,	Global Real	Sm Cap Val,
Year ended Dec. 31, 2011 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Est, Cl 2	Cl 2

Operations

Investment income (loss) — net	$(5,501,212)	$72,577	$204,611	$11,238,357	$(307,210)
Net realized gain (loss) on sales of investments	15,879,735	(1,335,927)	(1,476,847)	(16,077,128)	4,739,036
Distributions from capital gains	1,020,784	63,092	217,004	—	—
Net change in unrealized appreciation or depreciation of investments	(86,095,957)	(3,662,601)	(18,401,444)	(5,103,085)	(13,122,936)

Net increase (decrease) in net assets resulting from operations	(74,696,650)	(4,862,859)	(19,456,676)	(9,941,856)	(8,691,110)

Contract transactions

Contract purchase payments	13,906,167	337,238	1,739,506	2,912,900	4,226,546
Net transfers(1)	(70,327,030)	(3,600,603)	(11,541,283)	(7,527,190)	(18,864,587)
Transfers for policy loans	(26,626)	12,622	19,121	40,404	38,057
Adjustments to net assets allocated to contracts in payment period	219,462	(15,981)	(39,503)	(49,114)	(16,281)
Contract charges	(621,233)	(11,699)	(80,527)	(132,455)	(115,029)
Contract terminations:
Surrender benefits	(45,344,248)	(6,674,055)	(8,132,669)	(15,370,902)	(15,173,862)
Death benefits	(4,682,705)	(437,864)	(654,832)	(1,118,698)	(1,203,416)

Increase (decrease) from contract transactions	(106,876,213)	(10,390,342)	(18,690,187)	(21,245,055)	(31,108,572)

Net assets at beginning of year	708,605,895	36,025,046	122,216,175	172,608,884	193,361,961

Net assets at end of year	$527,033,032	$20,771,845	$84,069,312	$141,421,973	$153,562,279

Accumulation unit activity

Units outstanding at beginning of year	328,665,239	29,437,972	87,539,087	103,134,885	91,828,282
Contract purchase payments	7,946,493	286,579	1,394,925	2,053,337	2,707,593
Net transfers(1)	(33,527,375)	(3,076,616)	(8,597,333)	(3,375,804)	(8,747,173)
Transfers for policy loans	(19,869)	12,605	12,773	17,208	21,210
Contract charges	(300,762)	(10,047)	(60,020)	(79,200)	(57,666)
Contract terminations:
Surrender benefits	(21,260,831)	(5,661,676)	(5,989,750)	(8,956,951)	(7,030,501)
Death benefits	(2,302,383)	(370,823)	(507,084)	(672,778)	(578,191)

Units outstanding at end of year	279,200,512	20,617,994	73,792,598	92,120,697	78,143,554

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  225

Statements of Changes in Net Assets

	FTVIPT	GS VIT	GS VIT	GS VIT	Invesco
	Mutual Shares	Mid Cap Val,	Structd Sm Cap	Structd U.S.	VI Core Eq,
Year ended Dec. 31, 2011 (continued)	Sec, Cl 2	Inst	Eq, Inst	Eq, Inst	Ser I

Operations

Investment income (loss) — net	$2,222,934	$(459,108)	$(14,863)	$1,163,461	$(363,246)
Net realized gain (loss) on sales of investments	(2,180,618)	(885,891)	171,078	(3,232,826)	4,885,035
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,996,001)	(18,837,323)	(103,854)	7,411,743	(5,408,136)

Net increase (decrease) in net assets resulting from operations	(2,953,685)	(20,182,322)	52,361	5,342,378	(886,347)

Contract transactions

Contract purchase payments	4,072,589	3,231,712	129,812	1,857,530	1,468,834
Net transfers(1)	(18,089,884)	(31,713,750)	(954,238)	(17,242,232)	(3,839,660)
Transfers for policy loans	22,067	57,644	11,837	23,260	211,931
Adjustments to net assets allocated to contracts in payment period	(68,520)	268,584	(3,298)	258,557	(155,392)
Contract charges	(111,419)	(308,323)	(4,868)	(361,060)	(115,719)
Contract terminations:
Surrender benefits	(11,568,799)	(29,344,229)	(2,141,560)	(15,415,169)	(15,982,080)
Death benefits	(1,647,198)	(2,199,731)	(188,137)	(1,345,689)	(1,532,301)

Increase (decrease) from contract transactions	(27,391,164)	(60,008,093)	(3,150,452)	(32,224,803)	(19,944,387)

Net assets at beginning of year	174,040,457	328,204,211	10,931,597	167,513,711	118,803,790

Net assets at end of year	$143,695,608	$248,013,796	$7,833,506	$140,631,286	$97,973,056

Accumulation unit activity

Units outstanding at beginning of year	141,031,718	122,523,113	6,309,038	174,646,997	58,750,995
Contract purchase payments	3,519,280	1,267,769	73,765	1,853,965	720,066
Net transfers(1)	(14,386,651)	(12,100,741)	(545,319)	(17,352,156)	(1,880,810)
Transfers for policy loans	16,417	23,505	6,597	23,453	104,828
Contract charges	(90,456)	(117,631)	(2,787)	(362,896)	(57,225)
Contract terminations:
Surrender benefits	(9,121,364)	(11,247,063)	(1,217,410)	(15,470,116)	(7,814,209)
Death benefits	(1,374,484)	(845,539)	(104,240)	(1,344,836)	(782,391)

Units outstanding at end of year	119,594,460	99,503,413	4,519,644	141,994,411	49,041,254

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 226  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Div Divd,	VI Div Divd,	VI Global Hlth,	VI Intl Gro,	VI Tech,
Period ended Dec. 31, 2011 (continued)	Ser I(2)	Ser II(2)	Ser II	Ser II	Ser I

Operations

Investment income (loss) — net	$(73,445)	$(43,687)	$(208,660)	$335,789	$(214,294)
Net realized gain (loss) on sales of investments	(211,163)	(87,628)	153,227	1,482,624	1,822,831
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(872,638)	(448,953)	697,429	(10,148,003)	(3,455,357)

Net increase (decrease) in net assets resulting from operations	(1,157,246)	(580,268)	641,996	(8,329,590)	(1,846,820)

Contract transactions

Contract purchase payments	175,701	141,627	375,062	1,664,851	399,580
Net transfers(1)	14,530,477	7,465,257	2,157,506	(6,665,349)	(2,416,795)
Transfers for policy loans	3,149	354	(6,326)	13,656	10,888
Adjustments to net assets allocated to contracts in payment period	515	267	(80)	(7,411)	(112)
Contract charges	(7,316)	(3,709)	(18,711)	(132,596)	(67,371)
Contract terminations:
Surrender benefits	(632,387)	(236,483)	(1,990,968)	(10,559,862)	(2,052,103)
Death benefits	(39,649)	(13,626)	(155,950)	(649,851)	(305,887)

Increase (decrease) from contract transactions	14,030,490	7,353,687	360,533	(16,336,562)	(4,431,800)

Net assets at beginning of year	—	—	22,250,600	121,171,446	33,423,508

Net assets at end of year	$12,873,244	$6,773,419	$23,253,129	$96,505,294	$27,144,888

Accumulation unit activity

Units outstanding at beginning of year	—	—	20,785,101	90,302,409	37,410,988
Contract purchase payments	191,465	153,975	329,079	1,273,306	434,190
Net transfers(1)	14,578,486	7,532,988	1,932,580	(4,970,206)	(2,898,842)
Transfers for policy loans	3,472	399	(5,268)	11,682	12,581
Contract charges	(8,083)	(4,049)	(16,500)	(102,427)	(74,993)
Contract terminations:
Surrender benefits	(694,919)	(270,331)	(1,786,235)	(7,809,045)	(2,247,422)
Death benefits	(45,223)	(14,987)	(138,373)	(493,107)	(340,721)

Units outstanding at end of year	14,025,198	7,397,995	21,100,384	78,212,612	32,295,781

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  227

Statements of Changes in Net Assets

	Invesco VI	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Comstock,	Enterprise,	Global	Janus,	Overseas,
Year ended Dec. 31, 2011 (continued)	Ser II	Serv	Tech, Serv	Serv	Serv

Operations

Investment income (loss) — net	$1,159,900	$(136,164)	$(183,494)	$(336,430)	$(613,788)
Net realized gain (loss) on sales of investments	(2,718,564)	218,090	471,149	1,908,786	9,570,472
Distributions from capital gains	—	—	—	—	1,361,065
Net change in unrealized appreciation or depreciation of investments	(5,040,416)	(427,497)	(2,302,883)	(6,032,184)	(59,965,825)

Net increase (decrease) in net assets resulting from operations	(6,599,080)	(345,571)	(2,015,228)	(4,459,828)	(49,648,076)

Contract transactions

Contract purchase payments	2,726,753	255,438	307,902	1,488,356	1,322,704
Net transfers(1)	(19,503,052)	(1,615,817)	(2,088,680)	(14,118,981)	(21,921,723)
Transfers for policy loans	34,518	13,055	(4,079)	(19,950)	15,877
Adjustments to net assets allocated to contracts in payment period	12,657	—	(3,804)	(1,680)	49,143
Contract charges	(616,234)	(12,457)	(13,760)	(160,361)	(69,376)
Contract terminations:
Surrender benefits	(17,510,778)	(2,521,938)	(3,324,659)	(6,080,876)	(18,420,092)
Death benefits	(1,924,303)	(70,470)	(172,959)	(677,964)	(620,533)

Increase (decrease) from contract transactions	(36,780,439)	(3,952,189)	(5,300,039)	(19,571,456)	(39,644,000)

Net assets at beginning of year	257,009,567	18,424,832	24,760,253	82,233,183	175,075,543

Net assets at end of year	$213,630,048	$14,127,072	$17,444,986	$58,201,899	$85,783,467

Accumulation unit activity

Units outstanding at beginning of year	214,858,132	25,641,936	43,886,351	85,312,666	97,399,090
Contract purchase payments	2,335,170	353,532	556,565	1,550,251	834,808
Net transfers(1)	(16,282,695)	(2,293,339)	(3,990,972)	(15,119,360)	(15,209,227)
Transfers for policy loans	29,109	19,033	(7,778)	(19,322)	8,884
Contract charges	(509,668)	(17,512)	(25,054)	(168,909)	(44,793)
Contract terminations:
Surrender benefits	(14,574,162)	(3,466,681)	(5,986,587)	(6,346,495)	(11,642,276)
Death benefits	(1,631,137)	(97,526)	(314,154)	(712,954)	(396,430)

Units outstanding at end of year	184,224,749	20,139,443	34,118,371	64,495,877	70,950,056

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 228  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	CB Var Sm	MFS	MFS	MFS	MS UIF
	Cap Gro,	Inv Gro Stock,	New Dis,	Utilities,	Global Real
Year ended Dec. 31, 2011 (continued)	Cl I	Serv Cl	Serv Cl	Serv Cl	Est, Cl II

Operations

Investment income (loss) — net	$(79,629)	$(472,866)	$(555,885)	$4,983,716	$1,659,226
Net realized gain (loss) on sales of investments	415,207	2,121,422	872,919	1,775,221	(913,941)
Distributions from capital gains	131,623	—	8,256,051	—	—
Net change in unrealized appreciation or depreciation of investments	(426,647)	(1,774,771)	(16,395,393)	6,180,189	(8,308,301)

Net increase (decrease) in net assets resulting from operations	40,554	(126,215)	(7,822,308)	12,939,126	(7,563,016)

Contract transactions

Contract purchase payments	222,495	1,187,096	709,120	6,782,722	1,240,236
Net transfers(1)	(257,936)	(6,009,280)	6,805,395	12,747,115	(2,235,158)
Transfers for policy loans	(6,838)	3,566	6,434	(13,275)	13,699
Adjustments to net assets allocated to contracts in payment period	—	(10,699)	(7,606)	(12,141)	12,945
Contract charges	(7,544)	(54,851)	(47,340)	(167,934)	(66,997)
Contract terminations:
Surrender benefits	(397,112)	(7,365,026)	(6,307,647)	(18,917,674)	(6,235,511)
Death benefits	(37,693)	(327,232)	(350,453)	(2,124,328)	(458,365)

Increase (decrease) from contract transactions	(484,628)	(12,576,426)	807,903	(1,705,515)	(7,729,151)

Net assets at beginning of year	8,289,925	82,959,875	62,697,588	229,995,170	73,116,472

Net assets at end of year	$7,845,851	$70,257,234	$55,683,183	$241,228,781	$57,824,305

Accumulation unit activity

Units outstanding at beginning of year	7,914,112	105,423,462	47,234,660	121,459,411	69,096,688
Contract purchase payments	209,975	1,336,278	525,047	3,867,628	1,185,054
Net transfers(1)	(245,649)	(7,909,417)	4,582,702	6,749,597	(2,445,854)
Transfers for policy loans	(6,412)	5,766	7,668	(5,847)	14,239
Contract charges	(7,135)	(67,761)	(35,834)	(86,244)	(64,560)
Contract terminations:
Surrender benefits	(372,087)	(9,292,959)	(4,733,507)	(9,203,371)	(6,042,193)
Death benefits	(36,188)	(409,582)	(268,794)	(1,101,347)	(447,391)

Units outstanding at end of year	7,456,616	89,085,787	47,311,942	121,679,827	61,295,983

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  229

Statements of Changes in Net Assets

	MS UIF	NB AMT	NB AMT	Oppen	Oppen Global
	Mid Cap Gro,	Intl Eq,	Soc Responsive,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2011 (continued)	Cl II	Cl S	Cl S	Serv	Srv

Operations

Investment income (loss) — net	$(416,392)	$1,146,098	$(26,762)	$163,302	$18,499,297
Net realized gain (loss) on sales of investments	1,179,982	(374,706)	34,214	(153,182)	10,178,219
Distributions from capital gains	25,621	—	—	—	11,696,484
Net change in unrealized appreciation or depreciation of investments	(6,049,699)	(3,725,955)	(193,679)	(9,678,483)	(40,369,088)

Net increase (decrease) in net assets resulting from operations	(5,260,488)	(2,954,563)	(186,227)	(9,668,363)	4,912

Contract transactions

Contract purchase payments	2,409,481	390,112	433,704	4,053,570	11,148,025
Net transfers(1)	5,841,127	(11,449)	(36,154)	(3,592,432)	(58,457,272)
Transfers for policy loans	(2,654)	6,666	3,351	(4,622)	(22,226)
Adjustments to net assets allocated to contracts in payment period	(11,172)	(2,775)	—	(13,365)	(177,406)
Contract charges	(43,059)	(44,177)	(3,316)	(70,342)	(856,703)
Contract terminations:
Surrender benefits	(5,343,334)	(1,686,559)	(226,411)	(7,640,071)	(90,129,639)
Death benefits	(368,481)	(196,113)	(6,662)	(797,290)	(9,949,275)

Increase (decrease) from contract transactions	2,481,908	(1,544,295)	164,512	(8,064,552)	(148,444,496)

Net assets at beginning of year	60,967,357	22,804,363	3,472,779	107,677,616	985,347,754

Net assets at end of year	$58,188,777	$18,305,505	$3,451,064	$89,944,701	$836,908,170

Accumulation unit activity

Units outstanding at beginning of year	45,796,859	23,891,737	3,026,764	76,283,213	706,223,975
Contract purchase payments	1,735,530	404,310	363,981	3,096,065	7,987,509
Net transfers(1)	4,172,715	(140,317)	(61,109)	(2,644,988)	(41,369,104)
Transfers for policy loans	(2,745)	7,842	2,986	(6,752)	(16,904)
Contract charges	(31,560)	(46,525)	(2,897)	(50,420)	(605,106)
Contract terminations:
Surrender benefits	(3,931,939)	(1,842,217)	(194,932)	(5,351,755)	(63,244,312)
Death benefits	(275,574)	(212,138)	(5,672)	(623,259)	(7,100,088)

Units outstanding at end of year	47,463,286	22,062,692	3,129,121	70,702,104	601,875,970

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 230  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Oppen	Oppen	PIMCO	Put VT	Put VT
	Main St Sm Cap	Eq Inc VA,	VIT All Asset,	Global Hlth Care,	Intl Eq,
Year ended Dec. 31, 2011 (continued)	VA, Serv	Serv	Advisor Cl	Cl IB	Cl IB

Operations

Investment income (loss) — net	$(345,904)	$(6,830)	$16,461,652	$538,298	$702,166
Net realized gain (loss) on sales of investments	1,061,944	(15,042)	(27,797)	255,065	(1,158,990)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,786,302)	(237,972)	(13,922,833)	(1,133,361)	(4,503,316)

Net increase (decrease) in net assets resulting from operations	(2,070,262)	(259,844)	2,511,022	(339,998)	(4,960,140)

Contract transactions

Contract purchase payments	1,743,482	218,541	8,160,214	317,700	327,517
Net transfers(1)	(8,700,356)	(262,919)	18,044,185	(1,827,003)	(2,753,396)
Transfers for policy loans	16,970	(14,078)	(49,031)	3,284	7,303
Adjustments to net assets allocated to contracts in payment period	(9,951)	—	(31,322)	(2,811)	(2,949)
Contract charges	(49,780)	(3,188)	(256,664)	(18,890)	(20,655)
Contract terminations:
Surrender benefits	(5,898,842)	(148,618)	(24,200,990)	(1,367,844)	(2,318,906)
Death benefits	(516,928)	(11,536)	(2,279,735)	(140,033)	(231,863)

Increase (decrease) from contract transactions	(13,415,405)	(221,798)	(613,343)	(3,035,597)	(4,992,949)

Net assets at beginning of year	76,560,275	4,653,476	244,030,878	21,455,084	32,041,486

Net assets at end of year	$61,074,608	$4,171,834	$245,928,557	$18,079,489	$22,088,397

Accumulation unit activity

Units outstanding at beginning of year	58,249,701	4,829,494	192,370,650	18,734,342	24,302,454
Contract purchase payments	1,390,505	226,908	6,422,214	268,442	259,188
Net transfers(1)	(6,464,866)	(287,573)	14,126,001	(1,589,186)	(2,196,225)
Transfers for policy loans	12,923	(15,761)	(39,056)	3,264	6,704
Contract charges	(37,971)	(3,372)	(198,282)	(16,170)	(16,574)
Contract terminations:
Surrender benefits	(4,416,295)	(156,350)	(18,866,635)	(1,170,172)	(1,834,600)
Death benefits	(415,524)	(12,835)	(1,782,774)	(122,676)	(181,728)

Units outstanding at end of year	48,318,473	4,580,511	192,032,118	16,107,844	20,339,219

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  231

Statements of Changes in Net Assets

	Put VT	Put VT	Royce	Third	VP
	Multi-Cap	Multi-Cap	Micro-Cap,	Ave	Aggr,
Year ended Dec. 31, 2011 (continued)	Gro, Cl IA	Gro, Cl IB	Invest Cl	Val	Cl 2

Operations

Investment income (loss) — net	$(548,069)	$(173,651)	$637,303	$346,417	$(4,488,953)
Net realized gain (loss) on sales of investments	(1,112,718)	775,407	4,163,075	(2,955,771)	(71,100)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,915,242)	(2,204,844)	(11,145,299)	(6,801,055)	(27,216,458)

Net increase (decrease) in net assets resulting from operations	(3,576,029)	(1,603,088)	(6,344,921)	(9,410,409)	(31,776,511)

Contract transactions

Contract purchase payments	1,094,666	498,588	477,872	419,138	390,801,189
Net transfers(1)	(1,871,409)	(2,481,877)	(5,028,125)	(5,654,222)	101,125,629
Transfers for policy loans	155,285	35,422	6,834	23,463	(145,600)
Adjustments to net assets allocated to contracts in payment period	(70,699)	(3,197)	(17,128)	(26,983)	219,494
Contract charges	(82,034)	(28,296)	(18,584)	(17,757)	(1,788,309)
Contract terminations:
Surrender benefits	(9,820,922)	(3,839,580)	(10,695,979)	(8,593,852)	(5,319,789)
Death benefits	(499,624)	(239,807)	(599,593)	(345,253)	(2,005,122)

Increase (decrease) from contract transactions	(11,094,737)	(6,058,747)	(15,874,703)	(14,195,466)	482,887,492

Net assets at beginning of year	70,085,478	33,345,807	62,060,455	53,357,570	208,702,302

Net assets at end of year	$55,414,712	$25,683,972	$39,840,831	$29,751,695	$659,813,283

Accumulation unit activity

Units outstanding at beginning of year	47,514,593	29,434,323	15,792,239	18,734,516	186,003,988
Contract purchase payments	748,980	442,707	125,794	158,674	347,255,380
Net transfers(1)	(1,289,586)	(2,196,616)	(1,356,475)	(2,170,015)	87,663,870
Transfers for policy loans	107,247	33,510	2,318	9,482	(134,470)
Contract charges	(57,021)	(25,249)	(4,924)	(6,718)	(1,667,685)
Contract terminations:
Surrender benefits	(6,706,472)	(3,396,714)	(2,789,036)	(3,226,168)	(4,848,468)
Death benefits	(344,337)	(215,183)	(153,977)	(127,316)	(1,823,883)

Units outstanding at end of year	39,973,404	24,076,778	11,615,939	13,372,455	612,448,732

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 232  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP	VP AC	VP AC	VP BR	VP BR
	Aggr,	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot
Year ended Dec. 31, 2011 (continued)	Cl 4	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3

Operations

Investment income (loss) — net	$(16,139,816)	$(1,520)	$(3,816)	$174,629	$16,952,707
Net realized gain (loss) on sales of investments	36,792,625	895	(421)	(3,084)	(315,021)
Distributions from capital gains	—	5,872	—	35,092	3,347,936
Net change in unrealized appreciation or depreciation of investments	(85,403,261)	76,905	(10,516)	24,847	2,921,865

Net increase (decrease) in net assets resulting from operations	(64,750,452)	82,152	(14,753)	231,484	22,907,487

Contract transactions

Contract purchase payments	30,615,117	1,222,789	219,943	3,052,999	2,705,160
Net transfers(1)	(89,002,429)	184,630	114,082	530,670	(7,953,950)
Transfers for policy loans	11,123	—	—	—	2,212
Adjustments to net assets allocated to contracts in payment period	(99,897)	—	—	—	(94,178)
Contract charges	(9,981,618)	(275)	(50)	(268)	(536,757)
Contract terminations:
Surrender benefits	(81,782,353)	(8,117)	(10,439)	(221,781)	(24,927,707)
Death benefits	(9,566,639)	—	(46,686)	(23,876)	(3,061,850)

Increase (decrease) from contract transactions	(159,806,696)	1,399,027	276,850	3,337,744	(33,867,070)

Net assets at beginning of year	1,821,118,319	751,512	181,081	1,190,862	279,401,044

Net assets at end of year	$1,596,561,171	$2,232,691	$443,178	$4,760,090	$268,441,461

Accumulation unit activity

Units outstanding at beginning of year	1,623,317,828	749,211	149,684	1,171,379	230,071,826
Contract purchase payments	27,149,757	1,188,583	178,719	2,882,315	2,154,754
Net transfers(1)	(81,339,985)	173,880	91,532	494,784	(6,880,723)
Transfers for policy loans	14,446	—	—	—	1,501
Contract charges	(8,934,063)	(260)	(43)	(246)	(423,897)
Contract terminations:
Surrender benefits	(72,558,968)	(7,569)	(9,126)	(217,557)	(19,725,088)
Death benefits	(8,385,369)	—	(36,886)	(21,979)	(2,453,502)

Units outstanding at end of year	1,479,263,646	2,103,845	373,880	4,308,696	202,744,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  233

Statements of Changes in Net Assets

	VP Col	VP Col	VP	VP	VP DFA
	Wanger Intl	Wanger US	Conserv,	Conserv,	Intl
Year ended Dec. 31, 2011 (continued)	Eq, Cl 2	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2

Operations

Investment income (loss) — net	$29,987	$(18,358)	$(3,761,505)	$(13,513,950)	$9,078
Net realized gain (loss) on sales of investments	(40,704)	(438)	1,502,990	22,388,357	(10,762)
Distributions from capital gains	39,828	—	—	—	29,919
Net change in unrealized appreciation or depreciation of investments	(576,501)	(175,452)	8,542,996	22,529,730	(325,480)

Net increase (decrease) in net assets resulting from operations	(547,390)	(194,248)	6,284,481	31,404,137	(297,245)

Contract transactions

Contract purchase payments	2,758,267	1,760,629	183,173,769	14,301,225	1,004,300
Net transfers(1)	137,036	371,170	287,199,532	320,774,032	387,473
Transfers for policy loans	—	—	(130,889)	(43,473)	—
Adjustments to net assets allocated to contracts in payment period	—	7,778	(62,635)	(3,469,457)	—
Contract charges	(430)	(154)	(1,768,474)	(7,492,545)	(98)
Contract terminations:
Surrender benefits	(18,227)	(20,854)	(19,069,845)	(126,135,297)	(11,888)
Death benefits	(84,107)	(43,042)	(5,400,800)	(23,221,782)	—

Increase (decrease) from contract transactions	2,792,539	2,075,527	443,940,658	174,712,703	1,379,787

Net assets at beginning of year	1,217,640	689,404	184,093,835	1,409,945,636	502,715

Net assets at end of year	$3,462,789	$2,570,683	$634,318,974	$1,616,062,476	$1,585,257

Accumulation unit activity

Units outstanding at beginning of year	1,007,322	534,145	176,204,428	1,349,528,344	425,653
Contract purchase payments	2,329,318	1,340,607	172,926,089	13,487,690	888,386
Net transfers(1)	122,011	296,180	269,630,807	297,658,127	385,813
Transfers for policy loans	—	—	(122,697)	(41,505)	—
Contract charges	(406)	(130)	(1,672,281)	(7,072,221)	(103)
Contract terminations:
Surrender benefits	(16,063)	(16,434)	(17,998,049)	(118,980,129)	(10,609)
Death benefits	(84,220)	(39,043)	(5,070,923)	(21,943,200)	—

Units outstanding at end of year	3,357,962	2,115,325	593,897,374	1,512,637,106	1,689,140

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 234  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP EV	VP Invesco	VP JPM	VP Jennison	VP
	Floating Rate	Intl	Core Bond,	Mid Cap Gro,	Holl Lg Cap
Year ended Dec. 31, 2011 (continued)	Inc, Cl 2	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2

Operations

Investment income (loss) — net	$50,095	$5,403	$(1,564)	$(6,474)	$(14,182)
Net realized gain (loss) on sales of investments	(28,684)	(816)	3,125	8,552	(14,480)
Distributions from capital gains	12,120	11,769	10,421	—	—
Net change in unrealized appreciation or depreciation of investments	(36,145)	(133,168)	74,598	(3,660)	(67,322)

Net increase (decrease) in net assets resulting from operations	(2,614)	(116,812)	86,580	(1,582)	(95,984)

Contract transactions

Contract purchase payments	6,233,733	1,042,999	1,594,459	426,278	1,464,684
Net transfers(1)	331,636	422,630	220,007	192,945	294,065
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(587)	(119)	(179)	(73)	(148)
Contract terminations:
Surrender benefits	(409,922)	(7,331)	(42,576)	(4,151)	(10,521)
Death benefits	(63,455)	(46,770)	—	(50,044)	(130,982)

Increase (decrease) from contract transactions	6,091,405	1,411,409	1,771,711	564,955	1,617,098

Net assets at beginning of year	1,646,049	406,697	1,137,874	321,770	257,166

Net assets at end of year	$7,734,840	$1,701,294	$2,996,165	$885,143	$1,778,280

Accumulation unit activity

Units outstanding at beginning of year	1,564,923	349,685	1,131,526	270,449	207,677
Contract purchase payments	5,931,871	905,293	1,531,619	347,203	1,174,821
Net transfers(1)	297,569	383,436	200,573	162,619	235,412
Transfers for policy loans	—	—	—	—	—
Contract charges	(564)	(113)	(169)	(62)	(127)
Contract terminations:
Surrender benefits	(384,666)	(5,991)	(40,162)	(3,279)	(8,614)
Death benefits	(61,134)	(38,197)	—	(38,767)	(118,924)

Units outstanding at end of year	7,347,999	1,594,113	2,823,387	738,163	1,490,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  235

Statements of Changes in Net Assets

	VP MFS		VP	VP Mod	VP Mod
	Val,	VP Mod,	Mod,	Aggr,	Aggr,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(9,857)	$(30,692,100)	$(105,753,467)	$(18,853,259)	$(64,412,082)
Net realized gain (loss) on sales of investments	(12,867)	2,721,276	133,484,565	1,227,058	110,367,314
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(16,608)	(28,156,897)	(85,113,845)	(65,055,187)	(205,202,717)

Net increase (decrease) in net assets resulting from operations	(39,332)	(56,127,721)	(57,382,747)	(82,681,388)	(159,247,485)

Contract transactions

Contract purchase payments	1,027,736	2,265,560,632	118,303,025	1,548,819,538	98,046,130
Net transfers(1)	106,195	574,158,723	(214,839,503)	236,668,553	(385,470,691)
Transfers for policy loans	—	(188,465)	182,489	(126,863)	(38,416)
Adjustments to net assets allocated to contracts in payment period	—	(514,658)	(8,199,808)	2,036,054	(3,418,139)
Contract charges	(189)	(14,448,350)	(62,555,188)	(8,670,726)	(39,108,384)
Contract terminations:
Surrender benefits	(13,250)	(61,028,426)	(679,542,651)	(28,268,292)	(328,142,496)
Death benefits	(34,246)	(16,512,317)	(83,940,910)	(5,003,145)	(26,333,360)

Increase (decrease) from contract transactions	1,086,246	2,747,027,139	(930,592,546)	1,745,455,119	(684,465,356)

Net assets at beginning of year	293,595	1,732,993,126	11,557,839,474	991,528,000	7,156,739,337

Net assets at end of year	$1,340,509	$4,423,892,544	$10,569,864,181	$2,654,301,731	$6,313,026,496

Accumulation unit activity

Units outstanding at beginning of year	254,064	1,584,363,240	10,566,948,821	891,746,819	6,431,039,211
Contract purchase payments	873,536	2,058,155,344	107,009,564	1,386,314,947	87,557,150
Net transfers(1)	92,748	514,546,341	(206,483,405)	203,354,695	(364,663,629)
Transfers for policy loans	—	(171,610)	168,292	(117,006)	(36,804)
Contract charges	(174)	(13,387,930)	(56,793,587)	(8,002,769)	(35,020,652)
Contract terminations:
Surrender benefits	(11,648)	(55,464,722)	(615,745,361)	(25,407,554)	(292,883,789)
Death benefits	(31,704)	(15,112,928)	(76,237,353)	(4,495,349)	(23,718,436)

Units outstanding at end of year	1,176,822	4,072,927,735	9,718,866,971	2,443,393,783	5,802,273,051

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 236  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Mod	VP Mod	VP MS	VP NFJ	VP Nuveen
	Conserv,	Conserv,	Global Real	Divd Val,	Winslow
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2

Operations

Investment income (loss) — net	$(8,868,256)	$(31,026,461)	$67,269	$(7,561)	$(2,520)
Net realized gain (loss) on sales of investments	2,060,489	40,621,726	(35,014)	(16)	(154)
Distributions from capital gains	—	—	28,984	—	—
Net change in unrealized appreciation or depreciation of investments	9,434,660	27,264,700	(373,076)	28,508	(8,189)

Net increase (decrease) in net assets resulting from operations	2,626,893	36,859,965	(311,837)	20,931	(10,863)

Contract transactions

Contract purchase payments	514,770,554	30,280,076	2,055,454	930,218	393,849
Net transfers(1)	351,219,659	195,891,612	264,119	352,322	136,825
Transfers for policy loans	(45,837)	68,615	—	—	—
Adjustments to net assets allocated to contracts in payment period	(650,782)	(5,584,876)	—	—	—
Contract charges	(3,956,617)	(16,132,105)	(239)	(129)	(15)
Contract terminations:
Surrender benefits	(28,111,434)	(202,011,291)	(21,411)	(4,772)	(7,294)
Death benefits	(7,446,037)	(41,111,215)	(21,994)	(29,799)	—

Increase (decrease) from contract transactions	825,779,506	(38,599,184)	2,275,929	1,247,840	523,365

Net assets at beginning of year	520,096,345	3,332,019,792	839,999	168,102	34,230

Net assets at end of year	$1,348,502,744	$3,330,280,573	$2,804,091	$1,436,873	$546,732

Accumulation unit activity

Units outstanding at beginning of year	486,156,330	3,111,864,848	702,334	143,249	27,668
Contract purchase payments	476,807,391	27,951,906	1,746,465	782,020	313,706
Net transfers(1)	322,877,872	179,316,331	214,430	301,832	118,399
Transfers for policy loans	(42,594)	64,569	—	—	—
Contract charges	(3,694,252)	(14,900,292)	(225)	(114)	(13)
Contract terminations:
Surrender benefits	(25,710,045)	(186,498,298)	(18,870)	(3,876)	(9,439)
Death benefits	(6,869,239)	(37,917,013)	(19,161)	(24,512)	—

Units outstanding at end of year	1,249,525,463	3,079,882,051	2,624,973	1,198,599	450,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  237

Statements of Changes in Net Assets

	VP Ptnrs	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis
	Sm Cap	Sm Cap	Sm Cap	Mortgage	Intl Eq,
Year ended Dec. 31, 2011 (continued)	Gro, Cl 2	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2

Operations

Investment income (loss) — net	$(3,899)	$(8,085)	$(1,494,022)	$(3,889)	$3,589
Net realized gain (loss) on sales of investments	6,761	(41,025)	6,102,542	888	(4,976)
Distributions from capital gains	—	—	—	17,606	8,134
Net change in unrealized appreciation or depreciation of investments	(14,003)	(50,258)	(13,816,553)	19,548	(72,980)

Net increase (decrease) in net assets resulting from operations	(11,141)	(99,368)	(9,208,033)	34,153	(66,233)

Contract transactions

Contract purchase payments	470,849	639,772	1,995,557	759,881	518,083
Net transfers(1)	63,634	(262,813)	(23,106,147)	241,753	50,221
Transfers for policy loans	—	—	21,943	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(53,135)	—	—
Contract charges	(41)	(174)	(376,134)	(91)	(12)
Contract terminations:
Surrender benefits	(2,723)	(28,658)	(13,532,325)	(46,364)	(11,846)
Death benefits	(49,054)	—	(1,659,575)	—	—

Increase (decrease) from contract transactions	482,665	348,127	(36,709,816)	955,179	556,446

Net assets at beginning of year	119,935	452,850	197,265,671	446,675	78,377

Net assets at end of year	$591,459	$701,609	$151,347,822	$1,436,007	$568,590

Accumulation unit activity

Units outstanding at beginning of year	92,988	367,841	106,424,676	445,642	66,191
Contract purchase payments	360,805	516,548	1,201,319	741,394	458,945
Net transfers(1)	49,404	(256,929)	(12,788,388)	236,407	48,401
Transfers for policy loans	—	—	9,006	—	—
Contract charges	(33)	(164)	(215,038)	(87)	(12)
Contract terminations:
Surrender benefits	(2,036)	(24,179)	(7,300,732)	(44,866)	(10,020)
Death benefits	(35,164)	—	(952,953)	—	—

Units outstanding at end of year	465,964	603,117	86,377,890	1,378,490	563,505

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 238  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Short Duration
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Govt, Cl 2

Operations

Investment income (loss) — net	$(9,354)	$(487,057)	$(16,437)	$(126,315)	$(2,348)
Net realized gain (loss) on sales of investments	(1,410)	2,229,951	(54,691)	189,724	912
Distributions from capital gains	—	—	—	—	1,617
Net change in unrealized appreciation or depreciation of investments	(41,359)	(4,084,293)	(138,431)	(1,130,547)	4,989

Net increase (decrease) in net assets resulting from operations	(52,123)	(2,341,399)	(209,559)	(1,067,138)	5,170

Contract transactions

Contract purchase payments	537,285	647,526	1,733,655	368,746	495,151
Net transfers(1)	357,933	(8,673,104)	(64,663)	556,095	(67,009)
Transfers for policy loans	—	13,029	—	(2,521)	—
Adjustments to net assets allocated to contracts in payment period	—	(22,045)	—	(20,260)	—
Contract charges	(199)	(161,438)	(123)	(13,374)	(71)
Contract terminations:
Surrender benefits	(6,603)	(4,455,225)	(20,468)	(932,191)	(18,088)
Death benefits	(46,917)	(613,612)	(18,283)	(191,329)	—

Increase (decrease) from contract transactions	841,499	(13,264,869)	1,630,118	(234,834)	409,983

Net assets at beginning of year	450,724	62,573,958	503,754	14,315,039	402,378

Net assets at end of year	$1,240,100	$46,967,690	$1,924,313	$13,013,067	$817,531

Accumulation unit activity

Units outstanding at beginning of year	387,479	63,233,786	409,447	10,675,740	400,604
Contract purchase payments	468,534	654,734	1,394,582	292,993	490,710
Net transfers(1)	314,382	(8,981,632)	(77,798)	432,431	(66,849)
Transfers for policy loans	—	13,413	—	(2,467)	—
Contract charges	(184)	(164,835)	(114)	(10,127)	(71)
Contract terminations:
Surrender benefits	(5,706)	(4,565,399)	(17,489)	(707,055)	(17,846)
Death benefits	(46,730)	(625,121)	(16,524)	(137,383)	—

Units outstanding at end of year	1,117,775	49,564,946	1,692,104	10,544,132	806,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  239

Statements of Changes in Net Assets

			WF Adv	WF Adv	WF Adv
	Wanger	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,
Year ended Dec. 31, 2011 (continued)	Intl	USA	Alloc, Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$15,834,515	$(3,579,648)	$695,295	$(518,520)	$(465,633)
Net realized gain (loss) on sales of investments	(12,389,211)	7,422,440	(222,834)	2,396,920	184,154
Distributions from capital gains	9,992,764	37,345,076	—	2,903,463	—
Net change in unrealized appreciation or depreciation of investments	(75,765,979)	(55,601,899)	1,306,560	(13,726,538)	(978,445)

Net increase (decrease) in net assets resulting from operations	(62,327,911)	(14,414,031)	1,779,021	(8,944,675)	(1,259,924)

Contract transactions

Contract purchase payments	5,682,272	5,692,849	440,095	1,008,594	1,299,718
Net transfers(1)	(37,794,420)	(43,140,767)	(3,368,680)	(6,196,601)	28,373,367
Transfers for policy loans	(6,633)	34,694	27,112	2,014	17,101
Adjustments to net assets allocated to contracts in payment period	(102,555)	(145,445)	(11,512)	(15,734)	125,738
Contract charges	(438,215)	(405,171)	(28,323)	(96,109)	(44,535)
Contract terminations:
Surrender benefits	(36,708,123)	(36,961,636)	(3,959,568)	(6,457,878)	(4,801,115)
Death benefits	(2,835,207)	(2,884,094)	(516,580)	(644,687)	(416,706)

Increase (decrease) from contract transactions	(72,202,881)	(77,809,570)	(7,417,456)	(12,400,401)	24,553,568

Net assets at beginning of year	458,488,585	441,908,083	36,092,798	74,526,363	51,585,277

Net assets at end of year	$323,957,793	$349,684,482	$30,454,363	$53,181,287	$74,878,921

Accumulation unit activity

Units outstanding at beginning of year	199,413,566	240,629,120	29,126,578	57,744,964	34,392,724
Contract purchase payments	2,902,557	3,378,713	350,920	866,755	933,359
Net transfers(1)	(17,107,732)	(22,333,408)	(2,678,683)	(4,859,345)	22,980,659
Transfers for policy loans	6,588	16,615	21,410	1,826	10,951
Contract charges	(201,279)	(220,324)	(22,452)	(84,498)	(30,888)
Contract terminations:
Surrender benefits	(15,806,567)	(19,348,224)	(3,143,031)	(4,999,219)	(3,280,476)
Death benefits	(1,307,910)	(1,628,943)	(409,118)	(542,421)	(284,586)

Units outstanding at end of year	167,899,223	200,493,549	23,245,624	48,128,062	54,721,743

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 240  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

WF Adv
VT Sm Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2

Operations

Investment income (loss) — net	$(775,985)
Net realized gain (loss) on sales of investments	2,102,923
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(6,401,488)

Net increase (decrease) in net assets resulting from operations	(5,074,550)

Contract transactions

Contract purchase payments	2,904,320
Net transfers(1)	(18,022,798)
Transfers for policy loans	1,868
Adjustments to net assets allocated to contracts in payment period	(7,979)
Contract charges	(54,390)
Contract terminations:
Surrender benefits	(7,298,040)
Death benefits	(531,721)

Increase (decrease) from contract transactions	(23,008,740)

Net assets at beginning of year	100,081,392

Net assets at end of year	$71,998,102

Accumulation unit activity

Units outstanding at beginning of year	68,151,085
Contract purchase payments	2,012,323
Net transfers(1)	(12,804,108)
Transfers for policy loans	2,336
Contract charges	(38,196)
Contract terminations:
Surrender benefits	(5,068,671)
Death benefits	(365,741)

Units outstanding at end of year	51,889,028

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  241

Notes to Financial Statements

1.	ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)
RiverSource Retirement Advisor Variable Annuity® – Band 3 (RAVA Band 3)*
RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage)
RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select)
RiverSource Retirement Advisor Advantage® Variable Annuity – Band 3 (RAVA Advantage Band 3)*
RiverSource Retirement Advisor Advantage Plus® Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus® Variable Annuity (RAVA Select Plus)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® Flexible Portfolio Annuity (FPA)
RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)
RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund

AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II

 242  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund

AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 2	Columbia Variable Portfolio – Diversified Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 2))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 3))
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 2))
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Inc, Cl 2	Columbia Variable Portfolio – High Income Fund (Class 2)(1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunity Fund (Class 2)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 2))
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Fund (Class 2))
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 2))
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate Securities Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value Securities Fund – Class 2
FTVIPT Mutual Shares Sec, Cl 2	FTVIPT Mutual Shares Securities Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Structd Sm Cap Eq, Inst	Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares

RIVERSOURCE VARIABLE ACCOUNT 10  ■  243

Division	Fund

GS VIT Structd U.S. Eq, Inst	Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares(2) (previously Invesco Van Kampen V.I. American Franchise Fund, Series I Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares(3) (previously Invesco Van Kampen V.I. American Franchise Fund, Series II Shares)
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. Comstock Fund, Series II Shares)
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares(4) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares)
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(5) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares)
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series Moderate Allocation Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I (previously Legg Mason ClearBridge Variable Small Cap Growth Portfolio – Class I)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust International Portfolio (Class S))
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small- & Mid-Cap Fund®/VA, Service Shares)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares (previously Oppenheimer Value Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Multi-Asset, Advisor Cl	PIMCO VIT Global Multi-Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AC Gro, Cl 2	Variable Portfolio – American Century Growth Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 2))
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Col Wanger US Eq, Cl 2	Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Marsico Growth Fund (Class 2))

 244  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund

VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP PIMCO Mortgage Backed Sec, Cl 2	Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2) (previously Variable Portfolio – Davis New York Venture Fund (Class 2))
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 2))
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2(6)
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

(2)	Invesco V.I. Capital Appreciation Fund, Series I Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco V.I. American Franchise Fund, Series I Shares.
(3)	Invesco V.I. Capital Appreciation Fund, Series II Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco V.I. American Franchise Fund, Series II Shares.

(4)	Invesco V.I. Capital Development Fund, Series I Shares merged into Invesco V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.
(5)	Invesco V.I. Capital Development Fund, Series II Shares merged into Invesco V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
(6)	Wells Fargo Advantage VT Core Equity Fund – Class 2 merged into Wells Fargo Advantage VT Opportunity Fund – Class 2 on Aug. 26, 2011.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  245

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2012.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2013. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee

RAVA	0.75% to 0.95% (depending on the contract selected)

RAVA Band 3	0.55%

RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

RAVA Select	1.00% to 1.20% (depending on the contract selected)

RAVA Advantage Band 3	0.55%

RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)

RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)

RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)

RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)

RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)

 246  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee

RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.55% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.80% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.95% (depending on the contract selected)

FPA	1.25%

Retirement GVAC I	0.60%

Retirement GVAC II	0.95%

4.	CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.	SURRENDER CHARGES
RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2012 were as follows:

Division	Purchases

AB VPS Global Thematic Gro, Cl B	$1,413,582
AB VPS Gro & Inc, Cl B	5,467,512
AB VPS Intl Val, Cl B	8,289,380
AB VPS Lg Cap Gro, Cl B	3,035,858
AC VP Intl, Cl I	634,768
AC VP Intl, Cl II	1,379,155
AC VP Mid Cap Val, Cl II	9,422,552
AC VP Ultra, Cl II	3,332,545
AC VP Val, Cl I	2,198,190
AC VP Val, Cl II	13,346,764
BlackRock Global Alloc, Cl III	11,858,734
Calvert VP SRI Bal	1,770,970
Col VP Bal, Cl 3	8,216,129
Col VP Cash Mgmt, Cl 2	13,316,756
Col VP Cash Mgmt, Cl 3	55,999,521
Col VP Div Bond, Cl 2	20,544,268
Col VP Div Bond, Cl 3	112,686,963
Col VP Divd Opp, Cl 2	4,154,831
Col VP Divd Opp, Cl 3	3,881,736
Col VP Emer Mkts, Cl 2	4,328,532
Col VP Emer Mkts, Cl 3	13,381,179
Col VP Global Bond, Cl 2	4,793,208
Col VP Global Bond, Cl 3	18,629,114
Col VP Hi Inc, Cl 2	18,175,019
Col VP Hi Yield Bond, Cl 2	10,252,703
Col VP Hi Yield Bond, Cl 3	51,977,226
Col VP Inc Opp, Cl 2	5,729,220
Col VP Inc Opp, Cl 3	42,915,500
Col VP Intl Opp, Cl 2	1,033,576
Col VP Intl Opp, Cl 3	3,433,572
Col VP Lg Cap Gro, Cl 2	1,726,381
Col VP Lg Cap Gro, Cl 3	4,765,521
Col VP Lg Core Quan, Cl 2	862,934
Col VP Lg Core Quan, Cl 3	4,842,830
Col VP Limited Duration Cr, Cl 2	3,932,315
Col VP Man Vol Mod Gro, Cl 2	1,938,483,501
Col VP Marsico Gro, Cl 1	5,136,680
Col VP Marsico Intl Opp, Cl 2	2,550,875
Col VP Mid Cap Gro Opp, Cl 2	377,537
Col VP Mid Cap Gro Opp, Cl 3	1,350,337
Col VP Mid Cap Val Opp, Cl 2	793,303
Col VP Mid Cap Val Opp, Cl 3	1,475,299
Col VP S&P 500, Cl 3	11,742,736
Col VP Select Lg Cap Val, Cl 2	987,037
Col VP Select Lg Cap Val, Cl 3	4,814,570
Col VP Select Sm Cap Val, Cl 2	893,926

RIVERSOURCE VARIABLE ACCOUNT 10  ■  247

Division	Purchases

Col VP Select Sm Cap Val, Cl 3	$1,153,503
Col VP US Govt Mtge, Cl 2	6,104,918
Col VP US Govt Mtge, Cl 3	30,959,362
Col VP Strategic Inc, Cl 2	9,629,018
CS Commodity Return	5,637,607
Drey VIF Intl Eq, Serv	674,884
DWS Alt Asset Alloc VIP, Cl B	8,173,703
EV VT Floating-Rate Inc	30,406,652
Fid VIP Contrafund, Serv Cl 2	15,203,101
Fid VIP Gro & Inc, Serv Cl	1,853,689
Fid VIP Gro & Inc, Serv Cl 2	4,065,998
Fid VIP Mid Cap, Serv Cl	9,210,255
Fid VIP Mid Cap, Serv Cl 2	44,499,050
Fid VIP Overseas, Serv Cl	577,111
Fid VIP Overseas, Serv Cl 2	2,954,659
FTVIPT Frank Global Real Est, Cl 2	3,753,814
FTVIPT Frank Sm Cap Val, Cl 2	4,620,293
FTVIPT Mutual Shares Sec, Cl 2	6,027,647
GS VIT Mid Cap Val, Inst	2,689,187
GS VIT Structd Sm Cap Eq, Inst	264,754
GS VIT Structd U.S. Eq, Inst	4,534,822
Invesco VI Core Eq, Ser I	975,957
Invesco VI Div Divd, Ser I	4,799,925
Invesco VI Div Divd, Ser II	4,096,078
Invesco VI Global Hlth, Ser II	4,564,054
Invesco VI Intl Gro, Ser II	5,845,799
Invesco VI Tech, Ser I	2,227,385
Invesco VI Am Fran, Ser I	15,964,370
Invesco VI Am Fran, Ser II	89,859,083
Invesco VI Comstock, Ser II	5,485,453
Invesco VI Mid Cap Gro, Ser I	18,019,874
Invesco VI Mid Cap Gro, Ser II	24,848,500
Janus Aspen Enterprise, Serv	362,255
Janus Aspen Global Tech, Serv	1,200,452
Janus Aspen Janus, Serv	4,861,001
Janus Aspen Gbl Alloc Mod, Serv	490,577
Janus Aspen Overseas, Serv	9,044,294
CB Var Sm Cap Gro, Cl I	3,539,141
MFS Inv Gro Stock, Serv Cl	8,822,165
MFS New Dis, Serv Cl	6,557,099
MFS Utilities, Serv Cl	26,539,212
MS UIF Global Real Est, Cl II	4,689,188
MS UIF Mid Cap Gro, Cl II	11,899,941
NB AMT Intl Eq, Cl S	1,985,569
NB AMT Soc Responsive, Cl S	574,732
Oppen Global VA, Serv	5,935,872
Oppen Global Strategic Inc VA, Srv	70,802,905
Oppen Main St Sm Cap VA, Serv	3,584,451
Oppen Eq Inc VA, Serv	361,779
PIMCO VIT All Asset, Advisor Cl	51,708,833
PIMCO VIT Glb Multi-Asset, Advisor Cl	3,424,713
Put VT Global Hlth Care, Cl IB	2,629,121
Put VT Intl Eq, Cl IB	863,170
Put VT Multi-Cap Gro, Cl IA	354,935
Put VT Multi-Cap Gro, Cl IB	374,178
Royce Micro-Cap, Invest Cl	798,841
Third Ave Val	301,857
VP Aggr, Cl 2	171,983,055
VP Aggr, Cl 4	20,591,512
VP AC Div Bond, Cl 2	5,059,422
VP AC Gro, Cl 2	1,123,878
VP BR Gl Infl Prot Sec, Cl 2	6,063,643
VP BR Gl Infl Prot Sec, Cl 3	30,856,531
VP Col Wanger Intl Eq, Cl 2	3,219,189
VP Col Wanger US Eq, Cl 2	2,725,672
VP Conserv, Cl 2	408,855,866
VP Conserv, Cl 4	396,192,526
VP DFA Intl Val, Cl 2	1,335,336
VP EV Floating Rate Inc, Cl 2	5,333,804
VP Invesco Intl Gro, Cl 2	1,579,616
VP JPM Core Bond, Cl 2	3,329,180
VP Jennison Mid Cap Gro, Cl 2	1,336,433
VP Holl Lg Cap Gro, Cl 2	1,604,200
VP MFS Val, Cl 2	1,503,273
VP Mod, Cl 2	1,371,016,085
VP Mod, Cl 4	182,338,899
VP Mod Aggr, Cl 2	630,544,351
VP Mod Aggr, Cl 4	29,764,066
VP Mod Conserv, Cl 2	619,716,886
VP Mod Conserv, Cl 4	322,714,569
VP MS Global Real Est, Cl 2	3,190,843
VP NFJ Divd Val, Cl 2	2,297,644
VP Nuveen Winslow Lg Cap Gro, Cl 2	865,815
VP Ptnrs Sm Cap Gro, Cl 2	679,214
VP Ptnrs Sm Cap Val, Cl 2	854,164
VP Ptnrs Sm Cap Val, Cl 3	2,009,497
VP PIMCO Mortgage Backed Sec, Cl 2	2,775,254
VP Pyramis Intl Eq, Cl 2	763,518
VP Sit Divd Gro, Cl 2	890,049
VP Sit Divd Gro, Cl 3	1,622,715
VP Vty Estb Val, Cl 2	1,816,310
VP Vty Estb Val, Cl 3	2,011,135
VP WF Short Duration Govt, Cl 2	1,726,792
Wanger Intl	38,034,569
Wanger USA	21,547,151
WF Adv VT Index Asset Alloc, Cl 2	2,216,815
WF Adv VT Intl Eq, Cl 2	5,720,751
WF Adv VT Opp, Cl 2	2,783,857
WF Adv VT Sm Cap Gro, Cl 2	6,699,178

 248  ■  RIVERSOURCE VARIABLE ACCOUNT 10

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	$1.10	$1.33	$1.57	$—	$1.34
0.60%	—	—	—	0.99	—
0.75%	1.08	1.30	1.53	—	1.30
0.85%	1.09	1.17	0.75	1.20	—
0.95%	1.07	1.27	1.50	1.33	1.27
1.00%	1.06	1.38	1.55	—	—
1.05%	1.07	1.16	0.74	1.19	—
1.10%	1.07	1.15	0.74	1.18	—
1.15%	—	—	—	0.99	—
1.20%	1.05	1.35	1.52	1.32	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.14	0.73	1.17	—
1.30%	1.06	1.14	0.73	1.17	—
1.35%	—	—	—	1.32	—
1.40%	—	—	—	1.32	—
1.45%	1.05	1.13	0.72	1.16	—
1.50%	—	—	—	0.99	—
1.55%	—	—	—	1.31	—
1.60%	—	—	—	1.31	—
1.65%	—	—	—	1.31	—
1.70%	—	—	—	1.31	—
1.75%	—	—	—	1.31	—
1.80%	—	—	—	1.30	—
1.85%	—	—	—	0.98	—
1.90%	—	—	—	0.98	—

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	$1.47	$1.18	$1.21	$2.00	$1.68
0.60%	—	—	—	—	1.03
0.75%	1.43	1.17	1.20	1.95	1.65
0.85%	—	1.44	1.25	—	1.20
0.95%	1.40	1.16	1.18	1.90	1.61
1.00%	1.61	1.15	1.18	—	1.59
1.05%	—	1.43	1.23	—	1.18
1.10%	—	1.42	1.23	—	1.18
1.15%	—	—	—	—	1.04
1.20%	1.58	1.14	1.16	—	1.56
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.41	1.21	—	1.17
1.30%	—	1.40	1.21	—	1.16
1.35%	—	—	—	—	1.30
1.40%	—	—	—	—	1.30
1.45%	—	1.39	1.20	—	1.15
1.50%	—	—	—	—	1.04
1.55%	—	—	—	—	1.30
1.60%	—	—	—	—	1.29
1.65%	—	—	—	—	1.29
1.70%	—	—	—	—	1.29
1.75%	—	—	—	—	1.29
1.80%	—	—	—	—	1.29
1.85%	—	—	—	—	1.04
1.90%	—	—	—	—	1.04

RIVERSOURCE VARIABLE ACCOUNT 10  ■  249

		Calvert	Col	Col VP	Col VP
	BlackRock Global	VP SRI	VP	Cash	Cash
Subaccount	Alloc, Cl III	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

0.55%	$1.03	$1.26	$1.41	$—	$1.22
0.60%	1.03	—	1.04	1.00	—
0.75%	1.03	1.22	1.37	—	1.19
0.85%	1.03	—	1.25	0.98	1.04
0.95%	1.03	1.19	1.34	0.98	1.16
1.00%	1.03	1.35	1.48	—	1.06
1.05%	1.03	—	1.23	0.97	1.03
1.10%	1.03	—	1.23	0.97	1.02
1.15%	1.03	—	1.04	0.99	—
1.20%	1.03	1.33	1.45	0.97	1.03
1.25%	—	—	—	—	—
1.25%	—	—	1.22	—	1.01
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	2.02	—	1.26
1.25%	1.03	—	—	0.97	—
1.30%	1.03	—	1.21	0.97	1.01
1.35%	1.03	—	1.30	0.97	—
1.40%	1.03	—	1.30	0.97	—
1.45%	1.03	—	1.20	0.97	1.00
1.50%	1.02	—	1.04	0.99	—
1.55%	1.02	—	1.29	0.96	—
1.60%	1.02	—	1.29	0.96	—
1.65%	1.02	—	1.29	0.96	—
1.70%	1.02	—	1.29	0.96	—
1.75%	1.02	—	1.29	0.96	—
1.80%	1.02	—	1.28	0.96	—
1.85%	1.02	—	1.03	0.99	—
1.90%	1.02	—	1.03	0.99	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1.85	$—	$1.83	$—
0.60%	1.05	—	1.01	—	1.06
0.75%	—	1.80	—	1.80	—
0.85%	1.14	1.40	1.28	1.11	1.14
0.95%	1.14	1.75	1.28	1.75	1.14
1.00%	—	1.53	—	1.77	—
1.05%	1.14	1.38	1.28	1.10	1.13
1.10%	1.14	1.38	1.28	1.09	1.13
1.15%	1.05	—	1.02	—	1.06
1.20%	1.13	1.50	1.27	1.72	1.13
1.25%	—	—	—	1.68	—
1.25%	—	1.36	—	1.08	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.89	—	—	—
1.25%	1.13	—	1.27	—	1.13
1.30%	1.13	1.36	1.27	1.08	1.13
1.35%	1.13	—	1.27	—	1.12
1.40%	1.13	—	1.27	—	1.12
1.45%	1.13	1.35	1.26	1.07	1.12
1.50%	1.05	—	1.02	—	1.06
1.55%	1.13	—	1.26	—	1.12
1.60%	1.12	—	1.26	—	1.12
1.65%	1.12	—	1.26	—	1.12
1.70%	1.12	—	1.26	—	1.11
1.75%	1.12	—	1.26	—	1.11
1.80%	1.12	—	1.25	—	1.11
1.85%	1.04	—	1.01	—	1.05
1.90%	1.04	—	1.01	—	1.05

 250  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

0.55%	$2.59	$—	$2.01	$1.57	$—
0.60%	—	1.04	—	1.10	1.10
0.75%	2.49	—	1.95	1.55	—
0.85%	1.62	1.14	1.42	1.55	1.30
0.95%	2.43	1.13	1.90	1.53	1.29
1.00%	3.23	—	1.85	1.52	—
1.05%	1.60	1.13	1.40	1.53	1.29
1.10%	1.60	1.13	1.40	1.53	1.29
1.15%	—	1.04	—	1.09	1.09
1.20%	3.16	1.13	1.81	1.50	1.28
1.25%	1.99	—	—	—	—
1.25%	1.58	—	1.38	—	—
1.25%	—	—	—	—	—
1.25%	—	—	2.02	—	—
1.25%	—	—	—	—	—
1.25%	—	1.13	—	1.51	1.28
1.30%	1.57	1.12	1.38	1.51	1.28
1.35%	—	1.12	—	1.15	1.28
1.40%	—	1.12	—	1.15	1.28
1.45%	1.56	1.12	1.37	1.49	1.28
1.50%	—	1.04	—	1.09	1.09
1.55%	—	1.12	—	1.15	1.27
1.60%	—	1.12	—	1.15	1.27
1.65%	—	1.12	—	1.15	1.27
1.70%	—	1.11	—	1.14	1.27
1.75%	—	1.11	—	1.14	1.27
1.80%	—	1.11	—	1.14	1.27
1.85%	—	1.04	—	1.09	1.09
1.90%	—	1.04	—	1.09	1.09

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$2.20	$—	$1.82	$—	$1.11
0.60%	—	1.10	—	1.04	—
0.75%	2.15	—	1.79	—	1.08
0.85%	1.67	1.28	1.66	1.21	1.12
0.95%	2.09	1.28	1.76	1.20	1.05
1.00%	2.22	—	1.75	—	1.65
1.05%	1.65	1.28	1.64	1.20	1.11
1.10%	1.65	1.28	1.64	1.20	1.11
1.15%	—	1.09	—	1.07	—
1.20%	2.18	1.27	1.72	1.20	1.61
1.25%	—	—	—	—	—
1.25%	1.63	—	—	—	1.10
1.25%	—	—	—	—	—
1.25%	2.31	—	—	—	—
1.25%	—	—	—	—	1.41
1.25%	—	1.27	1.62	1.20	—
1.30%	1.63	1.27	1.61	1.19	1.09
1.35%	—	1.27	—	1.19	—
1.40%	—	1.27	—	1.19	—
1.45%	1.61	1.26	1.60	1.19	1.08
1.50%	—	1.09	—	1.06	—
1.55%	—	1.26	—	1.19	—
1.60%	—	1.26	—	1.19	—
1.65%	—	1.26	—	1.18	—
1.70%	—	1.26	—	1.18	—
1.75%	—	1.25	—	1.18	—
1.80%	—	1.25	—	1.18	—
1.85%	—	1.09	—	1.06	—
1.90%	—	1.08	—	1.06	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  251

	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Col VP
Subaccount	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Limited Duration Cr, Cl 2

0.55%	$—	$0.76	$—	$0.97	$—
0.60%	1.02	—	0.99	—	1.03
0.75%	—	0.75	—	0.95	—
0.85%	1.38	1.16	1.42	1.14	1.08
0.95%	1.38	0.73	1.42	0.92	1.07
1.00%	—	1.18	—	1.17	—
1.05%	1.37	1.14	1.41	1.12	1.07
1.10%	1.37	1.14	1.41	1.12	1.07
1.15%	1.02	—	0.99	—	1.03
1.20%	1.37	1.15	1.41	1.25	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	1.11	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.48	—
1.25%	1.37	1.13	1.40	—	1.07
1.30%	1.36	1.12	1.40	1.11	1.07
1.35%	1.36	—	1.40	—	1.06
1.40%	1.36	—	1.40	—	1.06
1.45%	1.36	1.11	1.40	1.10	1.06
1.50%	1.01	—	0.99	—	1.03
1.55%	1.36	—	1.39	—	1.06
1.60%	1.35	—	1.39	—	1.06
1.65%	1.35	—	1.39	—	1.06
1.70%	1.35	—	1.39	—	1.05
1.75%	1.35	—	1.39	—	1.05
1.80%	1.35	—	1.39	—	1.05
1.85%	1.01	—	0.99	—	1.02
1.90%	1.01	—	0.99	—	1.02

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Subaccount	Gro, Cl 2	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

0.55%	$—	$1.19	$0.99	$—	$1.48
0.60%	—	—	1.02	0.96	—
0.75%	—	1.17	0.97	—	1.42
0.85%	—	1.25	1.09	1.18	1.22
0.95%	1.02	1.15	0.96	1.17	1.39
1.00%	—	1.15	0.96	—	1.43
1.05%	1.02	1.23	1.08	1.17	1.21
1.10%	—	1.22	1.07	1.17	1.20
1.15%	1.02	—	1.03	0.96	—
1.20%	1.02	1.14	0.94	1.17	1.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.19
1.25%	—	—	—	—	1.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.21	1.06	1.17	—
1.30%	1.02	1.21	1.06	1.16	1.19
1.35%	1.02	—	1.17	1.16	—
1.40%	1.02	—	1.17	1.16	—
1.45%	1.02	1.20	1.05	1.16	1.18
1.50%	1.02	—	1.03	0.95	—
1.55%	1.02	—	1.16	1.16	—
1.60%	—	—	1.16	1.16	—
1.65%	1.02	—	1.16	1.15	—
1.70%	1.02	—	1.16	1.15	—
1.75%	1.02	—	1.16	1.15	—
1.80%	1.02	—	1.16	1.15	—
1.85%	1.01	—	1.03	0.95	—
1.90%	1.01	—	1.03	0.95	—

 252  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Subaccount	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

0.55%	$—	$1.50	$1.09	$—	$1.40
0.60%	1.04	—	1.02	1.01	—
0.75%	—	1.48	1.07	—	1.37
0.85%	1.34	1.18	1.22	1.37	1.18
0.95%	1.34	1.45	1.04	1.37	1.35
1.00%	—	1.45	1.37	—	1.34
1.05%	1.34	1.16	1.20	1.37	1.16
1.10%	1.34	1.16	1.20	1.37	1.16
1.15%	1.04	—	1.03	1.03	—
1.20%	1.33	1.43	1.34	1.36	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.15	1.19	1.36	1.15
1.30%	1.33	1.14	1.18	1.36	1.15
1.35%	1.33	—	1.34	1.36	—
1.40%	1.33	—	1.34	1.36	—
1.45%	1.32	1.13	1.17	1.35	1.13
1.50%	1.04	—	1.02	1.02	—
1.55%	1.32	—	1.34	1.35	—
1.60%	1.32	—	1.34	1.35	—
1.65%	1.32	—	1.33	1.35	—
1.70%	1.32	—	1.33	1.35	—
1.75%	1.31	—	1.33	1.34	—
1.80%	1.31	—	1.33	1.34	—
1.85%	1.04	—	1.02	1.02	—
1.90%	1.04	—	1.02	1.02	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Subaccount	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

0.55%	$—	$1.94	$—	$1.42	$—
0.60%	1.01	—	1.01	—	1.07
0.75%	—	1.90	—	1.38	—
0.85%	1.35	1.17	1.01	1.13	1.05
0.95%	1.34	1.85	1.01	1.34	1.05
1.00%	—	1.78	—	1.17	—
1.05%	1.34	1.16	1.01	1.11	1.05
1.10%	1.34	1.15	1.01	1.11	1.05
1.15%	1.02	—	1.00	—	1.07
1.20%	1.33	1.74	1.00	1.14	1.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.14	1.00	1.10	1.05
1.30%	1.33	1.14	1.00	1.09	1.04
1.35%	1.33	—	1.00	—	1.04
1.40%	1.33	—	1.00	—	1.04
1.45%	1.33	1.13	1.00	1.08	1.04
1.50%	1.02	—	1.00	—	1.07
1.55%	1.32	—	0.99	—	1.04
1.60%	1.32	—	0.99	—	1.04
1.65%	1.32	—	0.99	—	1.04
1.70%	1.32	—	0.99	—	1.04
1.75%	1.32	—	0.99	—	1.04
1.80%	1.32	—	0.99	—	1.04
1.85%	1.01	—	1.00	—	1.07
1.90%	1.01	—	1.00	—	1.07

RIVERSOURCE VARIABLE ACCOUNT 10  ■  253

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Subaccount	Return	Serv	VIP, Cl B	Inc	Serv Cl 2

0.55%	$0.87	$—	$1.00	$1.28	$1.20
0.60%	—	—	1.00	—	1.01
0.75%	0.86	—	1.00	1.26	1.19
0.85%	0.90	1.08	1.00	1.25	1.25
0.95%	0.85	—	1.00	1.25	1.17
1.00%	0.85	—	1.00	1.24	1.17
1.05%	0.88	1.07	1.00	1.24	1.24
1.10%	0.88	1.07	1.00	1.23	1.23
1.15%	—	—	1.00	—	1.02
1.20%	0.83	—	1.00	1.23	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.87	1.06	1.00	1.22	1.22
1.30%	0.87	1.05	1.00	1.22	1.22
1.35%	—	—	1.00	—	1.32
1.40%	—	—	1.00	—	1.32
1.45%	0.86	1.04	1.00	1.20	1.21
1.50%	—	—	1.00	—	1.02
1.55%	—	—	1.00	—	1.31
1.60%	—	—	1.00	—	1.31
1.65%	—	—	0.99	—	1.31
1.70%	—	—	0.99	—	1.31
1.75%	—	—	0.99	—	1.31
1.80%	—	—	0.99	—	1.31
1.85%	—	—	0.99	—	1.01
1.90%	—	—	0.99	—	1.01

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$1.29	$1.40	$3.99	$2.58	$1.24
0.60%	—	—	—	1.00	—
0.75%	1.26	1.37	3.89	2.52	1.21
0.85%	—	—	—	1.33	—
0.95%	1.23	1.34	3.79	2.46	1.18
1.00%	—	1.38	—	2.38	—
1.05%	—	—	—	1.31	—
1.10%	—	—	—	1.30	—
1.15%	—	—	—	1.01	—
1.20%	—	1.35	—	2.33	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.29	—
1.30%	—	—	—	1.29	—
1.35%	—	—	—	1.23	—
1.40%	—	—	—	1.23	—
1.45%	—	—	—	1.27	—
1.50%	—	—	—	1.01	—
1.55%	—	—	—	1.23	—
1.60%	—	—	—	1.22	—
1.65%	—	—	—	1.22	—
1.70%	—	—	—	1.22	—
1.75%	—	—	—	1.22	—
1.80%	—	—	—	1.22	—
1.85%	—	—	—	1.00	—
1.90%	—	—	—	1.00	—

 254  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Subaccount	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

0.55%	$1.49	$2.50	$2.97	$1.53	$3.14
0.60%	—	—	1.06	1.04	—
0.75%	1.46	2.44	2.89	1.49	3.06
0.85%	1.03	0.91	1.28	1.12	—
0.95%	1.43	2.37	2.82	1.46	2.98
1.00%	1.58	1.77	2.13	1.53	2.19
1.05%	1.01	0.90	1.26	1.10	—
1.10%	1.01	0.90	1.26	1.10	—
1.15%	—	—	1.07	1.05	—
1.20%	1.54	1.73	2.09	1.50	2.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	0.88	1.25	1.10	—
1.30%	1.00	0.89	1.24	1.09	—
1.35%	—	—	1.44	1.23	—
1.40%	—	—	1.44	1.23	—
1.45%	0.99	0.87	1.23	1.08	—
1.50%	—	—	1.07	1.05	—
1.55%	—	—	1.44	1.22	—
1.60%	—	—	1.44	1.22	—
1.65%	—	—	1.43	1.22	—
1.70%	—	—	1.43	1.22	—
1.75%	—	—	1.43	1.22	—
1.80%	—	—	1.43	1.22	—
1.85%	—	—	1.07	1.05	—
1.90%	—	—	1.07	1.04	—

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

0.55%	$2.01	$1.15	$—	$1.09	$—
0.60%	—	—	—	—	—
0.75%	1.95	1.12	—	1.08	—
0.85%	—	1.08	—	—	1.08
0.95%	1.90	1.09	—	1.08	—
1.00%	—	1.31	—	1.08	—
1.05%	—	1.07	—	—	1.07
1.10%	—	1.06	—	—	1.07
1.15%	—	—	—	—	—
1.20%	—	1.28	—	1.07	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.05	2.22	—	1.07
1.30%	—	1.05	—	—	1.07
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	1.04	—	—	1.06
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  255

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	$1.32	$1.49	$0.94	$0.97	$0.97
0.60%	—	—	—	—	—
0.75%	1.30	1.47	0.92	0.97	0.97
0.85%	1.37	1.30	—	—	0.97
0.95%	1.28	1.45	0.90	0.97	0.97
1.00%	1.28	1.44	1.05	—	0.97
1.05%	1.35	1.29	—	—	0.97
1.10%	1.35	1.28	—	—	0.97
1.15%	—	—	—	—	—
1.20%	1.26	1.42	1.03	—	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.27	—	—	0.96
1.30%	1.33	1.26	—	—	0.96
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.32	1.25	—	—	0.96
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

		Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Invesco VI	Mid Cap	Mid Cap	Enterprise,	Global
Subaccount	Comstock, Ser II	Gro, Ser I	Gro, Ser II	Serv	Tech, Serv

0.55%	$1.45	$0.98	$0.98	$0.84	$0.61
0.60%	—	—	—	—	—
0.75%	1.42	0.98	0.98	0.82	0.59
0.85%	1.17	—	0.98	—	—
0.95%	1.39	0.98	0.98	0.80	0.58
1.00%	1.39	0.98	0.98	—	1.48
1.05%	1.15	—	0.98	—	—
1.10%	1.15	—	0.98	—	—
1.15%	—	—	—	—	—
1.20%	1.36	0.97	0.97	—	1.44
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	—	0.97	—	—
1.30%	1.14	—	0.97	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.12	—	0.97	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

 256  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Mod, Serv	Serv	Cl I	Serv Cl

0.55%	$1.08	$1.04	$1.38	$1.27	$0.88
0.60%	1.01	1.04	—	—	—
0.75%	1.07	1.04	1.35	1.26	0.86
0.85%	1.06	1.04	—	1.25	1.33
0.95%	1.05	1.04	1.31	1.24	0.84
1.00%	1.05	1.04	2.31	1.24	1.31
1.05%	1.05	1.04	—	1.24	1.32
1.10%	1.05	1.04	—	1.23	1.31
1.15%	1.01	1.04	—	—	—
1.20%	1.04	1.04	2.26	1.23	1.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.04	1.04	—	1.22	1.30
1.30%	1.03	1.03	—	1.22	1.30
1.35%	1.27	1.03	—	—	—
1.40%	1.27	1.03	—	—	—
1.45%	1.02	1.03	—	1.21	1.28
1.50%	1.01	1.03	—	—	—
1.55%	1.27	1.03	—	—	—
1.60%	1.26	1.03	—	—	—
1.65%	1.26	1.03	—	—	—
1.70%	1.26	1.03	—	—	—
1.75%	1.26	1.03	—	—	—
1.80%	1.26	1.03	—	—	—
1.85%	1.00	1.03	—	—	—
1.90%	1.00	1.03	—	—	—

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

0.55%	$1.44	$2.51	$1.22	$1.31	$0.95
0.60%	—	1.07	—	0.92	—
0.75%	1.41	2.45	1.20	1.29	0.94
0.85%	—	1.70	1.26	1.40	1.05
0.95%	1.37	2.40	1.19	1.28	0.93
1.00%	1.63	2.99	1.19	1.27	0.93
1.05%	—	1.68	1.24	1.39	1.04
1.10%	—	1.67	1.24	1.38	1.04
1.15%	—	1.07	—	0.93	—
1.20%	1.59	2.92	1.17	1.25	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.66	1.22	1.37	1.02
1.30%	—	1.65	1.22	1.36	1.02
1.35%	—	1.37	—	1.23	—
1.40%	—	1.37	—	1.23	—
1.45%	—	1.64	1.21	1.35	1.01
1.50%	—	1.07	—	0.93	—
1.55%	—	1.37	—	1.23	—
1.60%	—	1.37	—	1.23	—
1.65%	—	1.36	—	1.23	—
1.70%	—	1.36	—	1.22	—
1.75%	—	1.36	—	1.22	—
1.80%	—	1.36	—	1.22	—
1.85%	—	1.07	—	0.92	—
1.90%	—	1.07	—	0.92	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  257

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Subaccount	Cl S	Serv	Srv	VA, Serv	Serv

0.55%	$—	$1.67	$1.63	$1.64	$—
0.60%	1.00	1.06	—	1.03	—
0.75%	—	1.64	1.60	1.62	—
0.85%	1.22	1.25	1.49	1.24	1.03
0.95%	1.25	1.62	1.57	1.59	—
1.00%	—	1.61	1.57	1.58	—
1.05%	1.20	1.24	1.47	1.22	1.02
1.10%	1.20	1.23	1.46	1.22	1.02
1.15%	1.01	1.08	—	1.03	—
1.20%	1.24	1.58	1.54	1.55	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.19	1.22	1.45	1.21	1.01
1.30%	1.18	1.22	1.45	1.20	1.00
1.35%	1.24	1.28	—	1.37	—
1.40%	1.24	1.28	—	1.37	—
1.45%	1.17	1.20	1.43	1.19	0.99
1.50%	1.00	1.08	—	1.03	—
1.55%	1.23	1.27	—	1.36	—
1.60%	1.23	1.27	—	1.36	—
1.65%	1.23	1.27	—	1.36	—
1.70%	1.23	1.27	—	1.36	—
1.75%	1.23	1.26	—	1.35	—
1.80%	1.22	1.26	—	1.35	—
1.85%	1.00	1.08	—	1.03	—
1.90%	1.00	1.08	—	1.03	—

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Gro, Cl IA

0.55%	$1.48	$1.03	$1.40	$1.34	$—
0.60%	1.08	1.03	—	—	—
0.75%	1.46	1.03	1.37	1.31	—
0.85%	1.48	1.03	—	—	—
0.95%	1.44	1.03	1.34	1.28	—
1.00%	1.43	1.03	1.38	1.40	—
1.05%	1.46	1.03	—	—	—
1.10%	1.46	1.03	—	—	—
1.15%	1.08	1.03	—	—	—
1.20%	1.41	1.03	1.35	1.37	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.45	1.03	—	—	1.59
1.30%	1.44	1.03	—	—	—
1.35%	1.21	1.03	—	—	—
1.40%	1.21	1.03	—	—	—
1.45%	1.43	1.03	—	—	—
1.50%	1.07	1.03	—	—	—
1.55%	1.20	1.03	—	—	—
1.60%	1.20	1.03	—	—	—
1.65%	1.20	1.03	—	—	—
1.70%	1.20	1.03	—	—	—
1.75%	1.20	1.03	—	—	—
1.80%	1.19	1.03	—	—	—
1.85%	1.07	1.03	—	—	—
1.90%	1.07	1.02	—	—	—

 258  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	$1.24	$3.78	$2.90	$1.23	$1.23
0.60%	—	—	—	1.02	—
0.75%	1.23	3.68	2.83	1.22	1.22
0.85%	—	—	—	1.22	1.22
0.95%	1.23	3.59	2.75	1.21	1.21
1.00%	1.23	—	—	1.21	1.21
1.05%	—	—	—	1.21	1.21
1.10%	—	—	—	1.21	1.21
1.15%	—	—	—	1.03	—
1.20%	1.22	—	—	1.20	1.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.20	1.20
1.30%	—	—	—	1.20	1.20
1.35%	—	—	—	1.25	—
1.40%	—	—	—	1.25	—
1.45%	—	—	—	1.20	1.20
1.50%	—	—	—	1.02	—
1.55%	—	—	—	1.24	—
1.60%	—	—	—	1.24	—
1.65%	—	—	—	1.24	—
1.70%	—	—	—	1.24	—
1.75%	—	—	—	1.24	—
1.80%	—	—	—	1.23	—
1.85%	—	—	—	1.02	—
1.90%	—	—	—	1.02	—

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Subaccount	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

0.55%	$—	$—	$—	$1.43	$—
0.60%	1.03	0.98	1.05	—	1.05
0.75%	—	—	—	1.41	—
0.85%	1.11	1.34	1.16	1.37	1.25
0.95%	1.10	1.34	1.16	1.38	1.24
1.00%	—	—	—	1.38	—
1.05%	1.10	1.34	1.16	1.35	1.24
1.10%	1.10	1.33	1.15	1.35	1.24
1.15%	1.03	0.98	1.05	—	1.07
1.20%	1.10	1.33	1.15	1.36	1.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.33	1.15	1.34	1.23
1.30%	1.09	1.33	1.15	1.33	1.23
1.35%	1.09	1.33	1.15	—	1.23
1.40%	1.09	1.32	1.15	—	1.23
1.45%	1.09	1.32	1.14	1.32	1.23
1.50%	1.03	0.97	1.04	—	1.07
1.55%	1.09	1.32	1.14	—	1.22
1.60%	1.09	1.32	1.14	—	1.22
1.65%	1.09	1.32	1.14	—	1.22
1.70%	1.08	1.31	1.14	—	1.22
1.75%	1.08	1.31	1.14	—	1.22
1.80%	1.08	1.31	1.13	—	1.22
1.85%	1.02	0.97	1.04	—	1.06
1.90%	1.02	0.97	1.04	—	1.06

RIVERSOURCE VARIABLE ACCOUNT 10  ■  259

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Subaccount	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

0.55%	$—	$1.15	$1.15	$—	$—
0.60%	1.02	1.03	—	1.03	1.04
0.75%	—	1.14	1.14	—	—
0.85%	1.44	1.14	1.14	1.09	1.12
0.95%	1.44	1.14	1.14	1.09	1.12
1.00%	—	1.13	1.13	—	—
1.05%	1.43	1.13	1.13	1.08	1.12
1.10%	1.43	1.13	1.13	1.08	1.12
1.15%	1.03	1.03	—	1.07	1.03
1.20%	1.43	1.13	1.13	1.08	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.13	1.13	1.08	1.11
1.30%	1.43	1.12	1.12	1.08	1.11
1.35%	1.42	1.13	—	1.08	1.11
1.40%	1.42	1.13	—	1.07	1.11
1.45%	1.42	1.12	1.12	1.07	1.11
1.50%	1.02	1.03	—	1.07	1.03
1.55%	1.42	1.12	—	1.07	1.11
1.60%	1.41	1.12	—	1.07	1.10
1.65%	1.41	1.12	—	1.07	1.10
1.70%	1.41	1.12	—	1.07	1.10
1.75%	1.41	1.12	—	1.06	1.10
1.80%	1.41	1.12	—	1.06	1.10
1.85%	1.02	1.02	—	1.06	1.03
1.90%	1.02	1.02	—	1.06	1.03

	VP Invesco	VP JPM		VP	VP MFS
	Intl	Core Bond,	VP Jennison Mid Cap Gro,	Holl Lg Cap	Val,
Subaccount	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.60%	1.04	1.03	1.01	0.96	1.03
0.75%	—	—	—	—	—
0.85%	1.22	1.10	1.38	1.33	1.31
0.95%	1.22	1.10	1.38	1.32	1.31
1.00%	—	—	—	—	—
1.05%	1.22	1.10	1.38	1.32	1.31
1.10%	1.22	1.10	1.38	1.32	1.31
1.15%	1.06	1.03	1.01	0.95	1.03
1.20%	1.21	1.09	1.37	1.32	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.21	1.09	1.37	1.31	1.30
1.30%	1.21	1.09	1.37	1.31	1.30
1.35%	1.21	1.09	1.37	1.31	1.30
1.40%	1.21	1.09	1.37	1.31	1.30
1.45%	1.21	1.09	1.36	1.31	1.30
1.50%	1.06	1.02	1.01	0.95	1.03
1.55%	1.20	1.08	1.36	1.30	1.29
1.60%	1.20	1.08	1.36	1.30	1.29
1.65%	1.20	1.08	1.36	1.30	1.29
1.70%	1.20	1.08	1.36	1.30	1.29
1.75%	1.20	1.08	1.35	1.30	1.29
1.80%	1.20	1.08	1.35	1.30	1.28
1.85%	1.05	1.02	1.01	0.95	1.03
1.90%	1.05	1.02	1.00	0.95	1.03

 260  ■  RIVERSOURCE VARIABLE ACCOUNT 10

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$1.21	$1.21	$1.22	$1.22	$1.18
0.60%	1.03	—	1.02	—	1.03
0.75%	1.20	1.20	1.21	1.22	1.17
0.85%	1.20	1.20	1.21	1.21	1.17
0.95%	1.19	1.19	1.21	1.21	1.16
1.00%	1.19	1.19	1.21	1.21	1.16
1.05%	1.19	1.19	1.20	1.21	1.16
1.10%	1.19	1.19	1.20	1.20	1.16
1.15%	1.03	—	1.03	—	1.03
1.20%	1.18	1.19	1.20	1.20	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.18	1.18	1.20	1.20	1.15
1.30%	1.18	1.18	1.20	1.20	1.15
1.35%	1.20	—	1.22	—	1.16
1.40%	1.20	—	1.22	—	1.16
1.45%	1.18	1.18	1.19	1.19	1.15
1.50%	1.03	—	1.03	—	1.03
1.55%	1.19	—	1.22	—	1.15
1.60%	1.19	—	1.21	—	1.15
1.65%	1.19	—	1.21	—	1.15
1.70%	1.19	—	1.21	—	1.15
1.75%	1.19	—	1.21	—	1.15
1.80%	1.18	—	1.21	—	1.15
1.85%	1.03	—	1.02	—	1.02
1.90%	1.03	—	1.02	—	1.02

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Subaccount	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

0.55%	$1.18	$—	$—	$—	$—
0.60%	—	1.13	1.04	0.96	0.97
0.75%	1.17	—	—	—	—
0.85%	1.17	1.38	1.36	1.37	1.40
0.95%	1.17	1.38	1.35	1.37	1.40
1.00%	1.16	—	—	—	—
1.05%	1.16	1.38	1.35	1.36	1.39
1.10%	1.16	1.38	1.35	1.36	1.39
1.15%	—	1.15	1.05	0.95	0.97
1.20%	1.16	1.37	1.35	1.36	1.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.16	1.37	1.34	1.36	1.39
1.30%	1.15	1.37	1.34	1.35	1.38
1.35%	—	1.37	1.34	1.35	1.38
1.40%	—	1.37	1.34	1.35	1.38
1.45%	1.15	1.36	1.34	1.35	1.38
1.50%	—	1.14	1.05	0.95	0.97
1.55%	—	1.36	1.33	1.35	1.38
1.60%	—	1.36	1.33	1.34	1.37
1.65%	—	1.36	1.33	1.34	1.37
1.70%	—	1.36	1.33	1.34	1.37
1.75%	—	1.35	1.33	1.34	1.37
1.80%	—	1.35	1.33	1.34	1.37
1.85%	—	1.14	1.04	0.95	0.97
1.90%	—	1.14	1.04	0.95	0.97

RIVERSOURCE VARIABLE ACCOUNT 10  ■  261

	VP Ptnrs	VP Ptnrs		VP Pyramis	VP Sit
	Sm Cap	Sm Cap	VP PIMCO	Intl Eq,	Divd Gro,
Subaccount	Val, Cl 2	Val, Cl 3	Mortgage Backed Sec, Cl 2	Cl 2	Cl 2

0.55%	$—	$2.23	$—	$—	$—
0.60%	1.02	—	1.01	1.07	0.99
0.75%	—	2.19	—	—	—
0.85%	1.31	1.28	1.06	1.21	1.22
0.95%	1.31	2.14	1.06	1.21	1.22
1.00%	—	2.02	—	—	—
1.05%	1.30	1.26	1.05	1.20	1.21
1.10%	1.30	1.26	1.05	1.20	1.21
1.15%	1.03	—	1.00	1.10	1.00
1.20%	1.30	1.97	1.05	1.20	1.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	1.25	1.05	1.20	1.21
1.30%	1.30	1.24	1.05	1.20	1.21
1.35%	1.29	—	1.04	1.19	1.21
1.40%	1.29	—	1.04	1.19	1.20
1.45%	1.29	1.23	1.04	1.19	1.20
1.50%	1.03	—	1.00	1.09	0.99
1.55%	1.29	—	1.04	1.19	1.20
1.60%	1.29	—	1.04	1.19	1.20
1.65%	1.29	—	1.04	1.19	1.20
1.70%	1.28	—	1.04	1.18	1.19
1.75%	1.28	—	1.03	1.18	1.19
1.80%	1.28	—	1.03	1.18	1.19
1.85%	1.03	—	1.00	1.09	0.99
1.90%	1.03	—	1.00	1.09	0.99

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

0.55%	$1.06	—	$1.53	—	$2.74
0.60%	—	1.03	—	1.01	—
0.75%	1.03	—	1.51	—	2.67
0.85%	1.06	1.32	1.28	1.03	1.45
0.95%	1.02	1.32	1.48	1.02	2.60
1.00%	1.02	—	1.47	—	3.13
1.05%	1.05	1.32	1.27	1.02	1.43
1.10%	1.04	1.31	1.26	1.02	1.43
1.15%	—	1.04	—	1.00	—
1.20%	1.00	1.31	1.45	1.02	3.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	1.31	1.25	1.02	1.41
1.30%	1.03	1.31	1.25	1.01	1.41
1.35%	—	1.31	—	1.01	—
1.40%	—	1.30	—	1.01	—
1.45%	1.02	1.30	1.23	1.01	1.39
1.50%	—	1.04	—	1.00	—
1.55%	—	1.30	—	1.01	—
1.60%	—	1.30	—	1.01	—
1.65%	—	1.30	—	1.01	—
1.70%	—	1.29	—	1.01	—
1.75%	—	1.29	—	1.00	—
1.80%	—	1.29	—	1.00	—
1.85%	—	1.04	—	1.00	—
1.90%	—	1.04	—	1.00	—

 262  ■  RIVERSOURCE VARIABLE ACCOUNT 10

		WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	WF Adv
Subaccount	USA	Alloc, Cl 2	Cl 2	Cl 2	VT Sm Cap Gro, Cl 2

0.55%	$2.40	$1.50	$1.39	$1.70	$1.54
0.60%	—	—	—	1.01	0.93
0.75%	2.33	1.47	1.37	1.66	1.50
0.85%	1.33	—	0.99	1.35	1.44
0.95%	2.27	1.43	1.34	1.62	1.47
1.00%	2.02	1.51	1.34	1.69	1.69
1.05%	1.31	—	0.98	1.33	1.43
1.10%	1.30	—	0.98	1.33	1.42
1.15%	—	—	—	1.01	0.94
1.20%	1.98	1.48	1.31	1.65	1.65
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.29	—	0.97	1.32	1.41
1.30%	1.29	—	0.97	1.31	1.40
1.35%	—	—	—	1.30	1.28
1.40%	—	—	—	1.30	1.28
1.45%	1.28	—	0.96	1.30	1.39
1.50%	—	—	—	1.01	0.93
1.55%	—	—	—	1.30	1.27
1.60%	—	—	—	1.30	1.27
1.65%	—	—	—	1.29	1.27
1.70%	—	—	—	1.29	1.27
1.75%	—	—	—	1.29	1.27
1.80%	—	—	—	1.29	1.27
1.85%	—	—	—	1.01	0.93
1.90%	—	—	—	1.01	0.93

The following is a summary of units outstanding at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	47,683	309,567	855,522	—	4,117
0.60%	—	—	—	—	—
0.75%	2,216,887	40,750,041	67,634,824	—	5,967,768
0.85%	1,953,870	5,897,550	21,668,414	1,869,694	—
0.95%	1,312,985	23,312,082	38,807,106	266,912	5,102,357
1.00%	280,277	3,990,778	8,028,296	—	—
1.05%	767,873	3,962,050	10,348,720	1,164,068	—
1.10%	809,118	1,518,954	8,408,501	407,659	—
1.15%	—	—	—	—	—
1.20%	287,542	2,074,475	3,733,909	660,479	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	42,216	247,112	910,720	39,126	—
1.30%	214,164	479,648	3,913,760	630,367	—
1.35%	—	—	—	79,159	—
1.40%	—	—	—	23,961	—
1.45%	12,432	185,159	802,537	204,488	—
1.50%	—	—	—	209,771	—
1.55%	—	—	—	18,144	—
1.60%	—	—	—	4,696	—
1.65%	—	—	—	7,582	—
1.70%	—	—	—	13,766	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	7,945,047	82,727,416	165,112,309	5,599,872	11,074,242

RIVERSOURCE VARIABLE ACCOUNT 10  ■  263

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	47,817	384,531	79,804	107,657	431,463
0.60%	—	—	—	—	—
0.75%	15,013,764	9,352,831	8,724,370	12,258,207	47,968,126
0.85%	—	6,244,145	3,236,685	—	14,115,183
0.95%	8,843,035	6,829,709	4,871,348	10,633,257	31,529,480
1.00%	2,210,529	1,069,066	1,320,123	—	7,262,798
1.05%	—	3,832,523	1,615,743	—	9,195,166
1.10%	—	2,077,223	557,234	—	4,116,916
1.15%	—	—	—	—	13,526
1.20%	986,521	624,806	914,857	—	4,952,788
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	323,004	95,760	—	1,132,638
1.30%	—	1,168,070	311,909	—	3,225,971
1.35%	—	—	—	—	327,375
1.40%	—	—	—	—	154,113
1.45%	—	293,909	88,855	—	913,960
1.50%	—	—	—	—	12,685
1.55%	—	—	—	—	86,911
1.60%	—	—	—	—	11,650
1.65%	—	—	—	—	137,387
1.70%	—	—	—	—	29,170
1.75%	—	—	—	—	—
1.80%	—	—	—	—	5,874
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	27,101,666	32,199,817	21,816,688	22,999,121	125,623,180

		Calvert	Col	Col VP	Col VP
	BlackRock Global	VP SRI	VP	Cash	Cash
Subaccount	Alloc, Cl III	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

0.55%	102,818	5,335	363,253	—	309,005
0.60%	—	—	—	—	—
0.75%	3,746,033	11,585,009	46,103,152	—	96,155,048
0.85%	1,274,956	—	7,709,063	515,074	25,596,746
0.95%	3,225,871	6,095,247	33,359,359	1,172,390	61,799,433
1.00%	445,521	1,338,358	4,617,926	—	9,285,919
1.05%	690,517	—	5,159,455	1,054,727	15,606,785
1.10%	235,530	—	2,750,475	163,239	8,176,490
1.15%	—	—	—	45,802	—
1.20%	427,945	582,528	3,268,989	2,988,062	3,989,735
1.25%	—	—	—	—	—
1.25%	—	—	912,206	—	4,019,452
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	31,868,000	—	25,726,374
1.25%	31,427	—	—	—	—
1.30%	295,150	—	1,981,635	810,915	3,834,069
1.35%	51,124	—	56,594	306,197	—
1.40%	149,276	—	177,356	233,759	—
1.45%	37,154	—	518,063	262,280	3,268,407
1.50%	104,408	—	—	64,354	—
1.55%	78,147	—	151,828	114	—
1.60%	8,002	—	—	188,680	—
1.65%	38,654	—	9,438	56,532	—
1.70%	1,372	—	—	19,242	—
1.75%	25,648	—	—	—	—
1.80%	43,640	—	—	27,220	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	11,013,193	19,606,477	139,006,792	7,908,587	257,767,463

 264  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	—	2,725,685	—	1,536,493	—
0.60%	—	—	—	—	—
0.75%	—	214,369,217	—	166,205,293	—
0.85%	3,372,354	59,211,343	1,085,349	51,118,043	1,647,350
0.95%	6,012,886	156,666,513	1,391,758	99,991,850	1,839,354
1.00%	—	23,879,551	—	18,168,705	—
1.05%	1,947,055	41,229,805	618,619	23,548,232	483,534
1.10%	753,807	18,800,169	342,248	13,508,335	290,756
1.15%	102,271	—	—	—	14,806
1.20%	5,512,439	18,482,203	1,079,202	8,521,616	1,443,823
1.25%	—	—	—	43,172,225	—
1.25%	—	3,269,212	—	2,175,547	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	39,760,623	—	—	—
1.25%	172,199	—	—	—	15,712
1.30%	4,314,813	12,204,677	456,089	6,494,628	787,598
1.35%	903,431	—	136,133	—	176,768
1.40%	510,904	—	165,200	—	217,340
1.45%	537,632	5,731,336	137,265	1,805,463	105,086
1.50%	95,355	—	68,146	—	66,020
1.55%	308,315	—	18,620	—	189,912
1.60%	40,554	—	80,842	—	22,331
1.65%	530,469	—	66,795	—	172,335
1.70%	276,114	—	1,707	—	47,778
1.75%	2,534	—	9,935	—	11,344
1.80%	146,685	—	27,698	—	7,169
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	25,539,817	596,330,334	5,685,606	436,246,430	7,539,016

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

0.55%	742,801	—	1,005,193	294,474	—
0.60%	—	—	—	—	—
0.75%	38,626,842	—	62,203,574	20,198,010	—
0.85%	15,792,565	1,533,332	18,657,483	10,581,135	3,148,918
0.95%	22,279,307	2,019,704	48,278,240	13,407,247	2,837,507
1.00%	3,740,817	—	7,311,355	3,557,152	—
1.05%	7,512,527	539,660	13,496,729	6,403,002	797,996
1.10%	5,246,218	118,529	5,795,269	3,171,389	306,503
1.15%	—	22,826	—	30,419	100,310
1.20%	1,611,161	2,344,701	5,077,018	3,571,931	2,346,518
1.25%	25,558,843	—	—	—	—
1.25%	661,753	—	1,175,096	—	—
1.25%	—	—	—	—	—
1.25%	—	—	11,593,981	—	—
1.25%	—	—	—	—	—
1.25%	—	17,404	—	501,151	28,095
1.30%	2,151,403	474,105	4,691,345	2,303,728	1,312,215
1.35%	—	240,913	—	215,862	262,342
1.40%	—	225,201	—	363,912	287,852
1.45%	546,126	195,010	1,641,256	1,073,344	342,718
1.50%	—	86,658	—	1,149	50,897
1.55%	—	93,501	—	7,855	139,444
1.60%	—	14,351	—	16,359	29,968
1.65%	—	221,069	—	84,273	184,354
1.70%	—	48,086	—	41,874	100,971
1.75%	—	—	—	—	3,363
1.80%	—	10,946	—	951	18,685
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	124,470,363	8,205,996	180,926,539	65,825,217	12,298,656

RIVERSOURCE VARIABLE ACCOUNT 10  ■  265

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	721,710	—	2,007,072	—	345,825
0.60%	—	—	—	—	—
0.75%	82,188,408	—	46,829,519	—	26,231,581
0.85%	18,037,566	1,011,548	15,226,500	355,989	3,480,133
0.95%	64,191,567	1,475,277	32,890,280	445,944	16,902,446
1.00%	6,843,686	—	5,472,865	—	1,779,643
1.05%	11,620,183	882,200	10,682,543	52,649	2,541,620
1.10%	5,322,246	317,805	5,368,761	29,232	1,324,625
1.15%	—	36,930	—	—	—
1.20%	5,670,719	1,880,602	4,216,670	521,901	884,551
1.25%	—	—	—	—	—
1.25%	846,728	—	—	—	200,266
1.25%	—	—	—	—	—
1.25%	20,819,594	—	—	—	—
1.25%	—	—	—	—	26,996,543
1.25%	—	28,234	750,417	—	—
1.30%	3,490,940	426,309	3,544,942	197,321	781,292
1.35%	—	269,168	—	36,536	—
1.40%	—	184,542	—	41,968	—
1.45%	1,563,058	210,056	1,299,445	26,804	249,939
1.50%	—	59,756	—	5,894	—
1.55%	—	212,268	—	—	—
1.60%	—	51,977	—	2,504	—
1.65%	—	85,447	—	42,778	—
1.70%	—	106,416	—	43,670	—
1.75%	—	11,917	—	—	—
1.80%	—	—	—	23,144	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	221,316,405	7,250,452	128,289,014	1,826,334	81,718,464

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Subaccount	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

0.55%	—	1,240,483	—	508,348	—
0.60%	—	—	—	—	—
0.75%	—	88,845,816	—	160,001,743	—
0.85%	309,846	3,914,100	118,045	2,496,887	469,051
0.95%	552,737	51,318,394	251,134	84,368,722	1,602,523
1.00%	—	4,821,751	—	8,621,731	—
1.05%	159,183	2,338,126	94,158	2,294,565	109,934
1.10%	109,278	879,304	65	592,896	181,220
1.15%	15,000	—	13,587	—	—
1.20%	440,737	2,238,842	79,514	3,109,260	1,113,163
1.25%	—	—	—	—	—
1.25%	—	—	—	251,052	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	79,844,839	—
1.25%	5,569	221,419	—	—	4,739
1.30%	96,312	357,047	62,012	423,139	471,148
1.35%	44,792	—	64,062	—	232,629
1.40%	111,936	—	4,481	—	191,240
1.45%	44,382	188,753	24,691	39,606	605,078
1.50%	33,879	—	—	—	302,007
1.55%	128,689	—	10,549	—	73,199
1.60%	—	—	899	—	19,908
1.65%	23,297	—	9,001	—	232,489
1.70%	—	—	36,532	—	202,223
1.75%	14,164	—	9,083	—	—
1.80%	—	—	396	—	8,772
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	2,089,801	156,364,035	778,209	342,552,788	5,819,323

 266  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Subaccount	Gro, Cl 2	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

0.55%	—	666,680	502,418	—	128,072
0.60%	—	—	—	—	—
0.75%	—	55,443,225	15,548,448	—	22,637,835
0.85%	—	23,250,017	6,783,385	153,425	3,033,850
0.95%	956,050,839	30,586,230	9,259,678	91,925	13,009,446
1.00%	—	5,755,420	2,071,733	—	1,049,552
1.05%	641,242,030	10,611,642	3,767,428	14,153	1,844,728
1.10%	—	6,801,245	3,160,589	105,325	929,257
1.15%	8,496,749	—	7,630	3,149	—
1.20%	36,029,828	2,446,330	1,302,061	175,058	560,145
1.25%	—	—	—	—	—
1.25%	—	—	—	—	106,299
1.25%	—	—	—	—	23,575,695
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,074,688	461,509	15,349	—
1.30%	238,830,723	3,334,962	1,471,565	73,240	335,440
1.35%	5,866,436	—	41,769	19,007	—
1.40%	24,797,416	—	97,892	48,854	—
1.45%	5,775,704	828,685	246,954	18,697	91,231
1.50%	9,408,972	—	14,318	1,145	—
1.55%	13,245,144	—	32,709	8,323	—
1.60%	—	—	3,010	1,863	—
1.65%	1,864,572	—	29,998	17,459	—
1.70%	794,886	—	1,245	—	—
1.75%	3,534,267	—	—	—	—
1.80%	10,213	—	—	—	—
1.85%	85,439	—	—	—	—
1.90%	70,699	—	—	—	—

Total	1,946,103,917	140,799,124	44,804,339	746,972	67,301,550

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Subaccount	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

0.55%	—	385,334	209,045	—	204,965
0.60%	—	—	—	—	—
0.75%	—	20,051,027	57,240,628	—	8,169,824
0.85%	216,109	12,607,592	7,378,978	181,313	2,100,916
0.95%	354,343	11,045,261	40,265,161	91,347	4,932,416
1.00%	—	2,080,260	4,258,378	—	801,303
1.05%	135,883	6,153,407	4,407,474	146,435	1,308,826
1.10%	69,456	3,016,884	2,239,546	114,916	461,336
1.15%	—	—	15,515	—	—
1.20%	271,143	1,033,558	2,589,528	269,666	664,872
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	296,907	405,620	4,928	126,698
1.30%	113,484	1,797,864	1,316,970	171,260	353,810
1.35%	10,484	—	93,656	15,309	—
1.40%	33,082	—	335,221	42,525	—
1.45%	26,151	320,018	502,173	46,696	85,252
1.50%	39,656	—	32,385	32,174	—
1.55%	14,329	—	61,635	890	—
1.60%	5,528	—	8,522	1,494	—
1.65%	36,844	—	14,958	10,323	—
1.70%	1,084	—	—	63,652	—
1.75%	—	—	—	—	—
1.80%	19,569	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	1,347,145	58,788,112	121,375,393	1,192,928	19,210,218

RIVERSOURCE VARIABLE ACCOUNT 10  ■  267

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Subaccount	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

0.55%	—	125,857	—	494,372	—
0.60%	—	—	—	—	—
0.75%	—	13,295,125	—	65,849,414	—
0.85%	66,393	1,803,263	368,950	20,952,120	1,807,071
0.95%	193,371	8,170,286	1,593,622	52,933,787	3,268,944
1.00%	—	1,026,687	—	7,912,306	—
1.05%	9,317	1,319,254	1,769,234	10,948,017	869,427
1.10%	74,403	781,372	206,142	4,644,677	365,381
1.15%	—	—	63,112	—	177,739
1.20%	471,123	451,808	880,984	6,553,457	3,267,734
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	54,341	—	1,515,952	58,922
1.30%	70,378	443,715	268,870	4,566,831	1,555,931
1.35%	58,986	—	586,619	—	648,363
1.40%	60,072	—	12,236	—	454,477
1.45%	—	81,283	172,446	3,166,003	176,863
1.50%	6,976	—	159,214	—	235,328
1.55%	7,035	—	92,208	—	737,994
1.60%	733	—	30,630	—	35,503
1.65%	23,166	—	45,048	—	180,159
1.70%	—	—	43,465	—	144,767
1.75%	—	—	—	—	10,247
1.80%	14,618	—	394,588	—	7,537
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	1,056,571	27,552,991	6,687,368	179,536,936	14,002,387

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Subaccount	Return	Serv	VIP, Cl B	Inc	Serv Cl 2

0.55%	624,103	—	59,840	1,489,693	2,280,187
0.60%	—	—	—	—	—
0.75%	31,770,638	—	3,246,338	67,900,372	135,682,959
0.85%	8,762,949	2,088,111	632,520	23,093,148	46,774,910
0.95%	21,621,764	—	2,283,695	50,814,768	84,137,133
1.00%	5,118,992	—	128,591	9,305,928	16,957,796
1.05%	6,076,640	1,617,859	649,954	16,282,323	27,674,955
1.10%	4,448,646	1,139,453	80,570	10,749,660	16,892,899
1.15%	—	—	—	—	14,310
1.20%	2,125,230	—	228,045	5,538,304	10,153,147
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	497,758	236,016	24,200	1,779,436	2,959,578
1.30%	2,200,605	325,192	561,723	7,197,436	10,025,262
1.35%	—	—	—	—	390,698
1.40%	—	—	79,611	—	341,143
1.45%	800,182	303,700	10,392	3,372,041	2,690,451
1.50%	—	—	74,760	—	65,508
1.55%	—	—	17,411	—	157,819
1.60%	—	—	42,675	—	18,911
1.65%	—	—	15,856	—	189,688
1.70%	—	—	—	—	61,242
1.75%	—	—	1,426	—	—
1.80%	—	—	—	—	19,316
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	84,047,507	5,710,331	8,137,607	197,523,109	357,487,912

 268  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	66,692	453,703	104,983	1,062,248	15,170
0.60%	—	—	—	—	—
0.75%	23,384,634	55,533,466	15,673,484	88,454,935	8,801,808
0.85%	—	—	—	36,938,895	—
0.95%	19,404,378	32,761,119	12,400,692	50,559,677	7,128,144
1.00%	—	6,449,017	—	13,281,021	—
1.05%	—	—	—	16,147,026	—
1.10%	—	—	—	10,305,077	—
1.15%	—	—	—	4,171	—
1.20%	—	3,338,358	—	6,546,599	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,733,438	—
1.30%	—	—	—	4,804,832	—
1.35%	—	—	—	298,856	—
1.40%	—	—	—	128,459	—
1.45%	—	—	—	1,109,694	—
1.50%	—	—	—	9,285	—
1.55%	—	—	—	163,638	—
1.60%	—	—	—	7,745	—
1.65%	—	—	—	130,079	—
1.70%	—	—	—	37,942	—
1.75%	—	—	—	880	—
1.80%	—	—	—	29,905	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	42,855,704	98,535,663	28,179,159	231,754,402	15,945,122

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Subaccount	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

0.55%	344,229	170,393	301,063	254,669	447,635
0.60%	—	—	—	—	—
0.75%	24,320,933	31,719,713	22,726,898	33,231,118	42,578,177
0.85%	7,248,347	12,218,110	11,090,271	15,322,148	—
0.95%	16,360,098	18,940,997	14,442,864	22,778,126	26,252,910
1.00%	2,580,633	4,469,977	3,648,523	5,752,779	6,579,554
1.05%	3,742,435	5,431,212	4,258,479	9,330,660	—
1.10%	1,463,258	3,691,122	3,178,262	5,609,294	—
1.15%	—	—	19,542	—	—
1.20%	1,536,051	2,434,880	2,056,793	3,106,617	3,718,845
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	301,203	556,990	259,147	855,217	—
1.30%	859,489	2,659,142	1,505,126	3,380,864	—
1.35%	—	—	99,344	134,707	—
1.40%	—	—	18,780	38,792	—
1.45%	291,849	371,019	400,514	902,465	—
1.50%	—	—	30,479	36,344	—
1.55%	—	—	73,880	42,079	—
1.60%	—	—	1,794	1,361	—
1.65%	—	—	24,555	43,002	—
1.70%	—	—	10,309	27,352	—
1.75%	—	—	—	—	—
1.80%	—	—	2,804	20,618	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	59,048,525	82,663,555	64,149,427	100,868,212	79,577,121

RIVERSOURCE VARIABLE ACCOUNT 10  ■  269

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

0.55%	1,510	546,297	—	148,983	—
0.60%	—	—	—	—	—
0.75%	1,992,554	61,880,622	—	8,770,214	—
0.85%	—	5,827,944	—	—	3,837,462
0.95%	1,616,863	38,124,303	—	4,566,012	—
1.00%	—	5,394,604	—	1,020,478	—
1.05%	—	3,354,899	—	—	2,680,033
1.10%	—	1,083,305	—	—	1,561,940
1.15%	—	—	—	—	—
1.20%	—	2,613,489	—	429,054	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	350,539	41,628,377	—	92,371
1.30%	—	601,139	—	—	572,879
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	232,250	—	—	249,757
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	3,610,927	120,009,391	41,628,377	14,934,741	8,994,442

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	116,705	273,472	476,720	64,613	282,887
0.60%	—	—	—	—	—
0.75%	7,227,033	25,580,292	16,564,842	8,150,934	45,878,413
0.85%	3,559,359	10,017,994	—	—	2,217,335
0.95%	4,583,029	17,044,534	8,097,136	5,741,236	21,812,870
1.00%	842,966	2,584,317	1,875,665	—	6,164,228
1.05%	2,300,125	5,774,332	—	—	1,396,093
1.10%	962,280	3,039,153	—	—	424,888
1.15%	—	—	—	—	—
1.20%	341,231	1,078,564	727,997	—	2,437,153
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84,831	312,842	—	—	87,988
1.30%	498,251	1,385,821	—	—	213,279
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	108,057	296,294	—	—	112,612
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	20,623,867	67,387,615	27,742,360	13,956,783	81,027,746

 270  ■  RIVERSOURCE VARIABLE ACCOUNT 10

		Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Invesco VI	Mid Cap	Mid Cap	Enterprise,	Global
Subaccount	Comstock, Ser II	Gro, Ser I	Gro, Ser II	Serv	Tech, Serv

0.55%	669,591	87,030	49,747	28,442	103,664
0.60%	—	—	—	—	—
0.75%	71,033,656	8,633,428	9,718,580	11,183,972	17,509,406
0.85%	13,183,521	—	1,715,790	—	—
0.95%	35,922,277	6,384,931	5,178,949	5,537,988	10,177,982
1.00%	12,690,225	142,572	1,151,768	—	249,077
1.05%	6,137,304	—	983,464	—	—
1.10%	3,976,173	—	969,296	—	—
1.15%	—	—	—	—	—
1.20%	5,740,470	152,784	681,788	—	96,128
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	613,831	—	63,286	—	—
1.30%	2,097,765	—	366,614	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	555,114	—	45,231	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	152,619,927	15,400,745	20,924,513	16,750,402	28,136,257

	Janus Aspen		Janus Aspen	CB Var Sm	MFS
	Janus,	Janus Aspen Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Mod, Serv	Serv	Cl I	Serv Cl

0.55%	386,925	—	268,816	73,458	211,621
0.60%	—	—	—	—	—
0.75%	17,837,135	252,489	28,306,723	1,455,329	39,848,817
0.85%	11,784,329	62,601	—	2,456,189	2,826,250
0.95%	10,929,075	59,968	20,795,830	1,133,354	26,338,852
1.00%	1,944,244	—	632,841	311,322	2,964,298
1.05%	4,255,975	26,068	—	1,632,016	2,102,065
1.10%	2,789,872	1,942	—	962,160	1,481,844
1.15%	13,465	—	—	—	—
1.20%	1,062,855	—	317,531	116,449	1,186,591
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	320,344	—	—	45,610	358,690
1.30%	1,514,312	4,687	—	443,603	526,221
1.35%	34,441	—	—	—	—
1.40%	—	14,404	—	—	—
1.45%	519,123	4,855	—	110,055	369,000
1.50%	2,967	—	—	—	—
1.55%	17,714	12,107	—	—	—
1.60%	3,435	—	—	—	—
1.65%	2,437	—	—	—	—
1.70%	3,178	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	53,421,826	439,121	50,321,741	8,739,545	78,214,249

RIVERSOURCE VARIABLE ACCOUNT 10  ■  271

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

0.55%	89,045	583,788	314,384	240,566	164,925
0.60%	—	—	—	—	—
0.75%	20,046,589	38,539,182	19,517,513	11,635,336	6,765,170
0.85%	—	17,920,103	7,543,623	5,354,974	3,458,658
0.95%	14,560,537	24,762,957	11,520,682	7,546,827	3,744,081
1.00%	1,741,680	3,606,438	3,249,173	1,377,598	546,170
1.05%	—	10,094,699	4,276,141	2,511,745	1,517,898
1.10%	—	4,763,323	3,075,686	1,732,466	1,263,336
1.15%	—	4,310	—	4,649	—
1.20%	1,013,652	2,678,840	1,650,514	1,242,191	219,716
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	486,443	312,309	221,022	104,157
1.30%	—	3,681,603	1,694,183	1,060,543	536,363
1.35%	—	174,629	—	53,518	—
1.40%	—	215,335	—	34,713	—
1.45%	—	903,259	470,306	214,296	80,192
1.50%	—	65,749	—	—	—
1.55%	—	140,592	—	18,582	—
1.60%	—	24,767	—	4,988	—
1.65%	—	125,365	—	13,618	—
1.70%	—	59,555	—	6,166	—
1.75%	—	3,158	—	—	—
1.80%	—	18,945	—	456	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	37,451,503	108,853,040	53,624,514	33,274,254	18,400,666

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Subaccount	Cl S	Serv	Srv	VA, Serv	Serv

0.55%	—	349,411	3,277,026	360,242	—
0.60%	—	—	—	—	—
0.75%	—	21,565,891	194,916,337	13,917,826	—
0.85%	1,213,993	8,141,693	57,220,663	6,321,822	1,658,386
0.95%	190,603	14,055,037	136,643,662	8,533,728	—
1.00%	—	4,069,630	26,207,721	2,695,903	—
1.05%	662,001	4,489,751	43,698,696	4,034,633	1,065,539
1.10%	473,121	2,626,074	21,536,239	2,726,122	361,621
1.15%	—	6,068	—	—	—
1.20%	115,297	2,439,840	17,582,458	1,506,396	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	117,801	838,287	3,703,280	339,926	103,303
1.30%	125,107	1,486,891	17,181,112	1,572,225	458,731
1.35%	2,493	239,325	—	45,198	—
1.40%	—	59,118	—	43,415	—
1.45%	26,362	520,405	6,209,735	249,090	366,494
1.50%	5,447	—	—	43,080	—
1.55%	—	272,589	—	28,628	—
1.60%	859	—	—	2,799	—
1.65%	—	23,752	—	7,517	—
1.70%	2,277	2,000	—	1,058	—
1.75%	—	—	—	—	—
1.80%	—	873	—	2,598	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	2,935,361	61,186,635	528,176,929	42,432,206	4,014,074

 272  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Gro, Cl IA

0.55%	688,294	54,456	52,131	20,439	—
0.60%	—	—	—	—	—
0.75%	69,811,381	862,798	7,626,307	8,813,235	—
0.85%	23,468,434	245,601	—	—	—
0.95%	51,222,920	1,075,643	4,303,030	5,772,298	—
1.00%	9,796,225	58,537	1,184,889	949,823	—
1.05%	16,929,475	224,179	—	—	—
1.10%	9,044,072	89,576	—	—	—
1.15%	—	—	—	—	—
1.20%	9,641,703	233,334	432,525	444,317	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,305,721	—	—	—	34,299,006
1.30%	6,952,055	128,596	—	—	—
1.35%	440,921	—	—	—	—
1.40%	184,248	123,964	—	—	—
1.45%	3,141,426	—	—	—	—
1.50%	350,314	25,396	—	—	—
1.55%	300,259	1,949	—	—	—
1.60%	43,356	6,521	—	—	—
1.65%	330,618	120,906	—	—	—
1.70%	256,355	—	—	—	—
1.75%	1,787	—	—	—	—
1.80%	133,351	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	205,042,915	3,251,456	13,598,882	16,000,112	34,299,006

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	122,929	30,384	26,847	1,277,384	16,381,524
0.60%	—	—	—	—	—
0.75%	11,915,844	4,560,269	5,377,145	59,073,594	213,296,456
0.85%	—	—	—	288,563,918	569,607,130
0.95%	7,461,113	4,108,117	4,998,662	177,549,329	87,969,310
1.00%	346,762	—	—	5,854,943	21,495,873
1.05%	—	—	—	11,278,299	166,109,797
1.10%	—	—	—	30,798,359	109,832,491
1.15%	—	—	—	53,240	—
1.20%	106,464	—	—	95,227,920	5,386,109
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,511,881	4,233,122
1.30%	—	—	—	11,659,182	28,893,648
1.35%	—	—	—	1,196,945	—
1.40%	—	—	—	4,221,622	—
1.45%	—	—	—	4,970,206	1,462,760
1.50%	—	—	—	8,303	—
1.55%	—	—	—	799,675	—
1.60%	—	—	—	310,087	—
1.65%	—	—	—	2,507,678	—
1.70%	—	—	—	197,495	—
1.75%	—	—	—	38,427	—
1.80%	—	—	—	81,683	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	19,953,112	8,698,770	10,402,654	697,180,170	1,224,668,220

RIVERSOURCE VARIABLE ACCOUNT 10  ■  273

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Subaccount	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

0.55%	—	—	—	767,757	—
0.60%	—	—	—	—	—
0.75%	—	—	—	72,376,962	—
0.85%	794,815	217,983	1,262,852	18,165,437	1,025,290
0.95%	1,850,665	162,022	1,542,477	48,159,844	1,263,384
1.00%	—	—	—	8,689,592	—
1.05%	258,519	66,472	520,522	11,600,383	394,039
1.10%	71,531	12,585	199,642	5,553,477	195,453
1.15%	—	—	—	—	24,473
1.20%	1,384,183	153,903	1,761,516	6,546,904	1,201,194
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	13,172	1,028,763	2,545
1.30%	595,454	248,477	747,895	5,535,855	533,166
1.35%	392,040	60,059	389,719	—	59,316
1.40%	85,157	44,044	290,573	—	208,732
1.45%	31,982	545	352,659	2,237,438	108,305
1.50%	24,411	6,090	78,709	—	75,596
1.55%	106,639	20,322	153,062	—	65,951
1.60%	8,524	1,771	43,736	—	1,649
1.65%	101,389	25,755	204,920	—	42,953
1.70%	50,720	17,624	107,512	—	13,359
1.75%	—	—	1,868	—	5,451
1.80%	6,147	1,376	23,951	—	21,445
1.85%	—	—	—	—	—
1.90%	—	—	126,511	—	—

Total	5,762,176	1,039,028	7,821,296	180,662,412	5,242,301

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Subaccount	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

0.55%	—	5,335,099	6,407,599	—	—
0.60%	—	—	—	—	—
0.75%	—	103,582,240	217,500,203	—	—
0.85%	816,943	179,383,299	632,916,618	350,394	1,208,057
0.95%	836,174	211,588,585	146,040,811	458,603	1,624,335
1.00%	—	11,503,617	19,179,338	—	—
1.05%	203,556	31,545,225	303,501,685	16,471	611,487
1.10%	71,372	33,352,396	191,954,729	75,263	974,102
1.15%	—	81,248	—	10,270	8,291
1.20%	817,603	160,513,383	18,739,413	722,909	2,671,911
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,752	4,741,228	19,721,725	15,494	30,858
1.30%	386,549	36,267,180	100,315,894	123,846	758,980
1.35%	126,552	14,119,056	—	22,602	1,135,326
1.40%	107,101	12,192,090	—	42,325	176,117
1.45%	68,240	18,371,936	31,090,290	22,417	353,241
1.50%	16,111	616,476	—	4,884	94,584
1.55%	20,041	9,334,581	—	6,386	260,615
1.60%	—	4,548,673	—	2,355	38,711
1.65%	43,715	8,419,290	—	38,644	223,561
1.70%	35,236	4,523,993	—	35,579	141,506
1.75%	—	1,009,025	—	—	—
1.80%	18,106	1,213,163	—	519	12,987
1.85%	—	—	—	—	—
1.90%	—	510,167	—	—	—

Total	3,573,051	852,751,950	1,687,368,305	1,948,961	10,324,669

 274  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Invesco	VP JPM		VP	VP MFS
	Intl	Core Bond,	VP Jennison Mid Cap Gro,	Holl Lg Cap	Val,
Subaccount	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

0.55%	—	—	—	—	—
0.60%	—	—	—	—	—
0.75%	—	—	—	—	—
0.85%	407,768	893,631	294,988	260,773	284,210
0.95%	533,429	1,026,832	327,517	699,545	424,912
1.00%	—	—	—	—	—
1.05%	208,312	398,460	94,833	197,080	47,409
1.10%	72,114	45,579	146,266	116,804	82,720
1.15%	—	7,294	—	—	8,105
1.20%	741,146	1,316,108	217,826	527,597	564,711
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	18,642	—	532
1.30%	167,738	544,849	170,717	275,185	161,475
1.35%	113,125	173,217	33,495	121,169	53,939
1.40%	26,836	130,255	122,413	72,351	165,706
1.45%	18,729	139,138	59,024	11,199	72,553
1.50%	16,542	37,611	27,212	15,243	38,680
1.55%	9,200	191,624	484	46,718	67,150
1.60%	3,949	17,602	1,944	2,175	—
1.65%	14,386	84,781	2,507	4,219	28,112
1.70%	6,046	23,555	37,136	58,974	5,434
1.75%	—	28,544	6,364	—	—
1.80%	10,200	22,252	—	23,574	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	2,349,520	5,081,332	1,561,368	2,432,606	2,005,648

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	4,777,895	17,265,619	1,377,910	24,937,800	1,950,327
0.60%	492	—	—	—	—
0.75%	377,699,417	1,322,145,653	196,987,560	837,812,636	197,628,750
0.85%	1,710,156,106	3,811,595,820	1,155,593,986	2,256,097,358	429,366,878
0.95%	1,323,161,499	756,579,916	671,792,159	380,336,245	457,929,685
1.00%	36,075,035	145,577,451	16,416,370	75,513,691	18,951,702
1.05%	112,004,087	1,536,120,192	60,473,200	751,540,439	57,974,931
1.10%	188,878,669	1,029,788,435	118,428,584	428,502,841	55,876,735
1.15%	317,592	—	17,824	—	139,897
1.20%	983,580,909	66,495,345	416,635,932	20,324,933	315,032,749
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,675,299	40,535,858	7,742,995	19,791,334	7,326,057
1.30%	125,044,482	404,133,048	55,799,006	123,091,938	57,700,867
1.35%	30,878,030	—	9,398,327	—	19,190,030
1.40%	45,726,396	—	13,968,656	—	19,210,885
1.45%	67,842,391	32,280,598	32,489,444	7,701,560	26,691,296
1.50%	5,877,532	—	1,516,480	—	2,390,749
1.55%	18,225,977	—	3,241,869	—	11,301,698
1.60%	7,267,591	—	2,454,425	—	1,843,410
1.65%	27,189,786	—	9,748,544	—	8,975,603
1.70%	5,682,511	—	595,100	—	3,282,138
1.75%	1,299,528	—	56,465	—	3,281,359
1.80%	1,234,859	—	572,406	—	1,751,131
1.85%	—	—	—	—	—
1.90%	19,711	—	35,332	—	213,192

Total	5,088,615,794	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069

RIVERSOURCE VARIABLE ACCOUNT 10  ■  275

		VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	VP Mod Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Subaccount	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

0.55%	4,691,473	—	—	—	—
0.60%	—	—	—	—	—
0.75%	449,176,770	—	—	—	—
0.85%	1,156,616,671	1,064,736	366,164	128,242	154,046
0.95%	314,235,004	905,778	618,168	177,370	295,454
1.00%	51,432,575	—	—	—	—
1.05%	507,073,893	235,327	79,627	112,987	73,447
1.10%	368,243,911	158,738	132,707	46,710	25,216
1.15%	—	39,740	—	—	—
1.20%	30,767,910	1,003,864	631,588	144,322	177,527
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22,396,237	—	14,176	—	3,941
1.30%	193,942,191	448,152	319,363	209,619	54,505
1.35%	—	207,095	100,737	6,321	6,729
1.40%	—	173,693	150,443	51,550	13,418
1.45%	35,259,039	35,053	103,678	15,042	—
1.50%	—	26,104	72,657	26,325	2,807
1.55%	—	186,789	66,098	17,877	1,295
1.60%	—	1,737	13,854	8,283	6,546
1.65%	—	55,713	33,062	8,751	734
1.70%	—	10,368	5,450	17,055	—
1.75%	—	—	—	—	—
1.80%	—	3,856	404	403	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	3,133,835,674	4,556,743	2,708,176	970,857	815,665

	VP Ptnrs	VP Ptnrs		VP Pyramis	VP Sit
	Sm Cap	Sm Cap	VP PIMCO Mortgage	Intl Eq,	Divd Gro,
Subaccount	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

0.55%	—	401,651	—	—	—
0.60%	—	—	—	—	—
0.75%	—	31,851,272	—	—	—
0.85%	211,797	7,960,428	823,557	144,615	295,899
0.95%	446,791	16,924,759	756,229	123,097	445,257
1.00%	—	3,689,236	—	—	—
1.05%	62,755	3,807,348	186,974	59,985	102,663
1.10%	36,536	1,853,811	50,889	79,859	69,005
1.15%	—	—	20,573	—	5,231
1.20%	214,867	1,724,886	637,369	376,162	354,284
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,800	230,341	2,491	—	—
1.30%	81,301	879,998	256,135	167,896	134,611
1.35%	40,680	—	89,063	23,470	32,685
1.40%	48,811	—	108,222	26,802	47,967
1.45%	13,881	242,147	280,053	771	31,482
1.50%	2,707	—	40,552	26,262	5,886
1.55%	4,611	—	22,866	2,442	6,045
1.60%	3,414	—	16,696	—	—
1.65%	8,921	—	57,606	5,886	52,089
1.70%	—	—	18,692	1,214	40,207
1.75%	—	—	4,140	—	—
1.80%	3,689	—	33,249	478	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	1,184,561	69,565,877	3,405,356	1,038,939	1,623,311

 276  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

0.55%	199,611	—	124,785	—	887,059
0.60%	—	—	—	—	—
0.75%	13,839,575	—	3,730,955	—	53,435,508
0.85%	9,483,856	751,773	1,529,988	217,863	21,094,163
0.95%	7,220,669	587,819	2,101,150	307,986	32,327,849
1.00%	965,529	—	366,126	—	5,939,724
1.05%	3,762,983	107,173	1,060,700	322,531	11,329,578
1.10%	1,763,755	109,231	292,519	88,798	5,891,113
1.15%	—	—	—	32,235	—
1.20%	547,212	544,004	218,396	395,393	2,671,492
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	172,947	9,992	61,818	—	716,542
1.30%	1,032,528	254,944	171,127	80,089	2,922,248
1.35%	—	90,561	—	174,772	—
1.40%	—	6,646	—	11,178	—
1.45%	269,611	18,384	22,141	50,625	585,399
1.50%	—	2,619	—	—	—
1.55%	—	12,603	—	25,188	—
1.60%	—	1,899	—	2,306	—
1.65%	—	72,484	—	188,641	—
1.70%	—	32,120	—	6,496	—
1.75%	—	—	—	—	—
1.80%	—	419	—	12,305	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	39,258,276	2,602,671	9,679,705	1,916,406	137,800,675

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Subaccount	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

0.55%	631,310	117	277,567	108,555	136,451
0.60%	—	—	—	—	—
0.75%	69,931,848	10,620,621	13,374,158	16,304,668	15,400,145
0.85%	18,922,586	—	7,030,350	4,858,569	6,576,996
0.95%	43,824,140	7,204,352	9,559,519	10,720,600	10,200,863
1.00%	10,444,638	1,316,828	2,144,299	1,997,056	1,790,805
1.05%	9,490,603	—	3,014,014	3,172,889	3,924,664
1.10%	5,244,060	—	1,819,813	2,193,504	1,835,708
1.15%	—	—	—	—	4,630
1.20%	4,290,136	522,810	1,221,076	1,294,734	1,006,262
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	880,529	—	194,685	225,507	295,083
1.30%	2,491,753	—	1,163,159	1,089,965	968,791
1.35%	—	—	—	32,950	57,160
1.40%	—	—	—	52,139	21,277
1.45%	479,625	—	241,263	293,068	335,027
1.50%	—	—	—	—	36,812
1.55%	—	—	—	62,728	10,564
1.60%	—	—	—	6,973	3,976
1.65%	—	—	—	131,518	32,597
1.70%	—	—	—	56,475	71,041
1.75%	—	—	—	—	—
1.80%	—	—	—	5,637	14,752
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	166,631,228	19,664,728	40,039,903	42,607,535	42,723,604

RIVERSOURCE VARIABLE ACCOUNT 10  ■  277

The following is a summary of net assets at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	$52,163	$413,013	$1,395,244	$—	$5,511
0.60%	—	—	—	129	—
0.75%	2,424,167	53,172,198	103,767,293	—	7,822,586
0.85%	2,126,182	6,922,587	16,266,002	2,250,286	—
0.95%	1,398,531	29,775,306	58,316,194	355,681	6,484,414
1.00%	297,540	5,513,303	12,472,596	—	—
1.05%	824,781	4,600,560	7,719,570	1,382,872	—
1.10%	866,576	1,749,647	6,209,255	482,739	—
1.15%	—	—	—	129	—
1.20%	300,784	2,817,331	5,685,887	874,711	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	44,754	281,777	665,555	45,870	—
1.30%	226,230	545,453	2,852,406	736,762	—
1.35%	—	—	—	104,399	—
1.40%	—	—	—	31,563	—
1.45%	12,993	208,518	582,576	236,670	—
1.50%	—	—	—	206,910	—
1.55%	—	—	—	23,812	—
1.60%	—	—	—	6,156	—
1.65%	—	—	—	9,925	—
1.70%	—	—	—	18,000	—
1.75%	—	—	—	125	—
1.80%	—	—	—	133	—
1.85%	—	—	—	128	—
1.90%	—	—	—	128	—

Total	$8,574,701	$105,999,693	$215,932,578	$6,767,128	$14,312,511

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	$70,234	$454,372	$96,938	$215,716	$726,485
0.60%	—	—	—	—	80
0.75%	21,543,432	10,931,167	10,456,577	24,100,122	79,018,527
0.85%	—	9,015,718	4,035,093	—	16,917,263
0.95%	12,481,555	7,934,335	5,749,164	20,422,747	50,910,226
1.00%	3,569,674	1,231,413	1,552,283	—	11,564,559
1.05%	—	5,479,216	1,987,905	—	10,877,520
1.10%	—	2,950,348	683,406	—	4,854,217
1.15%	—	—	—	—	14,099
1.20%	1,562,735	711,935	1,060,496	—	7,715,879
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	454,225	116,125	—	1,322,405
1.30%	—	1,637,507	377,477	—	3,753,940
1.35%	—	—	—	—	426,481
1.40%	—	—	—	—	200,539
1.45%	—	407,972	106,747	—	1,053,637
1.50%	—	—	—	—	13,188
1.55%	—	—	—	—	112,674
1.60%	—	—	—	—	15,085
1.65%	—	—	—	—	177,676
1.70%	—	—	—	—	37,683
1.75%	—	—	—	—	93
1.80%	—	—	—	—	7,570
1.85%	—	—	—	—	79
1.90%	—	—	—	—	79

Total	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,984

 278  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	BlackRock	Calvert	Col	Col VP	Col VP
	Global	VP SRI	VP	Cash	Cash
Subaccount	Alloc, Cl III	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

0.55%	$106,080	$6,694	$785,030	$—	$377,089
0.60%	78	—	11	1,993	—
0.75%	3,859,049	14,213,531	63,683,878	—	114,327,466
0.85%	1,312,645	—	9,640,617	504,721	26,636,950
0.95%	3,354,068	7,304,695	45,226,089	1,145,683	71,625,320
1.00%	458,206	1,812,405	6,932,602	—	9,802,959
1.05%	709,929	—	6,450,150	1,028,033	16,030,513
1.10%	242,065	—	3,383,803	159,008	8,369,906
1.15%	78	—	11	45,424	—
1.20%	439,510	771,894	4,748,240	2,901,977	4,119,402
1.25%	—	—	—	—	—
1.25%	—	—	1,111,438	—	4,075,067
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	66,441,906	—	32,818,128
1.25%	32,265	—	—	2,016	—
1.30%	302,914	—	2,406,312	785,600	3,873,542
1.35%	52,450	—	73,518	296,369	—
1.40%	153,094	—	230,127	225,919	—
1.45%	38,094	—	623,145	253,132	3,270,488
1.50%	107,010	—	10	63,652	—
1.55%	80,062	—	196,285	2,009	—
1.60%	8,196	—	13	181,451	—
1.65%	39,577	—	12,171	54,300	—
1.70%	1,482	—	13	18,454	—
1.75%	26,240	—	13	1,991	—
1.80%	44,634	—	13	26,051	—
1.85%	78	—	11	1,999	—
1.90%	78	—	11	1,999	—

Total	$11,367,882	$24,109,219	$211,945,417	$7,701,781	$295,326,830

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$5,035,254	$—	$2,959,537	$—
0.60%	78	—	10	—	81
0.75%	—	387,015,391	—	299,765,989	—
0.85%	3,860,884	82,908,707	1,393,479	56,875,680	1,874,941
0.95%	6,866,560	275,627,715	1,782,699	175,860,970	2,088,075
1.00%	—	36,621,148	—	32,231,369	—
1.05%	2,217,870	57,020,635	790,297	25,883,235	547,556
1.10%	857,704	25,906,635	436,723	14,787,444	328,866
1.15%	107,194	—	10	—	15,672
1.20%	6,256,549	27,772,752	1,373,672	14,731,192	1,629,328
1.25%	—	—	—	73,817,525	—
1.25%	—	4,481,674	—	2,356,438	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	76,900,468	—	—	—
1.25%	195,217	—	13	—	17,706
1.30%	4,884,812	16,585,411	579,072	7,011,439	886,416
1.35%	1,021,383	—	172,746	—	198,831
1.40%	577,106	—	209,269	—	244,038
1.45%	606,446	7,723,816	173,648	1,930,310	117,842
1.50%	99,686	—	69,257	—	69,700
1.55%	346,936	—	23,495	—	212,458
1.60%	45,580	—	101,893	—	24,950
1.65%	595,524	—	84,093	—	192,304
1.70%	309,557	—	2,149	—	53,248
1.75%	2,922	—	12,477	—	12,627
1.80%	164,071	—	34,744	—	7,969
1.85%	78	—	11	—	80
1.90%	78	—	10	—	80

Total	$29,016,235	$1,003,599,606	$7,239,767	$708,211,128	$8,522,768

RIVERSOURCE VARIABLE ACCOUNT 10  ■  279

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

0.55%	$1,980,684	$—	$2,015,539	$461,753	$—
0.60%	—	78	—	81	81
0.75%	96,212,976	—	121,602,968	31,257,916	—
0.85%	25,634,675	1,743,861	26,531,172	16,454,230	4,078,270
0.95%	54,227,714	2,291,301	91,995,642	20,541,285	3,665,772
1.00%	12,108,496	—	13,509,917	5,413,729	—
1.05%	12,075,156	610,681	18,943,037	9,822,584	1,028,310
1.10%	8,368,380	133,973	8,094,567	4,850,151	394,531
1.15%	—	23,821	—	33,221	109,619
1.20%	5,095,666	2,643,701	9,183,218	5,362,625	3,012,986
1.25%	51,149,235	—	—	—	—
1.25%	1,044,895	—	1,625,520	—	—
1.25%	—	—	—	—	—
1.25%	—	—	23,756,709	—	—
1.25%	—	—	—	—	—
1.25%	—	19,598	—	758,994	36,032
1.30%	3,387,145	533,216	6,467,129	3,476,729	1,680,535
1.35%	—	270,596	—	249,087	335,622
1.40%	—	252,706	—	419,494	367,831
1.45%	851,517	218,523	2,240,700	1,604,477	437,334
1.50%	—	90,194	—	1,332	55,475
1.55%	—	104,542	—	9,020	177,626
1.60%	—	16,024	—	18,764	38,104
1.65%	—	246,536	—	96,531	234,124
1.70%	—	53,555	—	47,903	128,063
1.75%	—	83	—	86	4,356
1.80%	—	12,162	—	1,087	23,642
1.85%	—	77	—	81	81
1.90%	—	77	—	81	81

Total	$272,136,539	$9,265,305	$325,966,118	$100,881,241	$15,808,475

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$1,590,202	$—	$3,647,320	$—	$383,638
0.60%	—	81	—	81	—
0.75%	176,958,624	—	83,816,693	—	28,457,838
0.85%	30,211,040	1,297,964	25,368,581	429,716	3,914,416
0.95%	134,843,395	1,888,261	58,024,489	536,962	17,949,872
1.00%	15,229,544	—	9,583,372	—	2,934,294
1.05%	19,199,196	1,126,241	17,561,434	63,243	2,820,387
1.10%	8,777,712	405,275	8,781,626	35,069	1,464,997
1.15%	—	40,280	—	81	—
1.20%	12,569,225	2,392,255	7,265,932	624,547	1,426,863
1.25%	—	—	—	—	—
1.25%	1,380,954	—	—	—	219,327
1.25%	—	—	—	—	—
1.25%	49,132,937	—	—	—	—
1.25%	—	—	—	—	38,700,697
1.25%	—	35,874	1,215,306	86	—
1.30%	5,674,045	540,901	5,722,603	235,565	853,093
1.35%	—	341,050	—	43,597	—
1.40%	—	233,628	—	49,983	—
1.45%	2,516,349	265,555	2,165,980	31,881	270,186
1.50%	—	65,008	—	6,276	—
1.55%	—	267,840	—	85	—
1.60%	—	65,471	—	3,051	—
1.65%	—	107,510	—	50,635	—
1.70%	—	133,714	—	51,623	—
1.75%	—	14,955	—	85	—
1.80%	—	94	—	27,294	—
1.85%	—	81	—	80	—
1.90%	—	81	—	80	—

Total	$458,083,223	$9,222,119	$223,153,336	$2,190,020	$99,395,608

 280  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Subaccount	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

0.55%	$—	$944,128	$—	$495,311	$—
0.60%	10	—	10	—	77
0.75%	—	66,900,620	—	152,551,871	—
0.85%	427,335	4,525,185	167,477	2,843,872	505,243
0.95%	760,445	37,546,131	355,412	78,932,966	1,721,903
1.00%	—	5,683,177	—	10,129,146	—
1.05%	218,454	2,667,977	132,920	2,579,820	117,821
1.10%	149,794	1,010,989	105	664,387	194,011
1.15%	15,242	—	13,474	—	77
1.20%	602,643	2,589,100	111,839	3,889,648	1,188,764
1.25%	—	—	—	—	—
1.25%	—	—	—	278,608	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	120,837,844	—
1.25%	7,606	249,082	14	—	5,055
1.30%	131,362	400,863	87,002	468,036	501,884
1.35%	61,095	—	89,774	—	247,506
1.40%	152,321	—	6,273	—	203,266
1.45%	60,311	209,842	34,515	43,229	642,158
1.50%	34,337	—	10	—	309,571
1.55%	174,475	—	14,713	—	77,521
1.60%	13	—	1,265	—	21,053
1.65%	31,508	—	12,523	—	245,577
1.70%	13	—	50,757	—	213,315
1.75%	19,108	—	12,605	—	80
1.80%	13	—	561	—	9,233
1.85%	10	—	10	—	77
1.90%	10	—	10	—	77

Total	$2,846,105	$122,727,094	$1,091,269	$373,714,738	$6,204,269

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Subaccount	Gro, Cl 2	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

0.55%	$—	$918,146	$495,721	$—	$189,438
0.60%	—	—	78	10	—
0.75%	—	64,884,773	15,159,109	—	32,346,308
0.85%	—	28,972,744	7,432,870	180,612	3,711,290
0.95%	976,290,102	35,482,559	9,015,599	107,945	18,229,079
1.00%	—	6,621,032	1,983,718	—	1,502,247
1.05%	654,329,082	13,047,443	4,056,148	16,578	2,227,355
1.10%	—	8,330,813	3,392,006	123,226	1,127,960
1.15%	8,664,704	—	7,896	3,024	—
1.20%	36,727,384	2,776,892	1,234,317	204,305	797,770
1.25%	—	—	—	—	—
1.25%	—	—	—	—	126,399
1.25%	—	—	—	—	25,991,463
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,303,793	490,433	17,892	—
1.30%	243,274,447	4,032,128	1,558,895	85,263	398,353
1.35%	5,973,754	—	48,981	22,101	—
1.40%	25,243,302	—	114,350	56,744	—
1.45%	5,877,131	991,937	259,018	21,686	107,327
1.50%	9,571,113	—	14,778	1,103	—
1.55%	13,469,008	—	38,070	9,632	—
1.60%	—	—	3,499	2,153	—
1.65%	1,894,705	—	34,827	20,153	—
1.70%	807,469	—	1,444	11	—
1.75%	3,588,822	—	75	11	—
1.80%	10,367	—	75	11	—
1.85%	86,695	—	78	10	—
1.90%	71,714	—	78	10	—

Total	$1,985,879,799	$167,362,260	$45,342,063	$872,480	$86,754,989

RIVERSOURCE VARIABLE ACCOUNT 10  ■  281

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Subaccount	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

0.55%	$—	$579,492	$228,365	$—	$286,079
0.60%	11	—	10	11	—
0.75%	—	29,610,067	61,723,077	—	11,200,455
0.85%	290,395	14,851,980	8,987,820	249,038	2,479,669
0.95%	475,040	16,074,232	42,296,253	125,156	6,649,209
1.00%	—	3,025,908	5,843,703	—	1,074,252
1.05%	181,678	7,168,928	5,327,669	200,132	1,526,150
1.10%	92,757	3,495,910	2,683,659	156,873	535,613
1.15%	11	—	15,921	11	—
1.20%	361,299	1,473,414	3,476,916	367,216	875,473
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13	340,612	481,350	6,703	145,732
1.30%	150,799	2,055,904	1,557,403	232,624	405,518
1.35%	13,916	—	125,854	20,813	—
1.40%	43,859	—	449,866	57,631	—
1.45%	34,624	362,358	588,163	63,196	96,754
1.50%	41,246	—	33,148	32,956	—
1.55%	18,927	—	82,410	1,215	—
1.60%	7,292	—	11,379	2,015	—
1.65%	48,546	—	19,951	13,903	—
1.70%	1,440	—	13	85,617	—
1.75%	13	—	13	13	—
1.80%	25,690	—	13	13	—
1.85%	11	—	10	11	—
1.90%	11	—	10	11	—

Total	$1,787,578	$79,038,805	$133,932,976	$1,615,158	$25,274,904

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Subaccount	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

0.55%	$—	$244,343	$—	$702,345	$—
0.60%	11	—	76	—	80
0.75%	—	25,344,897	—	91,031,846	—
0.85%	89,402	2,113,613	373,291	23,588,949	1,901,167
0.95%	259,741	15,146,989	1,608,402	71,172,777	3,433,353
1.00%	—	1,824,187	—	9,246,384	—
1.05%	12,483	1,526,400	1,781,094	12,206,463	911,561
1.10%	99,574	901,143	207,298	5,144,958	382,786
1.15%	11	—	63,267	—	190,539
1.20%	628,994	785,381	883,698	7,489,185	3,417,512
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13	62,059	77	1,663,178	61,574
1.30%	93,718	505,195	269,007	4,992,448	1,624,392
1.35%	78,456	—	586,320	—	676,212
1.40%	79,811	—	12,214	—	474,036
1.45%	13	91,568	171,918	3,457,431	184,208
1.50%	7,095	—	159,186	—	251,623
1.55%	9,312	—	91,705	—	767,367
1.60%	970	—	30,422	—	36,880
1.65%	30,589	—	44,691	—	186,999
1.70%	13	—	43,072	—	150,134
1.75%	13	—	76	—	10,617
1.80%	19,232	—	390,059	—	7,803
1.85%	11	—	76	—	80
1.90%	11	—	76	—	80

Total	$1,409,473	$48,545,775	$6,716,025	$230,695,964	$14,669,003

 282  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Subaccount	Return	Serv	VIP, Cl B	Inc	Serv Cl 2

0.55%	$614,200	$—	$59,999	$1,908,711	$2,743,382
0.60%	—	—	78	—	105
0.75%	27,359,402	—	3,250,385	85,957,094	161,583,070
0.85%	7,852,304	2,264,930	632,860	28,930,671	58,740,715
0.95%	18,373,511	—	2,292,645	63,544,882	99,036,594
1.00%	4,330,225	—	128,525	11,577,155	19,813,529
1.05%	5,429,597	1,732,178	649,394	20,135,212	34,303,613
1.10%	3,921,339	1,215,779	80,472	13,247,313	20,848,572
1.15%	—	—	78	—	14,562
1.20%	1,773,985	—	227,607	6,797,886	11,713,484
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	434,591	249,345	24,145	2,171,172	3,632,256
1.30%	1,914,550	342,508	560,254	8,754,583	12,211,987
1.35%	—	—	78	—	516,176
1.40%	—	—	79,346	—	449,980
1.45%	689,678	316,939	10,354	4,061,470	3,245,176
1.50%	—	—	74,459	—	66,492
1.55%	—	—	17,336	—	207,400
1.60%	—	—	42,474	—	24,868
1.65%	—	—	15,776	—	248,669
1.70%	—	—	78	—	80,186
1.75%	—	—	1,496	—	124
1.80%	—	—	78	—	25,230
1.85%	—	—	78	—	104
1.90%	—	—	78	—	104

Total	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$86,252	$635,196	$434,359	$2,735,591	$18,820
0.60%	—	—	—	105	—
0.75%	29,559,245	76,474,240	61,328,644	223,212,975	10,714,664
0.85%	—	—	—	48,983,589	—
0.95%	23,892,508	43,939,605	47,518,303	124,802,936	8,507,815
1.00%	—	8,927,763	—	31,561,305	—
1.05%	—	—	—	21,161,129	—
1.10%	—	—	—	13,441,345	—
1.15%	—	—	—	4,317	—
1.20%	—	4,534,861	—	15,227,122	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,238,768	—
1.30%	—	—	—	6,186,162	—
1.35%	—	—	—	368,285	—
1.40%	—	—	—	158,067	—
1.45%	—	—	—	1,419,461	—
1.50%	—	—	—	9,354	—
1.55%	—	—	—	200,612	—
1.60%	—	—	—	9,483	—
1.65%	—	—	—	159,083	—
1.70%	—	—	—	46,343	—
1.75%	—	—	—	1,162	—
1.80%	—	—	—	36,437	—
1.85%	—	—	—	104	—
1.90%	—	—	—	103	—

Total	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299

RIVERSOURCE VARIABLE ACCOUNT 10  ■  283

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Subaccount	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

0.55%	$513,394	$431,082	$894,198	$388,547	$1,406,809
0.60%	—	—	84	81	—
0.75%	35,616,660	77,361,555	65,853,675	49,615,177	130,878,513
0.85%	7,453,107	11,148,665	14,208,856	17,132,364	—
0.95%	23,413,725	45,095,653	40,891,888	33,238,340	78,434,362
1.00%	4,074,059	7,891,910	7,785,678	8,827,406	14,428,876
1.05%	3,792,416	4,893,338	5,385,280	10,297,847	—
1.10%	1,476,817	3,313,345	4,005,915	6,170,454	—
1.15%	—	—	20,931	80	—
1.20%	2,372,757	4,211,912	4,294,371	4,665,090	7,979,698
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	301,419	490,401	324,074	938,439	—
1.30%	856,228	2,355,999	1,872,377	3,670,734	—
1.35%	—	—	143,513	165,624	—
1.40%	—	—	27,093	47,636	—
1.45%	287,867	322,594	494,392	977,332	—
1.50%	—	—	32,561	38,092	—
1.55%	—	—	106,185	51,483	—
1.60%	—	—	2,575	1,753	—
1.65%	—	—	35,206	52,483	—
1.70%	—	—	14,762	33,341	—
1.75%	—	—	99	89	—
1.80%	—	—	4,105	25,070	—
1.85%	—	—	83	80	—
1.90%	—	—	83	80	—

Total	$80,158,449	$157,516,454	$146,397,984	$136,337,622	$233,128,258

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

0.55%	$3,025	$645,071	$—	$161,778	$—
0.60%	—	—	—	—	—
0.75%	3,897,736	69,800,995	—	9,496,680	—
0.85%	—	6,308,665	—	—	4,127,560
0.95%	3,106,781	41,690,079	—	4,925,194	—
1.00%	—	7,081,411	—	1,099,853	—
1.05%	—	3,598,517	—	—	2,872,834
1.10%	—	1,153,508	—	—	1,672,964
1.15%	—	—	—	—	—
1.20%	—	3,356,885	—	460,885	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	369,619	93,614,334	—	98,686
1.30%	—	631,906	—	—	611,527
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	241,772	—	—	265,938
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$7,007,542	$134,878,428	$93,614,334	$16,144,390	$9,649,509

 284  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	$153,767	$407,299	$448,882	$62,763	$274,274
0.60%	—	—	—	—	—
0.75%	9,402,883	37,601,222	15,248,246	7,928,664	44,424,892
0.85%	4,878,185	13,044,395	—	—	2,145,459
0.95%	5,919,251	24,683,880	7,286,360	5,586,207	21,096,781
1.00%	1,078,798	3,725,857	1,970,754	—	5,958,346
1.05%	3,110,508	7,421,776	—	—	1,349,007
1.10%	1,297,100	3,893,186	—	—	410,419
1.15%	—	—	—	—	—
1.20%	430,835	1,532,488	748,171	—	2,352,561
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	113,170	396,911	—	—	84,905
1.30%	662,815	1,752,240	—	—	205,737
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	142,400	373,916	—	—	108,520
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$27,189,712	$94,833,170	$25,702,413	$13,577,634	$78,410,901

		Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Invesco VI	Mid Cap	Mid Cap	Enterprise,	Global
Subaccount	Comstock, Ser II	Gro, Ser I	Gro, Ser II	Serv	Tech, Serv

0.55%	$968,182	$85,212	$48,706	$23,941	$63,115
0.60%	—	—	—	—	—
0.75%	100,919,160	8,488,054	9,502,221	9,179,918	10,393,370
0.85%	15,429,724	—	1,680,173	—	—
0.95%	50,191,051	6,252,332	5,064,132	4,432,291	6,031,878
1.00%	17,623,147	139,167	1,124,215	—	367,460
1.05%	7,082,325	—	959,612	—	—
1.10%	4,573,550	—	945,467	—	—
1.15%	—	—	—	—	—
1.20%	7,842,617	148,933	664,584	—	138,719
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	698,786	—	61,669	—	—
1.30%	2,381,570	—	357,117	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	623,739	—	44,014	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$208,333,851	$15,113,698	$20,451,910	$13,636,150	$16,994,542

RIVERSOURCE VARIABLE ACCOUNT 10  ■  285

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Mod, Serv	Serv	Cl I	Serv Cl

0.55%	$417,028	$79	$371,125	$93,579	$186,343
0.60%	105	79	—	—	—
0.75%	19,027,108	262,338	38,143,996	1,832,369	34,245,993
0.85%	12,491,820	64,997	—	3,074,980	3,772,620
0.95%	11,527,885	62,219	27,520,920	1,410,995	22,123,677
1.00%	2,043,502	79	1,461,997	386,278	3,888,258
1.05%	4,460,502	27,026	—	2,020,179	2,769,380
1.10%	2,915,773	2,091	—	1,187,560	1,945,825
1.15%	13,591	79	—	—	—
1.20%	1,104,501	79	718,063	142,910	1,522,784
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	332,051	79	—	55,853	466,455
1.30%	1,564,534	4,929	—	540,982	682,021
1.35%	43,834	79	—	—	—
1.40%	126	14,897	—	—	—
1.45%	531,667	5,098	—	133,164	473,573
1.50%	3,091	79	—	—	—
1.55%	22,425	12,508	—	—	—
1.60%	4,343	79	—	—	—
1.65%	3,200	79	—	—	—
1.70%	4,116	79	—	—	—
1.75%	121	79	—	—	—
1.80%	121	79	—	—	—
1.85%	103	78	—	—	—
1.90%	103	78	—	—	—

Total	$56,511,650	$457,286	$68,216,101	$10,878,849	$72,076,929

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

0.55%	$128,639	$1,465,605	$383,851	$315,048	$157,189
0.60%	—	109	—	73	—
0.75%	28,264,251	94,900,693	23,524,913	15,046,482	6,364,559
0.85%	—	30,491,295	9,481,303	7,520,576	3,640,760
0.95%	20,069,438	59,560,212	13,730,190	9,624,446	3,495,773
1.00%	2,838,678	10,773,565	3,850,296	1,750,678	505,373
1.05%	—	16,954,241	5,338,175	3,481,446	1,575,780
1.10%	—	7,973,516	3,801,469	2,393,600	1,307,971
1.15%	—	4,736	—	4,391	—
1.20%	1,616,508	7,830,089	1,929,736	1,558,065	200,610
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	806,391	381,928	315,889	107,004
1.30%	—	6,082,863	2,066,866	1,446,062	548,057
1.35%	—	240,099	—	66,057	—
1.40%	—	295,923	—	42,789	—
1.45%	—	1,478,296	568,302	326,327	81,077
1.50%	—	70,415	—	73	—
1.55%	—	192,292	—	22,820	—
1.60%	—	33,837	—	6,118	—
1.65%	—	171,004	—	16,683	—
1.70%	—	81,166	—	7,551	—
1.75%	—	4,428	—	87	—
1.80%	—	25,756	—	644	—
1.85%	—	107	—	72	—
1.90%	—	108	—	72	—

Total	$52,917,514	$239,436,746	$65,057,029	$43,946,049	$17,984,153

 286  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Subaccount	Cl S	Serv	Srv	VA, Serv	Serv

0.55%	$—	$585,163	$5,768,183	$592,539	$—
0.60%	78	140	—	81	—
0.75%	—	35,532,497	312,838,729	22,503,043	—
0.85%	1,477,278	10,198,586	85,302,068	7,829,319	1,710,614
0.95%	238,513	22,790,024	215,826,838	13,606,659	—
1.00%	—	6,545,200	41,117,685	4,259,080	—
1.05%	795,264	5,586,767	64,416,047	4,931,660	1,085,262
1.10%	566,209	3,233,778	31,548,538	3,321,517	367,231
1.15%	78	6,561	—	80	—
1.20%	143,267	3,865,964	27,126,185	2,337,443	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	139,655	1,022,264	5,390,287	410,185	103,914
1.30%	147,806	1,807,401	24,835,624	1,890,633	459,965
1.35%	3,177	305,568	—	62,017	—
1.40%	75	75,390	—	59,335	—
1.45%	30,847	673,568	9,005,153	296,344	364,018
1.50%	5,468	139	—	44,304	—
1.55%	90	346,338	—	38,983	—
1.60%	1,147	122	—	3,902	—
1.65%	89	30,103	—	10,210	—
1.70%	2,885	2,653	—	1,532	—
1.75%	89	121	—	95	—
1.80%	89	1,102	—	3,610	—
1.85%	77	139	—	80	—
1.90%	77	139	—	80	—

Total	$3,552,258	$92,609,727	$823,175,337	$62,202,731	$4,091,004

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Gro, Cl IA

0.55%	$1,111,940	$56,336	$72,760	$27,480	$—
0.60%	81	78	—	—	—
0.75%	101,882,640	891,245	10,444,648	11,591,735	—
0.85%	35,241,402	253,710	—	—	—
0.95%	74,208,666	1,109,644	5,762,436	7,437,454	—
1.00%	14,023,489	60,366	1,638,646	1,334,295	—
1.05%	24,875,853	231,104	—	—	—
1.10%	13,204,894	92,311	—	—	—
1.15%	80	78	—	—	—
1.20%	13,626,861	240,286	585,252	610,602	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,348,332	78	—	—	54,989,912
1.30%	10,017,718	132,335	—	—	—
1.35%	532,627	78	—	—	—
1.40%	222,311	127,494	—	—	—
1.45%	4,548,436	78	—	—	—
1.50%	376,390	26,099	—	—	—
1.55%	361,059	2,080	—	—	—
1.60%	52,052	6,696	—	—	—
1.65%	396,466	124,132	—	—	—
1.70%	307,035	78	—	—	—
1.75%	2,228	78	—	—	—
1.80%	159,317	78	—	—	—
1.85%	80	78	—	—	—
1.90%	80	78	—	—	—

Total	$298,500,037	$3,354,618	$18,503,742	$21,001,566	$54,989,912

RIVERSOURCE VARIABLE ACCOUNT 10  ■  287

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	$152,462	$114,981	$90,596	$1,571,978	$20,110,483
0.60%	—	—	—	10	—
0.75%	14,746,492	16,833,511	15,350,019	72,013,441	260,424,110
0.85%	—	—	—	350,929,125	693,711,671
0.95%	9,200,166	14,945,780	13,782,568	215,401,019	106,833,765
1.00%	425,697	—	—	7,090,270	26,073,499
1.05%	—	—	—	13,657,307	201,165,252
1.10%	—	—	—	37,194,018	132,850,704
1.15%	—	—	—	54,687	—
1.20%	130,110	—	—	114,680,219	6,496,695
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,818,285	5,099,912
1.30%	—	—	—	14,001,149	34,753,600
1.35%	—	—	—	1,494,331	—
1.40%	—	—	—	5,264,494	—
1.45%	—	—	—	5,944,651	1,752,625
1.50%	—	—	—	8,506	—
1.55%	—	—	—	993,487	—
1.60%	—	—	—	384,757	—
1.65%	—	—	—	3,107,852	—
1.70%	—	—	—	244,444	—
1.75%	—	—	—	47,505	—
1.80%	—	—	—	100,866	—
1.85%	—	—	—	10	—
1.90%	—	—	—	10	—

Total	$24,654,927	$31,894,272	$29,223,183	$846,002,421	$1,489,272,316

	VP AC	VP AC	VP BR	VP BR Gl	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Infl Prot	Wanger Intl
Subaccount	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

0.55%	$—	$—	$—	$1,096,154	$—
0.60%	77	10	78	—	80
0.75%	—	—	—	101,892,059	—
0.85%	880,088	292,608	1,466,475	24,933,616	1,277,348
0.95%	2,043,829	217,154	1,786,706	66,670,673	1,569,951
1.00%	—	—	—	11,978,985	—
1.05%	284,770	88,784	601,400	15,702,970	488,442
1.10%	78,710	16,790	230,408	7,493,760	242,005
1.15%	77	10	78	—	26,154
1.20%	1,519,271	204,819	2,027,894	8,875,351	1,484,012
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	83	13	15,145	1,374,768	3,228
1.30%	651,897	329,842	858,769	7,371,980	656,849
1.35%	428,697	79,635	447,024	—	73,065
1.40%	93,022	58,333	332,916	—	256,561
1.45%	34,884	734	403,486	2,951,171	132,948
1.50%	25,067	5,927	82,138	—	80,582
1.55%	116,072	26,818	174,639	—	80,764
1.60%	9,265	2,335	49,857	—	2,016
1.65%	110,070	33,901	233,338	—	52,475
1.70%	54,989	23,177	122,257	—	16,299
1.75%	82	13	2,208	—	6,644
1.80%	6,648	1,817	27,173	—	26,106
1.85%	76	10	78	—	79
1.90%	76	10	131,636	—	79

Total	$6,337,750	$1,382,740	$8,993,703	$250,341,487	$6,475,687

 288  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Subaccount	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

0.55%	$—	$6,123,752	$7,354,806	$—	$—
0.60%	10	10	—	83	78
0.75%	—	118,251,098	248,295,889	—	—
0.85%	1,184,511	204,268,746	720,701,292	381,461	1,357,997
0.95%	1,202,057	240,335,466	165,830,049	498,157	1,821,350
1.00%	—	13,046,404	21,751,994	—	—
1.05%	291,913	35,768,990	343,645,275	17,842	683,861
1.10%	102,237	37,719,666	217,091,468	81,434	1,088,270
1.15%	10	83,586	—	10,969	8,546
1.20%	1,168,270	181,026,303	21,134,145	780,688	2,977,580
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,210	5,340,397	22,215,269	16,703	34,350
1.30%	550,947	40,786,519	112,817,384	133,337	843,621
1.35%	180,270	15,944,885	—	24,307	1,260,591
1.40%	152,294	13,753,004	—	45,461	195,347
1.45%	96,911	20,577,945	34,823,516	24,047	391,234
1.50%	16,500	632,569	—	5,204	97,258
1.55%	28,393	10,491,792	—	6,834	288,004
1.60%	14	5,105,398	—	2,592	42,718
1.65%	61,781	9,438,991	—	41,254	246,419
1.70%	49,732	5,065,167	—	37,931	155,769
1.75%	14	1,128,377	—	75	2,204
1.80%	25,495	1,355,100	—	626	14,262
1.85%	10	10	—	82	78
1.90%	10	521,962	—	82	78

Total	$5,119,589	$966,766,137	$1,915,661,087	$2,109,169	$11,509,615

	VP Invesco	VP JPM		VP	VP MFS
	Intl	Core Bond,	VP Jennison Mid Cap Gro,	Holl Lg Cap	Val,
Subaccount	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.60%	79	77	10	10	10
0.75%	—	—	—	—	—
0.85%	499,441	985,640	408,388	346,169	373,649
0.95%	651,993	1,129,734	452,357	926,506	557,448
1.00%	—	—	—	—	—
1.05%	253,869	437,244	130,633	260,316	62,018
1.10%	87,792	49,963	201,250	154,105	108,084
1.15%	79	7,494	10	10	8,381
1.20%	899,961	1,439,111	298,967	694,366	736,498
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	88	82	25,557	13	706
1.30%	203,180	594,269	233,725	361,255	209,941
1.35%	136,872	188,713	45,829	158,972	70,048
1.40%	32,429	141,686	167,209	94,759	214,942
1.45%	22,605	151,208	80,513	14,648	93,986
1.50%	17,486	38,548	27,427	14,481	39,896
1.55%	11,077	207,736	672	60,964	86,784
1.60%	4,749	19,059	2,656	2,847	13
1.65%	17,278	91,699	3,416	5,492	36,242
1.70%	7,252	25,444	50,345	76,666	6,996
1.75%	87	30,796	8,617	13	13
1.80%	12,206	23,979	80	30,574	12
1.85%	79	77	10	10	10
1.90%	79	77	10	10	10

Total	$2,858,681	$5,562,636	$2,137,681	$3,202,186	$2,605,687

RIVERSOURCE VARIABLE ACCOUNT 10  ■  289

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$5,761,965	$20,838,872	$2,498,533	$30,467,381	$2,292,502
0.60%	518	—	10	—	10
0.75%	453,104,369	1,587,109,824	239,024,168	1,018,011,803	231,041,018
0.85%	2,045,954,403	4,563,662,925	1,398,411,868	2,734,282,596	500,661,486
0.95%	1,578,689,077	903,315,074	811,010,510	459,671,995	532,731,740
1.00%	42,984,518	173,606,423	19,784,702	91,154,963	22,010,628
1.05%	133,411,256	1,828,977,902	73,439,089	905,776,434	67,255,586
1.10%	224,449,884	1,224,625,213	142,330,526	515,809,887	64,712,714
1.15%	327,800	—	18,327	—	143,791
1.20%	1,165,449,402	78,853,766	499,323,519	24,398,500	363,826,482
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,551,115	48,011,994	9,268,199	23,728,297	8,450,311
1.30%	147,805,361	477,905,023	66,685,084	147,345,675	66,451,267
1.35%	36,969,988	—	11,485,749	—	22,259,085
1.40%	54,687,833	—	17,052,364	—	22,258,456
1.45%	79,904,915	38,020,513	38,712,903	9,182,204	30,711,722
1.50%	6,050,866	—	1,555,255	—	2,451,020
1.55%	21,718,906	—	3,942,837	—	13,046,881
1.60%	8,648,402	—	2,981,259	—	2,125,200
1.65%	32,317,771	—	11,827,525	—	10,335,492
1.70%	6,745,274	—	721,050	—	3,774,558
1.75%	1,540,732	—	68,334	—	3,768,998
1.80%	1,462,385	—	691,927	—	2,009,101
1.85%	10	—	10	—	10
1.90%	20,234	—	36,129	—	217,930

Total	$6,066,556,984	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988

		VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	VP Mod Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Subaccount	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

0.55%	$5,528,249	$—	$—	$—	$—
0.60%	—	84	11	10	10
0.75%	526,417,234	—	—	—	—
0.85%	1,352,067,515	1,473,850	497,112	175,529	215,591
0.95%	366,306,057	1,250,784	837,337	242,339	412,542
1.00%	59,883,526	—	—	—	—
1.05%	589,445,527	324,124	107,567	153,866	102,274
1.10%	427,542,761	218,384	179,064	63,538	35,072
1.15%	—	45,517	11	10	10
1.20%	35,622,960	1,378,056	850,453	195,827	246,352
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	25,898,870	97	19,058	13	5,462
1.30%	223,914,353	613,475	428,767	283,708	75,435
1.35%	—	283,159	135,090	8,574	9,302
1.40%	—	237,219	201,516	69,637	18,526
1.45%	40,544,991	47,809	138,690	20,284	14
1.50%	—	29,822	76,070	25,009	2,731
1.55%	—	254,169	88,212	24,052	1,795
1.60%	—	2,361	18,464	11,129	8,994
1.65%	—	75,622	44,036	11,745	1,020
1.70%	—	14,055	7,246	22,858	14
1.75%	—	96	13	13	14
1.80%	—	5,215	547	551	14
1.85%	—	83	11	10	10
1.90%	—	83	11	10	10

Total	$3,653,172,043	$6,254,064	$3,629,286	$1,308,712	$1,135,192

 290  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap	Sm Cap	Mortgage	Intl Eq,	Divd Gro,
Subaccount	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

0.55%	$—	$896,435	$—	$—	$—
0.60%	11	—	75	83	10
0.75%	—	69,854,653	—	—	—
0.85%	277,595	10,199,491	871,019	174,951	360,983
0.95%	584,145	36,359,154	797,812	148,835	542,001
1.00%	—	7,438,094	—	—	—
1.05%	81,840	4,823,142	196,773	72,209	124,619
1.10%	47,593	2,337,081	53,490	96,021	83,668
1.15%	11	—	20,664	83	5,208
1.20%	279,186	3,402,595	668,270	451,153	428,889
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,944	287,646	2,688	85	12
1.30%	105,374	1,094,808	267,859	200,856	162,402
1.35%	52,730	—	93,044	28,111	39,399
1.40%	63,118	—	112,926	31,991	57,736
1.45%	17,926	298,325	291,794	1,004	37,843
1.50%	2,795	—	40,627	28,755	5,845
1.55%	5,941	—	23,757	2,989	7,250
1.60%	4,393	—	17,334	85	12
1.65%	11,466	—	59,743	6,984	62,312
1.70%	10	—	19,361	1,523	48,034
1.75%	12	—	4,361	84	12
1.80%	4,736	—	34,356	648	12
1.85%	11	—	75	82	10
1.90%	11	—	75	82	10

Total	$1,543,848	$136,991,424	$3,576,103	$1,246,614	$1,966,267

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

0.55%	$210,954	$—	$191,433	$—	$2,432,969
0.60%	—	11	—	76	—
0.75%	14,323,599	—	5,622,491	—	142,896,487
0.85%	10,048,050	993,682	1,963,410	223,658	30,609,071
0.95%	7,434,301	775,172	3,133,410	315,359	84,316,094
1.00%	982,524	—	539,448	—	18,599,373
1.05%	3,935,126	140,948	1,343,707	329,402	16,203,566
1.10%	1,838,419	143,496	369,312	90,595	8,398,547
1.15%	—	11	—	32,341	—
1.20%	549,604	713,041	316,061	402,384	8,192,567
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	178,515	13,079	77,231	78	1,020,620
1.30%	1,062,269	333,242	213,193	81,298	4,111,788
1.35%	—	118,243	—	177,214	—
1.40%	—	8,667	—	11,322	—
1.45%	274,715	23,946	27,338	51,203	815,753
1.50%	—	2,733	—	76	—
1.55%	—	16,375	—	25,422	—
1.60%	—	2,477	—	2,401	—
1.65%	—	93,946	—	189,905	—
1.70%	—	41,585	—	6,529	—
1.75%	—	13	—	78	—
1.80%	—	552	—	12,339	—
1.85%	—	11	—	76	—
1.90%	—	11	—	76	—

Total	$40,838,076	$3,421,241	$13,797,034	$1,951,832	$317,596,835

RIVERSOURCE VARIABLE ACCOUNT 10  ■  291

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Subaccount	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$1,513,271	$176	$386,700	$184,296	$209,802
0.60%	—	—	—	79	73
0.75%	163,441,237	15,724,831	18,385,063	27,056,378	23,105,968
0.85%	25,117,094	—	7,003,475	6,582,722	9,503,178
0.95%	99,935,965	10,409,983	12,894,875	17,428,138	15,004,520
1.00%	21,117,372	1,986,168	2,869,139	3,367,714	3,027,985
1.05%	12,453,316	—	2,956,643	4,231,054	5,596,650
1.10%	6,842,722	—	1,779,333	2,915,989	2,609,336
1.15%	—	—	—	78	4,405
1.20%	8,492,124	771,495	1,604,594	2,152,070	1,664,850
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,137,693	—	188,493	296,830	415,339
1.30%	3,209,333	—	1,122,548	1,429,959	1,359,161
1.35%	—	—	—	42,875	73,121
1.40%	—	—	—	67,924	27,184
1.45%	611,615	—	230,582	449,488	468,715
1.50%	—	—	—	78	34,352
1.55%	—	—	—	81,417	13,448
1.60%	—	—	—	9,040	5,055
1.65%	—	—	—	170,280	41,393
1.70%	—	—	—	73,044	90,097
1.75%	—	—	—	92	88
1.80%	—	—	—	7,272	18,664
1.85%	—	—	—	78	72
1.90%	—	—	—	78	72

Total	$343,871,742	$28,892,653	$49,421,445	$66,546,973	$63,273,528

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Global Thematic Gro, Cl B
2012	7,945	$1.10 to $1.05	$8,575	—	0.55%	to	1.45%	12.62%	to	11.61%
2011	10,598	$0.97 to $0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%)	to	(24.51%)
2010	14,008	$1.28 to $1.24	$17,720	2.09%	0.55%	to	1.45%	17.93%	to	16.88%
2009	16,689	$1.08 to $1.06	$17,972	—	0.55%	to	1.45%	52.30%	to	50.94%
2008	10,970	$0.71 to $0.70	$7,758	—	0.55%	to	1.45%	(47.75%)	to	(48.22%)

AB VPS Gro & Inc, Cl B
2012	82,727	$1.33 to $1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%	to	15.55%
2011	96,883	$1.14 to $0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%	to	4.55%
2010	110,775	$1.08 to $0.93	$116,597	—	0.55%	to	1.45%	12.18%	to	11.18%
2009	135,762	$0.97 to $0.84	$127,984	3.51%	0.55%	to	1.45%	19.69%	to	18.62%
2008	166,185	$0.81 to $0.71	$131,669	1.86%	0.55%	to	1.45%	(41.02%)	to	(41.55%)

AB VPS Intl Val, Cl B
2012	165,112	$1.57 to $0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%	to	12.55%
2011	203,415	$1.38 to $0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%)	to	(20.60%)
2010	253,176	$1.72 to $0.81	$369,702	2.33%	0.55%	to	1.45%	3.73%	to	2.80%
2009	524,100	$1.66 to $0.79	$647,669	0.86%	0.55%	to	1.45%	33.62%	to	32.42%
2008	949,299	$1.24 to $0.59	$803,095	0.88%	0.55%	to	1.45%	(53.54%)	to	(53.96%)

 292  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Lg Cap Gro, Cl B
2012	5,600	$0.99 to $0.98	$6,767	0.03%	0.60%	to	1.90%	0.26	%(10)	to	(0.61	%)(10)
2011	4,342	$1.05 to $1.14	$4,554	0.09%	0.85%	to	1.80%	(4.09%)		to	(4.99%)
2010	3,393	$1.09 to $1.20	$3,679	0.27%	0.85%	to	1.80%	8.90%		to	19.54	%(6)
2009	3,215	$1.00 to $0.98	$3,204	—	0.85%	to	1.45%	35.94%		to	35.13%
2008	2,649	$0.74 to $0.73	$1,943	—	0.85%	to	1.45%	(40.33%)		to	(40.69%)

AC VP Intl, Cl I
2012	11,074	$1.34 to $1.27	$14,313	0.89%	0.55%	to	0.95%	20.49%		to	20.01%
2011	14,469	$1.11 to $1.06	$15,550	1.49%	0.55%	to	0.95%	(12.52%)		to	(12.87%)
2010	19,455	$1.27 to $1.21	$23,954	2.46%	0.55%	to	0.95%	12.67%		to	12.22%
2009	26,333	$1.13 to $1.08	$28,827	2.17%	0.55%	to	0.95%	33.03%		to	32.50%
2008	34,033	$0.85 to $0.82	$28,083	0.87%	0.55%	to	0.95%	(45.13%)		to	(45.35%)

AC VP Intl, Cl II
2012	27,102	$1.47 to $1.58	$39,228	0.72%	0.55%	to	1.20%	20.34%		to	19.56%
2011	33,915	$1.22 to $1.32	$40,922	1.28%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
2010	40,729	$1.39 to $1.52	$56,423	2.22%	0.55%	to	1.20%	12.52%		to	11.79%
2009	48,291	$1.24 to $1.36	$59,610	2.03%	0.55%	to	1.20%	32.90%		to	32.04%
2008	60,221	$0.93 to $1.03	$56,142	0.69%	0.55%	to	1.20%	(45.20%)		to	(45.56%)

AC VP Mid Cap Val, Cl II
2012	32,200	$1.18 to $1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02 to $1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	39,383	$1.04 to $1.24	$44,145	1.31%	0.55%	to	1.45%	18.33%		to	17.26%
2009	204,863	$0.88 to $1.06	$203,460	3.96%	0.55%	to	1.45%	29.09%		to	27.93%
2008	242,955	$0.68 to $0.83	$187,536	0.08%	0.55%	to	1.45%	(24.92%)		to	(25.60%)

AC VP Ultra, Cl II
2012	21,817	$1.21 to $1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07 to $1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	26,550	$1.07 to $1.08	$28,287	0.36%	0.55%	to	1.45%	15.19%		to	14.15%
2009	28,448	$0.93 to $0.94	$26,370	0.17%	0.55%	to	1.45%	33.78%		to	32.59%
2008	31,148	$0.69 to $0.71	$21,629	—	0.55%	to	1.45%	(41.97%)		to	(42.49%)

AC VP Val, Cl I
2012	22,999	$2.00 to $1.90	$44,739	1.89%	0.55%	to	0.95%	13.95%		to	13.49%
2011	27,810	$1.76 to $1.67	$47,556	2.02%	0.55%	to	0.95%	0.46%		to	0.06%
2010	36,229	$1.75 to $1.67	$61,756	2.14%	0.55%	to	0.95%	12.80%		to	12.35%
2009	47,184	$1.55 to $1.49	$71,321	5.85%	0.55%	to	0.95%	19.21%		to	18.73%
2008	116,786	$1.30 to $1.87	$185,351	2.70%	0.55%	to	1.25%	(27.18%)		to	(27.69%)

AC VP Val, Cl II
2012	125,623	$1.68 to $1.04	$189,720	1.76%	0.55%	to	1.90%	13.95%		to	3.80	%(10)
2011	140,723	$1.48 to $1.15	$188,948	1.89%	0.55%	to	1.80%	0.31%		to	(0.93%)
2010	152,379	$1.47 to $1.16	$206,514	2.04%	0.55%	to	1.80%	12.42%		to	15.14	%(6)
2009	169,378	$1.31 to $0.92	$206,109	5.47%	0.55%	to	1.45%	19.07%		to	18.00%
2008	188,664	$1.10 to $0.78	$195,491	2.48%	0.55%	to	1.45%	(27.20%)		to	(27.86%)

BlackRock Global Alloc, Cl III
2012	11,013	$1.03 to $1.02	$11,368	4.15%	0.55%	to	1.90%	2.68	%(10)	to	1.76	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  293

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Calvert VP SRI Bal
2012	19,606	$1.26 to $1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14 to $1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	24,838	$1.10 to $1.17	$26,851	1.37%	0.55%	to	1.20%	11.48%		to	10.76%
2009	28,366	$0.99 to $1.06	$27,572	2.08%	0.55%	to	1.20%	24.60%		to	23.80%
2008	33,641	$0.79 to $0.86	$26,299	2.23%	0.55%	to	1.20%	(31.70%)		to	(32.14%)

Col VP Bal, Cl 3
2012	139,007	$1.41 to $1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54	%(10)
2011	156,899	$1.24 to $1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
2010	182,004	$1.22 to $1.14	$241,934	—	0.55%	to	1.80%	11.91%		to	13.84	%(6)
2009	221,592	$1.09 to $0.95	$264,041	—	0.55%	to	1.45%	23.55%		to	22.44%
2008	189,680	$0.88 to $0.78	$194,345	0.26%	0.55%	to	1.45%	(30.30%)		to	(30.92%)

Col VP Cash Mgmt, Cl 2
2012	7,909	$1.00 to $0.99	$7,702	0.01%	0.60%	to	1.90%	(0.39	%)(10)	to	(1.27	%)(10)
2011	8,934	$0.99 to $0.97	$8,796	0.01%	0.85%	to	1.80%	(0.84%)		to	(1.76%)
2010	3,801	$1.00 to $0.99	$3,800	0.01%	0.85%	to	1.80%	(0.38	%)(6)	to	(0.81	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Cash Mgmt, Cl 3
2012	257,767	$1.22 to $1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2011	335,563	$1.23 to $1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.42%)
2010	361,513	$1.23 to $1.03	$417,463	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
2009	554,428	$1.24 to $1.04	$644,738	0.07%	0.55%	to	1.45%	(0.41%)		to	(1.28%)
2008	1,121,065	$1.25 to $1.06	$1,315,148	2.24%	0.55%	to	1.45%	1.71%		to	0.81%

Col VP Div Bond, Cl 2
2012	25,540	$1.05 to $1.04	$29,016	3.83%	0.60%	to	1.90%	4.26	%(10)	to	3.35	%(10)
2011	12,210	$1.07 to $1.06	$13,069	4.34%	0.85%	to	1.80%	5.58%		to	4.58%
2010	3,198	$1.02 to $1.01	$3,251	—	0.85%	to	1.80%	1.75	%(6)	to	1.31	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Div Bond, Cl 3
2012	596,330	$1.85 to $1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73 to $1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
2010	773,783	$1.63 to $1.21	$1,161,761	2.87%	0.55%	to	1.45%	7.73%		to	6.76%
2009	3,271,423	$1.51 to $1.13	$4,158,300	4.22%	0.55%	to	1.45%	13.79%		to	12.78%
2008	2,911,692	$1.33 to $1.00	$3,295,541	0.39%	0.55%	to	1.45%	(6.83%)		to	(7.66%)

Col VP Divd Opp, Cl 2
2012	5,686	$1.01 to $1.01	$7,240	—	0.60%	to	1.90%	2.64	%(10)	to	1.74	%(10)
2011	3,457	$1.14 to $1.12	$3,918	—	0.85%	to	1.80%	(5.89%)		to	(6.78%)
2010	969	$1.21 to $1.20	$1,171	—	0.85%	to	1.80%	20.85	%(6)	to	20.33	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Divd Opp, Cl 3
2012	436,246	$1.83 to $1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62 to $0.95	$770,563	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	652,140	$1.71 to $1.02	$1,003,948	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	2,438,726	$1.47 to $0.88	$2,726,250	—	0.55%	to	1.45%	26.76%		to	25.62%
2008	2,062,785	$1.16 to $0.70	$1,884,808	0.08%	0.55%	to	1.45%	(40.79%)		to	(41.32%)

 294  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Emer Mkts, Cl 2
2012	7,539	$1.06 to $1.05	$8,523	0.35%	0.60%	to	1.90%	7.00	%(10)	to	6.07	%(10)
2011	4,693	$0.95 to $0.94	$4,461	1.08%	0.85%	to	1.80%	(21.76%)		to	(22.50%)
2010	1,639	$1.22 to $1.21	$1,995	0.49%	0.85%	to	1.80%	21.89	%(6)	to	21.37	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Emer Mkts, Cl 3
2012	124,470	$2.59 to $1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16 to $1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	179,452	$2.75 to $1.69	$422,000	1.50%	0.55%	to	1.45%	19.10%		to	18.03%
2009	361,472	$2.31 to $1.43	$657,161	0.37%	0.55%	to	1.45%	73.13%		to	71.58%
2008	506,028	$1.33 to $0.83	$518,628	0.68%	0.55%	to	1.45%	(53.96%)		to	(54.37%)

Col VP Global Bond, Cl 2
2012	8,206	$1.04 to $1.04	$9,265	2.43%	0.60%	to	1.90%	3.14	%(10)	to	2.24	%(10)
2011	4,796	$1.08 to $1.06	$5,156	3.13%	0.85%	to	1.80%	3.74%		to	2.76%
2010	1,628	$1.04 to $1.04	$1,693	5.51%	0.85%	to	1.80%	4.03	%(6)	to	3.59	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Global Bond, Cl 3
2012	180,927	$2.01 to $1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90 to $1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
2010	247,731	$1.82 to $1.26	$410,469	3.34%	0.55%	to	1.45%	6.00%		to	5.05%
2009	1,026,842	$1.72 to $1.20	$1,428,993	1.82%	0.55%	to	1.45%	10.77%		to	9.78%
2008	950,255	$1.55 to $1.09	$1,219,672	6.92%	0.55%	to	1.45%	(0.98%)		to	(1.87%)

Col VP Hi Inc, Cl 2
2012	65,825	$1.57 to $1.09	$100,881	6.70%	0.55%	to	1.90%	14.37%		to	7.49	%(10)
2011	67,798	$1.37 to $1.01	$91,357	7.29%	0.55%	to	1.80%	5.94%		to	4.63%
2010	74,396	$1.29 to $0.97	$95,076	7.85%	0.55%	to	1.80%	11.29%		to	4.94	%(6)
2009	79,837	$1.16 to $1.14	$92,024	10.37%	0.55%	to	1.45%	43.13%		to	41.84%
2008	82,428	$0.81 to $0.80	$66,584	10.36%	0.55%	to	1.45%	(25.17%)		to	(25.84%)

Col VP Hi Yield Bond, Cl 2
2012	12,299	$1.10 to $1.09	$15,808	7.44%	0.60%	to	1.90%	8.53	%(10)	to	7.58	%(10)
2011	5,927	$1.13 to $1.11	$6,674	9.22%	0.85%	to	1.80%	4.57%		to	3.59%
2010	1,935	$1.08 to $1.08	$2,089	—	0.85%	to	1.80%	8.04	%(6)	to	7.57	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Hi Yield Bond, Cl 3
2012	221,316	$2.20 to $1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91 to $1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
2010	288,799	$1.82 to $1.35	$501,482	9.04%	0.55%	to	1.45%	13.34%		to	12.32%
2009	348,000	$1.61 to $1.21	$537,691	10.21%	0.55%	to	1.45%	53.01%		to	51.64%
2008	373,277	$1.05 to $0.80	$382,399	0.32%	0.55%	to	1.45%	(25.58%)		to	(26.25%)

Col VP Inc Opp, Cl 2
2012	7,250	$1.10 to $1.08	$9,222	6.01%	0.60%	to	1.90%	8.40	%(10)	to	7.46	%(10)
2011	3,907	$1.13 to $1.11	$4,389	9.03%	0.85%	to	1.80%	5.28%		to	4.28%
2010	750	$1.07 to $1.07	$803	—	0.85%	to	1.80%	7.15	%(6)	to	6.69	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  295

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Inc Opp, Cl 3
2012	128,289	$1.82 to $1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59 to $1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
2010	148,512	$1.51 to $1.35	$215,637	3.28%	0.55%	to	1.45%	12.43%		to	11.42%
2009	1,240,488	$1.34 to $1.21	$1,564,362	4.60%	0.55%	to	1.45%	41.61%		to	40.35%
2008	643,014	$0.95 to $0.86	$575,938	0.18%	0.55%	to	1.45%	(19.25%)		to	(19.98%)

Col VP Intl Opp, Cl 2
2012	1,826	$1.04 to $1.06	$2,190	1.59%	0.60%	to	1.90%	5.90	%(10)	to	4.99	%(10)
2011	1,093	$1.04 to $1.02	$1,129	1.42%	0.85%	to	1.80%	(13.24%)		to	(14.06%)
2010	408	$1.19 to $1.19	$487	0.11%	0.85%	to	1.80%	19.43	%(6)	to	18.92	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Intl Opp, Cl 3
2012	81,718	$1.11 to $1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95 to $0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	124,228	$1.09 to $1.08	$149,105	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	153,423	$0.96 to $0.96	$163,378	1.56%	0.55%	to	1.45%	26.84%		to	25.70%
2008	184,146	$0.76 to $0.77	$156,585	2.35%	0.55%	to	1.45%	(40.76%)		to	(41.29%)

Col VP Lg Cap Gro, Cl 2
2012	2,090	$1.02 to $1.01	$2,846	—	0.60%	to	1.90%	1.66	%(10)	to	0.78	%(10)
2011	1,142	$1.16 to $1.14	$1,318	—	0.85%	to	1.80%	(4.19%)		to	(5.09%)
2010	260	$1.21 to $1.20	$314	—	0.85%	to	1.80%	20.93	%(6)	to	20.41	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Lg Cap Gro, Cl 3
2012	156,364	$0.76 to $1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64 to $0.94	$120,479	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	218,835	$0.66 to $0.98	$150,066	—	0.55%	to	1.45%	16.52%		to	15.47%
2009	263,512	$0.57 to $0.85	$155,168	—	0.55%	to	1.45%	36.24%		to	35.02%
2008	326,510	$0.42 to $0.63	$141,102	0.30%	0.55%	to	1.45%	(44.65%)		to	(45.15%)

Col VP Lg Core Quan, Cl 2
2012	778	$0.99 to $0.99	$1,091	—	0.60%	to	1.90%	0.43	%(10)	to	(0.44	%)(10)
2011	198	$1.26 to $1.24	$248	—	0.85%	to	1.80%	4.19%		to	3.21%
2010	22	$1.21 to $1.20	$27	—	0.85%	to	1.80%	20.74	%(6)	to	20.23	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Lg Core Quan, Cl 3
2012	342,553	$0.97 to $1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86 to $0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%
2010	471,053	$0.82 to $0.94	$436,202	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	566,618	$0.70 to $0.81	$452,227	—	0.55%	to	1.45%	23.47%		to	22.36%
2008	685,481	$0.57 to $0.67	$447,981	0.24%	0.55%	to	1.45%	(42.48%)		to	(43.00%)

Col VP Limited Duration Cr, Cl 2
2012	5,819	$1.03 to $1.02	$6,204	2.56%	0.60%	to	1.90%	2.93	%(10)	to	2.03	%(10)
2011	3,967	$1.02 to $1.01	$4,044	1.43%	0.85%	to	1.80%	1.24%		to	0.28%
2010	1,213	$1.01 to $1.01	$1,227	—	0.85%	to	1.80%	1.20	%(6)	to	0.77	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 296  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Man Vol Mod Gro, Cl 2
2012	1,946,104	$1.02 to $1.01	$1,985,880	—	0.95%	to	1.90%	1.64	%(10)	to	0.99	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Marsico Gro, Cl 1
2012	140,799	$1.19 to $1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%		to	10.61%
2011	174,067	$1.06 to $1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	211,659	$1.10 to $1.13	$233,638	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	1,831,327	$0.91 to $0.94	$1,713,730	0.88%	0.55%	to	1.45%	25.97%		to	24.84%
2008	1,298,131	$0.72 to $0.75	$963,953	0.35%	0.55%	to	1.45%	(39.78%)		to	(40.32%)

Col VP Marsico Intl Opp, Cl 2
2012	44,804	$0.99 to $1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28	%(10)
2011	56,807	$0.84 to $1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%)		to	(17.68%)
2010	70,989	$1.01 to $1.22	$73,764	0.67%	0.55%	to	1.80%	13.11%		to	21.28	%(6)
2009	85,819	$0.89 to $0.98	$78,882	1.87%	0.55%	to	1.45%	37.19%		to	35.96%
2008	103,623	$0.65 to $0.72	$69,405	1.37%	0.55%	to	1.45%	(48.77%)		to	(49.23%)

Col VP Mid Cap Gro Opp, Cl 2
2012	747	$0.96 to $0.95	$872	—	0.60%	to	1.90%	(3.22	%)(10)	to	(4.07	%)(10)
2011	515	$1.07 to $1.05	$548	—	0.85%	to	1.80%	(15.92%)		to	(16.72%)
2010	100	$1.27 to $1.27	$127	—	0.85%	to	1.80%	27.08	%(6)	to	26.54	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Gro Opp, Cl 3
2012	67,302	$1.48 to $1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34 to $1.07	$98,158	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	100,048	$1.58 to $1.28	$140,165	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	114,747	$1.26 to $1.03	$128,719	—	0.55%	to	1.45%	62.51%		to	61.06%
2008	114,373	$0.78 to $0.64	$78,655	0.02%	0.55%	to	1.45%	(45.15%)		to	(45.64%)

Col VP Mid Cap Val Opp, Cl 2
2012	1,347	$1.04 to $1.04	$1,788	—	0.60%	to	1.90%	4.64	%(10)	to	3.73	%(10)
2011	868	$1.15 to $1.13	$991	—	0.85%	to	1.80%	(9.35%)		to	(10.21%)
2010	204	$1.26 to $1.26	$258	—	0.85%	to	1.80%	26.40	%(6)	to	25.86	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Val Opp, Cl 3
2012	58,788	$1.50 to $1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28 to $0.97	$85,948	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	94,586	$1.40 to $1.08	$120,176	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	218,176	$1.15 to $0.89	$220,336	—	0.55%	to	1.45%	40.17%		to	38.91%
2008	315,808	$0.82 to $0.64	$227,282	—	0.55%	to	1.45%	(45.41%)		to	(45.90%)

Col VP S&P 500, Cl 3
2012	121,375	$1.09 to $1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17	%(10)
2011	134,954	$0.95 to $1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%)
2010	156,454	$0.94 to $1.17	$148,693	—	0.55%	to	1.80%	14.08%		to	17.32	%(6)
2009	181,918	$0.83 to $0.91	$151,756	—	0.55%	to	1.45%	25.31%		to	24.18%
2008	200,311	$0.66 to $0.73	$133,680	0.08%	0.55%	to	1.45%	(37.44%)		to	(38.00%)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  297

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Select Lg Cap Val, Cl 2
2012	1,193	$1.01 to $1.02	$1,615	—	0.60%	to	1.90%	4.73	%(10)	to	3.82	%(10)
2011	629	$1.17 to $1.16	$735	—	0.85%	to	1.80%	(2.62%)		to	(3.54%)
2010	157	$1.20 to $1.20	$189	—	0.85%	to	1.80%	20.38	%(6)	to	19.87	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Select Lg Cap Val, Cl 3
2012	19,210	$1.40 to $1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18 to $0.97	$24,666	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	21,862	$1.21 to $1.00	$25,347	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	13,447	$1.01 to $0.84	$13,058	—	0.55%	to	1.45%	25.43%		to	24.31%
2008	11,454	$0.81 to $0.68	$8,932	0.08%	0.55%	to	1.45%	(39.79%)		to	(40.33%)

Col VP Select Sm Cap Val, Cl 2
2012	1,057	$1.01 to $1.01	$1,409	—	0.60%	to	1.90%	2.93	%(10)	to	2.04	%(10)
2011	514	$1.15 to $1.14	$591	—	0.85%	to	1.80%	(9.46%)		to	(10.32%)
2010	121	$1.27 to $1.27	$155	—	0.85%	to	1.80%	27.43	%(6)	to	26.89	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Select Sm Cap Val, Cl 3
2012	27,553	$1.94 to $1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66 to $0.97	$50,871	—	0.55%	to	1.45%	(9.01%)		to	(9.83%)
2010	39,284	$1.82 to $1.08	$66,465	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	43,222	$1.44 to $0.86	$59,043	—	0.55%	to	1.45%	39.05%		to	37.81%
2008	51,553	$1.04 to $0.63	$51,441	—	0.55%	to	1.45%	(38.93%)		to	(39.48%)

Col VP US Govt Mtge, Cl 2
2012	6,687	$1.01 to $1.00	$6,716	0.66%	0.60%	to	1.90%	0.49	%(10)	to	(0.39	%)(10)
2011	4,406	$1.01 to $0.99	$4,412	0.77%	0.85%	to	1.80%	0.37%		to	(0.58%)
2010	1,944	$1.00 to $1.00	$1,945	—	0.85%	to	1.80%	0.20	%(6)	to	(0.23	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP US Govt Mtge, Cl 3
2012	179,537	$1.42 to $1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41 to $1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%)
2010	251,534	$1.39 to $1.08	$321,296	1.01%	0.55%	to	1.45%	2.44%		to	1.52%
2009	275,349	$1.36 to $1.07	$345,899	3.12%	0.55%	to	1.45%	4.95%		to	4.01%
2008	306,948	$1.30 to $1.02	$371,939	0.13%	0.55%	to	1.45%	(3.17%)		to	(4.04%)

Col VP Strategic Inc, Cl 2
2012	14,002	$1.07 to $1.07	$14,669	4.46%	0.60%	to	1.90%	6.48	%(10)	to	5.55	%(10)
2011	6,521	$0.95 to $0.94	$6,169	—	0.85%	to	1.80%	1.54	%(8)	to	0.89	%(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

CS Commodity Return
2012	84,048	$0.87 to $0.86	$72,693	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	99,283	$0.90 to $0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	98,350	$1.03 to $1.04	$101,183	6.87%	0.55%	to	1.45%	16.02%		to	14.98%
2009	100,553	$0.89 to $0.90	$89,247	12.32%	0.55%	to	1.45%	18.82%		to	17.75%
2008	78,360	$0.75 to $0.77	$58,691	1.33%	0.55%	to	1.45%	(34.09%)		to	(34.69%)

 298  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Drey VIF Intl Eq, Serv
2012	5,710	$1.08 to $1.04	$6,122	0.14%	0.85%	to	1.45%	21.79%		to	21.06%
2011	6,640	$0.89 to $0.86	$5,853	1.92%	0.85%	to	1.45%	(15.63%)		to	(16.14%)
2010	7,614	$1.06 to $1.03	$7,969	1.50%	0.85%	to	1.45%	8.81%		to	8.16%
2009	7,910	$0.97 to $0.95	$7,624	3.77%	0.85%	to	1.45%	23.83%		to	23.09%
2008	7,986	$0.78 to $0.77	$6,229	1.30%	0.85%	to	1.45%	(42.85%)		to	(43.19%)

DWS Alt Asset Alloc VIP, Cl B
2012	8,138	$1.00 to $0.99	$8,148	—	0.55%	to	1.90%	3.67	%(10)	to	2.73	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

EV VT Floating-Rate Inc
2012	197,523	$1.28 to $1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
2011	214,407	$1.20 to $1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%		to	1.07%
2010	214,175	$1.18 to $1.13	$247,939	4.04%	0.55%	to	1.45%	8.52%		to	7.55%
2009	828,278	$1.08 to $1.05	$884,459	4.79%	0.55%	to	1.45%	43.52%		to	42.23%
2008	581,542	$0.76 to $0.74	$434,439	5.74%	0.55%	to	1.45%	(27.54%)		to	(28.19%)

Fid VIP Contrafund, Serv Cl 2
2012	357,488	$1.20 to $1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65	%(10)
2011	414,278	$1.04 to $1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%)		to	(4.51%)
2010	474,193	$1.08 to $1.20	$512,183	0.82%	0.55%	to	1.80%	16.29%		to	19.27	%(6)
2009	841,696	$0.93 to $0.95	$791,182	0.94%	0.55%	to	1.45%	34.73%		to	33.52%
2008	1,455,857	$0.69 to $0.71	$1,023,890	0.96%	0.55%	to	1.45%	(43.01%)		to	(43.52%)

Fid VIP Gro & Inc, Serv Cl
2012	42,856	$1.29 to $1.23	$53,538	2.03%	0.55%	to	0.95%	17.75%		to	17.28%
2011	52,169	$1.10 to $1.05	$55,469	1.52%	0.55%	to	0.95%	1.02%		to	0.62%
2010	69,940	$1.09 to $1.04	$73,762	0.56%	0.55%	to	0.95%	14.03%		to	13.58%
2009	91,710	$0.95 to $0.91	$85,042	0.95%	0.55%	to	0.95%	26.46%		to	25.96%
2008	114,759	$0.75 to $0.73	$84,337	0.96%	0.55%	to	0.95%	(42.09%)		to	(42.33%)

Fid VIP Gro & Inc, Serv Cl 2
2012	98,536	$1.40 to $1.35	$134,512	1.94%	0.55%	to	1.20%	17.60%		to	16.83%
2011	115,744	$1.19 to $1.16	$134,697	1.47%	0.55%	to	1.20%	0.81%		to	0.15%
2010	139,138	$1.18 to $1.16	$160,712	0.45%	0.55%	to	1.20%	13.92%		to	13.18%
2009	168,181	$1.04 to $1.02	$171,003	0.83%	0.55%	to	1.20%	26.32%		to	25.50%
2008	209,939	$0.82 to $0.81	$169,597	0.85%	0.55%	to	1.20%	(42.22%)		to	(42.59%)

Fid VIP Mid Cap, Serv Cl
2012	28,179	$3.99 to $3.79	$109,281	0.47%	0.55%	to	0.95%	14.12%		to	13.66%
2011	36,566	$3.50 to $3.33	$124,443	0.13%	0.55%	to	0.95%	(11.21%)		to	(11.56%)
2010	49,947	$3.94 to $3.77	$191,576	0.24%	0.55%	to	0.95%	28.00%		to	27.49%
2009	68,537	$3.08 to $2.95	$205,621	0.57%	0.55%	to	0.95%	39.25%		to	38.69%
2008	85,755	$2.21 to $2.13	$185,298	0.35%	0.55%	to	0.95%	(39.84%)		to	(40.08%)

Fid VIP Mid Cap, Serv Cl 2
2012	231,754	$2.58 to $1.00	$491,964	0.36%	0.55%	to	1.90%	13.93%		to	0.72	%(10)
2011	279,201	$2.26 to $1.08	$527,033	0.02%	0.55%	to	1.80%	(11.34%)		to	(12.44%)
2010	328,665	$2.55 to $1.24	$708,606	0.09%	0.55%	to	1.80%	27.86%		to	23.03	%(6)
2009	705,682	$1.99 to $1.01	$1,036,331	0.43%	0.55%	to	1.45%	38.98%		to	37.74%
2008	913,300	$1.43 to $0.74	$965,638	0.25%	0.55%	to	1.45%	(39.94%)		to	(40.48%)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  299

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Overseas, Serv Cl
2012	15,945	$1.24 to $1.18	$19,241	1.72%	0.55%	to	0.95%	19.88%	to	19.40%
2011	20,618	$1.03 to $0.98	$20,772	1.10%	0.55%	to	0.95%	(17.68%)	to	(18.01%)
2010	29,438	$1.26 to $1.20	$36,025	1.18%	0.55%	to	0.95%	12.37%	to	11.93%
2009	39,541	$1.12 to $1.07	$43,185	1.97%	0.55%	to	0.95%	25.74%	to	25.24%
2008	50,013	$0.89 to $0.86	$43,461	2.20%	0.55%	to	0.95%	(44.17%)	to	(44.40%)

Fid VIP Overseas, Serv Cl 2
2012	59,049	$1.49 to $0.99	$80,158	1.60%	0.55%	to	1.45%	19.72%	to	18.64%
2011	73,793	$1.25 to $0.83	$84,069	1.07%	0.55%	to	1.45%	(17.79%)	to	(18.53%)
2010	87,539	$1.52 to $1.02	$122,216	1.12%	0.55%	to	1.45%	12.21%	to	11.21%
2009	103,180	$1.35 to $0.92	$129,326	1.88%	0.55%	to	1.45%	25.53%	to	24.40%
2008	123,289	$1.08 to $0.74	$125,026	2.18%	0.55%	to	1.45%	(44.27%)	to	(44.77%)

FTVIPT Frank Global Real Est, Cl 2
2012	82,664	$2.50 to $0.87	$157,516	—	0.55%	to	1.45%	26.71%	to	25.57%
2011	92,121	$1.97 to $0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%)	to	(7.01%)
2010	103,135	$2.10 to $0.74	$172,609	2.86%	0.55%	to	1.45%	20.31%	to	19.23%
2009	119,954	$1.75 to $0.62	$170,847	12.90%	0.55%	to	1.45%	18.43%	to	17.37%
2008	143,021	$1.48 to $0.53	$177,416	1.02%	0.55%	to	1.45%	(42.71%)	to	(43.22%)

FTVIPT Frank Sm Cap Val, Cl 2
2012	64,149	$2.97 to $1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%	to	6.72	%(10)
2011	78,144	$2.52 to $1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%)	to	(5.47%)
2010	91,828	$2.64 to $1.30	$193,362	0.75%	0.55%	to	1.80%	27.52%	to	29.36	%(6)
2009	108,899	$2.07 to $0.88	$183,264	1.66%	0.55%	to	1.45%	28.45%	to	27.30%
2008	128,040	$1.61 to $0.69	$173,195	1.15%	0.55%	to	1.45%	(33.38%)	to	(33.98%)

FTVIPT Mutual Shares Sec, Cl 2
2012	100,868	$1.53 to $1.04	$136,338	2.02%	0.55%	to	1.90%	13.62%	to	4.63	%(10)
2011	119,594	$1.34 to $1.08	$143,696	2.30%	0.55%	to	1.80%	(1.58%)	to	(2.81%)
2010	141,032	$1.36 to $1.12	$174,040	1.55%	0.55%	to	1.80%	10.58%	to	11.29	%(6)
2009	158,713	$1.23 to $0.90	$178,999	1.91%	0.55%	to	1.45%	25.36%	to	24.23%
2008	186,091	$0.98 to $0.72	$169,267	2.85%	0.55%	to	1.45%	(37.45%)	to	(38.01%)

GS VIT Mid Cap Val, Inst
2012	79,577	$3.14 to $2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%	to	17.05%
2011	99,503	$2.67 to $1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%)	to	(7.49%)
2010	122,523	$2.86 to $1.98	$328,204	0.65%	0.55%	to	1.20%	24.32%	to	23.51%
2009	151,389	$2.30 to $1.60	$326,736	1.73%	0.55%	to	1.20%	32.42%	to	31.56%
2008	191,346	$1.74 to $1.22	$312,184	0.90%	0.55%	to	1.20%	(37.40%)	to	(37.80%)

GS VIT Structd Sm Cap Eq, Inst
2012	3,611	$2.01 to $1.90	$7,008	1.10%	0.55%	to	0.95%	12.21%	to	11.76%
2011	4,520	$1.79 to $1.70	$7,834	0.70%	0.55%	to	0.95%	0.12%	to	(0.27%)
2010	6,309	$1.79 to $1.71	$10,932	0.52%	0.55%	to	0.95%	29.40%	to	28.89%
2009	7,754	$1.38 to $1.32	$10,406	1.14%	0.55%	to	0.95%	26.97%	to	26.47%
2008	9,648	$1.09 to $1.05	$10,223	0.58%	0.55%	to	0.95%	(34.38%)	to	(34.65%)

GS VIT Structd U.S. Eq, Inst
2012	120,009	$1.15 to $1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%	to	12.81%
2011	141,994	$1.01 to $0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%	to	2.55%
2010	174,647	$0.98 to $0.90	$167,514	1.40%	0.55%	to	1.45%	12.22%	to	11.22%
2009	210,015	$0.87 to $0.81	$180,207	1.98%	0.55%	to	1.45%	20.48%	to	19.40%
2008	255,182	$0.72 to $0.68	$182,460	1.39%	0.55%	to	1.45%	(37.35%)	to	(37.91%)

 300  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Core Eq, Ser I
2012	41,628	$2.22 to $2.22	$93,614	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	49,041	$1.97 to $1.97	$97,973	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)
2010	58,751	$2.00 to $2.00	$118,804	0.94%	1.25%	to	1.25%	8.20%		to	8.20%
2009	72,541	$1.85 to $1.85	$135,402	1.74%	1.25%	to	1.25%	26.71%		to	26.71%
2008	92,625	$1.46 to $1.46	$136,522	1.92%	1.25%	to	1.25%	(31.01%)		to	(31.01%)

Invesco VI Div Divd, Ser I
2012	14,935	$1.09 to $1.07	$16,144	2.14%	0.55%	to	1.20%	18.07%		to	17.31%
2011	14,025	$0.92 to $0.92	$12,873	—	0.55%	to	1.20%	(8.03	%)(8)	to	(8.43	%)(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Div Divd, Ser II
2012	8,994	$1.08 to $1.06	$9,650	2.02%	0.85%	to	1.45%	17.37%		to	16.66%
2011	7,398	$0.92 to $0.91	$6,773	—	0.85%	to	1.45%	(8.36	%)(8)	to	(8.73	%)(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Global Hlth, Ser II
2012	20,624	$1.32 to $1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10 to $1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	20,785	$1.07 to $1.08	$22,251	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	22,760	$1.02 to $1.05	$23,381	0.13%	0.55%	to	1.45%	26.69%		to	25.56%
2008	21,604	$0.81 to $0.83	$17,564	—	0.55%	to	1.45%	(29.17%)		to	(29.81%)

Invesco VI Intl Gro, Ser II
2012	67,388	$1.49 to $1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30 to $1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	90,302	$1.40 to $1.20	$121,171	0.57%	0.55%	to	1.45%	11.99%		to	10.99%
2009	668,344	$1.25 to $1.08	$767,971	1.54%	0.55%	to	1.45%	34.17%		to	32.97%
2008	537,767	$0.93 to $0.81	$461,509	0.72%	0.55%	to	1.45%	(40.87%)		to	(41.40%)

Invesco VI Tech, Ser I
2012	27,742	$0.94 to $1.03	$25,702	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	32,296	$0.85 to $0.94	$27,145	0.18%	0.55%	to	1.20%	(5.57%)		to	(6.18%)
2010	37,411	$0.90 to $1.00	$33,424	—	0.55%	to	1.20%	20.64%		to	19.86%
2009	37,973	$0.75 to $0.83	$28,223	—	0.55%	to	1.20%	56.53%		to	55.52%
2008	32,201	$0.48 to $0.53	$15,360	—	0.55%	to	1.20%	(44.81%)		to	(45.17%)

Invesco VI Am Fran, Ser I
2012	13,957	$0.97 to $0.97	$13,578	—	0.55%	to	0.95%	(2.86	%)(9)	to	(3.13	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Am Fran, Ser II
2012	81,028	$0.97 to $0.96	$78,411	—	0.55%	to	1.45%	(3.04	%)(9)	to	(3.63	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  301

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Comstock, Ser II
2012	152,620	$1.45 to $1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22 to $0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	214,858	$1.26 to $0.99	$257,010	0.22%	0.55%	to	1.45%	15.06%		to	14.03%
2009	700,428	$1.09 to $0.87	$681,301	4.57%	0.55%	to	1.45%	27.70%		to	26.56%
2008	890,312	$0.85 to $0.69	$681,107	2.13%	0.55%	to	1.45%	(36.15%)		to	(36.73%)

Invesco VI Mid Cap Gro, Ser I
2012	15,401	$0.98 to $0.97	$15,114	—	0.55%	to	1.20%	(2.09	%)(9)	to	(2.52	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Mid Cap Gro, Ser II
2012	20,925	$0.98 to $0.97	$20,452	—	0.55%	to	1.45%	(2.09	%)(9)	to	(2.69	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Janus Aspen Enterprise, Serv
2012	16,750	$0.84 to $0.80	$13,636	—	0.55%	to	0.95%	16.34%		to	15.88%
2011	20,139	$0.72 to $0.69	$14,127	—	0.55%	to	0.95%	(2.19%)		to	(2.58%)
2010	25,642	$0.74 to $0.71	$18,425	—	0.55%	to	0.95%	24.83%		to	24.34%
2009	31,734	$0.59 to $0.57	$18,312	—	0.55%	to	0.95%	43.65%		to	43.08%
2008	38,478	$0.41 to $0.40	$15,504	0.06%	0.55%	to	0.95%	(44.17%)		to	(44.39%)

Janus Aspen Global Tech, Serv
2012	28,136	$0.61 to $1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51 to $1.23	$17,445	—	0.55%	to	1.20%	(9.16%)		to	(9.75%)
2010	43,886	$0.57 to $1.36	$24,760	—	0.55%	to	1.20%	23.71%		to	22.91%
2009	47,873	$0.46 to $1.11	$21,824	—	0.55%	to	1.20%	56.04%		to	55.03%
2008	41,022	$0.29 to $0.71	$11,998	0.09%	0.55%	to	1.20%	(44.28%)		to	(44.64%)

Janus Aspen Janus, Serv
2012	53,422	$1.08 to $1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98	%(10)
2011	64,496	$0.92 to $1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%)		to	(7.23%)
2010	85,313	$0.98 to $1.17	$82,233	0.05%	0.55%	to	1.80%	13.63%		to	16.30	%(6)
2009	1,711,481	$0.86 to $0.84	$1,454,728	0.38%	0.55%	to	1.45%	35.27%		to	34.06%
2008	1,226,178	$0.63 to $0.63	$773,445	0.64%	0.55%	to	1.45%	(40.20%)		to	(40.74%)

Janus Aspen Gbl Alloc Mod, Serv
2012	439	$1.04 to $1.03	$457	3.67%	0.55%	to	1.90%	3.40	%(10)	to	2.47	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Janus Aspen Overseas, Serv
2012	50,322	$1.38 to $2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23 to $2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%)		to	(33.14%)
2010	97,399	$1.82 to $3.02	$175,076	0.53%	0.55%	to	1.20%	24.33%		to	23.53%
2009	110,781	$1.47 to $2.45	$160,461	0.41%	0.55%	to	1.20%	78.09%		to	76.94%
2008	126,355	$0.82 to $1.38	$103,231	1.14%	0.55%	to	1.20%	(52.49%)		to	(52.80%)

 302  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

CB Var Sm Cap Gro, Cl I
2012	8,740	$1.27 to $1.21	$10,879	0.41%	0.55%	to	1.45%	18.77%		to	17.71%
2011	7,457	$1.07 to $1.03	$7,846	—	0.55%	to	1.45%	0.83%		to	(0.07%)
2010	7,914	$1.06 to $1.03	$8,290	—	0.55%	to	1.45%	24.49%		to	23.38%
2009	8,674	$0.85 to $0.83	$7,331	—	0.55%	to	1.45%	41.99%		to	40.72%
2008	6,856	$0.60 to $0.59	$4,098	—	0.55%	to	1.45%	(41.03%)		to	(41.56%)

MFS Inv Gro Stock, Serv Cl
2012	78,214	$0.88 to $1.28	$72,077	0.22%	0.55%	to	1.45%	16.04%		to	15.00%
2011	89,086	$0.76 to $1.12	$70,257	0.26%	0.55%	to	1.45%	(0.18%)		to	(1.07%)
2010	105,423	$0.76 to $1.13	$82,960	0.29%	0.55%	to	1.45%	11.54%		to	10.54%
2009	125,305	$0.68 to $1.02	$88,112	0.42%	0.55%	to	1.45%	38.33%		to	37.09%
2008	119,103	$0.49 to $0.74	$60,178	0.30%	0.55%	to	1.45%	(37.33%)		to	(37.89%)

MFS New Dis, Serv Cl
2012	37,452	$1.44 to $1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20 to $1.34	$55,683	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
2010	47,235	$1.35 to $1.51	$62,698	—	0.55%	to	1.20%	35.20%		to	34.32%
2009	53,217	$1.00 to $1.12	$52,365	—	0.55%	to	1.20%	62.03%		to	60.98%
2008	59,531	$0.62 to $0.70	$36,303	—	0.55%	to	1.20%	(39.85%)		to	(40.24%)

MFS Utilities, Serv Cl
2012	108,853	$2.51 to $1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78	%(10)
2011	121,680	$2.23 to $1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
2010	121,459	$2.11 to $1.17	$229,995	3.10%	0.55%	to	1.80%	12.89%		to	15.70	%(6)
2009	139,628	$1.86 to $1.25	$236,943	4.76%	0.55%	to	1.45%	32.14%		to	30.96%
2008	163,177	$1.41 to $0.95	$212,724	1.35%	0.55%	to	1.45%	(38.15%)		to	(38.71%)

MS UIF Global Real Est, Cl II
2012	53,625	$1.22 to $1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94 to $0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
2010	69,097	$1.06 to $1.07	$73,116	9.13%	0.55%	to	1.45%	21.65%		to	20.56%
2009	299,590	$0.87 to $0.88	$264,522	0.02%	0.55%	to	1.45%	40.64%		to	39.38%
2008	382,715	$0.62 to $0.63	$241,004	2.66%	0.55%	to	1.45%	(44.65%)		to	(45.15%)

MS UIF Mid Cap Gro, Cl II
2012	33,274	$1.31 to $0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99	%)(10)
2011	47,463	$1.21 to $1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%)		to	(8.83%)
2010	45,797	$1.31 to $1.26	$60,967	—	0.55%	to	1.80%	31.54%		to	25.27	%(6)
2009	46,533	$1.00 to $1.06	$47,117	—	0.55%	to	1.45%	56.51%		to	55.10%
2008	44,920	$0.64 to $0.68	$29,120	0.77%	0.55%	to	1.45%	(47.11%)		to	(47.58%)

NB AMT Intl Eq, Cl S
2012	18,401	$0.95 to $1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81 to $0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
2010	23,892	$0.93 to $1.00	$22,804	1.80%	0.55%	to	1.45%	21.35%		to	20.26%
2009	379,110	$0.76 to $0.83	$309,505	3.73%	0.55%	to	1.45%	33.77%		to	32.57%
2008	358,116	$0.57 to $0.63	$218,422	—	0.55%	to	1.45%	(46.73%)		to	(47.21%)

NB AMT Soc Responsive, Cl S
2012	2,935	$1.00 to $1.00	$3,552	0.10%	0.60%	to	1.90%	1.68	%(10)	to	0.80	%(10)
2011	3,129	$1.11 to $1.13	$3,451	0.27%	0.85%	to	1.80%	(3.97%)		to	(4.87%)
2010	3,027	$1.15 to $1.18	$3,473	0.02%	0.85%	to	1.80%	21.72%		to	17.42	%(6)
2009	2,503	$0.95 to $0.93	$2,360	2.09%	0.85%	to	1.45%	30.20%		to	29.42%
2008	2,198	$0.73 to $0.72	$1,594	1.94%	0.85%	to	1.45%	(39.94%)		to	(40.30%)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  303

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Global VA, Serv
2012	61,187	$1.67 to $1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88	%(10)
2011	70,702	$1.39 to $1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%)		to	(10.15%)
2010	76,283	$1.53 to $1.18	$107,678	1.23%	0.55%	to	1.80%	15.07%		to	17.77	%(6)
2009	82,309	$1.33 to $0.98	$101,816	1.98%	0.55%	to	1.45%	38.59%		to	37.35%
2008	93,206	$0.96 to $0.72	$84,227	1.36%	0.55%	to	1.45%	(40.66%)		to	(41.19%)

Oppen Global Strategic Inc VA, Srv
2012	528,177	$1.63 to $1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45 to $1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	706,224	$1.45 to $1.29	$985,348	13.38%	0.55%	to	1.45%	14.14%		to	13.12%
2009	2,168,384	$1.27 to $1.14	$2,606,149	0.23%	0.55%	to	1.45%	17.76%		to	16.70%
2008	2,013,495	$1.08 to $0.98	$2,075,960	4.44%	0.55%	to	1.45%	(14.95%)		to	(15.72%)

Oppen Main St Sm Cap VA, Serv
2012	42,432	$1.64 to $1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26	%(10)
2011	48,318	$1.41 to $1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%)		to	(4.12%)
2010	58,250	$1.45 to $1.22	$76,560	0.43%	0.55%	to	1.80%	22.38%		to	21.39	%(6)
2009	67,777	$1.18 to $0.88	$73,523	0.65%	0.55%	to	1.45%	36.13%		to	34.91%
2008	76,585	$0.87 to $0.65	$61,768	0.29%	0.55%	to	1.45%	(38.34%)		to	(38.90%)

Oppen Eq Inc VA, Serv
2012	4,014	$1.03 to $0.99	$4,091	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	4,581	$0.92 to $0.89	$4,172	0.90%	0.85%	to	1.45%	(5.29%)		to	(5.86%)
2010	4,829	$0.97 to $0.95	$4,653	0.91%	0.85%	to	1.45%	13.84%		to	13.15%
2009	5,240	$0.85 to $0.84	$4,443	0.18%	0.85%	to	1.45%	31.45%		to	30.66%
2008	4,235	$0.65 to $0.64	$2,737	0.63%	0.85%	to	1.45%	(42.11%)		to	(42.46%)

PIMCO VIT All Asset, Advisor Cl
2012	205,043	$1.48 to $1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10	%(10)
2011	192,032	$1.29 to $1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
2010	192,371	$1.27 to $1.06	$244,031	4.92%	0.55%	to	1.80%	12.39%		to	6.05	%(6)
2009	1,054,508	$1.13 to $1.13	$1,199,776	6.97%	0.55%	to	1.45%	20.76%		to	19.68%
2008	1,091,785	$0.94 to $0.94	$1,032,082	6.54%	0.55%	to	1.45%	(16.37%)		to	(17.12%)

PIMCO VIT Glb Multi-Asset, Advisor Cl
2012	3,251	$1.03 to $1.02	$3,355	4.05%	0.55%	to	1.90%	2.90	%(10)	to	1.99	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Put VT Global Hlth Care, Cl IB
2012	13,599	$1.40 to $1.35	$18,504	1.32%	0.55%	to	1.20%	21.60%		to	20.81%
2011	16,108	$1.15 to $1.12	$18,079	3.52%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
2010	18,734	$1.17 to $1.15	$21,455	1.99%	0.55%	to	1.20%	1.91%		to	1.25%
2009	23,153	$1.15 to $1.13	$26,091	11.63%	0.55%	to	1.20%	25.31%		to	24.50%
2008	27,807	$0.92 to $0.91	$25,092	—	0.55%	to	1.20%	(17.52%)		to	(18.06%)

Put VT Intl Eq, Cl IB
2012	16,000	$1.34 to $1.37	$21,002	2.29%	0.55%	to	1.20%	21.25%		to	20.46%
2011	20,339	$1.11 to $1.14	$22,088	3.38%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
2010	24,302	$1.34 to $1.39	$32,041	3.67%	0.55%	to	1.20%	9.42%		to	8.71%
2009	29,798	$1.23 to $1.28	$36,019	—	0.55%	to	1.20%	23.95%		to	23.15%
2008	37,947	$0.99 to $1.04	$37,137	2.26%	0.55%	to	1.20%	(44.26%)		to	(44.62%)

 304  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Multi-Cap Gro, Cl IA
2012	34,299	$1.59 to $1.59	$54,990	0.51%	1.25%	to	1.25%	15.63%		to	15.63%
2011	39,973	$1.37 to $1.37	$55,415	0.41%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
2010	47,515	$1.46 to $1.46	$70,085	0.60%	1.25%	to	1.25%	18.38%		to	18.38%
2009	57,178	$1.24 to $1.24	$71,207	0.70%	1.25%	to	1.25%	30.84%		to	30.84%
2008	71,705	$0.94 to $0.94	$68,211	0.32%	1.25%	to	1.25%	(39.38%)		to	(39.38%)

Put VT Multi-Cap Gro, Cl IB
2012	19,953	$1.24 to $1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07 to $1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.21%)
2010	29,434	$1.13 to $1.13	$33,346	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Royce Micro-Cap, Invest Cl
2012	8,699	$3.78 to $3.59	$31,894	—	0.55%	to	0.95%	7.01%		to	6.58%
2011	11,616	$3.54 to $3.37	$39,841	2.08%	0.55%	to	0.95%	(12.58%)		to	(12.93%)
2010	15,792	$4.05 to $3.87	$62,060	1.74%	0.55%	to	0.95%	29.25%		to	28.73%
2009	20,125	$3.13 to $3.00	$61,288	—	0.55%	to	0.95%	57.18%		to	56.55%
2008	24,388	$1.99 to $1.92	$47,373	2.28%	0.55%	to	0.95%	(43.58%)		to	(43.81%)

Third Ave Val
2012	10,403	$2.90 to $2.75	$29,223	0.87%	0.55%	to	0.95%	26.63%		to	26.13%
2011	13,372	$2.29 to $2.18	$29,752	1.66%	0.55%	to	0.95%	(21.74%)		to	(22.05%)
2010	18,735	$2.93 to $2.80	$53,358	3.79%	0.55%	to	0.95%	13.44%		to	12.99%
2009	24,897	$2.58 to $2.48	$62,620	—	0.55%	to	0.95%	44.55%		to	43.98%
2008	31,931	$1.79 to $1.72	$55,710	0.79%	0.55%	to	0.95%	(43.97%)		to	(44.19%)

VP Aggr, Cl 2
2012	697,180	$1.23 to $1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93	%(10)
2011	612,449	$1.08 to $1.11	$659,813	—	0.55%	to	1.80%	(3.63%)		to	(4.82%)
2010	186,004	$1.12 to $1.16	$208,702	—	0.55%	to	1.80%	13.63	%(5)	to	16.17	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Aggr, Cl 4
2012	1,224,668	$1.23 to $1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09 to $1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	1,623,318	$1.12 to $1.12	$1,821,118	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP AC Div Bond, Cl 2
2012	5,762	$1.03 to $1.02	$6,338	1.73%	0.60%	to	1.90%	2.40	%(10)	to	1.50	%(10)
2011	2,104	$1.07 to $1.05	$2,233	0.96%	0.85%	to	1.80%	6.20%		to	5.20%
2010	749	$1.00 to $1.00	$752	—	0.85%	to	1.80%	0.29	%(6)	to	(0.14	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP AC Gro, Cl 2
2012	1,039	$0.98 to $0.97	$1,383	—	0.60%	to	1.90%	(1.86	%)(10)	to	(2.71	%)(10)
2011	374	$1.19 to $1.17	$443	—	0.85%	to	1.80%	(1.72%)		to	(2.65%)
2010	150	$1.21 to $1.21	$181	—	0.85%	to	1.80%	21.02	%(6)	to	20.50	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  305

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP BR Gl Infl Prot Sec, Cl 2
2012	7,821	$1.05 to $1.04	$8,994	4.33%	0.60%	to	1.90%	4.10	%(10)	to	3.20	%(10)
2011	4,309	$1.11 to $1.09	$4,760	7.58%	0.85%	to	1.80%	8.99%		to	7.96%
2010	1,171	$1.02 to $1.01	$1,191	—	0.85%	to	1.80%	1.76	%(6)	to	1.32	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP BR Gl Infl Prot Sec, Cl 3
2012	180,662	$1.43 to $1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
2011	202,745	$1.36 to $1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%		to	8.45%
2010	230,072	$1.24 to $1.17	$279,401	0.79%	0.55%	to	1.45%	3.56%		to	2.63%
2009	1,530,203	$1.20 to $1.14	$1,785,469	8.68%	0.55%	to	1.45%	6.25%		to	5.30%
2008	658,300	$1.13 to $1.08	$727,423	2.47%	0.55%	to	1.45%	(0.41%)		to	(1.30%)

VP Col Wanger Intl Eq, Cl 2
2012	5,242	$1.05 to $1.06	$6,476	1.20%	0.60%	to	1.90%	5.15	%(10)	to	4.23	%(10)
2011	3,358	$1.03 to $1.02	$3,463	2.18%	0.85%	to	1.80%	(14.49%)		to	(15.29%)
2010	1,007	$1.21 to $1.20	$1,218	0.46%	0.85%	to	1.80%	20.96	%(6)	to	20.45	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Col Wanger US Eq, Cl 2
2012	3,573	$1.02 to $1.02	$5,120	—	0.60%	to	1.90%	4.01	%(10)	to	3.11	%(10)
2011	2,115	$1.22 to $1.20	$2,571	—	0.85%	to	1.80%	(5.86%)		to	(6.75%)
2010	534	$1.29 to $1.29	$689	—	0.85%	to	1.80%	29.16	%(6)	to	28.60	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Conserv, Cl 2
2012	852,752	$1.15 to $1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79	%(10)
2011	593,897	$1.08 to $1.06	$634,319	—	0.55%	to	1.80%	2.67%		to	1.40%
2010	176,204	$1.05 to $1.05	$184,094	—	0.55%	to	1.80%	5.56	%(5)	to	4.56	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Conserv, Cl 4
2012	1,687,368	$1.15 to $1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	1,512,637	$1.08 to $1.06	$1,616,062	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	1,349,528	$1.05 to $1.04	$1,409,946	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP DFA Intl Val, Cl 2
2012	1,949	$1.03 to $1.06	$2,109	1.97%	0.60%	to	1.90%	7.74	%(10)	to	6.81	%(10)
2011	1,689	$0.94 to $0.93	$1,585	1.97%	0.85%	to	1.80%	(20.23%)		to	(20.99%)
2010	426	$1.18 to $1.18	$503	2.09%	0.85%	to	1.80%	18.02	%(6)	to	17.51	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP EV Floating Rate Inc, Cl 2
2012	10,325	$1.04 to $1.03	$11,510	4.46%	0.60%	to	1.90%	3.04	%(10)	to	2.14	%(10)
2011	7,348	$1.06 to $1.04	$7,735	2.06%	0.85%	to	1.80%	1.07%		to	0.11%
2010	1,565	$1.05 to $1.04	$1,646	—	0.85%	to	1.80%	4.62	%(6)	to	4.17	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 306  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Invesco Intl Gro, Cl 2
2012	2,350	$1.04 to $1.05	$2,859	1.14%	0.60%	to	1.90%	4.69	%(10)	to	3.78	%(10)
2011	1,594	$1.07 to $1.06	$1,701	1.61%	0.85%	to	1.80%	(7.90%)		to	(8.77%)
2010	350	$1.16 to $1.16	$407	0.64%	0.85%	to	1.80%	16.27	%(6)	to	15.78	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP JPM Core Bond, Cl 2
2012	5,081	$1.03 to $1.02	$5,563	2.07%	0.60%	to	1.90%	2.28	%(10)	to	1.38	%(10)
2011	2,823	$1.06 to $1.05	$2,996	0.96%	0.85%	to	1.80%	5.86%		to	4.87%
2010	1,132	$1.01 to $1.00	$1,138	—	0.85%	to	1.80%	0.59	%(6)	to	0.16	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Jennison Mid Cap Gro, Cl 2
2012	1,561	$1.01 to $1.00	$2,138	—	0.60%	to	1.90%	0.58	%(10)	to	(0.30	%)(10)
2011	738	$1.20 to $1.19	$885	—	0.85%	to	1.80%	1.00%		to	0.04%
2010	270	$1.19 to $1.19	$322	—	0.85%	to	1.80%	19.06	%(6)	to	18.55	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Holl Lg Cap Gro, Cl 2
2012	2,433	$0.96 to $0.95	$3,202	—	0.60%	to	1.90%	(4.12	%)(10)	to	(4.96	%)(10)
2011	1,490	$1.20 to $1.18	$1,778	—	0.85%	to	1.80%	(3.31%)		to	(4.22%)
2010	208	$1.24 to $1.23	$257	—	0.85%	to	1.80%	23.91	%(6)	to	23.38	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP MFS Val, Cl 2
2012	2,006	$1.03 to $1.03	$2,606	—	0.60%	to	1.90%	3.17	%(10)	to	2.27	%(10)
2011	1,177	$1.14 to $1.13	$1,341	—	0.85%	to	1.80%	(1.12%)		to	(2.05%)
2010	254	$1.16 to $1.15	$294	—	0.85%	to	1.80%	15.65	%(6)	to	15.15	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod, Cl 2
2012	5,088,616	$1.21 to $1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25	%(10)
2011	4,072,928	$1.09 to $1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%)		to	(1.51%)
2010	1,584,363	$1.10 to $1.10	$1,732,993	—	0.55%	to	1.80%	9.82	%(5)	to	10.43	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod, Cl 4
2012	9,162,518	$1.21 to $1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	9,718,867	$1.09 to $1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	10,566,949	$1.10 to $1.09	$11,557,839	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	% (5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Aggr, Cl 2
2012	2,775,343	$1.22 to $1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94	%(10)
2011	2,443,394	$1.09 to $1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%)		to	(3.18%)
2010	891,747	$1.11 to $1.13	$991,528	—	0.55%	to	1.80%	11.61	%(5)	to	13.26	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  307

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod Aggr, Cl 4
2012	4,925,651	$1.22 to $1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	5,802,273	$1.09 to $1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	6,431,039	$1.12 to $1.11	$7,156,739	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Conserv, Cl 2
2012	1,698,010	$1.18 to $1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81	%(10)
2011	1,249,525	$1.09 to $1.07	$1,348,503	—	0.55%	to	1.80%	1.30%		to	0.05%
2010	486,156	$1.07 to $1.07	$520,096	—	0.55%	to	1.80%	7.42	%(5)	to	7.37	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Conserv, Cl 4
2012	3,133,836	$1.18 to $1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09 to $1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	3,111,865	$1.07 to $1.07	$3,332,020	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP MS Global Real Est, Cl 2
2012	4,557	$1.13 to $1.14	$6,254	0.11%	0.60%	to	1.90%	11.59	%(10)	to	10.62	%(10)
2011	2,625	$1.07 to $1.06	$2,804	4.39%	0.85%	to	1.80%	(10.38%)		to	(11.23%)
2010	702	$1.20 to $1.19	$840	—	0.85%	to	1.80%	19.64	%(6)	to	19.13	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP NFJ Divd Val, Cl 2
2012	2,708	$1.04 to $1.04	$3,629	—	0.60%	to	1.90%	5.35	%(10)	to	4.43	%(10)
2011	1,199	$1.20 to $1.19	$1,437	—	0.85%	to	1.80%	2.42%		to	1.46%
2010	143	$1.17 to $1.17	$168	—	0.85%	to	1.80%	17.49	%(6)	to	16.99	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Nuveen Winslow Lg Cap Gro, Cl 2
2012	971	$0.96 to $0.95	$1,309	—	0.60%	to	1.90%	(2.81	%)(10)	to	(3.66	%)(10)
2011	450	$1.22 to $1.20	$547	—	0.85%	to	1.80%	(1.19%)		to	(2.12%)
2010	28	$1.23 to $1.23	$34	—	0.85%	to	1.80%	23.31	%(6)	to	22.78	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Ptnrs Sm Cap Gro, Cl 2
2012	816	$0.97 to $0.97	$1,135	—	0.60%	to	1.90%	(3.52	%)(10)	to	(4.36	%)(10)
2011	466	$1.27 to $1.25	$591	—	0.85%	to	1.80%	(1.43%)		to	(2.36%)
2010	93	$1.29 to $1.29	$120	—	0.85%	to	1.80%	29.05	%(6)	to	28.50	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Ptnrs Sm Cap Val, Cl 2
2012	1,185	$1.02 to $1.03	$1,544	—	0.60%	to	1.90%	4.35	%(10)	to	3.44	%(10)
2011	603	$1.17 to $1.15	$702	—	0.85%	to	1.80%	(5.33%)		to	(6.22%)
2010	368	$1.23 to $1.23	$453	—	0.85%	to	1.80%	23.21	%(6)	to	22.68	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 308  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Ptnrs Sm Cap Val, Cl 3
2012	69,566	$2.23 to $1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98 to $1.10	$151,348	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	106,425	$2.08 to $1.17	$197,266	—	0.55%	to	1.45%	23.75%		to	22.64%
2009	942,973	$1.68 to $0.95	$1,090,106	—	0.55%	to	1.45%	35.80%		to	34.59%
2008	856,114	$1.24 to $0.71	$751,584	0.10%	0.55%	to	1.45%	(31.95%)		to	(32.56%)

VP PIMCO Mortgage Backed Sec, Cl 2
2012	3,405	$1.01 to $1.00	$3,576	1.40%	0.60%	to	1.90%	0.42	%(10)	to	(0.46	%)(10)
2011	1,378	$1.05 to $1.03	$1,436	0.65%	0.85%	to	1.80%	4.32%		to	3.34%
2010	446	$1.00 to $1.00	$447	—	0.85%	to	1.80%	0.20	%(6)	to	(0.23	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Pyramis Intl Eq, Cl 2
2012	1,039	$1.07 to $1.09	$1,247	1.94%	0.60%	to	1.90%	8.70	%(10)	to	7.75	%(10)
2011	564	$1.01 to $1.00	$569	2.21%	0.85%	to	1.80%	(13.60%)		to	(14.42%)
2010	66	$1.17 to $1.17	$78	1.90%	0.85%	to	1.80%	17.10	%(6)	to	16.60	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Sit Divd Gro, Cl 2
2012	1,623	$0.99 to $0.99	$1,966	—	0.60%	to	1.90%	(0.12	%)(10)	to	(0.99	%)(10)
2011	1,118	$1.11 to $1.10	$1,240	—	0.85%	to	1.80%	(4.42%)		to	(5.31%)
2010	387	$1.16 to $1.16	$451	—	0.85%	to	1.80%	16.40	%(6)	to	15.90	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Sit Divd Gro, Cl 3
2012	39,258	$1.06 to $1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96 to $0.93	$46,968	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	63,234	$1.00 to $0.98	$62,574	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	1,684,963	$0.90 to $0.89	$1,518,919	—	0.55%	to	1.45%	30.61%		to	29.44%
2008	917,373	$0.69 to $0.69	$634,861	0.03%	0.55%	to	1.45%	(38.92%)		to	(39.47%)

VP Vty Estb Val, Cl 2
2012	2,603	$1.03 to $1.04	$3,421	—	0.60%	to	1.90%	4.13	%(10)	to	3.22	%(10)
2011	1,692	$1.14 to $1.13	$1,924	—	0.85%	to	1.80%	(7.32%)		to	(8.19%)
2010	409	$1.23 to $1.23	$504	—	0.85%	to	1.80%	23.09	%(6)	to	22.56	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Vty Estb Val, Cl 3
2012	9,680	$1.53 to $1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32 to $1.07	$13,013	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	10,676	$1.42 to $1.16	$14,315	—	0.55%	to	1.45%	21.20%		to	20.11%
2009	11,506	$1.17 to $0.97	$12,879	—	0.55%	to	1.45%	35.88%		to	34.66%
2008	13,413	$0.86 to $0.72	$11,161	—	0.55%	to	1.45%	(37.03%)		to	(37.60%)

VP WF Short Duration Govt, Cl 2
2012	1,916	$1.01 to $1.00	$1,952	1.03%	0.60%	to	1.90%	0.47	%(10)	to	(0.41	%)(10)
2011	807	$1.02 to $1.00	$818	0.73%	0.85%	to	1.80%	1.33%		to	0.38%
2010	401	$1.00 to $1.00	$402	—	0.85%	to	1.80%	0.41	%(6)	to	(0.02	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  309

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Wanger Intl
2012	137,801	$2.74 to $1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%	to	19.80%
2011	167,899	$2.27 to $1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%)	to	(15.85%)
2010	199,414	$2.67 to $1.38	$458,489	1.70%	0.55%	to	1.45%	24.23%	to	23.12%
2009	578,944	$2.15 to $1.12	$893,102	3.70%	0.55%	to	1.45%	48.96%	to	47.63%
2008	486,121	$1.44 to $0.76	$546,084	0.96%	0.55%	to	1.45%	(45.90%)	to	(46.39%)

Wanger USA
2012	166,631	$2.40 to $1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%	to	18.28%
2011	200,494	$2.01 to $1.08	$349,684	—	0.55%	to	1.45%	(4.02%)	to	(4.88%)
2010	240,629	$2.09 to $1.13	$441,908	—	0.55%	to	1.45%	22.68%	to	21.58%
2009	573,990	$1.71 to $0.93	$745,596	—	0.55%	to	1.45%	41.45%	to	40.18%
2008	572,582	$1.21 to $0.67	$550,276	—	0.55%	to	1.45%	(40.02%)	to	(40.56%)

WF Adv VT Index Asset Alloc, Cl 2
2012	19,665	$1.50 to $1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%	to	11.68%
2011	23,246	$1.34 to $1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%	to	5.22%
2010	29,127	$1.26 to $1.26	$36,093	1.75%	0.55%	to	1.20%	12.67%	to	11.94%
2009	37,522	$1.12 to $1.12	$41,324	2.02%	0.55%	to	1.20%	14.82%	to	14.08%
2008	49,869	$0.98 to $0.98	$47,943	2.38%	0.55%	to	1.20%	(29.50%)	to	(29.96%)

WF Adv VT Intl Eq, Cl 2
2012	40,040	$1.39 to $0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%	to	11.84%
2011	48,128	$1.23 to $0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%)	to	(14.16%)
2010	57,745	$1.43 to $1.00	$74,526	1.67%	0.55%	to	1.45%	15.86%	to	14.83%
2009	775,672	$1.23 to $0.87	$752,302	0.46%	0.55%	to	1.45%	14.84%	to	13.81%
2008	36,966	$1.07 to $0.76	$36,330	—	0.55%	to	1.45%	(41.92%)	to	(42.44%)

WF Adv VT Opp, Cl 2
2012	42,608	$1.70 to $1.01	$66,547	0.09%	0.55%	to	1.90%	14.89%	to	1.20	%(10)
2011	54,722	$1.48 to $1.14	$74,879	0.11%	0.55%	to	1.80%	(6.04%)	to	(7.21%)
2010	34,393	$1.57 to $1.23	$51,585	0.76%	0.55%	to	1.80%	23.08%	to	22.05	%(6)
2009	38,816	$1.28 to $1.00	$47,589	—	0.55%	to	1.45%	46.93%	to	45.61%
2008	45,514	$0.87 to $0.69	$38,279	1.90%	0.55%	to	1.45%	(40.43%)	to	(40.96%)

WF Adv VT Sm Cap Gro, Cl 2
2012	42,724	$1.54 to $0.93	$63,274	—	0.55%	to	1.90%	7.28%	to	(7.05	%)(10)
2011	51,889	$1.43 to $1.19	$71,998	—	0.55%	to	1.80%	(5.12%)	to	(6.29%)
2010	68,151	$1.51 to $1.27	$100,081	—	0.55%	to	1.80%	26.08%	to	26.74	%(6)
2009	72,341	$1.20 to $1.11	$84,640	—	0.55%	to	1.45%	51.81%	to	50.45%
2008	65,403	$0.79 to $0.74	$50,668	—	0.55%	to	1.45%	(41.74%)	to	(42.27%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.

 310  ■  RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2012 and December 31, 2011 and the related consolidated statements of income, statements of comprehensive income, shareholder’s equity, and cash flows for each of the two years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2012 and December 31, 2011, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America.
As discussed in Note 1 to the Consolidated Financial Statements, the Company changed the manner in which it accounts for deferred acquisition costs in 2012.

Minneapolis, Minnesota

February 26, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) for the year ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated results of RiverSource Life Insurance Company’s operations and its cash flows for the year ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 3 to the consolidated financial statements, in 2012 the Company adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products. The accompanying 2010 financial statements have been retrospectively adjusted.

Minneapolis, Minnesota

February 23, 2011; except for Notes 1 and 3, regarding the impact of the adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products, as to which the date is February 26, 2013.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS
(in millions, except share amounts)

December 31,	2012	2011

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2012, $23,058; 2011, $24,398)	$25,932	$26,577
Common stocks, at fair value (cost: 2012, $2; 2011, $1)	4	2
Mortgage loans, at amortized cost (less allowance for loan losses: 2012, $26; 2011, $32)	3,389	2,473
Policy loans	752	739
Other investments	743	730

Total investments	30,820	30,521
Cash and cash equivalents	336	828
Restricted cash	86	26
Reinsurance recoverables	2,047	1,953
Other receivables	203	162
Accrued investment income	291	307
Deferred acquisition costs	2,373	2,413
Deferred sales inducement costs	404	464
Other assets	3,793	3,638
Separate account assets	69,395	63,174

Total assets	$109,748	$103,486

Liabilities and Shareholder’s Equity

Liabilities:
Future policy benefits	$30,670	$31,169
Policy claims and other policyholders’ funds	132	121
Borrowings under repurchase agreements	501	504
Line of credit with Ameriprise Financial, Inc.	150	300
Other liabilities	4,201	3,608
Separate account liabilities	69,395	63,174

Total liabilities	105,049	98,876

Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,462	2,461
Retained earnings	1,000	1,215
Accumulated other comprehensive income, net of tax	1,234	931

Total shareholder’s equity	4,699	4,610

Total liabilities and shareholder’s equity	$109,748	$103,486

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME
(in millions)

Years Ended December 31,	2012	2011	2010

Revenues

Premiums	$442	$493	$489
Net investment income	1,480	1,593	1,629
Policy and contract charges	1,593	1,540	1,389
Other revenues	329	303	272
Net realized investment gains (losses)	(3)	5	16

Total revenues	3,841	3,934	3,795

Benefits and expenses

Benefits, claims, losses and settlement expenses	1,216	950	1,203
Interest credited to fixed accounts	831	856	909
Amortization of deferred acquisition costs	225	336	53
Other insurance and operating expenses	755	781	746

Total benefits and expenses	3,027	2,923	2,911

Pretax income	814	1,011	884
Income tax provision	164	190	195

Net income	$650	$821	$689

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(12)	$(47)	$(22)
Portion of gain (loss) recognized in other comprehensive income (before taxes)	(5)	23	(6)

Net impairment losses recognized in net realized investment gains (losses)	$(17)	$(24)	$(28)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in millions)

Years Ended December 31,	2012	2011	2010

Net income	$650	$821	$689
Other comprehensive income, net of tax:
Net unrealized gains on securities:
Net unrealized securities gains arising during the period	451	364	516
Reclassification of net securities (gains) losses included in net income	1	(3)	(13)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables	(154)	(194)	(169)

Total net unrealized gains on securities	298	167	334

Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	5	4	4

Total net unrealized losses on derivatives	5	4	4

Total other comprehensive income, net of tax	303	171	338

Total comprehensive income	$953	$992	$1,027

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY
(in millions)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Shares	Capital	Earnings	Income	Total

Balances at January 1, 2010, previously reported	$3	$2,445	$3,114	$382	$5,944
Cumulative effect of change in accounting policies, net of tax	—	—	(1,309)	40	(1,269)

Balances at January 1, 2010, as adjusted	$3	$2,445	$1,805	$422	$4,675
Comprehensive income:
Net income	—	—	689	—	689
Other comprehensive income, net of tax	—	—	—	338	338

Total comprehensive income					1,027
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(500)	—	(500)
Non-cash capital contribution from Ameriprise Financial, Inc.	—	14	—	—	14

Balances at December 31, 2010	3	2,460	1,994	760	5,217
Comprehensive income:
Net income	—	—	821	—	821
Other comprehensive income, net of tax	—	—	—	171	171

Total comprehensive income					992
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Non-cash dividend to Ameriprise Financial, Inc.	—	—	(850)	—	(850)

Balances at December 31, 2011	3	2,461	1,215	931	4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	$3	$2,462	$1,000	$1,234	$4,699

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in millions)

Years Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities

Net income	$650	$821	$689
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	(16)	(73)	(79)
Deferred income tax expense (benefit)	(40)	50	359
Contractholder and policyholder charges, non-cash	(273)	(264)	(259)
Loss from equity method investments	26	33	19
Net realized investment gains	(14)	(26)	(46)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	17	21	29
Change in operating assets and liabilities:
Deferred acquisition costs	(28)	54	(242)
Deferred sales inducement costs	51	72	(38)
Other investments, net	25	—	10
Future policy benefits for traditional life, disability income and long term care insurance	238	253	302
Policy claims and other policyholders’ funds	11	(13)	11
Reinsurance recoverables	(107)	(127)	(143)
Other receivables	(35)	25	(53)
Accrued investment income	16	2	(6)
Derivatives collateral, net	(432)	649	55
Other, net	623	191	271

Net cash provided by operating activities	712	1,668	879

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	156	664	1,268
Maturities, sinking fund payments and calls	3,292	3,200	3,719
Purchases	(2,271)	(4,084)	(4,970)
Proceeds from sales, maturities and repayments of mortgage loans	310	202	207
Funding of mortgage loans	(277)	(207)	(154)
Purchase of residential mortgage loans from affiliate	(954)	—	—
Proceeds from sales of other investments	117	114	95
Purchase of other investments	(286)	(296)	(86)
Purchase of land, buildings, equipment and software	(8)	(6)	(15)
Change in policy loans, net	(13)	(10)	(14)

Net cash provided by (used in) investing activities	66	(423)	50

Cash Flows from Financing Activities

Policyholder and contractholder account values:
Considerations received	1,406	1,378	1,593
Net transfers from (to) separate accounts	(30)	39	(1,337)
Surrenders and other benefits	(1,271)	(1,311)	(1,338)
Change in borrowings under repurchase agreements, net	(5)	107	397
Proceeds from line of credit with Ameriprise Financial, Inc.	418	415	13
Payments on line of credit with Ameriprise Financial, Inc.	(568)	(118)	(310)
Deferred premium options, net	(356)	(254)	(182)
Tax adjustment on share-based incentive compensation plan	1	1	—
Cash dividend to Ameriprise Financial, Inc.	(865)	(750)	(500)

Net cash used in financing activities	(1,270)	(493)	(1,664)

Net increase (decrease) in cash and cash equivalents	(492)	752	(735)
Cash and cash equivalents at beginning of period	828	76	811

Cash and cash equivalents at end of period	$336	$828	$76

Supplemental Disclosures:
Income taxes paid, net	$109	$176	$112
Interest paid on borrowings	4	5	3
Non-cash investing activity:
Capital contributions from Ameriprise Financial, Inc.	$—	$—	$14
Dividend to Ameriprise Financial, Inc.	—	850	—
Affordable housing partnership commitments not yet remitted	13	137	171

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•	RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $41 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $11 million. In the second quarter of 2012, the Company made a correction for a tax item related to securities lending activities primarily attributable to prior periods, which resulted in a $32 million increase to tax expense. Management has determined that the effect of these corrections is not material to all current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

On January 1, 2012, the Company retrospectively adopted the new accounting standard for DAC for insurance and annuity products. See Note 2 and Note 3 for further information on the new accounting standard and the resulting changes in the Company’s accounting policies on the deferral of acquisition costs.

RiverSource Life Insurance Company

The following tables present the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

	December 31, 2011
	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted

Balance Sheets
Assets
Deferred income taxes, net	$—	$60	$60
Deferred acquisition costs	4,367	(1,954)	2,413
Total assets	105,380	(1,894)	103,486

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits	31,182	(13)	31,169
Deferred income taxes, net	620	(620)	—
Other liabilities	3,607	1	3,608
Total liabilities	99,508	(632)	98,876
Shareholder’s equity:
Retained earnings	2,589	(1,374)	1,215
Accumulated other comprehensive income, net of tax	819	112	931
Total shareholder’s equity	5,872	(1,262)	4,610
Total liabilities and shareholder’s equity	105,380	(1,894)	103,486

	December 31, 2010			January 1, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Shareholder’s Equity
Retained earnings	$3,410	$(1,416)	$1,994	$3,114	$(1,309)	$1,805
Accumulated other comprehensive income, net of tax	675	85	760	382	40	422
Total shareholder’s equity	6,548	(1,331)	5,217	5,944	(1,269)	4,675

	Year Ended December 31, 2011			Year Ended December 31, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Income
Revenues
Total revenues	$3,934	$—	$3,934	$3,795	$—	$3,795
Benefits and expenses
Benefits, claims, losses and settlement expenses	950	—	950	1,203	—	1,203
Interest credited to fixed accounts	853	3	856	909	—	909
Amortization of deferred acquisition costs	539	(203)	336	53	—	53
Other insurance and operating expenses	645	136	781	582	164	746

Total benefits and expenses	2,987	(64)	2,923	2,747	164	2,911
Pretax income	947	64	1,011	1,048	(164)	884
Income tax provision	168	22	190	252	(57)	195

Net income	$779	$42	$821	$796	$(107)	$689

The Company’s principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity (“EIA”) may have their interest calculated based on an increase in a broad-based stock market index.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally

RiverSource Life Insurance Company

available with these life insurance products. In 2011, the Company began offering indexed universal life (“IUL”) insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company’s variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities (“VIEs”) and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

•	If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

(i)	the entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

•	If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE’s variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE’s expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Mortgage Loans, net
Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses.

RiverSource Life Insurance Company

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments
Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans
Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any.

In October 2012, the Company purchased residential mortgage loans from an affiliate, Ameriprise Bank, FSB. These loans were purchased at fair value. The purchase price takes into account the credit quality of the loan portfolio, resulting in no allowance for loan losses recorded at the acquisition date.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are charged off when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status

RiverSource Life Insurance Company

of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2012 and 2011 was $86 million and $26 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders’ funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2012 and 2011, land, buildings, equipment and software were $174 million and $182 million, respectively, net of accumulated depreciation of $91 million and $75 million, respectively. Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $17 million, $16 million and $14 million, respectively.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm

RiverSource Life Insurance Company

commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income are recognized in earnings immediately.

The equity components of EIA and IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized by the Company include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributers is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required

RiverSource Life Insurance Company

amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Future Policy Benefits and Policy Claims and Other Policyholders’ Funds

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders’ funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders’ funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC

RiverSource Life Insurance Company

asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in future policy benefits and policy claims and other policyholders’ funds are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology

RiverSource Life Insurance Company

and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company’s deferred taxes is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state net operating losses and therefore a valuation allowance of $5 million has been established at December 31, 2012.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In June 2011, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders’ equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The Company retrospectively adopted the standard in the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations. See the Company’s Consolidated Statements of Comprehensive Income for the newly required statements.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted the standard in the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Company adopted the standard in

RiverSource Life Insurance Company

the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted and Note 2 for the Company’s accounting policies on DAC.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in the third quarter of 2011. The adoption did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 6 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in the first quarter of 2011. The adoption did not impact the Company’s consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise’s involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Future Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the FASB updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income. The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The adoption of the standard will not impact the Company’s consolidated results of operations and financial condition.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and

RiverSource Life Insurance Company

transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The adoption of the standard is not expected to impact the Company’s consolidated financial condition and results of operations.

4.	VARIABLE INTEREST ENTITIES
RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $409 million and $384 million as of December 31, 2012 and 2011, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $144 million and $267 million recorded in other liabilities as of December 31, 2012 and 2011, respectively, related to the future funding commitments for affordable housing partnerships.

5.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,881	$2,167	$(7)	$17,041	$—
Residential mortgage backed securities	3,446	233	(58)	3,621	(24)
Commercial mortgage backed securities	2,717	287	—	3,004	—
State and municipal obligations	976	180	(34)	1,122	—
Asset backed securities	808	66	(3)	871	—
Foreign government bonds and obligations	188	36	—	224	—
U.S. government and agencies obligations	42	7	—	49	—

Total fixed maturities	23,058	2,976	(102)	25,932	(24)
Common stocks	2	2	—	4	1

Total	$23,060	$2,978	$(102)	$25,936	$(23)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,770	$1,726	$(78)	$16,418	$—
Residential mortgage backed securities	4,264	242	(138)	4,368	(41)
Commercial mortgage backed securities	3,355	276	—	3,631	—
State and municipal obligations	1,012	131	(47)	1,096	—
Asset backed securities	812	43	(6)	849	—
Foreign government bonds and obligations	126	19	(1)	144	—
U.S. government and agencies obligations	49	8	—	57	—
Other structured investments	10	4	—	14	4

Total fixed maturities	24,398	2,449	(270)	26,577	(37)
Common stocks	1	1	—	2	—

Total	$24,399	$2,450	$(270)	$26,579	$(37)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2012 and 2011, fixed maturity securities comprised approximately 84% and 87%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2012 and

RiverSource Life Insurance Company

2011, approximately $1.5 billion and $1.2 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2012			December 31, 2011
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in millions, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$5,680	$6,198	24%	$7,276	$7,811	30%
AA	1,102	1,273	5	1,161	1,291	5
A	4,262	4,849	19	4,148	4,578	17
BBB	10,409	12,019	46	10,211	11,446	43
Below investment grade	1,605	1,593	6	1,602	1,451	5

Total fixed maturities	$23,058	$25,932	100%	$24,398	$26,577	100%

At December 31, 2012 and 2011, approximately 32% and 33%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in millions, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	50	$477	$(4)	6	$70	$(3)	56	$547	$(7)
Residential mortgage backed securities	6	107	—	56	293	(58)	62	400	(58)
State and municipal obligations	—	—	—	2	100	(34)	2	100	(34)
Asset backed securities	1	10	—	5	86	(3)	6	96	(3)

Total	57	$594	$(4)	69	$549	$(98)	126	$1,143	$(102)

(in millions, except	December 31, 2011
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	70	$1,004	$(37)	9	$257	$(41)	79	$1,261	$(78)
Residential mortgage backed securities	31	344	(8)	63	336	(130)	94	680	(138)
State and municipal obligations	—	—	—	2	87	(47)	2	87	(47)
Asset backed securities	11	139	(3)	3	43	(3)	14	182	(6)
Foreign government bonds and obligations	5	23	(1)	—	—	—	5	23	(1)

Total	117	$1,510	$(49)	77	$723	$(221)	194	$2,233	$(270)

As part of the Company’s ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads primarily related to non-agency residential mortgage backed securities purchased prior to 2008.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in millions)	2012	2011	2010

Beginning balance	$106	$108	$82
Credit losses for which an other-than-temporary impairment was not previously recognized	1	13	14
Credit losses for which an other-than-temporary impairment was previously recognized	16	11	12
Reductions for securities sold during the period (realized)	(36)	(26)	—

Ending balance	$87	$106	$108

RiverSource Life Insurance Company

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in millions)	Gains	Income Tax	Gains

Balance at January 1, 2010	$638	$(222)	$416
Cumulative effect of accounting change	62	(22)	40 (1)
Net unrealized securities gains arising during the period(2)	794	(278)	516
Reclassification of net securities gains included in net income	(20)	7	(13)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(259)	90	(169)

Balance at December 31, 2010	1,215	(425)	790 (3)
Net unrealized securities gains arising during the period(2)	560	(196)	364
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(299)	105	(194)

Balance at December 31, 2011	1,471	(514)	957 (3)
Net unrealized securities gains arising during the period(2)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(237)	83	(154)

Balance at December 31, 2012	$1,930	$(675)	$1,255 (3)

(1)	The Company retrospectively adopted a new accounting standard on January 1, 2012 for DAC. See Note 1 and Note 3 for additional information on the adoption impact.
(2)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(3)	Includes $(15) million, $(20) million and $(13) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2012, 2011 and 2010, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Gross realized investment gains	$16	$48	$51
Gross realized investment losses	(1)	(20)	(4)
Other-than-temporary impairments	(17)	(24)	(28)

Total	$(2)	$4	$19

Other-than-temporary impairments for the years ended December 31, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry.

RiverSource Life Insurance Company

Available-for-Sale securities by contractual maturity at December 31, 2012 were as follows:

	Amortized
(in millions)	Cost	Fair Value

Due within one year	$1,537	$1,563
Due after one year through five years	4,065	4,372
Due after five years through 10 years	6,902	7,900
Due after 10 years	3,583	4,601

	16,087	18,436

Residential mortgage backed securities	3,446	3,621
Commercial mortgage backed securities	2,717	3,004
Asset backed securities	808	871
Common stocks	2	4

Total	$23,060	$25,936

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

At both December 31, 2012 and 2011, bonds carried at $7 million were on deposit with various states as required by law.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Income on fixed maturities	$1,324	$1,469	$1,486
Income on mortgage loans	158	149	156
Other investments	26	18	32

	1,508	1,636	1,674
Less: investment expenses	28	43	45

Total	$1,480	$1,593	$1,629

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Fixed maturities	$(2)	$4	$19
Mortgage loans	—	2	(6)
Other investments	(1)	(1)	3

Total	$(3)	$5	$16

6.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2012

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)
Provisions	—	—	—

Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

RiverSource Life Insurance Company

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$36	$5	$41
Charge-offs	(3)	—	(3)
Provisions	(1)	—	(1)

Ending balance	$32	$5	$37

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	23	5	28

	December 31, 2010

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$30	$12	$42
Charge-offs	(1)	(2)	(3)
Provisions	7	(5)	2

Ending balance	$36	$5	$41

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	28	5	33

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2012

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$39	$—	$—	$39
Collectively evaluated for impairment	2,442	934	303	3,679

Total	$2,481	$934	$303	$3,718

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$64	$1	$65
Collectively evaluated for impairment	2,441	301	2,742

Total	$2,505	$302	$2,807

As of December 31, 2012 and 2011, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $10 million and $4 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $80 million as of December 31, 2012.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Purchases
Residential mortgage loans	$954	$—	$—
Syndicated loans	111	194	59

Total loans purchased	$1,065	$194	$59

Sales
Syndicated loans	$9	$2	$2

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $4 million and $12 million as of December 31, 2012 and 2011, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 2% and 3% of total commercial mortgage loans at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Company

Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in millions, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

South Atlantic	$625	25%	$29	$618	25%	$—
Pacific	565	23	15	556	22	1
Mountain	262	11	12	275	11	11
East North Central	255	10	3	247	10	—
West North Central	216	9	—	224	9	1
Middle Atlantic	198	8	6	217	9	—
West South Central	159	6	4	173	7	2
New England	135	5	1	130	5	—
East South Central	66	3	2	65	2	—

	2,481	100%	$72	2,505	100%	$15

Less: allowance for loan losses	26			32

Total	$2,455		$2,473

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in millions, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

Retail	$822	33%	$41	$825	33%	$2
Office	597	24	—	669	27	2
Industrial	449	18	9	455	18	1
Apartments	415	17	13	358	14	—
Mixed use	42	2	—	42	2	—
Hotel	36	1	—	51	2	—
Other	120	5	9	105	4	10

	2,481	100%	$72	2,505	100%	$15

Less: allowance for loan losses	26			32

Total	$2,455			$2,473

Residential Mortgage Loans
In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price takes into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management will update FICO scores and LTV ratios semiannually.

As of December 31, 2012, approximately 3% of residential mortgage loans had FICO scores below 640. At December 31, 2012, approximately 7% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 38% of the portfolio as of December 31, 2012. No other state represents more than 10% of the total residential mortgage loan portfolio. At December 31, 2012, the Company had $627 million of funding commitments for residential mortgage loans.

Syndicated Loans
The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2012 and 2011 were $2 million and $1 million, respectively.

RiverSource Life Insurance Company

Troubled Debt Restructurings
The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2012		2011

	Number of	Recorded	Number of	Recorded
(in millions, except number of loans)	Loans	Investment	Loans	Investment

Commercial mortgage loans	4	$13	10	$49
Syndicated loans	2	1	—	—

Total	6	$14	10	$49

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2012 and 2011. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

7.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term. As part of the third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

The balances of and changes in DAC (subsequent to the adjustment for the new accounting standard) were as follows:

(in millions)	2012	2011	2010

Balance at January 1	$2,413	$2,521	$2,349
Capitalization of acquisition costs	253	282	295
Amortization, excluding the impact of valuation assumptions review	(214)	(305)	(227)
Amortization, impact of valuation assumptions review	(11)	(31)	174
Impact of change in net unrealized securities gains	(68)	(54)	(70)

Balance at December 31	$2,373	$2,413	$2,521

The balances of and changes in DSIC were as follows:

(in millions)	2012	2011	2010

Balance at January 1	$464	$545	$524
Capitalization of sales inducement costs	7	9	35
Amortization, excluding the impact of valuation assumptions review	(45)	(70)	(49)
Amortization, impact of valuation assumptions review	(13)	(11)	52
Impact of change in net unrealized securities gains	(9)	(9)	(17)

Balance at December 31	$404	$464	$545

8.	REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy’s death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life Insurance Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2012 and 2011, traditional life and universal life insurance in force aggregated $191.4 billion and $191.2 billion, respectively, of which $138.6 billion and $136.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Direct premiums	$656	$707	$681
Reinsurance ceded	(214)	(214)	(192)

Net premiums	$442	$493	$489

Policy and contract charges are presented on the Consolidated Statements of Income net of $84 million, $71 million and $67 million of reinsurance ceded for the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance recovered from reinsurers was $196 million, $189 million and $166 million for the years ended December 31, 2012, 2011 and 2010, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.6 billion and $1.5 billion related to LTC risk ceded to Genworth as of December 31, 2012 and 2011, respectively. Included in future policy benefits is $615 million and $629 million related to assumed reinsurance arrangements as of December 31, 2012 and 2011, respectively.

9.	FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS’ FUNDS AND SEPARATE ACCOUNT LIABILITIES

The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

Future policy benefits (subsequent to the adjustment for the new accounting standard) and policy claims and other policyholders’ funds consisted of the following:

	December 31,
(in millions)	2012	2011

Fixed annuities	$16,075	$16,401
EIA accumulated host values	31	58
EIA embedded derivatives	2	2
Variable annuity fixed sub-accounts	4,843	4,852
Variable annuity GMWB	799	1,377
Variable annuity GMAB	103	237
Other variable annuity guarantees	13	14

Total annuities	21,866	22,941
VUL/UL insurance	2,760	2,662
IUL accumulated host values	59	4
IUL embedded derivatives	45	3
VUL/UL insurance additional liabilities	294	220
Other life, DI and LTC insurance	5,646	5,339

Total future policy benefits	30,670	31,169
Policy claims and other policyholders’ funds	132	121

Total future policy benefits and policy claims and other policyholders’ funds	$30,802	$31,290

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2012	2011

Variable annuity variable sub-accounts	$63,302	$57,556
VUL insurance variable sub-accounts	6,051	5,575
Other insurance variable sub-accounts	42	43

Total	$69,395	$63,174

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2012 and 2011, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2011, the Company began offering IUL insurance. IUL is similar to UL in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like UL, there is a minimum guaranteed credited rate of interest. Unlike UL, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

RiverSource Life Insurance Company

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2012				December 31, 2011

		Contract		Weighted		Contract		Weighted
	Total	Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Contract	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in millions, except age)	Value	Accounts	at Risk(2)	Age	Value	Accounts	at Risk(2)	Age

GMDB:
Return of premium	$45,697	$43,942	$61	63	$40,011	$38,275	$382	63
Five/six-year reset	11,233	8,722	115	63	11,631	9,118	350	63
One-year ratchet	7,367	6,933	106	65	7,233	6,777	479	64
Five-year ratchet	1,616	1,563	3	61	1,472	1,418	25	61
Other	912	885	62	68	759	732	93	68

Total — GMDB	$66,825	$62,045	$347	63	$61,106	$56,320	$1,329	63

GGU death benefit	$958	$907	$93	63	$920	$868	$78	63
GMIB	$425	$399	$72	66	$463	$433	$106	65
GMWB:
GMWB	$3,898	$3,880	$34	66	$3,887	$3,868	$236	65
GMWB for life	28,588	28,462	263	64	23,756	23,625	863	64

Total — GMWB	$32,486	$32,342	$297	64	$27,643	$27,493	$1,099	64

GMAB	$3,773	$3,762	$5	57	$3,516	$3,509	$63	56

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Company

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB	GMAB	UL

Balance at January 1, 2010	$6	$6	$204	$100	$15
Incurred claims	17	3	133	4	59
Paid claims	(18)	(1)	—	—	(6)

Balance at December 31, 2010	5	8	337	104	68
Incurred claims	10	2	1,040	133	53
Paid claims	(10)	(1)	—	—	(10)

Balance at December 31, 2011	5	9	1,377	237	111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)

Balance at December 31, 2012	$4	$9	$799	$103	$155

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2012	2011

Mutual funds:
Equity	$32,054	$30,738
Bond	26,165	23,862
Other	3,991	1,969

Total mutual funds	$62,210	$56,569

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2012, 2011 and 2010.

11.	LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at December 31, 2012 and 2011 of $150 million and $300 million, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. Prior to January 1, 2012, the interest rate for any borrowing under the agreement was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2012 and 2011.

In December 2009, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. Prior to January 1, 2012, the interest rate for any borrowing was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2012 and 2011.

12.	BORROWINGS UNDER REPURCHASE AGREEMENTS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $518 million and $521 million at December 31, 2012 and 2011, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2012 and 2011 was $501 million and $504 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2012 and 2011 was 0.4% and 0.3%, respectively.

RiverSource Life Insurance Company

13.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,387	$1,654	$17,041
Residential mortgage backed securities	—	3,598	23	3,621
Commercial mortgage backed securities	—	2,834	170	3,004
State and municipal obligations	—	1,122	—	1,122
Asset backed securities	—	715	156	871
Foreign government bonds and obligations	—	224	—	224
U.S. government and agencies obligations	10	39	—	49

Total Available-for-Sale securities: Fixed maturities	10	23,919	2,003	25,932
Common stocks	2	2	—	4
Cash equivalents	—	264	—	264
Other assets:
Interest rate derivative contracts	—	2,191	—	2,191
Equity derivative contracts	285	936	—	1,221
Foreign currency derivative contracts	—	6	—	6

Total other assets	285	3,133	—	3,418
Separate account assets	—	69,395	—	69,395

Total assets at fair value	$297	$96,713	$2,003	$99,013

Liabilities
Future policy benefits:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	45	—	45
GMWB and GMAB embedded derivatives	—	—	833	833

Total future policy benefits	—	47	833	880	(1)
Other liabilities:
Interest rate derivative contracts	—	1,486	—	1,486
Equity derivative contracts	258	1,535	—	1,793

Total other liabilities	258	3,021	—	3,279

Total liabilities at fair value	$258	$3,068	$833	$4,159

(1)	The Company’s adjustment for nonperformance risk resulted in a $389 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company

	December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,076	$1,342	$16,418
Residential mortgage backed securities	—	4,310	58	4,368
Commercial mortgage backed securities	—	3,615	16	3,631
State and municipal obligations	—	1,096	—	1,096
Asset backed securities	—	716	133	849
Foreign government bonds and obligations	—	144	—	144
U.S. government and agencies obligations	10	47	—	57
Other structured investments	—	—	14	14

Total Available-for-Sale securities: Fixed maturities	10	25,004	1,563	26,577
Common stocks	1	1	—	2
Trading securities	—	25	—	25
Cash equivalents	—	809	—	809
Other assets:
Interest rate derivative contracts	—	1,801	—	1,801
Equity derivative contracts	274	1,041	—	1,315
Credit derivative contracts	—	1	—	1
Foreign currency derivative contracts	—	7	—	7

Total other assets	274	2,850	—	3,124
Separate account assets	—	63,174	—	63,174

Total assets at fair value	$285	$91,863	$1,563	$93,711

Liabilities
Future policy benefits:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	3	—	3
GMWB and GMAB embedded derivatives	—	—	1,585	1,585

Total future policy benefits	—	5	1,585	1,590	(1)
Other liabilities:
Interest rate derivative contracts	—	1,198	—	1,198
Equity derivative contracts	297	734	—	1,031
Foreign currency derivative contracts	—	10	—	10

Total other liabilities	297	1,942	—	2,239

Total liabilities at fair value	$297	$1,947	$1,585	$3,829

(1)	The Company’s adjustment for nonperformance risk resulted in a $506 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

								Future Policy
	Available-for-Sale Securities: Fixed Maturities							Benefits:
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other			GMAB
	Debt	Backed	Backed	Backed	Structured			Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total		Derivatives

Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563		$(1,585)
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)	948 (2)
Other comprehensive income	12	10	7	2	1	32		—
Purchases	444	31	8	—	—	483		—
Sales	—	—	—	—	—	—		—
Issues	—	—	—	—	—	—		(188)
Settlements	(153)	(12)	—	(2)	—	(167)		(8)
Transfers into Level 3	10	25	146	22	—	203		—
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)		—

Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003		$(833)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		908

(1)	Represents a $7 million loss included in net realized investment gains (losses) and a $1 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total	Derivatives

Balance, January 1, 2011	$1,317	$2,697	$30	$148	$13	$4,205	$(421)
Total gains (losses) included in:
Net income	7	49	—	2	1	59 (1)	(1,007	)(2)
Other comprehensive income	12	(75)	—	(6)	(2)	(71)	—
Purchases	178	26	71	—	3	278	—
Sales	(50)	(3)	—	—	—	(53)	—
Issues	—	—	—	—	—	—	(149)
Settlements	(117)	(471)	—	(3)	(1)	(592)	(8)
Transfers into Level 3	7	—	1	—	—	8	—
Transfers out of Level 3	(12)	(2,165)	(86)	(8)	—	(2,271)	—

Balance, December 31, 2011	$1,342	$58	$16	$133	$14	$1,563	$(1,585)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$—	$—	$—	$1	$—	$1	$—
Net realized investment gains (losses)	—	(23)	—	—	1	(22)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(1,035)

(1)	Represents a $26 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total	Derivatives

Balance, January 1, 2010	$1,239	$2,868	$72	$119	$11	$4,309	$(299)
Total gains (losses) included in:
Net income	1	55	1	5	2	64 (1)	4 (2)
Other comprehensive income	30	202	10	10	—	252	—
Purchases, sales, issues and settlements, net	22	(428)	91	27	—	(288)	(126)
Transfers into Level 3	25	—	—	—	—	25	—
Transfers out of Level 3	—	—	(144)	(13)	—	(157)	—

Balance, December 31, 2010	$1,317	$2,697	$30	$148	$13	$4,205	$(421)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2010 included in:
Net investment income	$—	$79	$—	$4	$—	$83	$—
Net realized investment gains (losses)	—	(26)	—	—	—	(26)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(15)

(1)	Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was $(82) million, $216 million and $36 million, net of DAC and DSIC amortization, for the years ended December 31, 2012, 2011 and 2010, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million and $2.2 billion, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

				Range
	Fair Value	Valuation Technique	Unobservable Input	(Weighted Average)

	(in millions)
Corporate debt securities (private placements)	$1,624	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 8.5% (2.2% )
GMWB and GMAB embedded derivatives	$833	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of the guaranteed withdrawals represents the percentage of policyholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivative.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) fair value measurement. Significant increases

RiverSource Life Insurance Company

(decreases) in surrender rate and nonperformance risk used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2012 and 2011. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Liabilities

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company’s nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The Company’s Corporate Actuarial Department calculates the fair value of the GMWB and GMAB embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIA and IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2012 and 2011. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis. The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31,					December 31,
	2012					2011

	Carrying	Fair Value				Carrying	Fair
(in millions)	Value	Level 1	Level 2	Level 3	Total	Value	Value

Financial Assets
Mortgage loans, net	$3,389	$—	$—	$3,568	$3,568	$2,473	$2,650
Policy loans	752	—	—	725	725	739	713
Other investments	309	—	292	24	316	308	311
Restricted cash	86	86	—	—	86	26	26

Financial Liabilities
Future policy benefits	$14,701	$—	$—	$15,982	$15,982	$15,064	$16,116
Separate account liabilities	360	—	360	—	360	345	345
Line of credit with Ameriprise Financial	150	—	—	150	150	300	300
Borrowings under repurchase agreements	501	—	500	—	500	504	502
Other liabilities	144	—	—	142	142	267	263

Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

RiverSource Life Insurance Company

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans
The fair value of policy loans is determined using discounted cash flows and are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines (“FHLB”). The fair value of syndicated loans is obtained from a third party service or non-binding broker quotes. Syndicated loans that are priced by multiple non-binding broker quotes are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer or lack of liquidity.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of borrowings under agreements to repurchase is classified as Level 2.

Other Liabilities
Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows and is classified as Level 3 as the discount rate is adjusted.

14.	RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2012, 2011 and 2010, the Company received $244 million, $222 million and $136 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $477 million, $530 million and $527 million for 2012, 2011 and 2010,

RiverSource Life Insurance Company

respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Cash dividends paid to Ameriprise Financial	$865	$750	$500
Non-cash dividends paid to Ameriprise Financial	—	850	—
Cash dividends received from RiverSource Life of NY	50	79	28
Cash dividends received from RTA	—	53	63

Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2012 and 2011, RiverSource Life Insurance Company made cash contributions to RTA of $53 million and $111 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s initiative to transition Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans, and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

Beginning in 2010, the Company’s taxable income was included in the consolidated federal income tax return of Ameriprise Financial. Net amount due to Ameriprise Financial for federal income taxes were $17 million at December 31, 2012. Net amount due from Ameriprise Financial for federal income taxes were $86 million at December 31, 2011.

15.	STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $421 million and $(296) million as of December 31, 2012 and 2011, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(in millions)	2012	2011	2010

Statutory net gain (loss) from operations(1)	$2,189	$(475)	$1,200
Statutory net income (loss)(1)	1,976	(599)	1,112
Statutory capital and surplus	3,113	2,681	3,735

(1)	Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheet is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

RiverSource Life Insurance Company

The following table presents the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral:

	December 31, 2012		December 31, 2011

	Net Derivative	Net Derivative	Net Derivative	Net Derivative
(in millions)	Assets	Liabilities	Assets	Liabilities

Fair value of OTC derivatives after application of master netting agreements	$646	$603	$861	$129
Cash collateral on OTC derivatives	(262)	(67)	(613)	(26)

Fair value of OTC derivatives after application of master netting agreements and cash collateral	384	536	248	103
Securities collateral on OTC derivatives	(355)	(532)	(186)	(95)

Fair value of OTC derivatives after application of master netting agreements and cash and securities collateral	29	4	62	8
Fair value of exchange-traded derivatives	96	—	155	—

Total fair value of derivatives after application of master netting agreements and cash and securities collateral	$125	$4	$217	$8

In April 2012, the Financial Stability Oversight Council approved the final rule and interpretive guidance that provides the framework it will follow to determine if a nonbank financial company is a Systemically Important Financial Institution.

The framework includes a three-stage process to help narrow down the pool of nonbank financial companies for review and possible designation. Stage 1 criteria include having at least $50 billion in assets and meeting one of five additional quantitative measures. One of the five thresholds is $3.5 billion of derivative liabilities after considering the effects of master netting arrangements and cash collateral held with the same counterparty. The following table presents the Company’s derivative liabilities as defined by the rule:

	December 31,
(in millions)	2012	2011

Fair value of OTC derivative liabilities after application of master netting agreements and cash collateral	$536	$103
Fair value of embedded derivative liabilities	880	1,590

Fair value of derivative liabilities after application of master netting agreements and cash collateral	$1,416	$1,693

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
Derivatives not designated	Balance Sheet	December 31,		Balance Sheet	December 31,
as hedging instruments	Location	2012	2011	Location	2012	2011

		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$2,191	$1,801	Other liabilities	$1,486	$1,198
Equity contracts	Other assets	1,215	1,314	Other liabilities	1,792	1,031
Credit contracts	Other assets	—	1	Other liabilities	—	—
Foreign currency contracts	Other assets	6	7	Other liabilities	—	10
Embedded derivatives(1)	Not applicable	—	—	Future policy benefits	833	1,585

Total GMWB and GMAB		3,412	3,123		4,111	3,824

Other derivatives:
Equity
EIA embedded derivatives	Not applicable	—	—	Future policy benefits	2	2
IUL	Other assets	6	1	Other liabilities	1	—
IUL embedded derivatives	Not applicable	—	—	Future policy benefits	45	3

Total other		6	1		48	5

Total derivatives		$3,418	$3,124		$4,159	$3,829

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

		Amount of Gain (Loss) on
Derivatives not designated	Location of Gain (Loss) on	Derivatives Recognized in Income
as hedging instruments	Derivatives Recognized in Income	2012	2011	2010

		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$17	$709	$95
Equity contracts	Benefits, claims, losses and settlement expenses	(1,218)	326	(370)
Credit contracts	Benefits, claims, losses and settlement expenses	(2)	(12)	(44)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	(1)	(2)	—
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	752	(1,165)	(121)

Total GMWB and GMAB		(452)	(144)	(440)

Other derivatives:
Interest rate
Tax hedge	Net investment income	1	—	—
Equity
GMDB	Benefits, claims, losses and settlement expenses	—	—	(4)
EIA	Interest credited to fixed accounts	1	(1)	2
EIA embedded derivatives	Interest credited to fixed accounts	1	1	7
IUL	Interest credited to fixed accounts	1	1	—
IUL embedded derivatives	Interest credited to fixed accounts	(4)	(3)	—

Total other		—	(2)	5

Total derivatives		$(452)	$(146)	$(435)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps, variance swaps and credit default swaps. At December 31, 2012 and 2011, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $142.1 billion and $104.7 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable

2013	$373	$57
2014	348	55
2015	320	54
2016	289	46
2017	238	41
2018-2027	785	104

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of EIA derivative contracts was $10 million and $25 million at December 31, 2012 and 2011, respectively. The gross notional amount of IUL derivative contracts was $200 million and $12 million at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Company

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges
The Company has amounts classified in accumulated other comprehensive income related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2012 and 2011, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2012, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2012 and 2011, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2012, 2011 and 2010, the amount recognized in earnings on cash flow hedges due to ineffectiveness was $1 million, nil and nil, respectively.

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in accumulated other comprehensive income:

(in millions)	2012	2011	2010

Net unrealized derivative losses at January 1	$(26)	$(30)	$(34)
Reclassification of realized losses(1)	7	6	6
Income tax benefit	(2)	(2)	(2)

Net unrealized derivative losses at December 31	$(21)	$(26)	$(30)

(1)	Loss reclassified from accumulated other comprehensive income to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is six years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2012 and 2011, the Company held $262 million and $635 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2012 and 2011, the Company had accepted additional collateral consisting of various securities with a fair value of $387 million and $186 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the Company’s maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $29 million and $61 million, respectively.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2012 and 2011, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $364 million and $106 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2012 and 2011 was $360 million and $98 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2012 and 2011 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $4 million and $8 million, respectively.

RiverSource Life Insurance Company

17.	INCOME TAXES
The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted. Prior period disclosures presented below have been retrospectively adjusted for the new accounting standard.

In 2012, the Company made a correction to tax expense primarily attributable to prior periods. Management has determined that the effect of this correction is not material to the Consolidated Financial Statements for all current and prior periods presented. See Note 1 for additional information on this correction.

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Current income tax:
Federal	$197	$137	$(167)
State	7	3	3

Total current income tax	204	140	(164)

Deferred income tax:
Federal	(38)	51	360
State	(2)	(1)	(1)

Total deferred income tax	(40)	50	359

Total income tax provision	$164	$190	$195

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2012	2011	2010

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(9.7)	(12.6)	(7.8)
State taxes, net of federal benefit	0.4	0.1	0.1
Low income housing credit	(4.7)	(1.6)	(1.6)
Foreign tax credit, net of addback	(0.5)	(1.6)	(1.4)
Taxes applicable to prior years	(2.5)	—	(2.2)
Other, net	2.1	(0.5)	—

Income tax provision	20.1%	18.8%	22.1%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction, foreign tax credits and low income housing credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to a $32 million out-of-period correction of tax related to securities lending activities partially offset by increased low income housing tax credits. See Note 1 for additional information on the out-of-period correction.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities are reflected in the following table:

	December 31,
(in millions)	2012	2011

Deferred income tax assets:
Liabilities for future policy benefits	$1,295	$1,589
Investment related	161	—
Capital loss and tax credit carryforwards	5	30
State net operating losses	5	4

Gross deferred income tax assets	1,466	1,623
Less: valuation allowance	(5)	(4)

Total deferred income tax assets	1,461	1,619

Deferred income tax liabilities:
Deferred acquisition costs	677	639
Net unrealized gains on Available-for-Sale securities	676	501
Investment related	—	190
Deferred sales inducement costs	142	180
Other	29	49

Gross deferred income tax liabilities	1,524	1,559

Net deferred income tax assets (liabilities)	$(63)	$60

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010

Balance at January 1	$134	$83	$(77)
Additions (reductions) based on tax positions related to the current year	1	(1)	—
Additions for tax positions of prior years	19	79	322
Reductions for tax positions of prior years	(77)	(7)	(196)
Settlements	(12)	(20)	34

Balance at December 31	$65	$134	$83

The significant decrease in the amount of gross unrecognized tax benefits is a result of reaching an agreement with the Internal Revenue Service (“IRS”) on the treatment of certain items under audit. If recognized, approximately $8 million, $12 million and $39 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2012, 2011 and 2010, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a reduction of $3 million, an increase of $57 million and a reduction of $8 million in interest and penalties for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had a payable of $30 million and $33 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $63 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is in the process of completing the audit of the Company’s income tax returns for 2008 and 2009 and began auditing 2010 and 2011 in the fourth quarter of 2012. The Company or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2009 and remain open for the years after 2009.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company’s income tax expense and deferred tax balances.

RiverSource Life Insurance Company

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2012	2011	2010

Net unrealized securities gains	$161	$89	$181
Net unrealized derivative losses	(2)	(2)	(2)

Net income tax provision	$159	$87	$179

18.	COMMITMENTS AND CONTINGENCIES
At December 31, 2012 and 2011, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2012, these guarantees range up to 5.0%.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquires (including inquiries from the States of Minnesota and New York and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry.

During the second quarter of 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset, primarily associated with ELNY. At December 31, 2012, the estimated liability was $26 million and the related premium tax asset was $19 million. The expected period over which the assessments will be made and the related tax credits recovered is not known. At December 31, 2011, the net liability was not considered material.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6594-20 A (4/13)